      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016.

                                                            FILE NOS. 333-178843
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 9                [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                  Amendment No. 9                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)



                                175 WATER STREET
                            NEW YORK, NEW YORK 10038

             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]  on (date) pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum O-Series Variable Annuity;
                                                                                    Purchasing a Polaris Platinum O-Series
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum O-Series Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    O-Series Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum O-Series
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.




                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- ---------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum O-Series Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P);
                                                     Financial Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum O-Series
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Annuity Income Payments; Annuity Unit
                                                     Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           POLARIS PLATINUM O-Series
                                   PROSPECTUS

                                  MAY 2, 2016

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                      and

                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2016. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                               MANAGED BY:
  Aggressive Growth                             Wells Capital Management Incorporated
  American Funds Asset Allocation               Capital Research and Management Company
  American Funds Bond                           Capital Research and Management Company
  American Funds Capital Income Builder         Capital Research and Management Company
  American Funds Global Bond                    Capital Research and Management Company
  American Funds Global Growth                  Capital Research and Management Company
  American Funds Global Small Capitalization    Capital Research and Management Company
  American Funds Growth                         Capital Research and Management Company
  American Funds Growth-Income                  Capital Research and Management Company
  American Funds International                  Capital Research and Management Company
  Asset Allocation                              Edge Asset Management, Inc.
  Balanced                                      J.P. Morgan Investment Management Inc.
  Blue Chip Growth                              Massachusetts Financial Services Company
  Capital Appreciation                          Wellington Management Company LLP
  Capital Growth                                The Boston Company Asset Management, LLC
  Corporate Bond                                Federated Investment Management Company
  "Dogs" of Wall Street                         SunAmerica Asset Management, LLC
  Emerging Markets                              J.P. Morgan Investment Management Inc.
  Equity Opportunities                          OppenheimerFunds, Inc.
  Foreign Value                                 Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund   Franklin Templeton Services, LLC
  Franklin Income VIP Fund                      Franklin Advisers, Inc.
  Franklin Mutual Global Discovery VIP Fund     Franklin Mutual Advisers, LLC
  Franklin Rising Dividends VIP Fund            Franklin Advisory Services, LLC
  Franklin Strategic Income VIP Fund            Franklin Advisers, Inc.
  Fundamental Growth                            Wells Capital Management Incorporated
  Global Bond                                   Goldman Sachs Asset Management International


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                  MANAGED BY:
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.
  High-Yield Bond                                  PineBridge Investments LLC
  International Diversified Equities               Morgan Stanley Investment Management Inc.
  International Growth and Income                  Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II  Invesco Advisers, Inc.
    Shares
  Invesco V.I. American Value Fund, Series II      Invesco Advisers, Inc.
    Shares
  Invesco V.I. Comstock Fund, Series II Shares     Invesco Advisers, Inc.
  Invesco V.I. Equity and Income Fund, Series II   Invesco Advisers, Inc.
    Shares
  Invesco V.I. Growth and Income Fund, Series II   Invesco Advisers, Inc.
    Shares
  Lord Abbett Bond Debenture                       Lord, Abbett & Co. LLC
  Lord Abbett Developing Growth                    Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock                        Lord, Abbett & Co. LLC
  Lord Abbett Total Return                         Lord, Abbett & Co. LLC
  Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.
  Natural Resources                                Wellington Management Company LLP
  Real Estate                                      FIAM LLC(3)
  Real Return                                      Wellington Management Company LLP
  SA AB Growth                                     AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and Massachusetts
                                                   Financial Services Company
  SA Legg Mason BW Large Cap Value(2)              Brandywine Global Investment Management, LLC(2)
  SA Marsico Focused Growth                        Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust             Massachusetts Financial Services Company
  SA MFS Total Return                              Massachusetts Financial Services Company
  SA T. Rowe Price VCP Balanced Portfolio(1)       T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                            AllianceBernstein L.P.
  Small Company Value                              Franklin Advisory Services, LLC
  SunAmerica Dynamic Allocation Portfolio(1)       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                       Columbia Management Investment Advisers, LLC
  Telecom Utility                                  Massachusetts Financial Services Company
  Templeton Global Bond VIP Fund                   Franklin Advisers, Inc.
  Ultra Short Bond Portfolio(4)                    Dimensional Fund Advisors LP(4)
  VCP Value Portfolio(1)                           Invesco Advisers, Inc.



1 Your broker-dealer may not allow investment in this portfolio without election of a Living Benefit.



2 On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg
  Mason BW Large Cap Value Portfolio and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.


3 On December 10, 2015, the investment manager Pyramis Global Advisors, LLC was renamed FIAM LLC.


4 On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond
  Portfolio and the investment manager changed from BofA Advisors, LLC to Dimensional Fund Advisors LP.


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY..........................................   4
HIGHLIGHTS........................................   5
FEE TABLE.........................................   7
      Maximum Owner Transaction Expenses..........   7
      Maximum Premium Based Charge................   7
      Maximum Withdrawal Charges..................   7
      Contract Maintenance Fee....................   7
      Separate Account Annual Expenses............   7
      Additional Optional Feature Fee.............   7
        Optional Polaris Income Builder and
          SunAmerica
           Income Plus Fee........................   7
      Total Annual Portfolio Operating Expenses...   7
        .
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..............   9
THE POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY................................  10
PURCHASING A POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY................................  10
      Allocation of Purchase Payments.............  11
      Accumulation Units..........................  12
      Free Look...................................  12
      Exchange Offers.............................  13
      Important Information for Military            13
        Servicemembers............................
INVESTMENT OPTIONS................................  13
      Variable Portfolios.........................  13
        AIM Variable Insurance Funds (Invesco
          Variable
           Insurance Funds).......................  14
        American Funds Insurance Series...........  14
        Franklin Templeton Variable Insurance
          Products
           Trust..................................  14
        Goldman Sachs Variable Insurance Trust....  14
        Lord Abbett Series Fund, Inc..............  14
        Anchor Series Trust.......................  14
        Seasons Series Trust......................  14
        SunAmerica Series Trust...................  15
      Substitution, Addition or Deletion of
        Variable
        Portfolios................................  18
      Fixed Accounts..............................  18
      Dollar Cost Averaging Fixed Accounts........  18
      Dollar Cost Averaging Program...............  19
      Polaris Portfolio Allocator Program.........  19
      Transfers During the Accumulation Phase.....  21
      Automatic Asset Rebalancing Program.........  24
      Voting Rights...............................  24
ACCESS TO YOUR MONEY..............................  24
      Free Withdrawal Amount......................  24
      Systematic Withdrawal Program...............  26
      Nursing Home Waiver.........................  26
      Minimum Contract Value......................  26
      Qualified Contract Owners...................  26
OPTIONAL LIVING BENEFIT...........................  26
      Polaris Income Builder......................  28
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS......  33
DEATH BENEFITS....................................  35
      Beneficiary Continuation Programs...........  36
      Death Benefit Defined Terms.................  37
      Standard Death Benefit......................  37
      Optional Maximum Anniversary Value Death      38
        Benefit...................................
      Spousal Continuation........................  38
EXPENSES..........................................  38
      Separate Account Expenses...................  38
      Premium Based Charge........................  39
      Withdrawal Charges..........................  39
      Underlying Fund Expenses....................  40
      Contract Maintenance Fee....................  40
      Transfer Fee................................  41
      Optional Living Benefit Fee.................  41
      Optional Polaris Income Builder Fee.........  41
      Optional Maximum Anniversary Value Death
        Benefit
        Fee.......................................  41


      Premium Tax.................................  41
      Income Taxes................................  41
      Reduction or Elimination of Fees, Expenses
        and
        Additional Amounts Credited...............  41
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT....................................  41
ANNUITY INCOME OPTIONS............................  43
      The Income Phase............................  43
      Annuity Income Options......................  43
      Fixed or Variable Annuity Income Payments...  44
        .
      Annuity Income Payments.....................  44
      Transfers During the Income Phase...........  45
      Deferment of Payments.......................  45
TAXES.............................................  45
      Annuity Contracts in General................  45
      Tax Treatment of Distributions -
        Non-Qualified
        Contracts.................................  46
      Tax Treatment of Distributions - Qualified    46
        Contracts.................................
      Required Minimum Distributions..............  47
      Tax Treatment of Death Benefits.............  48
      Tax Treatment of Optional Living Benefits...  48
        .
      Contracts Owned by a Trust or Corporation...  48
        .
      Foreign Account Tax Compliance ("FATCA")....  48
      Other Withholding Tax.......................  49
      Gifts, Pledges and/or Assignments of a        49
        Contract..................................
      Diversification and Investor Control........  49
OTHER INFORMATION.................................  49
      The Distributor.............................  49
      The Company.................................  49
      The Separate Account........................  50
      The General Account.........................  51
      Financial Statements........................  51
      Administration..............................  51
      Legal Proceedings...........................  52
      Registration Statements.....................  52
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION.....................................  52
APPENDIX A - CONDENSED FINANCIAL INFORMATION...... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY..................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME BUILDER
  FEE............................................. C-1
APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES..... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................... E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MARCH 10, 2014.................. F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  MODELS AND SAMPLE PORTFOLIOS
  PRIOR TO MAY 2, 2016............................ G-1



                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.



LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM PREMIUM BASED CHARGE
(as a percentage of each Purchase Payment)(1)..... 5.00%



MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(2)..... 6.00%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(3)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(4)..... $50

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee(5)....................... 0.95%
  Optional Maximum Anniversary Value Death
     Benefit Fee................................ 0.25%
                                                 ----
     Total Separate Account Annual Expenses..... 1.20%
                                                 ====

ADDITIONAL OPTIONAL FEATURE FEE

You may elect the following optional Living Benefit which is a guaranteed minimum withdrawal benefit:


OPTIONAL POLARIS INCOME BUILDER AND SUNAMERICA INCOME PLUS FEE
(SunAmerica Income Plus is not available for election after May 1, 2013) (calculated as a percentage of the Income Base)(6)



NUMBER OF                         INITIAL       MAXIMUM
COVERED                            ANNUAL       ANNUAL
PERSONS                         FEE RATE(7)   FEE RATE(7)
------------------------------ ------------- ------------
  For One Covered Person......    1.10%         2.20%
  For Two Covered Persons.....    1.35%         2.70%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        1.56%



FOOTNOTES TO THE FEE TABLE:

 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.


                                       7

 2 Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.

 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 4 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.


 5 If you do not elect any optional features, your total separate account annual expenses would be 0.95%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2013, please see APPENDIX F for a description of the living benefit you may have elected.


 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 8 The maximum expense is for an Underlying Fund of Lord Abbett Series Fund, as of its fiscal year ended December 31, 2015. There is a contractual agreement with Lord, Abbett & Co. LLC under which it will waive 0.66% of its fee and the fee is 0.90% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.90%. The contractual agreement with Lord, Abbett & Co. LLC will continue until at least April 30, 2017, and may not be terminated prior to that date without the approval of the Lord Abbett Series Fund Board of Directors. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2015.



                                       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.70% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 1.56%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR       3 YEARS     5 YEARS     10 YEARS
------------   ---------   ---------   ---------
  $ 1,072      $ 2,220     $ 3,226     $ 5,629


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 472      $ 1,720     $ 2,926     $ 5,629



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%)








(1)   If you surrender your contract at the end of the applicable time period:



  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 829      $ 1,199     $ 1,487     $ 2,289


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 229      $ 699       $ 1,187     $ 2,289



EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Builder fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



* The 1 year Maximum Expense Example reflects the Lord, Abbett & Co. LLC 0.66% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     PURCHASING A POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
        Qualified        $10,000             $500           $100
      Non-Qualified      $10,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


We reserve the right to refuse any Purchase Payment when we are crediting the guaranteed minimum interest rate under the contract. Specific parameters under which we may refuse or restrict Purchase Payments are outlined below, and in the FIXED ACCOUNTS and OPTIONAL LIVING BENEFIT sections of the prospectus. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the GLOSSARY. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the



                                       10



maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       11




An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.


Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and


     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must


                                       12



mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


                                       13



Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisor regarding which of these Variable Portfolios are appropriate for your risk structure.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 4 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     For contracts issued prior to June 29, 2015, Class 2 Shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 Shares, which have higher total annual fund operating expenses, are available instead.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Advisory Services, LLC are the investment advisers to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment adviser to Goldman Sachs Variable Insurance Trust ("GST").



     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


                                       14



     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO


            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio has a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefit under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15




UNDERLYING FUNDS                                MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                               Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation                 Capital Research and Management Company          AFIS       ASSET ALLOCATION
American Funds Bond                             Capital Research and Management Company          AFIS       BOND
American Funds Capital Income Builder           Capital Research and Management Company          AFIS       ASSET ALLOCATION
American Funds Global Bond                      Capital Research and Management Company          AFIS       BOND
American Funds Global Growth                    Capital Research and Management Company          AFIS       STOCK
American Funds Global Small Capitalization      Capital Research and Management Company          AFIS       STOCK
American Funds Growth                           Capital Research and Management Company          AFIS       STOCK
American Funds Growth-Income                    Capital Research and Management Company          AFIS       STOCK
American Funds International                    Capital Research and Management Company          AFIS       STOCK
Asset Allocation                                Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Balanced                                        J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                            Wellington Management Company LLP                AST        STOCK
Capital Growth                                  The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                  Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                          SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                            OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                   Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund     Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                        Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Franklin Mutual Global Discovery VIP Fund       Franklin Mutual Advisers, LLC                    FTVIPT     STOCK
Franklin Rising Dividends VIP Fund              Franklin Advisory Services, LLC                  FTVIPT     STOCK
Franklin Strategic Income VIP Fund              Franklin Advisers, Inc.                          FTVIPT     BOND
Fundamental Growth                              Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                     Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Goldman Sachs VIT Government Money              Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Government and Quality Bond                     Wellington Management Company LLP                AST        BOND
Growth                                          Wellington Management Company LLP                AST        STOCK
Growth-Income                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                            Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                 PineBridge Investments LLC                       SAST       BOND
International Diversified Equities              Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                 Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,           Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. American Value Fund, Series II     Invesco Advisers, Inc.                           AVIF       STOCK
 Shares
Invesco V.I. Comstock Fund, Series II           Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Equity and Income Fund,            Invesco Advisers, Inc.                           AVIF       ASSET ALLOCATION
 Series II Shares
Invesco V.I. Growth and Income Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Bond Debenture                      Lord, Abbett & Co. LLC                           LASF       BOND
Lord Abbett Developing Growth                   Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Mid Cap Stock                       Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Total Return                        Lord, Abbett & Co. LLC                           LASF       BOND
Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                               Wellington Management Company LLP                AST        STOCK
Real Estate                                     FIAM LLC                                         SAST       STOCK
Real Return                                     Wellington Management Company LLP                SST        BOND
SA AB Growth                                    AllianceBernstein L.P.                           SAST       STOCK
SA JPMorgan MFS Core Bond                       J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                Brandywine Global Investment Management, LLC     SAST       STOCK
SA Marsico Focused Growth                       Marsico Capital Management, LLC                  SAST       STOCK
SA MFS Massachusetts Investors Trust*           Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                            Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA T. Rowe Price VCP Balanced Portfolio         T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION
Small & Mid Cap Value                           AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                             Franklin Advisory Services, LLC                  SAST       STOCK



                                       16



UNDERLYING FUNDS                            MANAGED BY:                                        TRUST    ASSET CLASS
-----------------------------------------   ----------------------------------------------   --------   -----------------
SunAmerica Dynamic Allocation Portfolio     SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                            AllianceBernstein L.P.
Technology                                  Columbia Management Investment Advisers, LLC     SAST       STOCK
Telecom Utility                             Massachusetts Financial Services Company         SAST       STOCK
Templeton Global Bond VIP Fund              Franklin Advisers, Inc.                          FTVIPT     BOND
Ultra Short Bond Portfolio                  Dimensional Fund Advisors LP                     SAST       BOND
VCP Value Portfolio                         Invesco Advisers, Inc.                           SAST       ASSET ALLOCATION



* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.



                                       17



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If you elect Polaris Income Builder, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of this Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFIT.



DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a Living Benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


                                       18



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


                                       19



ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

However, if you have elected an optional Living Benefit prior to March 10, 2014, pursuant to certain investment requirements, a portion of your investment can be allocated to the SunAmerica Dynamic Allocation Portfolio in addition to a Polaris Portfolio Allocator Model.


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there


                                       20



can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 2, 2016)




         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              2.0%        3.0%        4.0%       6.0%
 American Funds Growth-Income              0.0%        0.0%        1.0%       4.0%
 Blue Chip Growth                          2.0%        3.0%        4.0%       4.0%
 Capital Appreciation                      3.0%        3.0%        4.0%       5.0%
 Capital Growth                            2.0%        3.0%        3.0%       4.0%
 Corporate Bond                           10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                     3.0%        3.0%        3.0%       5.0%
 Emerging Markets                          0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                      3.0%        4.0%        4.0%       6.0%
 Foreign Value                             3.0%        3.0%        3.0%       4.0%
 Global Bond                               4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond               8.0%        8.0%        7.0%       2.0%
 Growth-Income                             6.0%        7.0%        8.0%       8.0%
 High-Yield Bond                           4.0%        3.0%        2.0%       0.0%
 International Diversified Equities        3.0%        3.0%        4.0%       5.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        5.0%        5.0%        6.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  6.0%        7.0%        8.0%       8.0%
 Real Estate                               0.0%        0.0%        0.0%       1.0%
 Real Return                               5.0%        3.0%        2.0%       0.0%
 SA AB Growth                              1.0%        1.0%        1.0%       2.0%
 SA JPMorgan MFS Core Bond                17.0%       13.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                                   4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                 0.0%        1.0%        1.0%       2.0%
 SA MFS Massachusetts Investors
   Trust                                   6.0%        6.0%        7.0%       8.0%
 Small & Mid Cap Value                     1.0%        1.0%        1.0%       2.0%
 Small Company Value                       0.0%        2.0%        2.0%       1.0%
 Ultra Short Bond                          2.0%        1.0%        0.0%       0.0%
                              TOTAL        100%        100%        100%       100%


The Polaris Portfolio Allocator Models listed above are those that are currently available. The Portfolio Allocator models are reconfigured from time to time. However, once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.

If you invested in a Portfolio Allocator model prior to May 2, 2016, PLEASE SEE THE POLARIS PORTFOLIO ALLOCATOR MODELS APPENDIX, for additional information regarding the previous allocations of the Portfolio Allocator models prior to that date.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is


                                       21



yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2016 and within the previous twelve months (from August 18, 2015 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2016 must be submitted by U.S. Mail (from August 18, 2016 through August 17, 2017).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


                                       22



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers


                                       23



will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFIT BELOW.


Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you elected the optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFIT BELOW.



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your


                                       24



free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 4% is the applicable percentage) [B x C=$4,000]

     D=  Your full contract value ($86,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


                                       25



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.



NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFIT


The optional Living Benefit, POLARIS INCOME BUILDER(R), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee only at the time of contract issue. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return.

Please read carefully the more detailed description of the Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.


POLARIS INCOME BUILDER(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an annual Income Credit.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available.



                                       26



GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT

The "SunAmerica Income Builder" Living Benefit was renamed "Polaris Income Builder" as of March 10, 2014. All references in the prospectus to the "SunAmerica Income Builder" Living Benefit have been changed accordingly.

You must invest in accordance with investment requirements outlined below.

The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature.

This optional Living Benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime retirement income. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MARCH 10, 2014, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.


Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:



     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.



     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.



     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.


For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.



HIGHEST ANNIVERSARY VALUE
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.



INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


                                       27



INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT                 INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years -- the
                  Income Credit is eliminated in years any withdrawal
                  is taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INVESTMENT REQUIREMENTS

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" below.



MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. Currently, the Maximum Annual Withdrawal Percentage is the same as the Protected Income Payment Percentage.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


POLARIS INCOME BUILDER


How does Polaris Income Builder work?


Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?


The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE



  NUMBER OF COVERED PERSONS     MAXIMUM ANNUAL
     AND AGE OF COVERED           WITHDRAWAL       PROTECTED INCOME
 PERSON AT FIRST WITHDRAWAL*      PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)               4.0%                4.0%
 One Covered Person
 (Ages 65 and older)                5.2%                5.2%
 Two Covered Persons
 (Age 64 and Younger)               3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)                4.7%                4.7%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


We reserve the right to modify the rates referenced in the table above at anytime for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.


Are there investment requirements if I elect a Living Benefit?


Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.



                                       28




With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


You must allocate your assets in accordance with one of two options below:



  1   10% Secure      90% SunAmerica Dynamic Allocation Portfolio;
      Value Account
  2   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA JPMorgan MFS Core Bond
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      Ultra Short Bond Portfolio
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


How do my investment requirements impact my feature and contract?


Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.



REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.


If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate


                                       29



the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.


SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary


THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.


SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE


If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" ABOVE.



DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than


                                       30




the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder?


The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee



                                       31



rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                  MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                                DECREASE OR
                                                                 INCREASE
                          INITIAL      MAXIMUM      MINIMUM        EACH
      NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
   COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%     (+or-)0.25%


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


Due to the investment requirements associated with the election of these Living Benefits, a portion of your assets may be invested in the following Variable
Portfolios:

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


                                       32

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When and how may I elect the Living Benefit?


You may elect the Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:




                             COVERED PERSON
                           MINIMUM     MAXIMUM
                             AGE         AGE
        One Owner            45          80
     Joint Owners(1)         45          80



IF YOU ELECT TWO COVERED PERSONS:




                              COVERED PERSON #1      COVERED PERSON #2
                             MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                               AGE         AGE         AGE         AGE
       NON-QUALIFIED:
      Joint Owners(2)          45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary      45          80          45        N/A(3)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary      45          80          45        N/A(3)


(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" ABOVE.


                                       33




If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for Highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.



                                       34



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?"above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding



                                       35



of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:



     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.



     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.



     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. The Variable Portfolios may be of a different share class than those available to the original owner subject to different underlying fund fees. The Beneficiary may transfer funds among the Variable Portfolios.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may transfer funds among the Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner. Any Fixed Accounts or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the


                                       36



required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


                                       37



OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value Death Benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 0.95% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


                                       38



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


                                                         QUARTERLY
                                                          PREMIUM
                                                        BASED CHARGE
                                          PREMIUM       (OVER 7 YEAR
ACCUMULATED PREMIUM BREAKPOINT         BASED CHARGE       PERIOD)
 Less than $50,000                        5.00%           0.1786%
 $50,000 but less than $100,000           4.50%           0.1607%
 $100,000 but less than $250,000          3.50%           0.1250%
 $250,000 but less than $500,000          2.50%           0.0893%
 $500,000 but less than $1,000,000        2.00%           0.0714%
 $100,000,000 or more                     1.25%           0.0446%

If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.



WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit.


                                       39



You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:


WITHDRAWAL CHARGE SCHEDULE


ACCUMULATED                        YEARS SINCE RECEIPT OF EACH PREMIUM
PREMIUM
BREAKPOINT                1        2       3        4       5      6        7     8+
 Less than $50,000          6%      5%      5%        4%  3%         2%      1%  0%
 $50,000 but less
 than $100,000            5.5%      5%      5%        4%  3%         2%      1%  0%
 $100,000 but less
 than $250,000            4.5%      4%      4%        3%  3%         2%      1%  0%
 $250,000 but less
 than $500,000            3.5%      3%      3%     2.25%  2%         2%      1%  0%
 $500,000 but less
 than $1,000,000            3%      2%      2%      1.5%  1%         1%      1%  0%
 $1,000,000 or more      2.25%    1.5%    1.5%        1%  1%      0.75%    0.5%  0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.



12b-1 FEES


Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 4 shares of American Funds Insurance Series for contracts issued on or after June 29, 2015 and Class 2 shares of American Funds Insurance Series for contracts issued prior to June 29, 2015, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.



CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



                                       40



TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEE

The Polaris Income Builder Living Benefit fee will be calculated as a percentage of the Income Base for all years in which the Living Benefit is in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



OPTIONAL POLARIS INCOME BUILDER FEE



                                                                  MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                                DECREASE OR
                                                                 INCREASE
                          INITIAL      MAXIMUM      MINIMUM        EACH
      NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
   COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the


                                       41



contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2015 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on


                                       42



assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.



HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity


                                       43



income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.


                                       44



If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.



ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.



U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION

On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. While the new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for distributions and rollovers to/from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.



                                       45



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan


                                       46



           to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary


                                       47



instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia


     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



                                       48



OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY


American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


                                       49



THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are


                                       50



not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days



                                       51



of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 29, 2016, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       52

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                   FISCAL YEAR    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION        ENDED          ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11     12/31/12        12/31/13        12/31/14        12/31/15
================================================== ============= ============== =============== =============== ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$9.186     (a)$8.071      (a)$9.268       (a)$13.091      (a)$13.006
                                                   (b)$9.027     (b)$7.920      (b)$9.072       (b)$12.782      (b)$12.667
 Ending AUV....................................... (a)$8.071     (a)$9.268      (a)$13.091      (a)$13.006      (a)$12.698
                                                   (b)$7.920     (b)$9.072      (b)$12.782      (b)$12.667      (b)$12.337
 Ending Number of AUs............................. (a)6,372      (a)47,170      (a)8,558        (a)14,412       (a)15,158
                                                   (b)1,192      (b)4,060       (b)10,511       (b)28,594       (b)34,153

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$10.000
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$9.987
 Ending Number of AUs............................. (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)154,121
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)196,184

---------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$9.840
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$9.824
 Ending Number of AUs............................. (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)24,582
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)30,428

---------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$9.380
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$9.364
 Ending Number of AUs............................. (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)84,673
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)109,953

---------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$9.537
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$9.522
 Ending Number of AUs............................. (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)8,066
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)6,098

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$9.862
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$9.850
 Ending Number of AUs............................. (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)126,664
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)245,007

---------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)$9.230
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)$9.215
 Ending Number of AUs............................. (a)N/A        (a)N/A         (a)N/A          (a)N/A          (a)1,816
                                                   (b)N/A        (b)N/A         (b)N/A          (b)N/A          (b)15,853

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14        12/31/15
================================================== =============   =============   =============   =============   =============
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$9.915
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$9.899
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)182,391
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)347,334

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$9.822
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$9.587
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)410,118
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)547,999

---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$8.692
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$8.678
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)7,189
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)22,643

---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.239      (a)$15.279      (a)$16.900      (a)$19.686      (a)$20.903
                                                   (b)$15.831      (b)$14.893      (b)$16.432      (b)$19.093      (b)$20.222
 Ending AUV....................................... (a)$15.279      (a)$16.900      (a)$19.686      (a)$20.903      (a)$20.297
                                                   (b)$14.893      (b)$16.432      (b)$19.093      (b)$20.222      (b)$19.588
 Ending Number of AUs............................. (a)30,480       (a)80,514       (a)100,367      (a)114,679      (a)121,925
                                                   (b)9,141        (b)28,373       (b)36,872       (b)75,611       (b)104,556

---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.666      (a)$10.211      (a)$11.414      (a)$13.475      (a)$14.838
                                                   (b)$10.329      (b)$9.877       (b)$11.013      (b)$12.970      (b)$14.246
 Ending AUV....................................... (a)$10.211      (a)$11.414      (a)$13.475      (a)$14.838      (a)$14.665
                                                   (b)$9.877       (b)$11.013      (b)$12.970      (b)$14.246      (b)$14.045
 Ending Number of AUs............................. (a)45,572       (a)156,951      (a)211,880      (a)316,139      (a)372,500
                                                   (b)22,478       (b)85,495       (b)171,915      (b)281,148      (b)474,563

---------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$6.662       (a)$5.841       (a)$6.439       (a)$8.524       (a)$9.427
                                                   (b)$6.449       (b)$5.647       (b)$6.210       (b)$8.201       (b)$9.046
 Ending AUV....................................... (a)$5.841       (a)$6.439       (a)$8.524       (a)$9.427       (a)$9.723
                                                   (b)$5.647       (b)$6.210       (b)$8.201       (b)$9.046       (b)$9.307
 Ending Number of AUs............................. (a)47,145       (a)79,716       (a)100,986      (a)387,968      (a)581,642
                                                   (b)15,429       (b)42,508       (b)100,949      (b)560,366      (b)909,920

---------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$19.597      (a)$15.803      (a)$19.346      (a)$25.964      (a)$29.565
                                                   (b)$19.084      (b)$15.371      (b)$18.770      (b)$25.128      (b)$28.542
 Ending AUV....................................... (a)$15.803      (a)$19.346      (a)$25.964      (a)$29.565      (a)$31.762
                                                   (b)$15.371      (b)$18.770      (b)$25.128      (b)$28.542      (b)$30.587
 Ending Number of AUs............................. (a)87,337       (a)229,299      (a)711,853      (a)953,738      (a)922,435
                                                   (b)33,688       (b)102,113      (b)340,908      (b)630,593      (b)756,847

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                              FISCAL YEAR       FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                              INCEPTION          ENDED             ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                          TO 12/31/11        12/31/12          12/31/13          12/31/14         12/31/15
=========================================== =============   ===============   ===============   ===============   ==============
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$8.353       (a)$7.600         (a)$8.555         (a)$10.926        (a)$11.723
                                            (b)$8.137       (b)$7.392         (b)$8.301         (b)$10.575        (b)$11.319
 Ending AUV................................ (a)$7.600       (a)$8.555         (a)$10.926        (a)$11.723        (a)$12.229
                                            (b)$7.392       (b)$8.301         (b)$10.575        (b)$11.319        (b)$11.778
 Ending Number of AUs...................... (a)4,175        (a)11,912         (a)13,067         (a)21,170         (a)74,772
                                            (b)1,880        (b)18,635         (b)42,611         (b)74,956         (b)164,754

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$11.571      (a)$11.462        (a)$11.298        (a)$11.134        (a)$10.971
                                            (b)$11.229      (b)$11.109        (b)$10.923        (b)$10.738        (b)$10.554
 Ending AUV................................ (a)$11.462      (a)$11.298        (a)$11.134        (a)$10.971        (a)$10.817
                                            (b)$11.109      (b)$10.923        (b)$10.738        (b)$10.554        (b)$10.380
 Ending Number of AUs...................... (a)86,712       (a)18,429         (a)99,066         (a)117,180        (a)158,414
                                            (b)6,946        (b)10,863         (b)95,447         (b)128,606        (b)160,116

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$20.639      (a)$20.981        (a)$23.097        (a)$23.142        (a)$24.193
                                            (b)$20.110      (b)$20.411        (b)$22.413        (b)$22.401        (b)$23.360
 Ending AUV................................ (a)$20.981      (a)$23.097        (a)$23.142        (a)$24.193        (a)$23.612
                                            (b)$20.411      (b)$22.413        (b)$22.401        (b)$23.360        (b)$22.742
 Ending Number of AUs...................... (a)209,299      (a)723,026        (a)1,643,661      (a)2,097,613      (a)2,176,349
                                            (b)76,302       (b)269,050        (b)642,161        (b)1,043,917      (b)1,291,447

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$16.246      (a)$16.665        (a)$18.742        (a)$25.300        (a)$27.687
                                            (b)$15.829      (b)$16.210        (b)$18.185        (b)$24.487        (b)$26.730
 Ending AUV................................ (a)$16.665      (a)$18.742        (a)$25.300        (a)$27.687        (a)$27.922
                                            (b)$16.210      (b)$18.185        (b)$24.487        (b)$26.730        (b)$26.890
 Ending Number of AUs...................... (a)2,212        (a)107,479        (a)365,685        (a)515,749        (a)535,438
                                            (b)720          (b)29,440         (b)157,518        (b)316,079        (b)394,880

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$30.757      (a)$21.511        (a)$25.240        (a)$24.095        (a)$22.406
                                            (b)$30.036      (b)$20.985        (b)$24.562        (b)$23.389        (b)$21.695
 Ending AUV................................ (a)$21.511      (a)$25.240        (a)$24.095        (a)$22.406        (a)$18.978
                                            (b)$20.985      (b)$24.562        (b)$23.389        (b)$21.695        (b)$18.330
 Ending Number of AUs...................... (a)14,205       (a)44,043         (a)154,230        (a)241,521        (a)298,871
                                            (b)4,925        (b)20,914         (b)81,004         (b)186,008        (b)269,669

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$12.830      (a)$12.055        (a)$13.919        (a)$18.047        (a)$19.694
                                            (b)$12.508      (b)$11.747        (b)$13.529        (b)$17.498        (b)$19.047
 Ending AUV................................ (a)$12.055      (a)$13.919        (a)$18.047        (a)$19.694        (a)$20.043
                                            (b)$11.747      (b)$13.529        (b)$17.498        (b)$19.047        (b)$19.336
 Ending Number of AUs...................... (a)549          (a)63,131         (a)449,566        (a)682,603        (a)703,926
                                            (b)256          (b)23,090         (b)201,974        (b)458,747        (b)569,826

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$10.932      (a)$8.512         (a)$10.058        (a)$12.263        (a)$11.301
                                            (b)$10.797      (b)$8.394         (b)$9.894         (b)$12.033        (b)$11.061
 Ending AUV................................ (a)$8.512       (a)$10.058        (a)$12.263        (a)$11.301        (a)$10.647
                                            (b)$8.394       (b)$9.894         (b)$12.033        (b)$11.061        (b)$10.395
 Ending Number of AUs...................... (a)835,489      (a)2,423,961      (a)3,220,562      (a)3,953,023      (a)4,039,859
                                            (b)317,609      (b)880,087        (b)1,322,971      (b)1,931,911      (b)2,212,946

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                  FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                     INCEPTION       ENDED         ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11     12/31/12      12/31/13      12/31/14      12/31/15
================================================== ============= ============= ============= ============= ==============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.236    (a)$9.184     (a)$10.492    (a)$12.865    (a)$13.106
                                                   (b)$10.159    (b)$9.094     (b)$10.364    (b)$12.675    (b)$12.881
 Ending AUV....................................... (a)$9.184     (a)$10.492    (a)$12.865    (a)$13.106    (a)$12.175
                                                   (b)$9.094     (b)$10.364    (b)$12.675    (b)$12.881    (b)$11.936
 Ending Number of AUs............................. (a)24,669     (a)48,018     (a)109,037    (a)183,299    (a)371,406
                                                   (b)16,233     (b)44,018     (b)111,204    (b)296,946    (b)425,781

---------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.401    (a)$10.781    (a)$12.030    (a)$13.579    (a)$14.071
                                                   (b)$11.330    (b)$10.702    (b)$11.912    (b)$13.411    (b)$13.863
 Ending AUV....................................... (a)$10.781    (a)$12.030    (a)$13.579    (a)$14.071    (a)$12.955
                                                   (b)$10.702    (b)$11.912    (b)$13.411    (b)$13.863    (b)$12.731
 Ending Number of AUs............................. (a)90,666     (a)323,638    (a)479,766    (a)574,340    (a)645,293
                                                   (b)54,410     (b)203,548    (b)380,936    (b)666,009    (b)861,516

---------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$--
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$8.985
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$8.971
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)26,838
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)41,595

---------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$--
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$9.467
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$9.452
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)27,324
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)58,415

---------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$--
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$9.374
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$9.359
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)5,651
                                                   (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)8,527

---------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$7.776     (a)$6.690     (a)$7.678     (a)$10.399    (a)$11.055
                                                   (b)$7.534     (b)$6.478     (b)$7.416     (b)$10.019    (b)$10.625
 Ending AUV....................................... (a)$6.690     (a)$7.678     (a)$10.399    (a)$11.055    (a)$11.090
                                                   (b)$6.478     (b)$7.416     (b)$10.019    (b)$10.625    (b)$10.632
 Ending Number of AUs............................. (a)914        (a)21,844     (a)21,841     (a)20,005     (a)26,000
                                                   (b)2,619      (b)8,597      (b)19,906     (b)39,839     (b)46,049

---------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$17.798    (a)$18.000    (a)$18.476    (a)$17.609    (a)$17.340
                                                   (b)$17.353    (b)$17.517    (b)$17.936    (b)$17.052    (b)$16.749
 Ending AUV....................................... (a)$18.000    (a)$18.476    (a)$17.609    (a)$17.340    (a)$16.641
                                                   (b)$17.517    (b)$17.936    (b)$17.052    (b)$16.749    (b)$16.034
 Ending Number of AUs............................. (a)54,780     (a)212,230    (a)616,331    (a)922,393    (a)1,016,965
                                                   (b)29,682     (b)101,468    (b)283,116    (b)560,765    (b)740,456

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION        ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11      12/31/12        12/31/13        12/31/14       12/31/15
================================================== ============= =============== =============== =============== ==============
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.629    (a)$8.628       (a)$9.964       (a)$12.426      (a)$12.792
                                                   (b)$10.397    (b)$8.427       (b)$9.708       (b)$12.076      (b)$12.401
 Ending AUV....................................... (a)$8.628     (a)$9.964       (a)$12.426      (a)$12.792      (a)$12.484
                                                   (b)$8.427     (b)$9.708       (b)$12.076      (b)$12.401      (b)$12.073
 Ending Number of AUs............................. (a)4,043      (a)21,471       (a)46,645       (a)84,204       (a)101,291
                                                   (b)339        (b)4,336        (b)34,239       (b)86,713       (b)127,560

---------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.109    (a)$16.858      (a)$17.288      (a)$16.726      (a)$17.381
                                                   (b)$15.704    (b)$16.406      (b)$16.783      (b)$16.196      (b)$16.788
 Ending AUV....................................... (a)$16.858    (a)$17.288      (a)$16.726      (a)$17.381      (a)$17.266
                                                   (b)$16.406    (b)$16.783      (b)$16.196      (b)$16.788      (b)$16.636
 Ending Number of AUs............................. (a)534,665    (a)2,089,739    (a)3,915,320    (a)4,559,597    (a)4,530,043
                                                   (b)215,470    (b)713,384      (b)1,456,613    (b)2,105,655    (b)2,405,527

---------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$7.018     (a)$5.992       (a)$6.960       (a)$9.477       (a)$9.713
                                                   (b)$7.243     (b)$6.175       (b)$7.155       (b)$9.718       (b)$9.935
 Ending AUV....................................... (a)$5.992     (a)$6.960       (a)$9.477       (a)$9.713       (a)$9.534
                                                   (b)$6.175     (b)$7.155       (b)$9.718       (b)$9.935       (b)$9.727
 Ending Number of AUs............................. (a)184,748    (a)588,293      (a)728,766      (a)750,412      (a)725,710
                                                   (b)57,026     (b)205,912      (b)306,047      (b)357,455      (b)374,920

---------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.475    (a)$11.594      (a)$13.056      (a)$17.440      (a)$18.516
                                                   (b)$13.113    (b)$11.266      (b)$12.655      (b)$16.862      (b)$17.858
 Ending AUV....................................... (a)$11.594    (a)$13.056      (a)$17.440      (a)$18.516      (a)$18.323
                                                   (b)$11.266    (b)$12.655      (b)$16.862      (b)$17.858      (b)$17.627
 Ending Number of AUs............................. (a)6,968      (a)16,419       (a)27,076       (a)37,992       (a)43,305
                                                   (b)3,009      (b)13,611       (b)39,993       (b)84,727       (b)115,108

---------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$9.848     (a)$9.621       (a)$10.813      (a)$14.078      (a)$15.872
                                                   (b)$9.550     (b)$9.319       (b)$10.447      (b)$13.567      (b)$15.258
 Ending AUV....................................... (a)$9.621     (a)$10.813      (a)$14.078      (a)$15.872      (a)$15.341
                                                   (b)$9.319     (b)$10.447      (b)$13.567      (b)$15.258      (b)$14.711
 Ending Number of AUs............................. (a)122,533    (a)527,638      (a)1,499,138    (a)2,006,971    (a)2,131,236
                                                   (b)48,299     (b)233,062      (b)687,368      (b)1,275,785    (b)1,642,236

---------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$17.044    (a)$16.585      (a)$19.171      (a)$20.441      (a)$20.368
                                                   (b)$16.634    (b)$16.160      (b)$18.633      (b)$19.818      (b)$19.698
 Ending AUV....................................... (a)$16.585    (a)$19.171      (a)$20.441      (a)$20.368      (a)$19.261
                                                   (b)$16.160    (b)$18.633      (b)$19.818      (b)$19.698      (b)$18.580
 Ending Number of AUs............................. (a)25,720     (a)119,103      (a)344,281      (a)482,720      (a)536,611
                                                   (b)16,822     (b)73,704       (b)169,023      (b)329,651      (b)431,116

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.002    (a)$7.748       (a)$8.984       (a)$10.708      (a)$9.686
                                                   (b)$9.757     (b)$7.551       (b)$8.733       (b)$10.384      (b)$9.369
 Ending AUV....................................... (a)$7.748     (a)$8.984       (a)$10.708      (a)$9.686       (a)$9.596
                                                   (b)$7.551     (b)$8.733       (b)$10.384      (b)$9.369       (b)$9.259
 Ending Number of AUs............................. (a)4,630      (a)107,738      (a)463,229      (a)689,897      (a)719,726
                                                   (b)3,042      (b)44,344       (b)217,770      (b)366,009      (b)498,020

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION        ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11      12/31/12        12/31/13        12/31/14       12/31/15
================================================== ============= =============== =============== =============== ==============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.601    (a)$9.805       (a)$11.751      (a)$14.170      (a)$12.678
                                                   (b)$12.288    (b)$9.552       (b)$11.419      (b)$13.735      (b)$12.258
 Ending AUV....................................... (a)$9.805     (a)$11.751      (a)$14.170      (a)$12.678      (a)$12.325
                                                   (b)$9.552     (b)$11.419      (b)$13.735      (b)$12.258      (b)$11.887
 Ending Number of AUs............................. (a)2,783      (a)5,601        (a)23,369       (a)32,349       (a)39,618
                                                   (b)7,614      (b)11,082       (b)12,991       (b)39,237       (b)55,760

---------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.278    (a)$10.563      (a)$11.864      (a)$16.430      (a)$17.604
                                                   (b)$12.033    (b)$10.337      (b)$11.581      (b)$15.998      (b)$17.099
 Ending AUV....................................... (a)$10.563    (a)$11.864      (a)$16.430      (a)$17.604      (a)$18.266
                                                   (b)$10.337    (b)$11.581      (b)$15.998      (b)$17.099      (b)$17.697
 Ending Number of AUs............................. (a)3,172      (a)14,257       (a)22,931       (a)26,449       (a)34,624
                                                   (b)2,616      (b)7,962        (b)18,215       (b)34,518       (b)40,700

---------------------------------------------------
INVESCO V.I. AMERICAN VALUE, SERIES II SHARES - AVIF
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)$8.640
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)$8.626
 Ending Number of AUs............................. (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)3,412
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)13,680

---------------------------------------------------
INVESCO V.I. COMSTOCK, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$14.357    (a)$12.778      (a)$15.052      (a)$20.227      (a)$21.859
                                                   (b)$14.024    (b)$12.460      (b)$14.641      (b)$19.626      (b)$21.156
 Ending AUV....................................... (a)$12.778    (a)$15.052      (a)$20.227      (a)$21.859      (a)$20.311
                                                   (b)$12.460    (b)$14.641      (b)$19.626      (b)$21.156      (b)$19.609
 Ending Number of AUs............................. (a)422,878    (a)1,265,557    (a)1,951,980    (a)2,377,411    (a)2,553,545
                                                   (b)166,297    (b)465,809      (b)826,537      (b)1,377,449    (b)1,717,111

---------------------------------------------------
INVESCO V.I. EQUITY AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)$9.464
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)$9.479
 Ending Number of AUs............................. (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)42,994
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)31,893

---------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.204    (a)$14.484      (a)$16.406      (a)$21.740      (a)$23.680
                                                   (b)$15.799    (b)$14.102      (b)$15.933      (b)$21.060      (b)$22.882
 Ending AUV....................................... (a)$14.484    (a)$16.406      (a)$21.740      (a)$23.680      (a)$22.679
                                                   (b)$14.102    (b)$15.933      (b)$21.060      (b)$22.882      (b)$21.860
 Ending Number of AUs............................. (a)487,187    (a)1,470,919    (a)2,124,740    (a)2,477,811    (a)2,568,742
                                                   (b)196,752    (b)544,102      (b)886,374      (b)1,351,814    (b)1,624,831

---------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)$9.413
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)$9.398
 Ending Number of AUs............................. (a)N/A        (a)N/A          (a)N/A          (a)N/A          (a)13,898
                                                   (b)N/A        (b)N/A          (b)N/A          (b)N/A          (b)15,069

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14        12/31/15
================================================== =============   =============   =============   =============   =============
LORD ABBETT DEVELOPING GROWTH - LASF Class VC
Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$8.645
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$8.631
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)1,732
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)1,294

---------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC
Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.438      (a)$11.716      (a)$13.008      (a)$17.512      (a)$18.673
                                                   (b)$13.140      (b)$11.440      (b)$12.670      (b)$17.014      (b)$18.098
 Ending AUV....................................... (a)$11.716      (a)$13.008      (a)$17.512      (a)$18.673      (a)$17.967
                                                   (b)$11.440      (b)$12.670      (b)$17.014      (b)$18.098      (b)$17.370
 Ending Number of AUs............................. (a)61,706       (a)162,555      (a)240,289      (a)271,231      (a)283,867
                                                   (b)20,038       (b)70,267       (b)122,398      (b)167,629      (b)191,805

---------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$15.990      (a)$13.869      (a)$15.735      (a)$20.314      (a)$22.441
                                                   (b)$15.634      (b)$13.544      (b)$15.329      (b)$19.740      (b)$21.753
 Ending AUV....................................... (a)$13.869      (a)$15.735      (a)$20.314      (a)$22.441      (a)$21.386
                                                   (b)$13.544      (b)$15.329      (b)$19.740      (b)$21.753      (b)$20.678
 Ending Number of AUs............................. (a)24,441       (a)39,093       (a)56,450       (a)70,488       (a)78,675
                                                   (b)8,043        (b)21,620       (b)43,237       (b)82,046       (b)104,648

---------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$9.774
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$9.758
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)11,026
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)15,390

---------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.022      (a)$9.342       (a)$10.712      (a)$15.075      (a)$16.573
                                                   (b)$10.745      (b)$9.092       (b)$10.399      (b)$14.598      (b)$16.009
 Ending AUV....................................... (a)$9.342       (a)$10.712      (a)$15.075      (a)$16.573      (a)$16.864
                                                   (b)$9.092       (b)$10.399      (b)$14.598      (b)$16.009      (b)$16.249
 Ending Number of AUs............................. (a)296,738      (a)893,032      (a)876,519      (a)832,001      (a)784,378
                                                   (b)117,515      (b)321,811      (b)371,588      (b)423,543      (b)446,551

---------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.331      (a)$9.732       (a)$9.955       (a)$10.407      (a)$8.378
                                                   (b)$13.169      (b)$9.599       (b)$9.794       (b)$10.214      (b)$8.202
 Ending AUV....................................... (a)$9.732       (a)$9.955       (a)$10.407      (a)$8.378       (a)$6.507
                                                   (b)$9.599       (b)$9.794       (b)$10.214      (b)$8.202       (b)$6.354
 Ending Number of AUs............................. (a)13,784       (a)25,356       (a)43,092       (a)61,001       (a)93,675
                                                   (b)11,311       (b)25,779       (b)38,599       (b)90,152       (b)149,711

---------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$30.525      (a)$29.272      (a)$33.907      (a)$32.804      (a)$42.063
                                                   (b)$29.758      (b)$28.498      (b)$32.929      (b)$31.778      (b)$40.646
 Ending AUV....................................... (a)$29.272      (a)$33.907      (a)$32.804      (a)$42.063      (a)$42.320
                                                   (b)$28.498      (b)$32.929      (b)$31.778      (b)$40.646      (b)$40.792
 Ending Number of AUs............................. (a)34,676       (a)109,524      (a)181,994      (a)150,791      (a)140,071
                                                   (b)12,111       (b)45,604       (b)82,475       (b)78,828       (b)79,882

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION        ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11      12/31/12        12/31/13        12/31/14       12/31/15
================================================== ============= =============== =============== =============== ==============
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.949    (a)$12.229      (a)$12.572      (a)$11.801      (a)$11.881
                                                   (b)$11.971    (b)$12.234      (b)$12.546      (b)$11.747      (b)$11.797
 Ending AUV....................................... (a)$12.229    (a)$12.572      (a)$11.801      (a)$11.881      (a)$11.609
                                                   (b)$12.234    (b)$12.546      (b)$11.747      (b)$11.797      (b)$11.498
 Ending Number of AUs............................. (a)208,508    (a)812,988      (a)2,205,540    (a)3,008,007    (a)3,053,939
                                                   (b)77,601     (b)322,975      (b)872,348      (b)1,452,755    (b)1,651,271

---------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$8.868     (a)$7.973       (a)$9.186       (a)$12.475      (a)$14.072
                                                   (b)$8.643     (b)$7.761       (b)$8.919       (b)$12.084      (b)$13.597
 Ending AUV....................................... (a)$7.973     (a)$9.186       (a)$12.475      (a)$14.072      (a)$15.470
                                                   (b)$7.761     (b)$8.919       (b)$12.084      (b)$13.597      (b)$14.910
 Ending Number of AUs............................. (a)1,215      (a)2,979        (a)7,169        (a)11,322       (a)30,905
                                                   (b)753        (b)12,322       (b)34,820       (b)84,319       (b)88,805

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$18.838    (a)$19.529      (a)$20.700      (a)$19.719      (a)$20.421
                                                   (b)$18.374    (b)$19.022      (b)$20.112      (b)$19.112      (b)$19.743
 Ending AUV....................................... (a)$19.529    (a)$20.700      (a)$19.719      (a)$20.421      (a)$20.154
                                                   (b)$19.022    (b)$20.112      (b)$19.112      (b)$19.743      (b)$19.436
 Ending Number of AUs............................. (a)651,411    (a)2,046,081    (a)3,652,218    (a)4,368,175    (a)4,419,989
                                                   (b)255,924    (b)764,908      (b)1,418,803    (b)2,120,546    (b)2,489,589

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$15.617    (a)$13.819      (a)$15.390      (a)$20.329      (a)$21.440
                                                   (b)$15.218    (b)$13.442      (b)$14.933      (b)$19.675      (b)$20.699
 Ending AUV....................................... (a)$13.819    (a)$15.390      (a)$20.329      (a)$21.440      (a)$21.462
                                                   (b)$13.442    (b)$14.933      (b)$19.675      (b)$20.699      (b)$20.669
 Ending Number of AUs............................. (a)105,832    (a)325,559      (a)747,623      (a)1,013,524    (a)1,030,432
                                                   (b)46,028     (b)156,838      (b)364,787      (b)642,480      (b)768,714

---------------------------------------------------
SA MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.965    (a)$9.987       (a)$10.979      (a)$14.612      (a)$16.060
                                                   (b)$10.829    (b)$9.851       (b)$10.801      (b)$14.341      (b)$15.722
 Ending AUV....................................... (a)$9.987     (a)$10.979      (a)$14.612      (a)$16.060      (a)$15.911
                                                   (b)$9.851     (b)$10.801      (b)$14.341      (b)$15.722      (b)$15.537
 Ending Number of AUs............................. (a)32,760     (a)118,980      (a)445,538      (a)635,727      (a)662,485
                                                   (b)10,869     (b)51,805       (b)198,078      (b)401,794      (b)501,030

---------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.937    (a)$10.731      (a)$12.633      (a)$16.455      (a)$18.027
                                                   (b)$11.493    (b)$10.313      (b)$12.112      (b)$15.736      (b)$17.196
 Ending AUV....................................... (a)$10.731    (a)$12.633      (a)$16.455      (a)$18.027      (a)$17.851
                                                   (b)$10.313    (b)$12.112      (b)$15.736      (b)$17.196      (b)$16.986
 Ending Number of AUs............................. (a)374,486    (a)1,213,283    (a)2,263,470    (a)2,791,546    (a)2,815,427
                                                   (b)152,649    (b)471,429      (b)994,222      (b)1,630,750    (b)1,908,343

---------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$17.107    (a)$16.312      (a)$17.942      (a)$21.098      (a)$22.607
                                                   (b)$16.673    (b)$15.869      (b)$17.410      (b)$20.422      (b)$21.828
 Ending AUV....................................... (a)$16.312    (a)$17.942      (a)$21.098      (a)$22.607      (a)$22.235
                                                   (b)$15.869    (b)$17.410      (b)$20.422      (b)$21.828      (b)$21.415
 Ending Number of AUs............................. (a)56,871     (a)305,199      (a)525,644      (a)604,971      (a)626,461
                                                   (b)23,457     (b)130,424      (b)281,788      (b)422,567      (b)521,489

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        * On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                     INCEPTION         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11      12/31/12
================================================== ============= ================
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.742    (a)$10.739
                                                   (b)$12.582    (b)$10.587
 Ending AUV....................................... (a)$10.739    (a)$12.584
                                                   (b)$10.587    (b)$12.375
 Ending Number of AUs............................. (a)177,599    (a)460,187
                                                   (b)66,272     (b)200,196

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.762    (a)$9.644
                                                   (b)$10.628    (b)$9.508
 Ending AUV....................................... (a)$9.644     (a)$11.231
                                                   (b)$9.508     (b)$11.046
 Ending Number of AUs............................. (a)223,090    (a)588,617
                                                   (b)83,489     (b)217,286

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV.................................... (a)N/A        (a)$10.451
                                                   (b)N/A        (b)$10.451
 Ending AUV....................................... (a)N/A        (a)$10.569
                                                   (b)N/A        (b)$10.550
 Ending Number of AUs............................. (a)N/A        (a)5,609,641
                                                   (b)N/A        (b)1,127,815

---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$2.535     (a)$2.264
                                                   (b)$2.441     (b)$2.185
 Ending AUV....................................... (a)$2.264     (a)$2.411
                                                   (b)$2.185     (b)$2.321
 Ending Number of AUs............................. (a)15,580     (a)24,726
                                                   (b)476        (b)26,486

---------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.961    (a)$12.212
                                                   (b)$12.652    (b)$11.910
 Ending AUV....................................... (a)$12.212    (a)$13.693
                                                   (b)$11.910    (b)$13.321
 Ending Number of AUs............................. (a)2,103      (a)20,364
                                                   (b)2,187      (b)9,476

---------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A
 Ending AUV....................................... (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A
 Ending Number of AUs............................. (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A

---------------------------------------------------



                                                      FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                         ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                     12/31/13          12/31/14          12/31/15
================================================== ================= ================= =================
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.584        (a)$17.135        (a)$18.477
                                                   (b)$12.375        (b)$16.808        (b)$18.079
 Ending AUV....................................... (a)$17.135        (a)$18.477        (a)$17.191
                                                   (b)$16.808        (b)$18.079        (b)$16.779
 Ending Number of AUs............................. (a)590,065        (a)670,511        (a)728,165
                                                   (b)270,846        (b)406,620        (b)535,490

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.231        (a)$15.023        (a)$14.847
                                                   (b)$11.046        (b)$14.739        (b)$14.529
 Ending AUV....................................... (a)$15.023        (a)$14.847        (a)$13.577
                                                   (b)$14.739        (b)$14.529        (b)$13.253
 Ending Number of AUs............................. (a)644,564        (a)752,283        (a)816,515
                                                   (b)260,982        (b)402,830        (b)523,723

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV.................................... (a)$10.569        (a)$12.264        (a)$12.673
                                                   (b)$10.550        (b)$12.211        (b)$12.587
 Ending AUV....................................... (a)$12.264        (a)$12.673        (a)$11.906
                                                   (b)$12.211        (b)$12.587        (b)$11.796
 Ending Number of AUs............................. (a)22,759,645     (a)65,177,439     (a)110,174,062
                                                   (b)4,566,012      (b)12,590,702     (b)17,201,515

---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$2.411         (a)$2.999         (a)$3.699
                                                   (b)$2.321         (b)$2.881         (b)$3.545
 Ending AUV....................................... (a)$2.999         (a)$3.699         (a)$4.024
                                                   (b)$2.881         (b)$3.545         (b)$3.846
 Ending Number of AUs............................. (a)29,165         (a)50,669         (a)65,489
                                                   (b)52,887         (b)115,926        (b)156,305

---------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.693        (a)$16.233        (a)$18.042
                                                   (b)$13.321        (b)$15.752        (b)$17.464
 Ending AUV....................................... (a)$16.233        (a)$18.042        (a)$15.681
                                                   (b)$15.752        (b)$17.464        (b)$15.141
 Ending Number of AUs............................. (a)19,762         (a)34,112         (a)27,977
                                                   (b)16,938         (b)34,504         (b)52,147

---------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A            (a)N/A            (a)$--
                                                   (b)N/A            (b)N/A            (b)$--
 Ending AUV....................................... (a)N/A            (a)N/A            (a)$9.390
                                                   (b)N/A            (b)N/A            (b)$9.405
 Ending Number of AUs............................. (a)N/A            (a)N/A            (a)8,710
                                                   (b)N/A            (b)N/A            (b)4,627

---------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                  FISCAL YEAR    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION       ENDED          ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES           TO 12/31/11     12/31/12       12/31/13        12/31/14       12/31/15
================================================== ============= ============= =============== =============== ==============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$17.947    (a)$16.830    (a)$19.369      (a)$23.733      (a)$24.777
                                                   (b)$17.578    (b)$16.462    (b)$18.899      (b)$23.099      (b)$24.055
 Ending AUV....................................... (a)$16.830    (a)$19.369    (a)$23.733      (a)$24.777      (a)$24.886
                                                   (b)$16.462    (b)$18.899    (b)$23.099      (b)$24.055      (b)$24.100
 Ending Number of AUs............................. (a)65,422     (a)283,275    (a)415,259      (a)674,117      (a)737,684
                                                   (b)42,796     (b)176,845    (b)302,924      (b)603,355      (b)759,508

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$26.449    (a)$21.959    (a)$26.658      (a)$34.113      (a)$34.572
                                                   (b)$25.903    (b)$21.466    (b)$25.995      (b)$33.182      (b)$33.544
 Ending AUV....................................... (a)$21.959    (a)$26.658    (a)$34.113      (a)$34.572      (a)$36.621
                                                   (b)$21.466    (b)$25.995    (b)$33.182      (b)$33.544      (b)$35.443
 Ending Number of AUs............................. (a)270,895    (a)781,363    (a)1,179,761    (a)1,471,648    (a)1,387,164
                                                   (b)102,392    (b)282,716    (b)506,042      (b)874,022      (b)917,344

---------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$22.729    (a)$19.852    (a)$23.182      (a)$29.877      (a)$32.113
                                                   (b)$22.255    (b)$19.399    (b)$22.596      (b)$29.050      (b)$31.145
 Ending AUV....................................... (a)$19.852    (a)$23.182    (a)$29.877      (a)$32.113      (a)$33.990
                                                   (b)$19.399    (b)$22.596    (b)$29.050      (b)$31.145      (b)$32.884
 Ending Number of AUs............................. (a)159,147    (a)564,497    (a)834,148      (a)1,016,245    (a)991,724
                                                   (b)59,818     (b)197,362    (b)380,592      (b)671,616      (b)734,546

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$18.541    (a)$16.840    (a)$19.597      (a)$25.916      (a)$28.401
                                                   (b)$18.138    (b)$16.466    (b)$19.113      (b)$25.213      (b)$27.562
 Ending AUV....................................... (a)$16.840    (a)$19.597    (a)$25.916      (a)$28.401      (a)$28.542
                                                   (b)$16.466    (b)$19.113    (b)$25.213      (b)$27.562      (b)$27.629
 Ending Number of AUs............................. (a)62,260     (a)257,147    (a)686,789      (a)1,205,652    (a)1,342,209
                                                   (b)28,809     (b)148,716    (b)448,651      (b)1,082,583    (b)1,281,697

---------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$9.186       (a)$8.071       (a)$9.268       (a)$13.091      (a)$13.006
                                                   (b)$9.027       (b)$7.920       (b)$9.072       (b)$12.782      (b)$12.667
 Ending AUV....................................... (a)$8.071       (a)$9.268       (a)$13.091      (a)$13.006      (a)$12.698
                                                   (b)$7.920       (b)$9.072       (b)$12.782      (b)$12.667      (b)$12.337
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.865
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.852
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.840
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.824
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.380
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.364
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.537
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.522
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.605
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.850
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)19,265

---------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.230
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.215
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.860
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.847
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.606
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.594
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$8.692
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$8.678
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.239      (a)$15.279      (a)$16.900      (a)$19.686      (a)$20.903
                                                   (b)$15.831      (b)$14.893      (b)$16.432      (b)$19.093      (b)$20.222
 Ending AUV....................................... (a)$15.279      (a)$16.900      (a)$19.686      (a)$20.903      (a)$20.297
                                                   (b)$14.893      (b)$16.432      (b)$19.093      (b)$20.222      (b)$19.588
 Ending Number of AUs............................. (a)2,948        (a)4,259        (a)4,103        (a)3,939        (a)3,765
                                                   (b)0            (b)1,331        (b)1,342        (b)1,384        (b)1,651

---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.666      (a)$10.211      (a)$11.414      (a)$13.475      (a)$14.838
                                                   (b)$10.329      (b)$9.877       (b)$11.013      (b)$12.970      (b)$14.246
 Ending AUV....................................... (a)$10.211      (a)$11.414      (a)$13.475      (a)$14.838      (a)$14.665
                                                   (b)$9.877       (b)$11.013      (b)$12.970      (b)$14.246      (b)$14.045
 Ending Number of AUs............................. (a)4,062        (a)5,842        (a)5,546        (a)5,127        (a)4,807
                                                   (b)337          (b)28,432       (b)27,067       (b)25,755       (b)24,857

---------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$6.662       (a)$5.841       (a)$6.439       (a)$8.524       (a)$9.427
                                                   (b)$6.449       (b)$5.647       (b)$6.210       (b)$8.201       (b)$9.046
 Ending AUV....................................... (a)$5.841       (a)$6.439       (a)$8.524       (a)$9.427       (a)$9.723
                                                   (b)$5.647       (b)$6.210       (b)$8.201       (b)$9.046       (b)$9.307
 Ending Number of AUs............................. (a)846          (a)885          (a)781          (a)1,071        (a)602
                                                   (b)961          (b)1,756        (b)1,552        (b)1,443        (b)4,650

---------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$19.597      (a)$15.803      (a)$19.346      (a)$25.964      (a)$29,565
                                                   (b)$19.084      (b)$15.371      (b)$18.770      (b)$25.128      (b)$28.542
 Ending AUV....................................... (a)$15.803      (a)$19.346      (a)$25.964      (a)$29.565      (a)$31.762
                                                   (b)$15.371      (b)$18.770      (b)$25.128      (b)$28.542      (b)$30.587
 Ending Number of AUs............................. (a)1,684        (a)2,125        (a)5,672        (a)6,703        (a)5,630
                                                   (b)858          (b)1,492        (b)2,273        (b)3,106        (b)3,092

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                              INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                          TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
=========================================== =============   =============   =============   =============   ============
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$8.353       (a)$7.600       (a)$8.555       (a)$9.540       (a)$11.723
                                            (b)$8.137       (b)$7.392       (b)$8.301       (b)$9.248       (b)$11.319
 Ending AUV................................ (a)$7.600       (a)$8.555       (a)$9.540       (a)$11.723      (a)$12.229
                                            (b)$7.392       (b)$8.301       (b)$9.248       (b)$11.319      (b)$11.778
 Ending Number of AUs...................... (a)0            (a)0            (a)0            (a)283          (a)269
                                            (b)0            (b)0            (b)0            (b)0            (b)0

--------------------------------------------
CASH MANAGEMENT*- SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$11.571      (a)$11.462      (a)$11.298      (a)$11.134      (a)$10.971
                                            (b)$11.229      (b)$11.109      (b)$10.923      (b)$10.860      (b)$10.554
 Ending AUV................................ (a)$11.462      (a)$11.298      (a)$11.134      (a)$10.971      (a)$10.817
                                            (b)$11.109      (b)$10.923      (b)$10.860      (b)$10.554      (b)$10.380
 Ending Number of AUs...................... (a)1            (a)1            (a)1            (a)1            (a)1
                                            (b)0            (b)0            (b)0            (b)0            (b)0

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$20.639      (a)$20.981      (a)$23.097      (a)$23.142      (a)$24.193
                                            (b)$20.110      (b)$20.411      (b)$22.413      (b)$22.401      (b)$23.360
 Ending AUV................................ (a)$20.981      (a)$23.097      (a)$23.142      (a)$24.193      (a)$23.612
                                            (b)$20.411      (b)$22.413      (b)$22.401      (b)$23.360      (b)$22.742
 Ending Number of AUs...................... (a)5,806        (a)9,602        (a)17,643       (a)18,363       (a)17,513
                                            (b)2,224        (b)6,067        (b)9,142        (b)10,337       (b)10,600

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$16.246      (a)$16.665      (a)$18.742      (a)$25.300      (a)$27.687
                                            (b)$15.829      (b)$16.210      (b)$18.185      (b)$24.487      (b)$26.730
 Ending AUV................................ (a)$16.665      (a)$18.742      (a)$25.300      (a)$27.687      (a)$27.922
                                            (b)$16.210      (b)$18.185      (b)$24.487      (b)$26.730      (b)$26.890
 Ending Number of AUs...................... (a)0            (a)866          (a)2,795        (a)3,914        (a)3,484
                                            (b)0            (b)157          (b)831          (b)1,386        (b)1,759

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$30.757      (a)$21.511      (a)$25.240      (a)$24.095      (a)$22.406
                                            (b)$30.036      (b)$20.985      (b)$24.562      (b)$23.389      (b)$21.695
 Ending AUV................................ (a)$21.511      (a)$25.240      (a)$24.095      (a)$22.406      (a)$18.978
                                            (b)$20.985      (b)$24.562      (b)$23.389      (b)$21.695      (b)$18.330
 Ending Number of AUs...................... (a)117          (a)368          (a)1,115        (a)1,746        (a)1,824
                                            (b)222          (b)376          (b)777          (b)1,143        (b)1,755

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$12.830      (a)$12.055      (a)$13.919      (a)$18.047      (a)$19.694
                                            (b)$12.508      (b)$11.747      (b)$13.529      (b)$17.498      (b)$19.047
 Ending AUV................................ (a)$12.055      (a)$13.919      (a)$18.047      (a)$19.694      (a)$20.043
                                            (b)$11.747      (b)$13.529      (b)$17.498      (b)$19.047      (b)$19.336
 Ending Number of AUs...................... (a)0            (a)522          (a)3,455        (a)5,152        (a)4,490
                                            (b)0            (b)141          (b)1,018        (b)1,778        (b)2,628

--------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$10.932      (a)$8.512       (a)$10.058      (a)$12.263      (a)$11.301
                                            (b)$10.797      (b)$8.394       (b)$9.894       (b)$12.033      (b)$11.061
 Ending AUV................................ (a)$8.512       (a)$10.058      (a)$12.263      (a)$11.301      (a)$10.647
                                            (b)$8.394       (b)$9.894       (b)$12.033      (b)$11.061      (b)$10.395
 Ending Number of AUs...................... (a)16,369       (a)26,232       (a)30,199       (a)33,656       (a)33,645
                                            (b)6,390        (b)18,187       (b)20,472       (b)22,451       (b)23,984

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.236      (a)$9.184       (a)$10.492      (a)$11.675      (a)$13.106
                                                   (b)$10.159      (b)$9.094       (b)$10.364      (b)$11.522      (b)$12.881
 Ending AUV....................................... (a)$9.184       (a)$10.492      (a)$11.675      (a)$13.106      (a)$12.175
                                                   (b)$9.094       (b)$10.364      (b)$11.522      (b)$12.881      (b)$11.936
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.401      (a)$10.781      (a)$12.030      (a)$13.579      (a)$14.071
                                                   (b)$11.330      (b)$10.702      (b)$11.912      (b)$13.411      (b)$13.863
 Ending AUV....................................... (a)$10.781      (a)$12.030      (a)$13.579      (a)$14.071      (a)$12.955
                                                   (b)$10.702      (b)$11.912      (b)$13.411      (b)$13.863      (b)$12.731
 Ending Number of AUs............................. (a)3,517        (a)5,342        (a)5,295        (a)5,188        (a)5,208
                                                   (b)353          (b)2,949        (b)8,432        (b)8,533        (b)9,079

---------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$8.985
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$8.971
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.467
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.452
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.374
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.359
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$7.776       (a)$6.690       (a)$7.678       (a)$8.634       (a)$11.055
                                                   (b)$7.534       (b)$6.478       (b)$7.416       (b)$8.332       (b)$10.625
 Ending AUV....................................... (a)$6.690       (a)$7.678       (a)$8.634       (a)$11.055      (a)$11.090
                                                   (b)$6.478       (b)$7.416       (b)$8.332       (b)$10.625      (b)$10.632
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$17.798      (a)$18.000      (a)$18.476      (a)$17.609      (a)$17.340
                                                   (b)$17.353      (b)$17.517      (b)$17.936      (b)$17.052      (b)$16.749
 Ending AUV....................................... (a)$18.000      (a)$18.476      (a)$17.609      (a)$17.340      (a)$16.641
                                                   (b)$17.517      (b)$17.936      (b)$17.052      (b)$16.749      (b)$16.034
 Ending Number of AUs............................. (a)1,289        (a)2,478        (a)5,593        (a)6,766        (a)6,751
                                                   (b)530          (b)1,265        (b)2,330        (b)3,350        (b)3,605

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.629      (a)$8.628       (a)$9.964       (a)$11.081      (a)$12.792
                                                   (b)$10.397      (b)$8.427       (b)$9.708       (b)$10.787      (b)$12.401
 Ending AUV....................................... (a)$8.628       (a)$9.964       (a)$11.081      (a)$12.792      (a)$12.484
                                                   (b)$8.427       (b)$9.708       (b)$10.787      (b)$12.401      (b)$12.073
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.109      (a)$16.858      (a)$17.288      (a)$16.726      (a)$17.381
                                                   (b)$15.704      (b)$16.406      (b)$16.783      (b)$16.196      (b)$16.788
 Ending AUV....................................... (a)$16.858      (a)$17.288      (a)$16.726      (a)$17.381      (a)$17.266
                                                   (b)$16.406      (b)$16.783      (b)$16.196      (b)$16.788      (b)$16.636
 Ending Number of AUs............................. (a)10,559       (a)20,688       (a)33,838       (a)36,753       (a)35,054
                                                   (b)3,150        (b)14,725       (b)21,445       (b)21,139       (b)20,877

---------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$7.018       (a)$5.992       (a)$6.960       (a)$9.477       (a)$9.713
                                                   (b)$7.243       (b)$6.175       (b)$7.155       (b)$9.718       (b)$9.935
 Ending AUV....................................... (a)$5.992       (a)$6.960       (a)$9.477       (a)$9.713       (a)$9.534
                                                   (b)$6.175       (b)$7.155       (b)$9.718       (b)$9.935       (b)$9.727
 Ending Number of AUs............................. (a)5,074        (a)7,746        (a)7,084        (a)5,175        (a)5,041
                                                   (b)3,270        (b)5,920        (b)6,082        (b)6,300        (b)6,364

---------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.475      (a)$11.594      (a)$13.056      (a)$17.440      (a)$18.516
                                                   (b)$13.113      (b)$11.266      (b)$12.655      (b)$14.328      (b)$17.858
 Ending AUV....................................... (a)$11.594      (a)$13.056      (a)$17.440      (a)$18.516      (a)$18.323
                                                   (b)$11.266      (b)$12.655      (b)$14.328      (b)$17.858      (b)$17.627
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)179          (a)179
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$9.848       (a)$9.621       (a)$10.813      (a)$14.078      (a)$15.872
                                                   (b)$9.550       (b)$9.319       (b)$10.447      (b)$13.567      (b)$15.258
 Ending AUV....................................... (a)$9.621       (a)$10.813      (a)$14.078      (a)$15.872      (a)$15.341
                                                   (b)$9.319       (b)$10.447      (b)$13.567      (b)$15.258      (b)$14.711
 Ending Number of AUs............................. (a)3,934        (a)6,447        (a)13,263       (a)14,523       (a)13,484
                                                   (b)3,413        (b)5,516        (b)7,475        (b)8,996        (b)10,690

---------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$17.044      (a)$16.585      (a)$19.171      (a)$20.441      (a)$20.368
                                                   (b)$16.634      (b)$16.160      (b)$18.633      (b)$19.818      (b)$19.698
 Ending AUV....................................... (a)$16.585      (a)$19.171      (a)$20.441      (a)$20.368      (a)$19.261
                                                   (b)$16.160      (b)$18.633      (b)$19.818      (b)$19.698      (b)$18.580
 Ending Number of AUs............................. (a)1,043        (a)1,355        (a)3,043        (a)3,260        (a)3,113
                                                   (b)766          (b)1,553        (b)2,090        (b)2,662        (b)2,623

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.002      (a)$7.748       (a)$8.984       (a)$10.708      (a)$9.686
                                                   (b)$9.757       (b)$7.551       (b)$8.733       (b)$10.384      (b)$9.369
 Ending AUV....................................... (a)$7.748       (a)$8.984       (a)$10.708      (a)$9.686       (a)$9.596
                                                   (b)$7.551       (b)$8.733       (b)$10.384      (b)$9.369       (b)$9.259
 Ending Number of AUs............................. (a)0            (a)1,123        (a)3,393        (a)5,386        (a)5,046
                                                   (b)0            (b)184          (b)1,229        (b)2,108        (b)2,001

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.601      (a)$9.805       (a)$11.751      (a)$12.917      (a)$12.678
                                                   (b)$12.288      (b)$9.552       (b)$11.419      (b)$12.540      (b)$12.258
 Ending AUV....................................... (a)$9.805       (a)$11.751      (a)$12.917      (a)$12.678      (a)$12.325
                                                   (b)$9.552       (b)$11.419      (b)$12.540      (b)$12.258      (b)$11.887
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.278      (a)$10.563      (a)$11.864      (a)$13.203      (a)$17.604
                                                   (b)$12.033      (b)$10.337      (b)$11.581      (b)$12.877      (b)$17.099
 Ending AUV....................................... (a)$10.563      (a)$11.864      (a)$13.203      (a)$17.604      (a)$18.266
                                                   (b)$10.337      (b)$11.581      (b)$12.877      (b)$17.099      (b)$17.697
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
INVESCO V.I. AMERICAN VALUE, SERIES II SHARES - AVIF
(Inception Date - 10/05/15)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$8.640
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$8.626
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
INVESCO V.I. EQUITY AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 10/05/2015)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.464
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.479
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
INVESCO V.I. COMSTOCK, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$14.357      (a)$12.778      (a)$15.052      (a)$20.227      (a)$21.859
                                                   (b)$14.024      (b)$12.460      (b)$14.641      (b)$19.626      (b)$21.156
 Ending AUV....................................... (a)$12.778      (a)$15.052      (a)$20.227      (a)$21.859      (a)$20.311
                                                   (b)$12.460      (b)$14.641      (b)$19.626      (b)$21.156      (b)$19.609
 Ending Number of AUs............................. (a)8,108        (a)12,780       (a)17,248       (a)19,061       (a)18,877
                                                   (b)2,445        (b)9,194        (b)15,278       (b)15,426       (b)17,092

---------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.204      (a)$14.484      (a)$16.406      (a)$21.740      (a)$23.680
                                                   (b)$15.799      (b)$14.102      (b)$15.933      (b)$21.060      (b)$22.882
 Ending AUV....................................... (a)$14.484      (a)$16.406      (a)$21.740      (a)$23.680      (a)$22.679
                                                   (b)$14.102      (b)$15.933      (b)$21.060      (b)$22.882      (b)$21.860
 Ending Number of AUs............................. (a)8,601        (a)14,062       (a)18,240       (a)19,404       (a)18,746
                                                   (b)3,923        (b)11,495       (b)12,480       (b)12,485       (b)13,702

---------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.413
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.398
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV.................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$--
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$--
 Ending AUV....................................... (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)$8.645
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)$8.631
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.438      (a)$11.716      (a)$13.008      (a)$17.512      (a)$18.673
                                                   (b)$13.140      (b)$11.440      (b)$12.670      (b)$17.014      (b)$18.098
 Ending AUV....................................... (a)$11.716      (a)$13.008      (a)$17.512      (a)$18.673      (a)$17.967
                                                   (b)$11.440      (b)$12.670      (b)$17.014      (b)$18.098      (b)$17.370
 Ending Number of AUs............................. (a)1,565        (a)2,066        (a)2,227        (a)1,760        (a)1,756
                                                   (b)882          (b)1,613        (b)1,701        (b)1,678        (b)1,716

---------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$15.990      (a)$13.869      (a)$15.735      (a)$18.091      (a)$22.441
                                                   (b)$15.634      (b)$13.544      (b)$15.329      (b)$17.608      (b)$21.753
 Ending AUV....................................... (a)$13.869      (a)$15.735      (a)$18.091      (a)$22.441      (a)$21.386
                                                   (b)$13.544      (b)$15.329      (b)$17.608      (b)$21.753      (b)$20.678
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.774
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.758
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)N/A          (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)N/A          (b)0

---------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.022      (a)$9.342       (a)$10.712      (a)$15.075      (a)$16.573
                                                   (b)$10.745      (b)$9.092       (b)$10.399      (b)$14.598      (b)$16.009
 Ending AUV....................................... (a)$9.342       (a)$10.712      (a)$15.075      (a)$16.573      (a)$16.864
                                                   (b)$9.092       (b)$10.399      (b)$14.598      (b)$16.009      (b)$16.249
 Ending Number of AUs............................. (a)4,767        (a)8,644        (a)7,552        (a)7,108        (a)6,694
                                                   (b)1,501        (b)6,029        (b)5,598        (b)4,611        (b)4,112

---------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.331      (a)$9.732       (a)$9.955       (a)$10.021      (a)$8.378
                                                   (b)$13.169      (b)$9.599       (b)$9.794       (b)$10.214      (b)$8.202
 Ending AUV....................................... (a)$9.732       (a)$9.955       (a)$10.021      (a)$8.378       (a)$6.507
                                                   (b)$9.599       (b)$9.794       (b)$10.214      (b)$8.202       (b)$6.354
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)1,386        (b)1,381        (b)1,377

---------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$30.525      (a)$29.272      (a)$33.907      (a)$32.804      (a)$42.063
                                                   (b)$29.758      (b)$28.498      (b)$32.929      (b)$31.778      (b)$40.646
 Ending AUV....................................... (a)$29.272      (a)$33.907      (a)$32.804      (a)$42.063      (a)$42.320
                                                   (b)$28.498      (b)$32.929      (b)$31.778      (b)$40.646      (b)$40.792
 Ending Number of AUs............................. (a)952          (a)1,444        (a)1,921        (a)1,097        (a)1,037
                                                   (b)545          (b)1,001        (b)2,381        (b)2,137        (b)2,199

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.949      (a)$12.229      (a)$12.572      (a)$11.801      (a)$11.881
                                                   (b)$11.971      (b)$12.234      (b)$12.546      (b)$11.747      (b)$11.797
 Ending AUV....................................... (a)$12.229      (a)$12.572      (a)$11.801      (a)$11.881      (a)$11.609
                                                   (b)$12.234      (b)$12.546      (b)$11.747      (b)$11.797      (b)$11.498
 Ending Number of AUs............................. (a)6,089        (a)9,272        (a)21,251       (a)22,326       (a)21,652
                                                   (b)3,354        (b)7,650        (b)12,098       (b)15,693       (b)14,664

---------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$8.868       (a)$7.973       (a)$9.186       (a)$10.230      (a)$14.072
                                                   (b)$8.643       (b)$7.761       (b)$8.919       (b)$9.925       (b)$13.597
 Ending AUV....................................... (a)$7.973       (a)$9.186       (a)$10.230      (a)$14.072      (a)$15.470
                                                   (b)$7.761       (b)$8.919       (b)$9.925       (b)$13.597      (b)$14.910
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$18.838      (a)$19.529      (a)$20.700      (a)$19.719      (a)$20.421
                                                   (b)$18.374      (b)$19.022      (b)$20.112      (b)$19.112      (b)$19.743
 Ending AUV....................................... (a)$19.529      (a)$20.700      (a)$19.719      (a)$20.421      (a)$20.154
                                                   (b)$19.022      (b)$20.112      (b)$19.112      (b)$19.743      (b)$19.436
 Ending Number of AUs............................. (a)14,337       (a)22,191       (a)37,331       (a)38,490       (a)36,648
                                                   (b)5,256        (b)17,307       (b)27,916       (b)27,471       (b)28,195

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$15.617      (a)$13.819      (a)$15.390      (a)$20.329      (a)$21.440
                                                   (b)$15.218      (b)$13.442      (b)$14.933      (b)$19.675      (b)$20.699
 Ending AUV....................................... (a)$13.819      (a)$15.390      (a)$20.329      (a)$21.440      (a)$21.462
                                                   (b)$13.442      (b)$14.933      (b)$19.675      (b)$20.699      (b)$20.669
 Ending Number of AUs............................. (a)2,763        (a)4,068        (a)6,970        (a)7,797        (a)7,065
                                                   (b)1,615        (b)3,176        (b)3,966        (b)4,910        (b)5,563

---------------------------------------------------
SA MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.965      (a)$9.987       (a)$10.979      (a)$14.612      (a)$16.060
                                                   (b)$10.829      (b)$9.851       (b)$10.801      (b)$14.341      (b)$15.722
 Ending AUV....................................... (a)$9.987       (a)$10.979      (a)$14.612      (a)$16.060      (a)$15.911
                                                   (b)$9.851       (b)$10.801      (b)$14.341      (b)$15.722      (b)$15.537
 Ending Number of AUs............................. (a)880          (a)1,610        (a)3,912        (a)4,953        (a)4,480
                                                   (b)474          (b)855          (b)1,563        (b)2,160        (b)2,959

---------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.937      (a)$10.731      (a)$12.633      (a)$16.455      (a)$18.027
                                                   (b)$11.493      (b)$10.313      (b)$12.112      (b)$15.736      (b)$17.196
 Ending AUV....................................... (a)$10.731      (a)$12.633      (a)$16.455      (a)$18.027      (a)$17.851
                                                   (b)$10.313      (b)$12.112      (b)$15.736      (b)$17.196      (b)$16.986
 Ending Number of AUs............................. (a)8,357        (a)14,156       (a)21,472       (a)22,976       (a)21,225
                                                   (b)3,130        (b)8,704        (b)15,474       (b)16,631       (b)17,680

---------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$17.107      (a)$16.312      (a)$17.942      (a)$21.098      (a)$22.607
                                                   (b)$16.673      (b)$15.869      (b)$17.410      (b)$20.422      (b)$21.828
 Ending AUV....................................... (a)$16.312      (a)$17.942      (a)$21.098      (a)$22.607      (a)$22.235
                                                   (b)$15.869      (b)$17.410      (b)$20.422      (b)$21.828      (b)$21.415
 Ending Number of AUs............................. (a)2,677        (a)5,366        (a)5,633        (a)5,285        (a)5,051
                                                   (b)210          (b)2,405        (b)2,693        (b)2,656        (b)2,831

---------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit



        * On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11       12/31/12        12/31/13        12/31/14        12/31/15
================================================== =============   =============   =============   =============   =============
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.742      (a)$10.739      (a)$12.584      (a)$17.135      (a)$18.477
                                                   (b)$12.582      (b)$10.587      (b)$12.375      (b)$16.808      (b)$18.079
 Ending AUV....................................... (a)$10.739      (a)$12.584      (a)$17.135      (a)$18.477      (a)$17.191
                                                   (b)$10.587      (b)$12.375      (b)$16.808      (b)$18.079      (b)$16.779
 Ending Number of AUs............................. (a)5,145        (a)6,581        (a)6,735        (a)4,986        (a)4,962
                                                   (b)2,784        (b)4,882        (b)4,851        (b)5,034        (b)5,781

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.762      (a)$9.644       (a)$11.231      (a)$15.023      (a)$14.847
                                                   (b)$10.628      (b)$9.508       (b)$11.046      (b)$14.739      (b)$14.529
 Ending AUV....................................... (a)$9.644       (a)$11.231      (a)$15.023      (a)$14.847      (a)$13.577
                                                   (b)$9.508       (b)$11.046      (b)$14.739      (b)$14.529      (b)$13.253
 Ending Number of AUs............................. (a)3,867        (a)5,782        (a)5,552        (a)5,019        (a)5,200
                                                   (b)2,264        (b)4,760        (b)4,999        (b)5,276        (b)5,783

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3
Shares
(Inception Date - 4/30/12)
 Beginning AUV.................................... (a)N/A          (a)$10.451      (a)$10.569      (a)$12.264      (a)$12.673
                                                   (b)N/A          (b)$10.451      (b)$10.550      (b)$12.211      (b)$12.587
 Ending AUV....................................... (a)N/A          (a)$10.569      (a)$12.264      (a)$12.673      (a)$11.906
                                                   (b)N/A          (b)$10.550      (b)$12.211      (b)$12.587      (b)$11.796
 Ending Number of AUs............................. (a)N/A          (a)63,146       (a)190,615      (a)366,072      (a)531,238
                                                   (b)N/A          (b)14,643       (b)61,078       (b)118,738      (b)125,469

---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$2.535       (a)$2.264       (a)$2.411       (a)$2.594       (a)$3.699
                                                   (b)$2.441       (b)$2.185       (b)$2.321       (b)$2.496       (b)$3.545
 Ending AUV....................................... (a)$2.264       (a)$2.411       (a)$2.594       (a)$3.699       (a)$4.024
                                                   (b)$2.185       (b)$2.321       (b)$2.496       (b)$3.545       (b)$3.846
 Ending Number of AUs............................. (a)0            (a)0            (a)0            (a)0            (a)0
                                                   (b)0            (b)0            (b)0            (b)0            (b)0

---------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$12.961      (a)$12.212      (a)$13.693      (a)$16.233      (a)$18.042
                                                   (b)$12.652      (b)$11.910      (b)$13.321      (b)$15.752      (b)$17.464
 Ending AUV....................................... (a)$12.212      (a)$13.693      (a)$16.233      (a)$18.042      (a)$15.681
                                                   (b)$11.910      (b)$13.321      (b)$15.752      (b)$17.464      (b)$15.141
 Ending Number of AUs............................. (a)736          (a)1,650        (a)2,169        (a)1,903        (a)2,062
                                                   (b)0            (b)0            (b)1,840        (b)1,834        (b)1,828

---------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2
Shares
(Inception Date - 10/05/2015)
 Beginning AUV.................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$--
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$--
 Ending AUV....................................... (a)$N/A         (a)$N/A         (a)$N/A         (a)$N/A         (a)$9.390
                                                   (b)$N/A         (b)$N/A         (b)$N/A         (b)$N/A         (b)$9.405
 Ending Number of AUs............................. (a)N/A          (a)N/A          (a)N/A          (a)0            (a)0
                                                   (b)N/A          (b)N/A          (b)N/A          (b)0            (b)0

---------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                     INCEPTION         ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES           TO 12/31/11       12/31/12        12/31/13        12/31/14       12/31/15
================================================== =============   =============   =============   =============   ============
AMERICAN FUNDS ASSET ALLOCATION- AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 BeginniBeginning AUVng AUV....................... (a)$17.947      (a)$16.830      (a)$19.369      (a)$23.733      (a)$24.777
                                                   (b)$17.578      (b)$16.462      (b)$18.899      (b)$23.099      (b)$24.055
 Ending AUV....................................... (a)$16.830      (a)$19.369      (a)$23.733      (a)$24.777      (a)$24.886
                                                   (b)$16.462      (b)$18.899      (b)$23.099      (b)$24.055      (b)$24.100
 Ending Number of AUs............................. (a)1,637        (a)2,830        (a)2,590        (a)2,521        (a)2,324
                                                   (b)174          (b)1,756        (b)1,674        (b)1,728        (b)1,880

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$26.449      (a)$21.959      (a)$26.658      (a)$34.113      (a)$34.572
                                                   (b)$25.903      (b)$21.466      (b)$25.995      (b)$33.182      (b)$33.544
 Ending AUV....................................... (a)$21.959      (a)$26.658      (a)$34.113      (a)$34.572      (a)$36.621
                                                   (b)$21.466      (b)$25.995      (b)$33.182      (b)$33.544      (b)$35.443
 Ending Number of AUs............................. (a)4,914        (a)7,676        (a)9,386        (a)9,793        (a)8,646
                                                   (b)2,284        (b)5,672        (b)6,500        (b)7,339        (b)7,228

---------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$22.729      (a)$19.852      (a)$23.182      (a)$29.877      (a)$32.113
                                                   (b)$22.255      (b)$19.399      (b)$22.596      (b)$29.050      (b)$31.145
 Ending AUV....................................... (a)$19.852      (a)$23.182      (a)$29.877      (a)$32.113      (a)$33.990
                                                   (b)$19.399      (b)$22.596      (b)$29.050      (b)$31.145      (b)$32.884
 Ending Number of AUs............................. (a)2,492        (a)4,707        (a)5,578        (a)5,969        (a)5,279
                                                   (b)983          (b)3,460        (b)3,798        (b)3,632        (b)3,576

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$18.541      (a)$16.840      (a)$19.597      (a)$25.916      (a)$28.401
                                                   (b)$18.138      (b)$16.466      (b)$19.113      (b)$25.213      (b)$27.562
 Ending AUV....................................... (a)$16.840      (a)$19.597      (a)$25.916      (a)$28.401      (a)$28.542
                                                   (b)$16.466      (b)$19.113      (b)$25.213      (b)$27.562      (b)$27.629
 Ending Number of AUs............................. (a)567          (a)1,256        (a)2,435        (a)3,006        (a)2,746
                                                   (b)958          (b)1,263        (b)3,125        (b)3,368        (b)3,674

---------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                  ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                   New Mexico
Administrative Charge            Charge will be deducted pro-rata from Variable     New York
                                   Portfolios only.                                 Oregon
                                                                                    Texas
                                                                                    Washington
Annuity Date                     You may begin the Income Phase any time after      Florida
                                   your first contract anniversary.
Annuity Date                     You may begin the Income Phase any time after 13   New York
                                   months after contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account      Washington
                                   will be automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar
                                   money market portfolio.
Free Look                        If you are age 65 or older on the contract issue   Arizona
                                   date, the Free Look period is
                                 30 days.
Free Look                        If you are age 60 or older on the contract issue   California
                                   date, the Free Look period is
                                 30 days.
Free Look                        The Free Look period is 21 days and the amount is  Florida calculated as the value of your contract plus
                                   fees
                                 and charges on the day we receive your request in
                                   Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                   Idaho
                                                                                    North Dakota
                                                                                    Rhode Island
                                                                                    Texas
Free Look                        The Free Look amount is calculated as the greater  New York of (1) Purchase Payments or (2) the value of
                                 your contract plus fees and charges on the day we
                                   receive your request in Good Order at the
                                   Annuity
                                 Service Center.
Joint Ownership                  Benefits and Features to be made available to      California
                                   Domestic Partners.                               District of Columbia
                                                                                    Maine
                                                                                    Nevada
                                                                                    Oregon
                                                                                    Washington
                                                                                    Wisconsin
Joint Ownership                  Benefits and Features to be made available to      Colorado
                                   Civil Union Partners.                            Hawaii
                                                                                    Illinois
                                                                                    New Jersey
Minimum Contract Value           The minimum remaining contract value after a       Texas
                                   partial withdrawal must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available for       California
                                   contracts purchased on or after May 1, 2014.
Premium Based Charge             Charge will be deducted pro-rata from Variable     New York
                                   Portfolios only.                                 Oregon
                                                                                    Texas
                                                                                    Washington
Premium Tax                      We deduct premium tax charges of 0.50% for         California
                                   Qualified contracts and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin
                                   the Income Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for          Maine
                                   Non-Qualified contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for          Nevada
                                   Non-Qualified contracts based on contract value
                                   when
                                 you begin the Income Phase.
Premium Tax                      For the first $500,000 in the contract, we deduct  South Dakota premium tax charges of 0% for Qualified
                                   contracts
                                 and 1.25% for Non-Qualified contracts based on
                                   total Purchase Payments when you begin the
                                   Income
                                 Phase. For any amount in excess of $500,000 in
                                   the contract, we deduct front-end premium tax
                                 charges of 0.08% for Non-Qualified contracts
                                   based on total Purchase Payments when you begin
                                   the
                                 Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for          West Virginia
                                   Qualified contracts and 1.0% for Non-Qualified
                                   contracts
                                 based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for          Wyoming
                                   Non-Qualified contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Purchase Payment Age Limit       The Purchase Payment Age Limit is the later of     Washington
                                   three years after contract issue or attained age
                                   63
                                 but not after the Owner's 86th birthday for
                                   contracts issued May 2, 2011 through August 2,
                                   2015.
                                 The Purchase Payment Age Limit is not applicable
                                   to contracts issued on or after August 3, 2015.
Polaris Income Builder           Charge will be deducted pro-rata from Variable     New York
                                   Portfolios only.
SunAmerica Income Plus                                                              Oregon
                                                                                    Texas
                                                                                    Washington


                                      B-1


 PROSPECTUS PROVISION             AVAILABILITY OR VARIATION             ISSUE STATE
Transfer Privilege     Any transfer over the limit of 15 will incur a  Pennsylvania
                         $10 transfer fee.                             Texas


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE

                           POLARIS INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                  MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                                DECREASE OR
                                                                 INCREASE
                          INITIAL      MAXIMUM      MINIMUM        EACH
      NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
   COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME BUILDER FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).


0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).


Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

                                      C-1



IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.


After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefit. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


The examples below apply to Polaris Income Builder (one Covered Person). These examples are not applicable to contracts issued prior to March 10, 2014.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 5.2%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
           AS OF            INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $5,200

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage = $100,000 x 5.2% = $5,200


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first three contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 5,200
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $13,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $14,040
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $14,924
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $16,120

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $13,000 ($250,000 x 5.2%).


The values of the feature are impacted by attaining Highest Anniversary Values as follows:



     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the Income Base.



                                      D-1

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $14,040 ($270,000 x 5.2%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $14,924 ($287,000 x 5.2%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $16,120 ($310,000 x 5.2%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5.2% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
        AS OF             TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $16,120
        Year 4        $16,120      $312,000        --       $310,000    $310,000       --      $16,120
    4th Anniversary       --       $311,000   $311,000      $311,000    $311,000    $     0    $16,172
        Year 5        $16,172      $302,000        --       $311,000    $311,000       --      $16,172
    5th Anniversary       --       $305,000   $305,000      $311,000    $311,000    $     0    $16,172

     o     In year 4, $16,120 was withdrawn ($310,000 x 5.2%).

     o     In year 5, $16,172 was withdrawn ($311,000 x 5.2%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than or equal to the Maximum Annual Withdrawal Amount (MAWA).

           o In year 4, $16,120 was withdrawn and is equal to the MAWA of $16,120.

           o In year 5, $16,172 was withdrawn and is equal to the MAWA of $16,172.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced to zero once any withdrawal was taken in the benefit year.

                               Income Credit = $0


NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).



EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
        AS OF             TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $311,000    $311,000    $0       $16,172
        Year 6        $24,880      $280,000        --       $301,624    $301,624      --     $15,684
    6th Anniversary       --       $290,000   $290,000      $301,624    $301,624    $0       $15,684
        Year 7        $24,130      $260,000        --       $292,337    $292,337      --     $15,202
    7th Anniversary       --       $230,000   $230,000      $292,337    $292,337    $0       $15,202

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.


                                      D-2

           o In year 6, the reduction proportion is 3.0149% ([$24,880 - $16,172] / [$305,000 - $16,172]); the reduced Income Base is
              $301,624 ($311,000 x [1 - 3.0149%]); and the reduced Income
              Credit Base is $301,624 ($311,000 x [1 - 3.0149%]).

           o In year 7, the reduction proportion is 3.0789% ([$24,130 - $15,684] / [$290,000 - $15,684]); the reduced Income Base is
              $292,337 ($301,624 x [1 - 3.0789%]); and the reduced Income
              Credit Base is $292,337 ($301,624 x [1 - 3.0789%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal was taken.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract value as shown below and reduced to $0 in Year 11 due to market conditions

     o     No withdrawals taken after the seventh contract year


                                                                                       MAXIMUM
                        ASSUMED                                                        ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME       INCOME      INCOME    WITHDRAWAL    INCOME
        AS OF            VALUE       VALUE         BASE     CREDIT BASE    CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $292,337    $292,337      $     0    $15,202          --
    8th Anniversary   $150,000   $150,000      $309,877    $292,337      $17,540    $16,114          --
    9th Anniversary   $100,000   $100,000      $327,417    $292,337      $17,540    $17,026          --
   10th Anniversary   $ 50,000   $ 50,000      $344,957    $292,337      $17,540    $17,938          --
       Year 11        $      0   $      0      $344,957    $292,337         --      $17,938          --
   11th Anniversary   $      0   $      0      $344,957    $292,337         --          --       $17,938

     o The Protected Income Payment of $17,938 ($344,957 x 5.2%) will be paid for the lifetime of the Covered Person.

                                      D-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON THE DEATH BENEFIT OPTION ELECTED BY THE ORIGINAL OWNER OF THE CONTRACT, WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF THE LIVING BENEFIT FEATURE WAS ELECTED.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected the Living Benefit described above.


A.   STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.


B. MAXIMUM ANNIVERSARY DEATH BENEFIT PAYABLE UPON
  CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was


                                      E-1

          reduced on the date of such withdrawal. We will not accept Continuation Purchase Payments on or after the first contract anniversary if the Living Benefit was elected.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the earlier of the first contract anniversary or the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 10, 2014
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:



     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.



     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.



     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.


If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected. All other Polaris Income Builder provisions discussed in the prospectus apply to your elected feature unless otherwise indicated.


POLARIS INCOME BUILDER

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE/PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


  NUMBER OF COVERED PERSONS     MAXIMUM ANNUAL
     AND AGE OF COVERED           WITHDRAWAL       PROTECTED INCOME
 PERSON AT FIRST WITHDRAWAL*      PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)               4.0%                4.0%
 One Covered Person
 (Ages 65 and older)                5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)               3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)                4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

Under the question, "ARE THERE INVESTMENT REQUIREMENT IF I ELECT A LIVING BENEFIT?" the investment requirements for Polaris Income Builder are as follows:


Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if applicable, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

The Secure Value Account is only available for investment if you elect the living benefit. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios when the guarantee period ends.

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with one of two options below:



  1   10% Secure      45% SunAmerica Dynamic Allocation Portfolio and
      Value Account   45% in Polaris Portfolio Allocator Model A, B or C
  2   10% Secure      Up to 90% in one or more of the following individual
      Value Account   Variable Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA JP Morgan MFS Core Bond
                      SunAmerica Dynamic Allocation Portfolio
                      Ultra Short Bond Portfolio


If your contract was issued prior to May 1, 2013 and you elected THE SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected. The SunAmerica Income Plus living benefit is no longer being offered.


SUNAMERICA INCOME PLUS


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


                                      F-1



BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


          FIRST CONTRACT YEAR
   100% of Purchase Payments received

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2, capped at 100% of Purchase
                      Payments received in the first Contract
                      Year

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2-5, capped at 200% of Purchase
                      Payments received in the first Contract
                      Year

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.50%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.25%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


                                      F-2



INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:


     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


                                                       PROTECTED
  NUMBER OF COVERED PERSONS                              INCOME
      AND AGE OF COVERED           MAXIMUM ANNUAL       PAYMENT
 PERSON AT FIRST WITHDRAWAL*   WITHDRAWAL PERCENTAGE   PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                  4.0%              4.0%
 One Covered Person
 (Ages 65 and older)                   5.0%              5.0%
 Two Covered Persons
 (Age 64 and Younger)                  3.5%              3.5%
 Two Covered Persons
 (Ages 65 and older)                   4.5%              4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is


                                      F-3



only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.



OPTION        INVESTMENT OPTIONS
 Option 1     Invest 45% in the SunAmerica Dynamic Allocation
              Portfolio and 45% in the following Sample Portfolio:
              - Balanced Toward Growth1
              or
              Invest 45% in the SunAmerica Dynamic Allocation
              Portfolio and 45% in one of the three following
              Portfolio Allocator Models:
              - Model A
              - Model B
              - Model C
 Option 2     Invest 90% in one or more of the following Variable
              Portfolios, except as otherwise noted:
              Corporate Bond
              Global Bond
              Goldman Sachs VIT Government Money Market Fund
              Government and Quality Bond
              Real Return
              SA JP Morgan MFS Core Bond
              SunAmerica Dynamic Allocation Portfolio
              Ultra Short Bond Portfolio


 1 If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



 Option 1     Invest in one of three available Polaris Portfolio Allocator
              Models:
              Model A, Model B or Model C
              or
              Invest in one of three available Sample Portfolios:
              Balanced Growth & Income1
              Balanced Toward Growth
              Growth Focus
 Option 2     Invest in one or more of the following Variable Portfolios, except as otherwise noted:
              American Funds Asset Allocation
              Asset Allocation
              Balanced
              Franklin Income VIP Fund
              Goldman Sachs VIT Government Money Market Fund
              SA MFS Total Return
              SunAmerica Dynamic Allocation Portfolio
 Option 3     Invest in the Ultra Short Bond Portfolio


 1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


                                      F-4



FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 20%     Corporate Bond
  CASH           Maximum 90%     Global Bond
  AND FIXED                      Goldman Sachs VIT Government Money
  ACCOUNTS                       Market Fund
                                 Government and Quality Bond Real
                                 Return
                                 SA JPMorgan MFS Core Bond
                                 Ultra Short Bond Portfolio
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)
 B. EQUITY        Minimum 0%     Aggressive Growth
                 Maximum 70%     American Funds Asset Allocation
                                 American Funds Global Growth
                                 American Funds Growth
                                 American Funds Growth-Income
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High-Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco V.I. American Franchise Fund,
                                 Series II Shares
                                 Invesco V.I. Comstock Fund, Series II
                                 Shares
                                 Invesco V.I. Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Lord Abbett Mid Cap Stock
                                 SA AB Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA Marsico Focused Growth
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 SunAmerica Dynamic Allocation Portfolio
                                 Telecom Utility
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY         Maximum 10%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that


                                      F-5



transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.


What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is


                                      F-6



greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those


                                      F-7



     withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.

What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee will be deducted pro-rata from Variable Portfolios in New York, Oregon, Texas and Washington. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                  MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                                DECREASE OR
                                                                 INCREASE
                          INITIAL      MAXIMUM      MINIMUM        EACH
      NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
   COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market


                                      F-8



volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the fee applicable to the living benefit is as follows:


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

SUNAMERICA INCOME PLUS -
IF YOU ELECT ONE COVERED PERSON:


                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              45              80
     Joint Owners(1)           45              80

SUNAMERICA INCOME PLUS -
IF YOU ELECT TWO COVERED PERSONS:


                            COVERED PERSON #1      COVERED PERSON #2
                           MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                             AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
        One Owner
       with Spousal
       Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
        One Owner
       with Spousal
       Beneficiary           45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


                                      F-9



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base if your contract was issued prior to June 25, 2012 (5.25% if your contract was issued between June 25, 2012 and February 11, 2013 and 5.5% if your contract was issued between February 11, 2013 and April 30, 2013), an Income Credit will be included in determining any Income Base increase in that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS above); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by


                                      F-10



          multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


                                      F-11

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS


                              PRIOR TO MAY 2, 2016

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you elected to invest in a Polaris Portfolio Allocator Model prior to May 2, 2016, the allocations in your Models and Sample Portfolios may differ from the current allocations specified in the Prospectus under INVESTMENT OPTIONS. Below are the allocations of the Models and Sample Portfolios as offered during the applicable periods:




POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE FROM MAY 1, 2015 THROUGH MAY 1, 2016)




         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              2.0%        2.0%        3.0%       6.0%
 American Funds Growth                     2.0%        2.0%        2.0%       2.0%
 American Funds Growth-Income              0.0%        0.0%        1.0%       5.0%
 Blue Chip Growth                          2.0%        2.0%        2.0%       4.0%
 Capital Appreciation                      2.0%        3.0%        4.0%       5.0%
 Capital Growth                            2.0%        3.0%        3.0%       4.0%
 Corporate Bond                           10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                     3.0%        3.0%        3.0%       5.0%
 Emerging Markets                          0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                      2.0%        3.0%        4.0%       6.0%
 Foreign Value                             2.0%        3.0%        3.0%       3.0%
 Global Bond                               4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond              10.0%        9.0%        7.0%       2.0%
 Growth-Income                             5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                           4.0%        3.0%        2.0%       0.0%
 International Diversified Equities        2.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        6.0%        6.0%        7.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  6.0%        7.0%        8.0%       8.0%
 Real Estate                               0.0%        0.0%        0.0%       1.0%
 Real Return                               7.0%        4.0%        2.0%       0.0%
 SA JPMorgan MFS Core Bond                15.0%       12.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                                   4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                 1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                                   7.0%        7.0%        7.0%       8.0%
 Small & Mid Cap Value                     2.0%        2.0%        2.0%       2.0%
 Small Company Value                       0.0%        2.0%        2.0%       1.0%
                              TOTAL        100%        100%        100%       100%



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 1, 2014 THROUGH APRIL 30, 2015)



       VARIABLE PORTFOLIOS          MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth          3.0%        3.0%        4.0%       8.0%
 American Funds Growth                 2.0%        2.0%        2.0%       3.0%
 American Funds Growth-Income          1.0%        1.0%        1.0%       5.0%
 Blue Chip Growth                      4.0%        4.0%        5.0%       8.0%
 Capital Appreciation                  2.0%        3.0%        4.0%       5.0%
 Corporate Bond                        9.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                 3.0%        3.0%        3.0%       4.0%
 Emerging Markets                      0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                  2.0%        3.0%        4.0%       6.0%
 Foreign Value                         2.0%        3.0%        3.0%       3.0%
 Global Bond                           4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond          10.0%        9.0%        7.0%       2.0%
 Growth-Income                         5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                       4.0%        3.0%        1.0%       0.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                    5.0%        6.0%        8.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares              6.0%        7.0%        8.0%       8.0%
 Real Estate                           0.0%        0.0%        0.0%       1.0%
 Real Return                           9.0%        5.0%        3.0%       0.0%
 SA JPMorgan MFS Core Bond            14.0%       11.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                               4.0%        4.0%        4.0%       6.0%
 SA Marsico Focused Growth             1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                               8.0%        8.0%        8.0%       8.0%
 Small & Mid Cap Value                 2.0%        2.0%        2.0%       2.0%
 Small Company Value                   0.0%        2.0%        2.0%       1.0%
                          TOTAL        100%        100%        100%       100%

                                      G-1



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 1, 2013 THROUGH APRIL 30, 2014)


       VARIABLE PORTFOLIOS          MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth          3.0%        3.0%        4.0%       8.0%
 American Funds Growth                 2.0%        2.0%        2.0%       3.0%
 American Funds Growth-Income          1.0%        1.0%        1.0%       5.0%
 Blue Chip Growth                      4.0%        4.0%        5.0%       8.0%
 Capital Appreciation                  2.0%        3.0%        4.0%       5.0%
 Corporate Bond                        9.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                 3.0%        3.0%        3.0%       4.0%
 Emerging Markets                      0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                  2.0%        3.0%        4.0%       6.0%
 Foreign Value                         2.0%        3.0%        3.0%       3.0%
 Global Bond                           4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond          10.0%        9.0%        7.0%       2.0%
 Growth-Income                         5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                       4.0%        3.0%        1.0%       0.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                    5.0%        6.0%        8.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares              6.0%        7.0%        8.0%       8.0%
 Real Estate                           0.0%        0.0%        0.0%       1.0%
 Real Return                           9.0%        5.0%        3.0%       0.0%
 SA JPMorgan MFS Core Bond            14.0%       11.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                               4.0%        4.0%        4.0%       6.0%
 SA Marsico Focused Growth             1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                               8.0%        8.0%        8.0%       8.0%
 Small & Mid Cap Value                 2.0%        2.0%        2.0%       2.0%
 Small Company Value                   0.0%        2.0%        2.0%       1.0%
                          TOTAL        100%        100%        100%       100%

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH APRIL 30, 2013)


         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              4.0%        6.0%        6.0%       7.0%
 American Funds Growth                     2.0%        2.0%        2.0%       3.0%
 American Funds Growth-Income              2.0%        2.0%        2.0%       3.0%
 Capital Appreciation                      2.0%        2.0%        2.0%       3.0%
 Corporate Bond                            9.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                     3.0%        3.0%        3.0%       3.0%
 Emerging Markets                          0.0%        1.0%        2.0%       3.0%
 Equity Opportunities                      2.0%        2.0%        2.0%       2.0%
 Foreign Value                             4.0%        5.0%        6.0%       8.0%
 Global Bond                               3.0%        3.0%        2.0%       2.0%
 Government and Quality Bond              10.0%        8.0%        7.0%       2.0%
 Growth-Income                             5.0%        5.0%        6.0%       8.0%
 Growth Opportunities                      1.0%        2.0%        3.0%       4.0%
 High-Yield Bond                           4.0%        2.0%        1.0%       0.0%
 International Diversified Equities        1.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        4.0%        4.0%        4.0%       5.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  5.0%        5.0%        5.0%       6.0%
 Lord Abbett Growth and Income             1.0%        1.0%        1.0%       2.0%
 Mid-Cap Growth                            1.0%        1.0%        1.0%       2.0%
 Real Estate                               2.0%        3.0%        4.0%       4.0%
 Real Return                              12.0%        8.0%        3.0%       0.0%
 SA JPMorgan MFS Core Bond                12.0%       11.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                                   4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                 0.0%        1.0%        2.0%       3.0%
 SA MFS Massachusetts Investors
   Trust                                   5.0%        5.0%        6.0%       8.0%
 Small & Mid Cap Value                     1.0%        2.0%        4.0%       5.0%
 Small Company Value                       1.0%        2.0%        2.0%       3.0%
                              TOTAL        100%        100%        100%       100%

                                      G-2



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM OCTOBER 3, 2011 THROUGH APRIL 29, 2012)


         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              4.0%        6.0%        6.0%     6.0%
 American Funds Growth                     2.0%        1.0%        2.0%     3.0%
 American Funds Growth-Income              1.0%        1.0%        1.0%     2.0%
 Blue Chip Growth                          1.0%        0.0%        0.0%     0.0%
 Capital Appreciation                      2.0%        3.0%        3.0%     3.0%
 Corporate Bond                            9.0%        8.0%        7.0%     0.0%
 Emerging Markets                          0.0%        0.0%        2.0%     3.0%
 Foreign Value                             5.0%        7.0%        8.0%     8.0%
 Global Bond                               3.0%        3.0%        2.0%     2.0%
 Government and Quality Bond               7.0%        5.0%        4.0%     0.0%
 Growth-Income                             5.0%        5.0%        6.0%     8.0%
 Growth Opportunities                      2.0%        3.0%        3.0%     4.0%
 High-Yield Bond                           4.0%        2.0%        0.0%     0.0%
 International Diversified Equities        0.0%        0.0%        0.0%     4.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        4.0%        4.0%        4.0%     5.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  5.0%        5.0%        6.0%     7.0%
 Lord Abbett Growth and Income             1.0%        2.0%        2.0%     2.0%
 Mid-Cap Growth                            1.0%        1.0%        1.0%     1.0%
 Real Estate                               2.0%        3.0%        3.0%     4.0%
 Real Return                              12.0%        8.0%        3.0%     0.0%
 SA JPMorgan MFS Core Bond                15.0%       14.0%       14.0%     8.0%
 SA Legg Mason BW Large Cap
   Value                                   4.0%        4.0%        4.0%     5.0%
 SA Marsico Focused Growth                 0.0%        1.0%        2.0%     3.0%
 SA MFS Massachusetts Investors
   Trust                                   4.0%        5.0%        6.0%     8.0%
 Small & Mid Cap Value                     5.0%        6.0%        8.0%    10.0%
 Small Company Value                       2.0%        3.0%        3.0%     4.0%
                              TOTAL        100%        100%        100%     100%

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 2, 2011 THROUGH OCTOBER 2, 2011)


         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth               6%          9%          9%         10%
 American Funds Growth                      2%          2%          3%          3%
 American Funds Growth-Income               1%          1%          1%          1%
 Blue Chip Growth                           1%          1%          1%          1%
 Capital Appreciation                       2%          3%          3%          4%
 Corporate Bond                             9%          8%          5%          0%
 Emerging Markets                           0%          0%          2%          3%
 Foreign Value                              6%          9%         10%         10%
 Global Bond                                3%          2%          0%          0%
 Government and Quality Bond                8%          5%          3%          0%
 Growth-Income                              3%          3%          3%          3%
 Growth Opportunities                       2%          3%          6%          7%
 High-Yield Bond                            4%          0%          0%          0%
 International Diversified Equities         0%          0%          0%          5%
 Invesco V.I. Comstock Fund,
   Series II Shares                         3%          4%          4%          4%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                   5%          5%          6%          6%
 Lord Abbett Growth and Income              1%          2%          3%          3%
 Mid-Cap Growth                             1%          1%          2%          2%
 Real Estate                                2%          3%          4%          5%
 Real Return                               11%          7%          3%          0%
 SA JPMorgan MFS Core Bond                 15%         13%          9%          5%
 SA Legg Mason BW Large Cap
   Value                                    4%          4%          4%          5%
 SA Marsico Focused Growth                  0%          1%          2%          3%
 SA MFS Massachusetts Investors
   Trust                                    4%          5%          6%          7%
 Small & Mid Cap Value                      5%          6%          6%          7%
 Small Company Value                        2%          3%          5%          6%
                              TOTAL       100%        100%        100%        100%

                                      G-3



SAMPLE PORTFOLIOS
(EFFECTIVE FROM FEBRUARY 11, 2013 THROUGH APRIL 30, 2013)


                                                  BALANCED                     ALL
                                                   TOWARD       GROWTH       EQUITY
              VARIABLE PORTFOLIOS                  GROWTH        FOCUS        FOCUS
 American Funds Global Growth                     12.0%        12.0%        17.0%
 American Funds Growth                             9.0%        10.0%        10.0%
 Corporate Bond                                    5.0%         0.0%         0.0%
 Foreign Value                                    11.0%        15.0%        18.0%
 Government and Quality Bond                      25.0%        20.0%         0.0%
 Growth Opportunities                              3.0%         5.0%         6.0%
 Invesco V.I. Comstock Fund, Series II Shares      6.0%        10.0%        13.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                                5.0%        10.0%        12.0%
 Mid-Cap Growth                                    4.0%         8.0%        10.0%
 SA MFS Massachusetts Investors Trust              7.0%        10.0%        14.0%
 SA MFS Total Return                              13.0%         0.0%         0.0%
                                          TOTAL  100.0%       100.0%       100.0%

SAMPLE PORTFOLIOS
(EFFECTIVE FROM JUNE 25, 2012 THROUGH FEBRUARY 10, 2013)


                                                  BALANCED                     ALL
                                                   TOWARD       GROWTH       EQUITY
              VARIABLE PORTFOLIOS                  GROWTH        FOCUS        FOCUS
 American Funds Global Growth                     11.0%        11.0%        15.0%
 American Funds Growth                            10.0%        11.0%        12.0%
 Corporate Bond                                    5.0%         0.0%         0.0%
 Foreign Value                                    10.0%        13.0%        15.0%
 Government and Quality Bond                      25.0%        20.0%         0.0%
 Growth Opportunities                              3.0%         5.0%         6.0%
 Invesco V.I. Comstock Fund, Series II Shares      6.0%        10.0%        14.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                                6.0%        12.0%        14.0%
 Mid-Cap Growth                                    4.0%         8.0%        10.0%
 SA MFS Massachusetts Investors Trust              7.0%        10.0%        14.0%
 SA MFS Total Return                              13.0%         0.0%         0.0%
                                          TOTAL  100.0%       100.0%       100.0%

SAMPLE PORTFOLIOS
(EFFECTIVE FROM MAY 21, 2012 THROUGH JUNE 24, 2012)


                                                  BALANCED                     ALL
                                                   TOWARD       GROWTH       EQUITY
              VARIABLE PORTFOLIOS                  GROWTH        FOCUS        FOCUS
 American Funds Global Growth                     11.0%        11.0%        15.0%
 American Funds Growth                             8.0%         9.0%        10.0%
 Corporate Bond                                    5.0%         0.0%         0.0%
 Foreign Value                                    10.0%        13.0%        15.0%
 Government and Quality Bond                      25.0%        20.0%         0.0%
 Growth Opportunities                              3.0%         5.0%         6.0%
 Invesco V.I. Comstock Fund, Series II Shares      6.0%        10.0%        14.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                                6.0%        12.0%        14.0%
 Mid-Cap Growth                                    4.0%         8.0%        10.0%
 SA MFS Massachusetts Investors Trust              7.0%        10.0%        13.0%
 SA MFS Total Return                              13.0%         0.0%         0.0%
 Small Company Value                               2.0%         2.0%         3.0%
                                          TOTAL  100.0%       100.0%       100.0%

The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


SAMPLE PORTFOLIOS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH MAY 20, 2012)


                                    BALANCED
                                     GROWTH     BALANCED                 ALL
                                       &         TOWARD      GROWTH     EQUITY
       VARIABLE PORTFOLIOS           INCOME      GROWTH       FOCUS     FOCUS
 American Funds Global Growth           5%          10%         10%     15%
 American Funds Growth                  5%           5%          5%     10%
 Corporate Bond                         5%           5%          0%      0%
 Foreign Value                         10%          10%         15%     15%
 Government and Quality Bond           20%          15%         10%      0%
 Growth Opportunities                   0%           0%          0%      5%
 Invesco V.I. Comstock Fund,
   Series II Shares                    10%          10%         10%     15%
 Invesco V.I. Growth and Income
   Fund, Series II Shares              10%          15%         15%     15%
 Mid-Cap Growth                         5%           5%         10%     10%
 SA JPMorgan MFS Core Bond             25%          15%         10%      0%
 SA MFS Massachusetts Investors
   Trust                                5%           5%         10%     12%
 Small Company Value                    0%           5%          5%      3%
                           TOTAL      100%         100%        100%    100%

The Sample Portfolios listed above are no longer available for investment if your contract was issued on or after April 30, 2013. However, once you invested in a Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Sample Portfolio will not be changed by us. Any subsequent Purchase Payments will be invested in the same Sample Portfolio as your current


                                      G-4

investment and will not be invested in the Sample Portfolio allocations specified above unless you provide us with specific instructions to do so.

You may invest in only one Sample Portfolio at a time. Investment outside of a Sample Portfolio is prohibited. However, if you elected an Optional Living Benefit, pursuant to investment requirements, a portion of your investment can be allocated outside the Sample Portfolio. You can elect to have your investment in the Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Sample Portfolio you selected.

You can transfer 100% of your investment from one Sample Portfolio to another Sample Portfolio at any time; you will be transferred into the most current Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. A subsequent Purchase Payment will be invested in the same Sample Portfolio as your current investment unless we receive different instructions from you.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.


                                      G-5



       Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                     STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               IN CONNECTION WITH

                          FS VARIABLE SEPARATE ACCOUNT

                   POLARIS PLATINUM O-SERIES VARIABLE ANNUITY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 2, 2016, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570



                                  May 2, 2016

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
Separate Account and the Company........................................   3

General Account.........................................................   4

Information Regarding the Use of the Volatility Index ("VIX")...........   5

Performance Data........................................................   6

Annuity Income Payments.................................................  10

Annuity Unit Values.....................................................  10

Taxes...................................................................  13

Broker-Dealer Firms Receiving Revenue Sharing Payments..................  25

Distribution of Contracts...............................................  26

Financial Statements....................................................  26

                        SEPARATE ACCOUNT AND THE COMPANY

     The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.

     FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


      The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.


      The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")


This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing on securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed, and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing, or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation orliablity in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third part licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Option Exchange, Incorporated and has neen licensed for use by S&P.

                               PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND


      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMF)/(SV)

      where:

SV. =   value of one Accumulation Unit at the start of a 7 day period
EV. =   value of one Accumulation Unit at the end of the 7 day period
CMF = an allocated portion of the $50 annual contract maintenance fee, prorated for 7 days


      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Goldman Sachs VIT Government Money Market Fund is further reduced, for purposes of the yield computation,by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.


      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)


      STANDARDIZED PERFORMANCE: The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                 365/7
      Effective Yield = [(Base Period Return + 1)      - 1]

      For the seven day period ended December 31, 2002, the effective yield for the Goldman Sachs VIT Government Money Market Fund was -0.51%. The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for astated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in value of your investment.


OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."

      STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

               n
         P(1+T)  = ERV

         where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).


     The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

      We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIO PERFORMANCE

      Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Polaris Portfolio Allocator Models. The performance information described below for the Polaris Portfolio Allocator Models is also applicable to the Sample Portfolios (collectively, "Models").

      The Separate Account also computes "total return" data for each of the Models. Each Model is comprised of combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      NON-STANDARDIZED PERFORMANCE: Total return for a Model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the Model inception date and rebalanced in accordance with the Model on each reevaluation date. The Model inception date is the date when the Model was first offered for investment.

      These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

      For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

      For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day proceeding the date on which each annuity income payment is due.


                              ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.


      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

NIF =   ($11.46/$11.44)
    =   1.00174825


      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payments tables are based.For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                        1/[(1.035)/(1/12)/] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE


      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

      P's first variable annuity income payment is determined from annuity factor tables, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the monthly installment of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

            First annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                         Annuity Units = $606.51/$13.256932 = 45.750264

      P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second annuity income payment = $45.750264 x $13.327695 = $609.75

      The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

      Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")


A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..   a citizen or resident of the United States

..   a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..   any estate or trust other than a foreign estate or foreign trust (see
    Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities



Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2016 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2016 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2016 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities



Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2016 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2016 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2016 is between $184,000 and $194,000, your contribution may be partially deductible.

(d) Roth IRAs



Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2016 is less than:
$184,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $117,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.



(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2015, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
BOSC, Inc
Capital Investment Group, Inc
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Metropolitan Life Insurance Corporation
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Primerica Financial Services
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS
                           -------------------------

     The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------

     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for FS Variable Separate Account and The United States Life Insurance Company in the City of New York ("US Life").

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2015.

     - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2015, 2014 and 2013.


     The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

                                                   FS Variable Separate Account
               The United States Life Insurance Company in the City of New York

                                                                           2015

                                                                  ANNUAL REPORT

                                                              December 31, 2015

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of its separate account, FS Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts constituting FS Variable Separate Account (the "Separate Account"), a separate account of The United States Life Insurance Company in the City of New York, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2016

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                     Net assets
                                       Investment     Due from                Contract   Contract   attributable
                                       securities     (to) US                 owners -   owners -   to contract
                                          - at     Life Insurance             annuity  accumulation    owner
Sub-accounts                           fair value     Company     Net Assets  reserves   reserves     reserves
------------                           ----------- -------------- ----------- -------- ------------ ------------
American Funds Asset Allocation Fund
 Class 2                               $ 2,152,162    $    --     $ 2,152,162 $     -- $ 2,152,162  $ 2,152,162
American Funds Global Growth Fund
 Class 2                                 6,601,565         13       6,601,578       --   6,601,578    6,601,578
American Funds Global Growth Fund
 Class 4                                   184,810         --         184,810       --     184,810      184,810
American Funds Growth Fund Class 2       7,470,280          6       7,470,286       --   7,470,286    7,470,286
American Funds Growth-Income Fund
 Class 2                                 9,246,879         12       9,246,891       --   9,246,891    9,246,891
American Funds Insurance Series -
 Capital Income Builder                     26,811         --          26,811       --      26,811       26,811
AMT Absolute Return Multi-Manager
 Fund Port S CL                             18,037         --          18,037       --      18,037       18,037
AST Asset Allocation Portfolio Class 1   3,573,374         --       3,573,374   88,133   3,485,241    3,573,374
AST Asset Allocation Portfolio Class 3   3,250,353         --       3,250,353       --   3,250,353    3,250,353
AST Capital Appreciation Portfolio
 Class 1                                 8,840,418         --       8,840,418  323,399   8,517,019    8,840,418
AST Capital Appreciation Portfolio
 Class 3                                22,687,136         17      22,687,153    6,254  22,680,899   22,687,153
AST Government and Quality Bond
 Portfolio Class 1                       3,319,243         --       3,319,243  148,055   3,171,188    3,319,243
AST Government and Quality Bond
 Portfolio Class 3                      33,017,128        228      33,017,356       --  33,017,356   33,017,356
AST Growth Portfolio Class 1             3,419,780         --       3,419,780   16,338   3,403,442    3,419,780
AST Growth Portfolio Class 3             5,636,545          1       5,636,546       --   5,636,546    5,636,546
AST Natural Resources Portfolio Class
 1                                         842,874         --         842,874   13,860     829,014      842,874
AST Natural Resources Portfolio Class
 3                                       3,648,589         --       3,648,589       --   3,648,589    3,648,589
BlackRock Global Allocation V.I. Fund       32,756         (1)         32,755       --      32,755       32,755
Blackrock iShares Alt Strategies VI
 Fund                                       18,525         --          18,525       --      18,525       18,525
BlackRock iShares Dynamic Fixed
 Income V.I. Fund                           28,643         --          28,643       --      28,643       28,643
Columbia VP -Limited Duration Credit
 Fund Class 2                                6,847         --           6,847       --       6,847        6,847
Columbia VP Income Opportunities Fund
 Class 1                                   110,112          1         110,113       --     110,113      110,113
Columbia VP Marsico Focused Equities
 Fund Class 1                              494,224         --         494,224       --     494,224      494,224
Franklin Income Securities Fund         13,985,659         --      13,985,659       --  13,985,659   13,985,659
Franklin Strategic Income VIP Fund           8,713         (1)          8,712       --       8,712        8,712
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                3,206,266         --       3,206,266       --   3,206,266    3,206,266
Goldman Sachs Strategic Income Fund         22,203         --          22,203       --      22,203       22,203
GS VIT Multi-Strategy Alt Port Advisor      18,273         --          18,273       --      18,273       18,273
Invesco V.I. Balanced-Risk Allocation
 Fd                                          4,945         --           4,945       --       4,945        4,945
Invesco VI American Franchise Fund
 Series II                                 730,947         --         730,947       --     730,947      730,947
Invesco VI Comstock Fund Series II      15,061,341         (3)     15,061,338    3,663  15,057,675   15,061,338
Invesco VI Growth and Income Fund
 Series II                              24,719,845         10      24,719,855       --  24,719,855   24,719,855
Ivy Funds VIP Asset Strategy                18,836         --          18,836       --      18,836       18,836
Lord Abbett Growth and Income
 Portfolio Class VC                     10,886,553          6      10,886,559       --  10,886,559   10,886,559
Lord Abbett Mid Cap Stock Portfolio
 Class VC                                  134,363         --         134,363       --     134,363      134,363
Lord Abbett Series Fund Bond
 Debenture Portfolio                        21,674         --          21,674       --      21,674       21,674
Lord Abbett Series Fund Short
 Duration Portfolio                         44,137         --          44,137       --      44,137       44,137
Morgan Stanley UIF Global
 Infrastructure                             14,595         --          14,595       --      14,595       14,595
PIMCO Emerging Markets Bond Portfolio       21,532         --          21,532       --      21,532       21,532
PIMCO Unconstrained Bond Portfolio          12,366         --          12,366       --      12,366       12,366
Principal Diversified International
 Account Class 2                            90,895         --          90,895       --      90,895       90,895
Principal Equity Income Account Class
 2                                         362,299         --         362,299       --     362,299      362,299
Principal Government & High Quality
 Bond Class 2                                  590         --             590       --         590          590
Principal Income Account Class 2            94,103         --          94,103       --      94,103       94,103
Principal LargeCap Growth Account
 Class 2                                    16,950         --          16,950       --      16,950       16,950
Principal Money Market Account Class 2          60         --              60       --          60           60
Principal PVC MidCap Blend Acct Class
 2                                       1,140,972         --       1,140,972       --   1,140,972    1,140,972
Principal PVC Principal Capital
 Appreciation Account Class 2              191,430         --         191,430       --     191,430      191,430
Principal Real Estate Securities
 Account Class 2                            11,805         --          11,805       --      11,805       11,805
Principal SAM Balanced Portfolio
 Class 2                                 6,689,179          1       6,689,180   38,548   6,650,632    6,689,180
Principal SAM Conservative Balanced
 Portfolio Class 2                         112,765         --         112,765       --     112,765      112,765
Principal SAM Conservative Growth
 Portfolio Class 2                         625,832         --         625,832       --     625,832      625,832
Principal SAM Flexible Income
 Portfolio Class 2                         457,545         --         457,545   37,322     420,223      457,545
Principal SAM Strategic Growth
 Portfolio Class 2                         285,106         --         285,106       --     285,106      285,106
Principal Short-Term Income Account
 Class 2                                    43,469         (1)         43,468       --      43,468       43,468
PVC SmallCap Blend Account Class 2          18,917         --          18,917       --      18,917       18,917
SAST Aggressive Growth Portfolio
 Class 1                                 1,410,490         --       1,410,490    5,667   1,404,823    1,410,490
SAST Aggressive Growth Portfolio
 Class 3                                 2,641,574         --       2,641,574       --   2,641,574    2,641,574
SAST Alliance Growth Portfolio Class 1   9,389,530         --       9,389,530  199,808   9,189,722    9,389,530
SAST Alliance Growth Portfolio Class 3   7,642,785         29       7,642,814       --   7,642,814    7,642,814
SAST American Funds Asset Allocation
 Portfolio Class 3                       7,731,233     40,019       7,771,252       --   7,771,252    7,771,252
SAST American Funds Global Growth
 Portfolio Class 3                      19,794,354          9      19,794,363    6,897  19,787,466   19,794,363
SAST American Funds Growth Portfolio
 Class 3                                15,020,937         --      15,020,937    8,383  15,012,554   15,020,937
SAST American Funds Growth-Income
 Portfolio Class 3                      12,051,004         --      12,051,004    7,552  12,043,452   12,051,004
SAST Balanced Portfolio Class 1          2,663,650         (1)      2,663,649   20,684   2,642,965    2,663,649
SAST Balanced Portfolio Class 3         11,771,824     27,995      11,799,819       --  11,799,819   11,799,819
SAST Blue Chip Growth Portfolio Class
 1                                         623,833         --         623,833       --     623,833      623,833
SAST Blue Chip Growth Portfolio Class
 3                                       5,478,558         (7)      5,478,551       --   5,478,551    5,478,551
SAST Capital Growth Portfolio Class 1      259,812         --         259,812    2,751     257,061      259,812
SAST Capital Growth Portfolio Class 3    2,155,289         --       2,155,289       --   2,155,289    2,155,289

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                       Net assets
                                        Investment     Due from                 Contract   Contract   attributable
                                        securities     (to) US                  owners -   owners -   to contract
                                           - at     Life Insurance              annuity  accumulation    owner
Sub-accounts                            fair value     Company      Net Assets  reserves   reserves     reserves
------------                           ------------ -------------- ------------ -------- ------------ ------------
SAST Cash Management Portfolio Class 1 $  1,679,881    $    --     $  1,679,881 $  6,318 $  1,673,563 $  1,679,881
SAST Cash Management Portfolio Class 3    8,320,057          1        8,320,058  201,030    8,119,028    8,320,058
SAST Corporate Bond Portfolio Class 1     2,795,664         --        2,795,664   29,046    2,766,618    2,795,664
SAST Corporate Bond Portfolio Class 3    36,831,121        (17)      36,831,104       --   36,831,104   36,831,104
SA Legg Mason BW Large Cap Value
 Class 1                                 12,984,128         --       12,984,128  270,385   12,713,743   12,984,128
SA Legg Mason BW Large Cap Value
 Class 3                                 21,388,694         23       21,388,717       --   21,388,717   21,388,717
SAST Dogs of Wall Street Portfolio
 Class 1                                  1,153,271         --        1,153,271       --    1,153,271    1,153,271
SAST Dogs of Wall Street Portfolio
 Class 3                                  4,992,100         (9)       4,992,091       --    4,992,091    4,992,091
SAST Dynamic Allocation Portfolio
 Class 3                                823,329,030     (2,106)     823,326,924       --  823,326,924  823,326,924
SAST Emerging Markets Portfolio Class
 1                                        1,164,772         --        1,164,772   35,532    1,129,240    1,164,772
SAST Emerging Markets Portfolio Class
 3                                        6,496,842         15        6,496,857       --    6,496,857    6,496,857
SAST Equity Opportunities Portfolio
 Class 1                                  1,827,220         --        1,827,220   25,944    1,801,276    1,827,220
SAST Equity Opportunities Portfolio
 Class 3                                  2,899,953         (6)       2,899,947       --    2,899,947    2,899,947
SAST Foreign Value Portfolio Class 3     23,584,003         14       23,584,017    2,767   23,581,250   23,584,017
SAST Fundamental Growth Portfolio
 Class 1                                  2,043,328         --        2,043,328   10,955    2,032,373    2,043,328
SAST Fundamental Growth Portfolio
 Class 3                                  3,902,253         --        3,902,253       --    3,902,253    3,902,253
SAST Global Bond Portfolio Class 1          977,769         --          977,769   21,082      956,687      977,769
SAST Global Bond Portfolio Class 3       14,686,119        (13)      14,686,106       --   14,686,106   14,686,106
SAST Global Equities Portfolio Class 1    1,323,474         --        1,323,474    1,432    1,322,042    1,323,474
SAST Global Equities Portfolio Class 3    1,958,397         --        1,958,397       --    1,958,397    1,958,397
SAST Growth Opportunities Portfolio
 Class 1                                    324,344         --          324,344    5,079      319,265      324,344
SAST Growth Opportunities Portfolio
 Class 3                                  8,253,438         20        8,253,458       --    8,253,458    8,253,458
SAST Growth-Income Portfolio Class 1      7,270,212         --        7,270,212  105,077    7,165,135    7,270,212
SAST Growth-Income Portfolio Class 3      8,564,119        (15)       8,564,104       --    8,564,104    8,564,104
SAST High-Yield Bond Portfolio Class 1    1,939,001         --        1,939,001   10,735    1,928,266    1,939,001
SAST High-Yield Bond Portfolio Class 3    7,363,770        (12)       7,363,758    1,486    7,362,272    7,363,758
SAST International Diversified
 Equities Portfolio Class 1               1,995,017         --        1,995,017    6,106    1,988,911    1,995,017
SAST International Diversified
 Equities Portfolio Class 3               7,168,739         27        7,168,766       --    7,168,766    7,168,766
SAST International Growth and Income
 Portfolio Class 1                        1,501,983         --        1,501,983   26,986    1,474,997    1,501,983
SAST International Growth and Income
 Portfolio Class 3                        8,159,577         21        8,159,598       --    8,159,598    8,159,598
SAST Marsico Focused Growth Portfolio
 Class 3                                  5,678,204         --        5,678,204       --    5,678,204    5,678,204
SAST MFS Massachusetts Investors
 Trust Portfolio Class 1                  2,531,453         --        2,531,453   33,211    2,498,242    2,531,453
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                 16,001,858        (11)      16,001,847       --   16,001,847   16,001,847
SAST MFS Total Return Portfolio Class
 1                                        4,004,049         --        4,004,049  170,924    3,833,125    4,004,049
SAST MFS Total Return Portfolio Class
 3                                        8,831,788         (1)       8,831,787    2,147    8,829,640    8,831,787
SAST Mid-Cap Growth Portfolio Class 1     1,811,710         --        1,811,710    8,219    1,803,491    1,811,710
SAST Mid-Cap Growth Portfolio Class 3     6,702,101          4        6,702,105       --    6,702,105    6,702,105
SAST Protected Asset Allocation SAST
 Portfolio Class 3                       57,444,451        (80)      57,444,371       --   57,444,371   57,444,371
SAST Real Estate Portfolio Class 1        1,547,296         --        1,547,296   31,309    1,515,987    1,547,296
SAST Real Estate Portfolio Class 3       12,095,343         30       12,095,373    1,780   12,093,593   12,095,373
SAST Small & Mid Cap Value Portfolio
 Class 3                                 23,018,637         18       23,018,655   10,444   23,008,211   23,018,655
SAST Small Company Value Portfolio
 Class 3                                  9,666,779         16        9,666,795       --    9,666,795    9,666,795
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                      517,236,506       (351)     517,236,155       --  517,236,155  517,236,155
SAST Technology Portfolio Class 1           202,176         --          202,176       --      202,176      202,176
SAST Technology Portfolio Class 3         2,393,391         --        2,393,391       --    2,393,391    2,393,391
SAST Telecom Utility Portfolio Class 1      765,254         --          765,254   22,432      742,822      765,254
SAST Telecom Utility Portfolio Class 3    1,292,460         --        1,292,460       --    1,292,460    1,292,460
SAST Total Return Bond Portfolio
 Class 1                                  1,563,498          1        1,563,499    2,211    1,561,288    1,563,499
SAST Total Return Bond Portfolio
 Class 3                                 46,105,534        (26)      46,105,508    8,865   46,096,643   46,105,508
SAST VCP Total Return Balanced
 Portfolio Class 3                       48,252,092       (143)      48,251,949       --   48,251,949   48,251,949
SAST VCP Value Portfolio Class 3         65,110,949        (60)      65,110,889       --   65,110,889   65,110,889
SST Allocation Balanced Portfolio
 Class 3                                 15,729,098          1       15,729,099       --   15,729,099   15,729,099
SST Allocation Growth Portfolio Class
 3                                        2,143,024         (1)       2,143,023       --    2,143,023    2,143,023
SST Allocation Moderate Growth
 Portfolio Class 3                        9,483,878         --        9,483,878       --    9,483,878    9,483,878
SST Allocation Moderate Portfolio
 Class 3                                 14,251,870         (1)      14,251,869       --   14,251,869   14,251,869
SST Diversified Fixed Income Portfolio       22,051         --           22,051       --       22,051       22,051
SST International Equity Portfolio           50,169         --           50,169       --       50,169       50,169
SST Mid Cap Value Portfolio                  21,838         --           21,838       --       21,838       21,838
SST Real Return Portfolio Class 3        18,236,549       (268)      18,236,281       --   18,236,281   18,236,281
SST Stock Portfolio Class 3                   4,940         --            4,940       --        4,940        4,940
VALIC Company I International
 Equities Index Fund                         95,176         --           95,176       --       95,176       95,176
VALIC Company I Mid Cap Index Fund          254,978         --          254,978       --      254,978      254,978
VALIC Company I Small Cap Index Fund        153,697         --          153,697       --      153,697      153,697
VALIC Company I Stock Index Fund            591,309         --          591,309       --      591,309      591,309


                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                               Increase
                                         Mortality and                 Net                      Net change    (decrease)
                               Dividends  expense risk     Net      realized    Capital gain  in unrealized  in net assets
                                 from         and       investment    gain      distributions  appreciation    resulting
                                mutual   administrative   income    (loss) on    from mutual  (depreciation)     from
Sub-accounts                     funds      charges       (loss)   investments      funds     of investments  operations
------------                   --------- -------------- ---------- -----------  ------------- -------------- -------------
American Funds Asset
 Allocation Fund Class 2       $ 39,228    $ (21,321)   $  17,907  $   107,917   $  183,033    $  (297,154)   $    11,703
American Funds Global Growth
 Fund Class 2                    71,039     (100,765)     (29,726)     422,857      713,977       (678,786)       428,322
American Funds Global Growth
 Fund Class 4                     1,605         (521)       1,084           14           --          2,670          3,768
American Funds Growth Fund
 Class 2                         47,044     (121,015)     (73,971)     646,367    1,747,282     (1,845,415)       474,263
American Funds Growth-Income
 Fund Class 2                   127,014     (142,065)     (15,051)     487,869    1,485,978     (1,935,553)        23,243
American Funds Insurance
 Series--Capital Income
 Builder                            159          (20)         139           --           --           (223)           (84)
AMT Absolute Return
 Multi-Manager Fund Port S CL        --         (160)        (160)          96          184         (1,425)        (1,305)
AST Asset Allocation
 Portfolio Class 1              114,036      (60,746)      53,290       94,432      393,694       (656,082)      (114,666)
AST Asset Allocation
 Portfolio Class 3               98,728      (53,733)      44,995       45,586      371,852       (582,355)      (119,922)
AST Capital Appreciation
 Portfolio Class 1                   --     (142,737)    (142,737)     361,643    1,511,135     (1,078,111)       651,930
AST Capital Appreciation
 Portfolio Class 3                   --     (353,689)    (353,689)   1,350,313    3,901,549     (3,340,229)     1,557,944
AST Government and Quality
 Bond Portfolio Class 1          55,070      (55,702)        (632)       3,770       12,981        (49,784)       (33,665)
AST Government and Quality
 Bond Portfolio Class 3         439,428     (517,636)     (78,208)     (67,727)     124,769       (382,871)      (404,037)
AST Growth Portfolio Class 1     23,769      (59,964)     (36,195)     269,913      527,317       (786,619)       (25,584)
AST Growth Portfolio Class 3     19,806      (91,420)     (71,614)     358,298      802,033     (1,172,305)       (83,588)
AST Natural Resources
 Portfolio Class 1               18,019      (16,322)       1,697     (273,765)          --         18,321       (253,747)
AST Natural Resources
 Portfolio Class 3               48,419      (66,461)     (18,042)  (1,120,208)          --        108,433     (1,029,817)
BlackRock Global Allocation
 V.I. Fund                          325         (314)          11           (3)       1,936         (3,122)        (1,178)
Blackrock iShares Alt
 Strategies VI Fund                 541         (122)         419           (7)          --           (974)          (562)
BlackRock iShares Dynamic
 Fixed Income V.I. Fund             527          (17)         510           --           --           (596)           (86)
Columbia VP -Limited Duration
 Credit Fund Class 2                 --           (3)          (3)          --           --            (29)           (32)
Columbia VP Income
 Opportunities Fund Class 1      10,679       (1,975)       8,704         (633)       1,023        (11,779)        (2,685)
Columbia VP Marsico Focused
 Equities Fund Class 1              913       (9,182)      (8,269)       2,993       87,257        (72,975)         9,006
Franklin Income Securities
 Fund                           692,203     (226,044)     466,159      117,423           --     (1,882,111)    (1,298,529)
Franklin Strategic Income VIP
 Fund                                --          (13)         (13)          --           --            (93)          (106)
Franklin Templeton VIP
 Founding Funds Allocations
 Fund Class 2                   107,678      (54,973)      52,705        5,958        5,888       (346,247)      (281,696)
Goldman Sachs Strategic
 Income Fund                        300         (113)         187           (1)          --           (543)          (357)
GS VIT Multi-Strategy Alt
 Port Advisor                       345         (120)         225           (7)          28         (1,233)          (987)
Invesco V.I. Balanced-Risk
 Allocation Fd                       --           (6)          (6)          --           --            (49)           (55)
Invesco VI American Franchise
 Fund Series II                      --      (10,023)     (10,023)      22,575        3,549          2,288         18,389
Invesco VI Comstock Fund
 Series II                      267,865     (241,293)      26,572      940,203       44,238     (2,215,435)    (1,204,422)
Invesco VI Growth and Income
 Fund Series II                 679,630     (406,469)     273,161    1,181,141    3,976,719     (6,649,175)    (1,218,154)
Ivy Funds VIP Asset Strategy         --          (18)         (18)          --           --           (538)          (556)
Lord Abbett Growth and Income
 Portfolio Class VC             139,665     (186,055)     (46,390)     835,962      597,877     (1,887,407)      (499,958)
Lord Abbett Mid Cap Stock
 Portfolio Class VC                 823       (1,278)        (455)      11,174        8,473        (25,854)        (6,662)
Lord Abbett Series Fund Bond
 Debenture Portfolio                907          (14)         893           --           --         (1,114)          (221)
Lord Abbett Series Fund Short
 Duration Portfolio                 957         (139)         818           --           --         (1,120)          (302)
Morgan Stanley UIF Global
 Infrastructure                     147          (97)          50          (20)         976         (2,819)        (1,813)
PIMCO Emerging Markets Bond
 Portfolio                           83          (14)          69           --          116           (548)          (363)
PIMCO Unconstrained Bond
 Portfolio                          339          (81)         258           (6)           3           (607)          (352)
Principal Diversified
 International Account Class 2    2,169       (1,565)         604         (543)          --         (2,485)        (2,424)
Principal Equity Income
 Account Class 2                  9,403       (6,785)       2,618       15,267           --        (42,945)       (25,060)
Principal Government & High
 Quality Bond Class 2                19          (10)           9           --            1            (17)            (7)
Principal Income Account
 Class 2                          4,091       (1,672)       2,419          694           --         (5,559)        (2,446)
Principal LargeCap Blend
 Account II Class 2                 373         (162)         211          685        8,282         (9,587)          (409)
Principal LargeCap Growth
 Account Class 2                     --         (268)        (268)         311           --            488            531
Principal Money Market
 Account Class 2                     --         (255)        (255)          (6)          --            (14)          (275)
Principal PVC MidCap Blend
 Acct Class 2                     3,704      (22,290)     (18,586)      51,927      141,445       (176,494)        (1,708)
Principal PVC Principal
 Capital Appreciation Account
 Class 2                             75       (3,251)      (3,176)         479        3,573           (647)           229
Principal Real Estate
 Securities Account Class 2         293         (319)         (26)       1,853          614         (2,207)           234
Principal SAM Balanced
 Portfolio Class 2              196,598     (120,876)      75,722       25,218      551,622       (850,233)      (197,671)
Principal SAM Conservative
 Balanced Portfolio Class 2       3,608       (1,989)       1,619          890        5,651        (11,192)        (3,032)
Principal SAM Conservative
 Growth Portfolio Class 2        13,238      (10,301)       2,937        5,488       41,900        (68,911)       (18,586)
Principal SAM Flexible Income
 Portfolio Class 2               18,030       (8,911)       9,119        3,561       13,025        (42,136)       (16,431)
Principal SAM Strategic
 Growth Portfolio Class 2         5,983       (4,678)       1,305          364       21,895        (33,628)       (10,064)
Principal Short-Term Income
 Account Class 2                  1,106         (687)         419           94           --           (931)          (418)
Principal SmallCap Growth
 Account II Class 2                  --           --           --           --           --             --             --
PVC SmallCap Blend Account
 Class 2                             46         (316)        (270)       6,187        4,973        (11,017)          (127)
SAST Aggressive Growth
 Portfolio Class 1                   --      (26,549)     (26,549)     101,727           --       (112,843)       (37,665)
SAST Aggressive Growth
 Portfolio Class 3                   --      (48,870)     (48,870)     212,918           --       (215,940)       (51,892)
SAST Alliance Growth
 Portfolio Class 1               12,164     (146,973)    (134,809)     662,576      926,275       (558,674)       895,368
SAST Alliance Growth
 Portfolio Class 3                   --     (118,371)    (118,371)     945,031      716,667       (819,915)       723,412
SAST American Funds Asset
 Allocation Portfolio Class 3   105,777     (116,935)     (11,158)     195,870      582,009       (808,976)       (42,255)
SAST American Funds Global
 Growth Portfolio Class 3       186,472     (334,287)    (147,815)   1,489,478    3,241,985     (3,476,300)     1,107,348
SAST American Funds Growth
 Portfolio Class 3              139,979     (249,313)    (109,334)   1,333,963    1,331,582     (1,791,822)       764,389
SAST American Funds
 Growth-Income Portfolio
 Class 3                        128,720     (194,484)     (65,764)     962,546      977,471     (1,922,604)       (48,351)
SAST Balanced Portfolio Class
 1                               50,206      (45,068)       5,138      163,347      213,453       (423,202)       (41,264)

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                 Increase
                                          Mortality and                   Net                     Net change   (decrease) in
                               Dividends   expense risk      Net       realized   Capital gain  in unrealized   net assets
                                 from          and        investment     gain     distributions  appreciation    resulting
                                mutual    administrative    income     (loss) on   from mutual  (depreciation)     from
Sub-accounts                     funds       charges        (loss)    investments     funds     of investments  operations
------------                   ---------- -------------- -----------  ----------- ------------- -------------- -------------
SAST Balanced Portfolio Class
 3                             $  187,528  $   (190,499) $    (2,971) $  373,073   $  913,100    $ (1,505,688) $   (222,486)
SAST Blue Chip Growth
 Portfolio Class 1                  2,554       (10,148)      (7,594)     63,209       11,127         (45,805)       20,937
SAST Blue Chip Growth
 Portfolio Class 3                 10,371       (86,706)     (76,335)    288,615       98,156        (177,346)      133,090
SAST Capital Growth Portfolio
 Class 1                              198        (3,944)      (3,746)     19,578       11,046         (17,928)        8,950
SAST Capital Growth Portfolio
 Class 3                               --       (38,900)     (38,900)    226,724       90,571        (184,579)       93,816
SAST Cash Management
 Portfolio Class 1                     --       (33,176)     (33,176)    (16,356)          --          11,677       (37,855)
SAST Cash Management
 Portfolio Class 3                     --      (116,005)    (116,005)    (61,348)          --          25,826      (151,527)
SAST Corporate Bond Portfolio
 Class 1                          116,602       (46,891)      69,711      62,315        9,120        (216,816)      (75,670)
SAST Corporate Bond Portfolio
 Class 3                        1,328,933      (580,843)     748,090     233,219      111,637      (2,200,216)   (1,107,270)
SA Legg Mason BW Large Cap
 Value Class 1                     70,774      (217,258)    (146,484)    439,622    2,161,281      (2,448,566)        5,853
SA Legg Mason BW Large Cap
 Value Class 3                     54,704      (358,803)    (304,099)    652,806    3,580,867      (3,993,343)      (63,769)
SAST Dogs of Wall Street
 Portfolio Class 1                 22,376       (19,612)       2,764     164,043       77,224        (238,041)        5,990
SAST Dogs of Wall Street
 Portfolio Class 3                 88,738       (82,662)       6,076     275,425      347,148        (609,464)       19,185
SAST Dynamic Allocation
 Portfolio Class 3              8,060,343   (11,529,446)  (3,469,103)  1,997,391    6,440,929     (59,994,746)  (55,025,529)
SAST Emerging Markets
 Portfolio Class 1                 23,472       (20,758)       2,714      16,568           --        (233,073)     (213,791)
SAST Emerging Markets
 Portfolio Class 3                111,914      (115,076)      (3,162)      5,785           --      (1,140,318)   (1,137,695)
SAST Equity Opportunities
 Portfolio Class 1                 11,208       (30,880)     (19,672)    222,927       83,656        (249,876)       37,035
SAST Equity Opportunities
 Portfolio Class 3                 10,959       (45,514)     (34,555)    192,840      129,828        (253,581)       34,532
SAST Foreign Value Portfolio
 Class 3                          485,079      (399,303)      85,776     748,148           --      (2,188,334)   (1,354,410)
SAST Fundamental Growth
 Portfolio Class 1                     --       (34,360)     (34,360)     90,591      385,454        (443,212)       (1,527)
SAST Fundamental Growth
 Portfolio Class 3                     --       (60,527)     (60,527)    321,113      634,032        (883,828)       10,790
SAST Global Bond Portfolio
 Class 1                               --       (17,321)     (17,321)    (42,213)       4,794           2,527       (52,213)
SAST Global Bond Portfolio
 Class 3                               --      (222,050)    (222,050)   (416,625)      65,811         (98,591)     (671,455)
SAST Global Equities
 Portfolio Class 1                 20,035       (22,521)      (2,486)     48,968        3,167         (87,762)      (38,113)
SAST Global Equities
 Portfolio Class 3                 25,212       (35,673)     (10,461)    109,216        4,847        (153,177)      (49,575)
SAST Growth Opportunities
 Portfolio Class 1                     --        (5,512)      (5,512)     20,277       42,805         (69,037)      (11,467)
SAST Growth Opportunities
 Portfolio Class 3                     --      (140,775)    (140,775)    573,304    1,148,701      (1,673,217)      (91,987)
SAST Growth-Income Portfolio
 Class 1                          134,884      (118,208)      16,676     348,790      288,669        (949,095)     (294,960)
SAST Growth-Income Portfolio
 Class 3                          140,869      (134,564)       6,305     235,369      344,918        (933,230)     (346,638)
SAST High-Yield Bond
 Portfolio Class 1                129,554       (39,184)      90,370      (6,261)          --        (216,597)     (132,488)
SAST High-Yield Bond
 Portfolio Class 3                392,703      (113,921)     278,782      43,747           --        (779,248)     (456,719)
SAST International
 Diversified Equities
 Portfolio Class 1                 49,335       (36,559)      12,776     (21,374)          --         (17,102)      (25,700)
SAST International
 Diversified Equities
 Portfolio Class 3                139,645      (124,027)      15,618     119,361           --        (201,723)      (66,744)
SAST International Growth and
 Income Portfolio Class 1          46,093       (27,118)      18,975       7,825           --         (70,723)      (43,923)
SAST International Growth and
 Income Portfolio Class 3         205,060      (141,663)      63,397     271,789           --        (569,747)     (234,561)
SAST Marsico Focused Growth
 Portfolio Class 3                     --       (90,848)     (90,848)    447,640      269,770        (703,010)      (76,448)
SAST MFS Massachusetts
 Investors Trust Portfolio
 Class 1                           22,488       (42,769)     (20,281)    239,245      126,902        (371,054)      (25,188)
SAST MFS Massachusetts
 Investors Trust Portfolio
 Class 3                          104,088      (263,307)    (159,219)    930,123      830,405      (1,863,908)     (262,599)
SAST MFS Total Return
 Portfolio Class 1                101,712       (68,221)      33,491     257,219           --        (363,066)      (72,356)
SAST MFS Total Return
 Portfolio Class 3                197,251      (139,691)      57,560     416,478           --        (668,726)     (194,688)
SAST Mid-Cap Growth Portfolio
 Class 1                               --       (30,909)     (30,909)    265,860      142,420        (329,604)       47,767
SAST Mid-Cap Growth Portfolio
 Class 3                               --      (109,379)    (109,379)    600,101      531,304        (893,989)      128,037
SAST Protected Asset
 Allocation SAST Portfolio
 Class 3                               --      (510,952)    (510,952)    142,442           --        (908,922)   (1,277,432)
SAST Real Estate Portfolio
 Class 1                           28,776       (24,404)       4,372      61,647      150,062        (211,427)        4,654
SAST Real Estate Portfolio
 Class 3                          196,067      (219,204)     (23,137)  1,216,708    1,214,021      (2,596,448)     (188,856)
SAST Small & Mid Cap Value
 Portfolio Class 3                 78,352      (393,961)    (315,609)    784,977    3,589,137      (5,890,152)   (1,831,647)
SAST Small Company Value
 Portfolio Class 3                  5,934      (161,631)    (155,697)    566,729      746,257      (2,092,428)     (935,139)
SAST SunAmerica Dynamic
 Strategy Portfolio Class 3     3,765,751    (7,116,387)  (3,350,636)  1,801,742      573,504     (34,452,024)  (35,427,414)
SAST Technology Portfolio
 Class 1                               --        (3,083)      (3,083)     12,933           --           6,913        16,763
SAST Technology Portfolio
 Class 3                               --       (32,310)     (32,310)    225,582           --         (39,164)      154,108
SAST Telecom Utility
 Portfolio Class 1                 41,967       (14,029)      27,938     100,836           --        (250,036)     (121,262)
SAST Telecom Utility
 Portfolio Class 3                 63,298       (20,874)      42,424      82,081           --        (312,671)     (188,166)
SAST Total Return Bond
 Portfolio Class 1                 19,793       (25,606)      (5,813)     24,699       39,066         (83,144)      (25,192)
SAST Total Return Bond
 Portfolio Class 3                433,700      (739,145)    (305,445)     41,710    1,104,131      (1,725,130)     (884,734)
SAST VCP Total Return
 Balanced Portfolio Class 3            --      (457,946)    (457,946)     20,200        9,187      (1,666,010)   (2,094,569)
SAST VCP Value Portfolio
 Class 3                           88,744      (530,795)    (442,051)    101,895           --      (1,579,243)   (1,919,399)
SST Allocation Balanced
 Portfolio Class 3                209,861      (254,523)     (44,662)    239,068    1,081,112      (1,763,710)     (488,192)
SST Allocation Growth
 Portfolio Class 3                 30,642       (37,906)      (7,264)    138,777           --        (216,177)      (84,664)
SST Allocation Moderate
 Growth Portfolio Class 3         132,534      (152,308)     (19,774)    151,743      769,057      (1,218,859)     (317,833)
SST Allocation Moderate
 Portfolio Class 3                186,194      (225,846)     (39,652)    184,864      990,211      (1,591,958)     (456,535)
SST Diversified Fixed Income
 Portfolio                            228           (28)         200          --           90            (450)         (160)
SST International Equity
 Portfolio                            447          (157)         290         (13)          --          (2,826)       (2,549)
SST Mid Cap Value Portfolio            68           (14)          54          (3)       3,694          (3,801)          (56)
SST Real Return Portfolio
 Class 3                          712,218      (282,054)     430,164     (91,455)          --        (877,744)     (539,035)
SST Stock Portfolio Class 3            --            (6)          (6)         --          347            (401)          (60)
VALIC Company I International
 Equities Index Fund                   --          (242)        (242)          4           --          (1,638)       (1,876)
VALIC Company I Mid Cap Index
 Fund                                  --          (295)        (295)         10           --          (6,336)       (6,621)
VALIC Company I Small Cap
 Index Fund                            --          (174)        (174)         16           --          (4,788)       (4,946)
VALIC Company I Stock Index
 Fund                                  --          (947)        (947)         (5)          --          (3,639)       (4,591)

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULES OF PORTFOLIO INVESTMENTS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  Value of
                                                 Net Asset Value Shares at     Cost of
Sub-accounts                            Shares      Per Share    Fair Value  Shares Held Level /(1)/
------------                           --------- --------------- ----------- ----------- ----------
American Funds Asset Allocation Fund
 Class 2                                 105,240     $20.45      $ 2,152,162 $ 1,970,493     1
American Funds Global Growth Fund
 Class 2                                 252,064      26.19        6,601,565   5,826,100     1
American Funds Global Growth Fund
 Class 4                                   7,065      26.16          184,810     182,141     1
American Funds Growth Fund Class 2       110,360      67.69        7,470,280   6,651,358     1
American Funds Growth-Income Fund
 Class 2                                 205,304      45.04        9,246,879   8,155,936     1
American Funds Insurance
 Series--Capital Income Builder            2,858       9.38           26,811      27,034     1
AMT Absolute Return Multi-Manager
 Fund Port S CL                            1,921       9.39           18,037      19,462     1
AST Asset Allocation Portfolio Class 1   254,450      14.04        3,573,374   3,530,965     1
AST Asset Allocation Portfolio Class 3   232,969      13.95        3,250,353   3,243,628     1
AST Capital Appreciation Portfolio
 Class 1                                 206,504      42.81        8,840,418   8,052,449     1
AST Capital Appreciation Portfolio
 Class 3                                 557,793      40.67       22,687,136  22,932,567     1
AST Government and Quality Bond
 Portfolio Class 1                       221,632      14.98        3,319,243   3,400,069     1
AST Government and Quality Bond
 Portfolio Class 3                     2,211,983      14.93       33,017,128  33,508,732     1
AST Growth Portfolio Class 1             128,429      26.63        3,419,780   2,810,829     1
AST Growth Portfolio Class 3             211,993      26.59        5,636,545   4,818,744     1
AST Natural Resources Portfolio Class
 1                                        57,151      14.75          842,874   1,428,215     1
AST Natural Resources Portfolio Class
 3                                       249,140      14.64        3,648,589   5,438,385     1
BlackRock Global Allocation V.I. Fund      2,512      13.04           32,756      35,878     1
Blackrock iShares Alt Strategies VI
 Fund                                      1,894       9.78           18,525      19,499     1
BlackRock iShares Dynamic Fixed
 Income V.I. Fund                          2,953       9.70           28,642      29,238     1
Columbia VP -Limited Duration Credit
 Fund Class 2                                736       9.30            6,847       6,876     1
Columbia VP Income Opportunities Fund
 Class 1                                  13,645       8.07          110,112     123,528     1
Columbia VP Marsico Focused Equities
 Fund Class 1                             31,005      15.94          494,224     522,256     1
Franklin Income Securities Fund          984,906      14.20       13,985,659  15,096,710     1
Franklin Strategic Income VIP Fund           853      10.21            8,713       8,806     1
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                475,002       6.75        3,206,266   3,393,209     1
Goldman Sachs Strategic Income Fund        2,403       9.24           22,203      22,747     1
GS VIT Multi-Strategy Alt Port Advisor     2,004       9.12           18,273      19,506     1
Invesco V.I. Balanced-Risk Allocation
 Fd                                          491      10.08            4,945       4,994     1
Invesco VI American Franchise Fund
 Series II                                13,088      55.85          730,947     516,139     1
Invesco VI Comstock Fund Series II       860,157      17.51       15,061,341  11,276,746     1
Invesco VI Growth and Income Fund
 Series II                             1,263,150      19.57       24,719,846  24,982,635     1
Ivy Funds VIP Asset Strategy               2,268       8.30           18,836      19,374     1
Lord Abbett Growth and Income
 Portfolio Class VC                      337,987      32.21       10,886,553   8,474,363     1
Lord Abbett Mid Cap Stock Portfolio
 Class VC                                  5,772      23.28          134,363      75,372     1
Lord Abbett Series Fund Bond
 Debenture Portfolio                       1,946      11.14           21,674      22,787     1
Lord Abbett Series Fund Short
 Duration Portfolio                        3,054      14.45           44,137      45,256     1
Morgan Stanley UIF Global
 Infrastructure                            2,070       7.05           14,595      17,414     1
PIMCO Emerging Markets Bond Portfolio      1,840      11.70           21,532      22,079     1
PIMCO Unconstrained Bond Portfolio         1,247       9.92           12,366      12,973     1
Principal Diversified International
 Account Class 2                           6,596      13.78           90,895     120,268     1
Principal Equity Income Account Class
 2                                        16,835      21.52          362,298     289,258     1
Principal Government & High Quality
 Bond Class 2                                 58      10.17              590         599     1
Principal Income Account Class 2           9,226      10.20           94,103      94,663     1
Principal LargeCap Growth Account
 Class 2                                     660      25.69           16,950      10,687     1
Principal Money Market Account Class 2        60       1.00               60          57     1
Principal PVC MidCap Blend Acct Class
 2                                        20,756      54.97        1,140,972     862,854     1
Principal PVC Principal Capital
 Appreciation Account Class 2              8,646      22.14          191,430     188,207     1
Principal Real Estate Securities
 Account Class 2                             530      22.29           11,805       7,667     1
Principal SAM Balanced Portfolio
 Class 2                                 459,737      14.55        6,689,179   7,067,228     1
Principal SAM Conservative Balanced
 Portfolio Class 2                         9,883      11.41          112,765     110,239     1
Principal SAM Conservative Growth
 Portfolio Class 2                        36,770      17.02          625,832     602,598     1
Principal SAM Flexible Income
 Portfolio Class 2                        37,596      12.17          457,545     451,746     1
Principal SAM Strategic Growth
 Portfolio Class 2                        15,411      18.50          285,106     300,848     1
Principal Short-Term Income Account
 Class 2                                  17,181       2.53           43,468      42,844     1
PVC SmallCap Blend Account Class 2         1,399      13.52           18,917      20,868     1
SAST Aggressive Growth Portfolio
 Class 1                                  88,080      16.01        1,410,490   1,043,282     1
SAST Aggressive Growth Portfolio
 Class 3                                 169,013      15.63        2,641,575   2,480,870     1
SAST Alliance Growth Portfolio Class 1   232,130      40.45        9,389,530   6,104,953     1
SAST Alliance Growth Portfolio Class 3   191,022      40.01        7,642,785   5,305,823     1
SAST American Funds Asset Allocation
 Portfolio Class 3                       592,609      13.05        7,731,233   7,606,181     1
SAST American Funds Global Growth
 Portfolio Class 3                     1,489,507      13.29       19,794,354  17,883,309     1
SAST American Funds Growth Portfolio
 Class 3                               1,040,741      14.43       15,020,937  11,936,647     1
SAST American Funds Growth-Income
 Portfolio Class 3                       884,152      13.63       12,051,004  10,105,464     1
SAST Balanced Portfolio Class 1          141,243      18.86        2,663,650   2,147,796     1
SAST Balanced Portfolio Class 3          627,103      18.77       11,771,824  10,752,072     1
SAST Blue Chip Growth Portfolio Class
 1                                        60,220      10.36          623,833     442,928     1
SAST Blue Chip Growth Portfolio Class
 3                                       533,536      10.27        5,478,558   4,534,666     1
SAST Capital Growth Portfolio Class 1     19,167      13.55          259,812     162,282     1

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                     Value of
                                                  Net Asset Value Shares at Fair   Cost of
Sub-accounts                             Shares      Per Share        Value      Shares Held  Level /(1)/
------------                           ---------- --------------- -------------- ------------ ----------
SAST Capital Growth Portfolio Class 3     162,723     $13.25       $  2,155,289  $  1,436,540     1
SAST Cash Management Portfolio Class 1    159,441      10.54          1,679,881     1,687,793     1
SAST Cash Management Portfolio Class 3    804,287      10.34          8,320,057     8,359,838     1
SAST Corporate Bond Portfolio Class 1     218,252      12.81          2,795,664     2,777,200     1
SAST Corporate Bond Portfolio Class 3   2,892,437      12.73         36,831,121    38,555,594     1
SA Legg Mason BW Large Cap Value
 Class 1                                  556,413      23.34         12,984,128    12,717,678     1
SA Legg Mason BW Large Cap Value
 Class 3                                  920,283      23.24         21,388,694    22,026,401     1
SAST Dogs of Wall Street Portfolio
 Class 1                                   92,660      12.45          1,153,271       867,406     1
SAST Dogs of Wall Street Portfolio
 Class 3                                  403,935      12.36          4,992,100     4,751,277     1
SAST Dynamic Allocation Portfolio
 Class 3                               69,371,352      11.87        823,329,030   831,556,421     1
SAST Emerging Markets Portfolio Class
 1                                        190,394       6.12          1,164,772     1,195,012     1
SAST Emerging Markets Portfolio Class
 3                                      1,076,183       6.04          6,496,842     7,679,877     1
SAST Equity Opportunities Portfolio
 Class 1                                   97,603      18.72          1,827,220       949,829     1
SAST Equity Opportunities Portfolio
 Class 3                                  155,448      18.66          2,899,953     2,451,869     1
SAST Foreign Value Portfolio Class 3    1,612,993      14.62         23,584,003    22,902,884     1
SAST Fundamental Growth Portfolio
 Class 1                                   92,247      22.15          2,043,328     1,842,252     1
SAST Fundamental Growth Portfolio
 Class 3                                  182,222      21.41          3,902,253     3,127,031     1
SAST Global Bond Portfolio Class 1         91,274      10.71            977,769     1,089,010     1
SAST Global Bond Portfolio Class 3      1,395,343      10.53         14,686,119    15,802,695     1
SAST Global Equities Portfolio Class 1     72,463      18.26          1,323,474     1,114,088     1
SAST Global Equities Portfolio Class 3    107,997      18.13          1,958,397     1,539,604     1
SAST Growth Opportunities Portfolio
 Class 1                                   40,774       7.95            324,344       318,467     1
SAST Growth Opportunities Portfolio
 Class 3                                1,091,300       7.56          8,253,438     8,356,031     1
SAST Growth-Income Portfolio Class 1      243,864      29.81          7,270,212     5,584,644     1
SAST Growth-Income Portfolio Class 3      288,583      29.68          8,564,119     7,708,260     1
SAST High-Yield Bond Portfolio Class 1    372,880       5.20          1,939,001     2,284,326     1
SAST High-Yield Bond Portfolio Class 3  1,424,479       5.17          7,363,770     8,113,954     1
SAST International Diversified
 Equities Portfolio Class 1               218,550       9.13          1,995,017     2,098,403     1
SAST International Diversified
 Equities Portfolio Class 3               790,261       9.07          7,168,739     7,182,442     1
SAST International Growth and Income
 Portfolio Class 1                        163,845       9.17          1,501,983     1,521,128     1
SAST International Growth and Income
 Portfolio Class 3                        888,481       9.18          8,159,577     7,105,760     1
SAST Marsico Focused Growth Portfolio
 Class 3                                  463,661      12.25          5,678,204     5,069,439     1
SAST MFS Massachusetts Investors
 Trust Portfolio Class 1                  122,511      20.66          2,531,453     1,780,888     1
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                  777,421      20.58         16,001,857    12,465,196     1
SAST MFS Total Return Portfolio Class
 1                                        213,417      18.76          4,004,049     3,292,384     1
SAST MFS Total Return Portfolio Class
 3                                        471,706      18.72          8,831,788     7,494,147     1
SAST Mid-Cap Growth Portfolio Class 1     106,521      17.01          1,811,710     1,270,160     1
SAST Mid-Cap Growth Portfolio Class 3     409,789      16.36          6,702,101     5,577,058     1
SAST Protected Asset Allocation SAST
 Portfolio Class 3                      4,699,182      12.22         57,444,451    57,692,994     1
SAST Real Estate Portfolio Class 1        103,613      14.93          1,547,296     1,251,122     1
SAST Real Estate Portfolio Class 3        816,487      14.81         12,095,343    11,220,353     1
SAST Small & Mid Cap Value Portfolio
 Class 3                                1,454,864      15.82         23,018,637    25,475,206     1
SAST Small Company Value Portfolio
 Class 3                                  458,226      21.10          9,666,779     8,690,260     1
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                     43,455,557      11.90        517,236,506   529,422,371     1
SAST Technology Portfolio Class 1          40,108       5.04            202,176       129,155     1
SAST Technology Portfolio Class 3         491,084       4.87          2,393,392     1,788,865     1
SAST Telecom Utility Portfolio Class 1     58,908      12.99            765,254       720,377     1
SAST Telecom Utility Portfolio Class 3     99,765      12.96          1,292,460     1,338,263     1
SAST Total Return Bond Portfolio
 Class 1                                  179,730       8.70          1,563,498     1,596,737     1
SAST Total Return Bond Portfolio
 Class 3                                5,351,656       8.62         46,105,534    47,880,598     1
SAST VCP Total Return Balanced
 Portfolio Class 3                      4,631,870      10.42         48,252,092    49,897,773     1
SAST VCP Value Portfolio Class 3        5,702,573      11.42         65,110,949    66,232,361     1
SST Allocation Balanced Portfolio
 Class 3                                1,422,111      11.06         15,729,098    16,580,125     1
SST Allocation Growth Portfolio Class
 3                                        171,012      12.53          2,143,024     1,863,599     1
SST Allocation Moderate Growth
 Portfolio Class 3                        792,799      11.96          9,483,878     9,005,616     1
SST Allocation Moderate Portfolio
 Class 3                                1,239,970      11.49         14,251,870    13,911,994     1
SST Diversified Fixed Income Portfolio      1,947      11.32             22,051        22,500     1
SST International Equity Portfolio          6,258       8.02             50,169        52,996     1
SST Mid Cap Value Portfolio                 1,418      15.40             21,838        25,639     1
SST Real Return Portfolio Class 3       1,965,945       9.28         18,236,549    19,498,844     1
SST Stock Portfolio Class 3                   208      23.81              4,940         5,341     1
VALIC Company I International
 Equities Index Fund                       14,756       6.45             95,176        96,814     1
VALIC Company I Mid Cap Index Fund          9,669      26.37            254,978       261,314     1
VALIC Company I Small Cap Index Fund        7,878      19.51            153,697       158,484     1
VALIC Company I Stock Index Fund           16,480      35.88            591,309       594,947     1

/(1)/Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                  Sub-accounts
                                 ------------------------------------------------------------------------------
                                                                                             American     AMT
                                  American     American   American                American     Funds   Absolute
                                   Funds        Funds      Funds     American      Funds     Insurance  Return
                                   Asset        Global     Global     Funds       Growth -   Series -   Multi-
                                 Allocation     Growth     Growth     Growth       Income     Capital   Manager
                                    Fund         Fund       Fund       Fund         Fund      Income     Fund
                                  Class 2      Class 2    Class 4    Class 2      Class 2     Builder  Port S CL
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                       $   17,907  $   (29,726) $  1,084 $   (73,971) $   (15,051)  $   139  $   (160)
   Net realized gain (loss)         107,917      422,857        14     646,367      487,869        --        96
   Capital gain distribution
    from mutual funds               183,033      713,977        --   1,747,282    1,485,978        --       184
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                    (297,154)    (678,786)    2,670  (1,845,415)  (1,935,553)     (223)   (1,425)
                                 ----------  -----------  -------- -----------  -----------   -------  --------
     Increase (decrease) in
       net assets resulting
       from operations               11,703      428,322     3,768     474,263       23,243       (84)   (1,305)
                                 ----------  -----------  -------- -----------  -----------   -------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
    sold                                 --       25,447   181,042      12,654       28,902    26,895   107,003
   Cost of units redeemed          (399,759)  (1,261,197)       --  (1,817,453)  (1,440,372)       --        --
   Net transfers                    (19,641)    (305,632)       --    (378,640)    (235,673)       --   (87,661)
   Contract maintenance charge      (16,350)     (27,570)       --     (31,377)     (33,173)       --        --
   Adjustments to net assets
    allocated to contracts in
    payout period                        --           --        --          --           --        --        --
                                 ----------  -----------  -------- -----------  -----------   -------  --------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions                (435,750)  (1,568,952)  181,042  (2,214,816)  (1,680,316)   26,895    19,342
                                 ----------  -----------  -------- -----------  -----------   -------  --------
Increase (decrease) in net
 assets                            (424,047)  (1,140,630)  184,810  (1,740,553)  (1,657,073)   26,811    18,037
Net assets at beginning of
 period                           2,576,209    7,742,208        --   9,210,839   10,903,964        --        --
                                 ----------  -----------  -------- -----------  -----------   -------  --------
Net assets at end of period      $2,152,162  $ 6,601,578  $184,810 $ 7,470,286  $ 9,246,891   $26,811  $ 18,037
                                 ==========  ===========  ======== ===========  ===========   =======  ========
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                       $   15,507  $   (26,437)       -- $   (66,276) $   (21,711)       --        --
   Net realized gain (loss)         103,100      640,638        --     642,437      863,031        --        --
   Capital gain distribution
    from mutual funds               128,615      846,570        --     468,078      555,403        --        --
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                    (130,365)  (1,408,297)       --    (413,484)    (398,963)       --        --
                                 ----------  -----------  -------- -----------  -----------   -------  --------
     Increase (decrease) in
       net assets resulting
       from operations              116,857       52,474        --     630,755      997,760        --        --
                                 ----------  -----------  -------- -----------  -----------   -------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
    sold                                 --       36,210        --      26,407       22,164        --        --
   Cost of units redeemed          (228,052)  (2,034,853)       --  (1,586,497)  (2,305,407)       --        --
   Net transfers                     (5,367)    (104,183)       --    (328,207)    (424,600)       --        --
   Contract maintenance charge      (15,145)     (31,692)       --     (36,007)     (37,377)       --        --
   Adjustments to net assets
    allocated to contracts in
    payout period                        --           --        --          --           --        --        --
                                 ----------  -----------  -------- -----------  -----------   -------  --------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions                (248,564)  (2,134,518)       --  (1,924,304)  (2,745,220)       --        --
                                 ----------  -----------  -------- -----------  -----------   -------  --------
Increase (decrease) in net
 assets                            (131,707)  (2,082,044)       --  (1,293,549)  (1,747,460)       --        --
Net assets at beginning of
 period                           2,707,916    9,824,252        --  10,504,388   12,651,424        --        --
                                 ----------  -----------  -------- -----------  -----------   -------  --------
Net assets at end of period      $2,576,209  $ 7,742,208        -- $ 9,210,839  $10,903,964        --        --
                                 ==========  ===========  ======== ===========  ===========   =======  ========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                              Sub-accounts
                                         -------------------------------------------------------------------------------------
                                                                                               AST         AST
                                                                                           Government  Government
                                         AST Asset   AST Asset   AST Capital  AST Capital  and Quality and Quality      AST
                                         Allocation  Allocation  Appreciation Appreciation    Bond        Bond        Growth
                                         Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                          Class 1     Class 3      Class 1      Class 3      Class 1     Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)          $   53,290  $   44,995  $  (142,737) $  (353,689) $     (632) $   (78,208) $  (36,195)
   Net realized gain (loss)                  94,432      45,586      361,643    1,350,313       3,770      (67,727)    269,913
   Capital gain distribution from
    mutual funds                            393,694     371,852    1,511,135    3,901,549      12,981      124,769     527,317
   Change in net unrealized
    appreciation (depreciation) of
    investments                            (656,082)   (582,355)  (1,078,111)  (3,340,229)    (49,784)    (382,871)   (786,619)
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
     Increase (decrease) in net
       assets resulting from
       operations                          (114,666)   (119,922)     651,930    1,557,944     (33,665)    (404,037)    (25,584)
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold             101,683     374,457      237,122      962,726         525    1,629,043       4,824
   Cost of units redeemed                  (603,134)   (603,068)  (1,346,913)  (3,010,910)   (453,077)  (3,484,329)   (771,890)
   Net transfers                              2,537     131,674     (121,118)     332,416     (42,343)     941,441     (59,045)
   Contract maintenance charge                 (959)    (14,728)      (2,710)    (128,763)     (1,084)    (263,177)     (1,225)
   Adjustments to net assets
    allocated to contracts in payout
    period                                    2,192          --        4,423          541         815           --          12
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions              (497,681)   (111,665)  (1,229,196)  (1,843,990)   (495,164)  (1,177,022)   (827,324)
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets          (612,347)   (231,587)    (577,266)    (286,046)   (528,829)  (1,581,059)   (852,908)
Net assets at beginning of period         4,185,721   3,481,940    9,417,684   22,973,199   3,848,072   34,598,415   4,272,688
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
Net assets at end of period              $3,573,374  $3,250,353  $ 8,840,418  $22,687,153  $3,319,243  $33,017,356  $3,419,780
                                         ==========  ==========  ===========  ===========  ==========  ===========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)          $   38,384  $   23,765  $  (141,158) $  (358,824) $   16,336  $    40,888  $  (41,529)
   Net realized gain (loss)                  79,243     163,094      352,072    1,775,834      (1,938)    (105,886)    164,588
   Capital gain distribution from
    mutual funds                            114,514     100,723    1,588,661    4,202,107          --           --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                 280     (85,373)    (631,659)  (2,690,771)    130,114    1,207,471     122,380
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
     Increase (decrease) in net
       assets resulting from
       operations                           232,421     202,209    1,167,916    2,928,346     144,512    1,142,473     245,439
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold               1,200     101,890       78,971      919,277      27,088    1,585,668      19,793
   Cost of units redeemed                  (287,127)   (643,702)  (1,035,266)  (3,894,969)   (430,364)  (3,352,222)   (415,497)
   Net transfers                            454,112       1,826      (63,475)  (1,181,585)   (181,491)    (100,934)    (82,467)
   Contract maintenance charge               (1,038)    (14,016)      (2,892)    (125,201)     (1,166)    (243,864)     (1,369)
   Adjustments to net assets
    allocated to contracts in payout
    period                                        1          --        6,169         (444)      5,295           --       3,844
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions               167,148    (554,002)  (1,016,493)  (4,282,922)   (580,638)  (2,111,352)   (475,696)
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets           399,569    (351,793)     151,423   (1,354,576)   (436,126)    (968,879)   (230,257)
Net assets at beginning of period         3,786,152   3,833,733    9,266,261   24,327,775   4,284,198   35,567,294   4,502,945
                                         ----------  ----------  -----------  -----------  ----------  -----------  ----------
Net assets at end of period              $4,185,721  $3,481,940  $ 9,417,684  $22,973,199  $3,848,072  $34,598,415  $4,272,688
                                         ==========  ==========  ===========  ===========  ==========  ===========  ==========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                            Sub-accounts
                                         ----------------------------------------------------------------------------------
                                                                                                     BlackRock
                                                          AST         AST                 Blackrock   iShares  Columbia VP -
                                             AST        Natural     Natural    BlackRock   iShares    Dynamic     Limited
                                           Growth      Resources   Resources     Global      Alt       Fixed     Duration
                                          Portfolio    Portfolio   Portfolio   Allocation Strategies  Income    Credit Fund
                                           Class 3      Class 1     Class 3    V.I. Fund   VI Fund   V.I. Fund    Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)          $   (71,614) $    1,697  $   (18,042)  $    11    $   419    $   510     $   (3)
   Net realized gain (loss)                  358,298    (273,765)  (1,120,208)       (3)        (7)        --         --
   Capital gain distribution from
    mutual funds                             802,033          --           --     1,936         --         --         --
   Change in net unrealized
    appreciation (depreciation) of
    investments                           (1,172,305)     18,321      108,433    (3,122)      (974)      (596)       (29)
                                         -----------  ----------  -----------   -------    -------    -------     ------
     Increase (decrease) in net
       assets resulting from
       operations                            (83,588)   (253,747)  (1,029,817)   (1,178)      (562)       (86)       (32)
                                         -----------  ----------  -----------   -------    -------    -------     ------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              310,662      12,249       83,703    27,900     10,103     28,735      6,840
   Cost of units redeemed                   (900,965)   (107,731)    (537,364)       --         --         --         --
   Net transfers                             128,246     (33,587)  (1,022,315)    6,033      8,984         (6)        39
   Contract maintenance charge               (20,364)       (460)     (26,799)       --         --         --         --
   Adjustments to net assets
    allocated to contracts in payout
    period                                        --         (92)          --        --         --         --         --
                                         -----------  ----------  -----------   -------    -------    -------     ------
     Increase (decrease) in net
       assets resulting from
       principal transactions               (482,421)   (129,621)  (1,502,775)   33,933     19,087     28,729      6,879
                                         -----------  ----------  -----------   -------    -------    -------     ------
Increase (decrease) in net assets           (566,009)   (383,368)  (2,532,592)   32,755     18,525     28,643      6,847
Net assets at beginning of period          6,202,555   1,226,242    6,181,181        --         --         --         --
                                         -----------  ----------  -----------   -------    -------    -------     ------
Net assets at end of period              $ 5,636,546  $  842,874  $ 3,648,589   $32,755    $18,525    $28,643     $6,847
                                         ===========  ==========  ===========   =======    =======    =======     ======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)          $   (81,577) $   (8,519) $   (49,044)       --         --         --         --
   Net realized gain (loss)                  374,567    (150,836)    (539,460)       --         --         --         --
   Capital gain distribution from
    mutual funds                                  --          --           --        --         --         --         --
   Change in net unrealized
    appreciation (depreciation) of
    investments                               48,562    (135,882)    (743,293)       --         --         --         --
                                         -----------  ----------  -----------   -------    -------    -------     ------
     Increase (decrease) in net
       assets resulting from
       operations                            341,552    (295,237)  (1,331,797)       --         --         --         --
                                         -----------  ----------  -----------   -------    -------    -------     ------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              154,995      22,933      132,650        --         --         --         --
   Cost of units redeemed                   (875,528)   (211,735)  (1,080,366)       --         --         --         --
   Net transfers                            (185,079)   (201,012)   2,137,794        --         --         --         --
   Contract maintenance charge               (23,713)       (576)     (33,195)       --         --         --         --
   Adjustments to net assets
    allocated to contracts in payout
    period                                        --          44           --        --         --         --         --
                                         -----------  ----------  -----------   -------    -------    -------     ------
     Increase (decrease) in net
       assets resulting from
       principal transactions               (929,325)   (390,346)   1,156,883        --         --         --         --
                                         -----------  ----------  -----------   -------    -------    -------     ------
Increase (decrease) in net assets           (587,773)   (685,583)    (174,914)       --         --         --         --
Net assets at beginning of period          6,790,328   1,911,825    6,356,095        --         --         --         --
                                         -----------  ----------  -----------   -------    -------    -------     ------
Net assets at end of period              $ 6,202,555  $1,226,242  $ 6,181,181        --         --         --         --
                                         ===========  ==========  ===========   =======    =======    =======     ======

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                           Sub-accounts
                                         -------------------------------------------------------------------------------
                                                                                            Franklin
                                                                                            Templeton
                                                                                               VIP
                                                       Columbia VP               Franklin   Founding    Goldman   GS VIT
                                          Columbia VP    Marsico      Franklin   Strategic    Funds      Sachs    Multi-
                                            Income       Focused       Income     Income   Allocations Strategic Strategy
                                         Opportunities   Equities    Securities     VIP       Fund      Income   Alt Port
                                         Fund Class 1  Fund Class 1     Fund       Fund      Class 2     Fund    Advisor
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  8,704     $  (8,269)  $   466,159   $  (13)  $   52,705   $   187  $   225
   Net realized gain (loss)                    (633)        2,993       117,423       --        5,958        (1)      (7)
   Capital gain distribution from
    mutual funds                              1,023        87,257            --       --        5,888        --       28
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (11,779)      (72,975)   (1,882,111)     (93)    (346,247)     (543)  (1,233)
                                           --------     ---------   -----------   ------   ----------   -------  -------
     Increase (decrease) in net
       assets resulting from
       operations                            (2,685)        9,006    (1,298,529)    (106)    (281,696)     (357)    (987)
                                           --------     ---------   -----------   ------   ----------   -------  -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  --        12,627       568,827       --      104,437    22,560   10,103
   Cost of units redeemed                    (7,461)      (89,279)   (1,003,486)      --     (231,382)       --       --
   Net transfers                             (5,328)      (20,003)      610,325    8,818      (96,066)       --    9,157
   Contract maintenance charge                 (807)       (2,837)     (113,766)      --      (21,814)       --       --
   Adjustments to net assets
    allocated to contracts in payout
    period                                       --            --            --       --           --        --       --
                                           --------     ---------   -----------   ------   ----------   -------  -------
     Increase (decrease) in net
       assets resulting from
       principal transactions               (13,596)      (99,492)       61,900    8,818     (244,825)   22,560   19,260
                                           --------     ---------   -----------   ------   ----------   -------  -------
Increase (decrease) in net assets           (16,281)      (90,486)   (1,236,629)   8,712     (526,521)   22,203   18,273
Net assets at beginning of period           126,394       584,710    15,222,288       --    3,732,787        --       --
                                           --------     ---------   -----------   ------   ----------   -------  -------
Net assets at end of period                $110,113     $ 494,224   $13,985,659   $8,712   $3,206,266   $22,203  $18,273
                                           ========     =========   ===========   ======   ==========   =======  =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $ (2,127)    $  (6,961)  $   482,482       --   $   45,884        --       --
   Net realized gain (loss)                    (357)       20,379       205,719       --       59,790        --       --
   Capital gain distribution from
    mutual funds                                 --        95,805            --       --        3,208        --       --
   Change in net unrealized
    appreciation (depreciation) of
    investments                               5,438       (45,731)     (347,115)      --      (49,823)       --       --
                                           --------     ---------   -----------   ------   ----------   -------  -------
     Increase (decrease) in net
       assets resulting from
       operations                             2,954        63,492       341,086       --       59,059        --       --
                                           --------     ---------   -----------   ------   ----------   -------  -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                  --            --     1,347,048       --      554,647        --       --
   Cost of units redeemed                    (4,471)     (111,557)     (870,824)      --     (545,130)       --       --
   Net transfers                              1,438       (42,288)    1,955,056       --     (265,479)       --       --
   Contract maintenance charge                 (880)       (2,983)     (104,024)      --      (26,091)       --       --
   Adjustments to net assets
    allocated to contracts in payout
    period                                       --            --            --       --           --        --       --
                                           --------     ---------   -----------   ------   ----------   -------  -------
     Increase (decrease) in net
       assets resulting from
       principal transactions                (3,913)     (156,828)    2,327,256       --     (282,053)       --       --
                                           --------     ---------   -----------   ------   ----------   -------  -------
Increase (decrease) in net assets              (959)      (93,336)    2,668,342       --     (222,994)       --       --
Net assets at beginning of period           127,353       678,046    12,553,946       --    3,955,781        --       --
                                           --------     ---------   -----------   ------   ----------   -------  -------
Net assets at end of period                $126,394     $ 584,710   $15,222,288       --   $3,732,787        --       --
                                           ========     =========   ===========   ======   ==========   =======  =======

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                            Sub-accounts
                                         ---------------------------------------------------------------------------------
                                                                                                                    Lord
                                                                                                                   Abbett
                                         Invesco V.I. Invesco VI               Invesco VI            Lord Abbett   Mid Cap
                                          Balanced-    American   Invesco VI   Growth and  Ivy Funds Growth and     Stock
                                             Risk     Franchise    Comstock      Income       VIP      Income     Portfolio
                                          Allocation     Fund        Fund         Fund       Asset    Portfolio     Class
                                              Fd      Series II   Series II    Series II   Strategy   Class VC       VC
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $   (6)   $ (10,023) $    26,572  $   273,161   $   (18) $   (46,390) $   (455)
   Net realized gain (loss)                     --       22,575      940,203    1,181,141        --      835,962    11,174
   Capital gain distribution from
    mutual funds                                --        3,549       44,238    3,976,719        --      597,877     8,473
   Change in net unrealized
    appreciation (depreciation) of
    investments                                (49)       2,288   (2,215,435)  (6,649,175)     (538)  (1,887,407)  (25,854)
                                            ------    ---------  -----------  -----------   -------  -----------  --------
     Increase (decrease) in net
       assets resulting from
       operations                              (55)      18,389   (1,204,422)  (1,218,154)     (556)    (499,958)   (6,662)
                                            ------    ---------  -----------  -----------   -------  -----------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              5,000        2,500      409,685      533,062        --      153,295       231
   Cost of units redeemed                       --      (22,972)  (1,406,635)  (2,793,405)       --   (1,861,757)  (18,651)
   Net transfers                                --      163,108      764,146      350,041    19,392       71,818       118
   Contract maintenance charge                  --       (3,815)    (128,209)    (201,240)       --      (86,711)     (496)
   Adjustments to net assets
    allocated to contracts in payout
    period                                      --           --          240           --        --           --        --
                                            ------    ---------  -----------  -----------   -------  -----------  --------
     Increase (decrease) in net
       assets resulting from
       principal transactions                5,000      138,821     (360,773)  (2,111,542)   19,392   (1,723,355)  (18,798)
                                            ------    ---------  -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets            4,945      157,210   (1,565,195)  (3,329,696)   18,836   (2,223,313)  (25,460)
Net assets at beginning of period               --      573,737   16,626,533   28,049,551        --   13,109,872   159,823
                                            ------    ---------  -----------  -----------   -------  -----------  --------
Net assets at end of period                 $4,945    $ 730,947  $15,061,338  $24,719,855   $18,836  $10,886,559  $134,363
                                            ======    =========  ===========  ===========   =======  ===========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                 --    $  (9,504) $   (65,952) $    (9,236)       --  $  (118,962) $   (662)
   Net realized gain (loss)                     --      117,670    1,340,702    1,735,028        --      872,510    13,907
   Capital gain distribution from
    mutual funds                                --           --           --    3,307,609        --           --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                 --      (70,720)     (81,680)  (2,779,921)       --       14,840     3,185
                                            ------    ---------  -----------  -----------   -------  -----------  --------
     Increase (decrease) in net
       assets resulting from
       operations                               --       37,446    1,193,070    2,253,480        --      768,388    16,430
                                            ------    ---------  -----------  -----------   -------  -----------  --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                 --       26,269      920,126      850,749        --      226,381       229
   Cost of units redeemed                       --     (161,182)  (1,745,735)  (2,738,771)       --   (1,449,201)  (21,074)
   Net transfers                                --      (24,251)    (456,524)  (1,257,796)       --     (774,837)   (4,085)
   Contract maintenance charge                  --       (3,263)    (121,864)    (193,863)       --      (89,094)     (520)
   Adjustments to net assets
    allocated to contracts in payout
    period                                      --           --         (108)          --        --           --        --
                                            ------    ---------  -----------  -----------   -------  -----------  --------
     Increase (decrease) in net
       assets resulting from
       principal transactions                   --     (162,427)  (1,404,105)  (3,339,681)       --   (2,086,751)  (25,450)
                                            ------    ---------  -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets               --     (124,981)    (211,035)  (1,086,201)       --   (1,318,363)   (9,020)
Net assets at beginning of period               --      698,718   16,837,568   29,135,752        --   14,428,235   168,843
                                            ------    ---------  -----------  -----------   -------  -----------  --------
Net assets at end of period                     --    $ 573,737  $16,626,533  $28,049,551        --  $13,109,872  $159,823
                                            ======    =========  ===========  ===========   =======  ===========  ========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                              Sub-accounts
                                         --------------------------------------------------------------------------------------
                                         Lord Abbett Lord Abbett                  PIMCO                   Principal   Principal
                                         Series Fund Series Fund     Morgan     Emerging      PIMCO      Diversified   Equity
                                            Bond        Short     Stanley UIF    Markets  Unconstrained International  Income
                                          Debenture   Duration       Global       Bond        Bond         Account     Account
                                          Portfolio   Portfolio  Infrastructure Portfolio   Portfolio      Class 2     Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $   893     $   818      $    50      $    69     $   258      $     604   $   2,618
   Net realized gain (loss)                     --          --          (20)          --          (6)          (543)     15,267
   Capital gain distribution from
    mutual funds                                --          --          976          116           3             --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (1,114)     (1,120)      (2,819)        (548)       (607)        (2,485)    (42,945)
                                           -------     -------      -------      -------     -------      ---------   ---------
     Increase (decrease) in net
       assets resulting from
       operations                             (221)       (302)      (1,813)        (363)       (352)        (2,424)    (25,060)
                                           -------     -------      -------      -------     -------      ---------   ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold             21,895      28,260        8,419       21,895       6,735          5,000       5,000
   Cost of units redeemed                       --          --           --           --          --             --     (59,476)
   Net transfers                                --      16,179        7,989           --       5,983             --          --
   Contract maintenance charge                  --          --           --           --          --           (135)       (989)
   Adjustments to net assets
    allocated to contracts in payout
    period                                      --          --           --           --          --             --          --
                                           -------     -------      -------      -------     -------      ---------   ---------
     Increase (decrease) in net
       assets resulting from
       principal transactions               21,895      44,439       16,408       21,895      12,718          4,865     (55,465)
                                           -------     -------      -------      -------     -------      ---------   ---------
Increase (decrease) in net assets           21,674      44,137       14,595       21,532      12,366          2,441     (80,525)
Net assets at beginning of period               --          --           --           --          --         88,454     442,824
                                           -------     -------      -------      -------     -------      ---------   ---------
Net assets at end of period                $21,674     $44,137      $14,595      $21,532     $12,366      $  90,895   $ 362,299
                                           =======     =======      =======      =======     =======      =========   =========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                 --          --           --           --          --      $     (60)  $   1,337
   Net realized gain (loss)                     --          --           --           --          --        (32,752)     66,252
   Capital gain distribution from
    mutual funds                                --          --           --           --          --             --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                 --          --           --           --          --         28,808     (14,021)
                                           -------     -------      -------      -------     -------      ---------   ---------
     Increase (decrease) in net
       assets resulting from
       operations                               --          --           --           --          --         (4,004)     53,568
                                           -------     -------      -------      -------     -------      ---------   ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                 --          --           --           --          --             --          --
   Cost of units redeemed                       --          --           --           --          --       (111,120)   (311,604)
   Net transfers                                --          --           --           --          --           (910)       (736)
   Contract maintenance charge                  --          --           --           --          --           (186)     (1,477)
   Adjustments to net assets
    allocated to contracts in payout
    period                                      --          --           --           --          --             --          --
                                           -------     -------      -------      -------     -------      ---------   ---------
     Increase (decrease) in net
       assets resulting from
       principal transactions                   --          --           --           --          --       (112,216)   (313,817)
                                           -------     -------      -------      -------     -------      ---------   ---------
Increase (decrease) in net assets               --          --           --           --          --       (116,220)   (260,249)
Net assets at beginning of period               --          --           --           --          --        204,674     703,073
                                           -------     -------      -------      -------     -------      ---------   ---------
Net assets at end of period                     --          --           --           --          --      $  88,454   $ 442,824
                                           =======     =======      =======      =======     =======      =========   =========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                         Sub-accounts
                                         ----------------------------------------------------------------------------
                                                                                                           Principal
                                         Principal                                             Principal      PVC
                                         Government            Principal  Principal Principal     PVC      Principal
                                           & High   Principal   LargeCap  LargeCap    Money     MidCap      Capital
                                          Quality    Income      Blend     Growth    Market      Blend    Appreciation
                                            Bond     Account   Account II  Account   Account     Acct       Account
                                          Class 2    Class 2    Class 2    Class 2   Class 2    Class 2     Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)           $     9   $   2,419   $    211  $   (268) $   (255) $  (18,586)  $  (3,176)
   Net realized gain (loss)                    --         694        685       311        (6)     51,927         479
   Capital gain distribution from
    mutual funds                                1          --      8,282        --        --     141,445       3,573
   Change in net unrealized
    appreciation (depreciation) of
    investments                               (17)     (5,559)    (9,587)      488       (14)   (176,494)       (647)
                                          -------   ---------   --------  --------  --------  ----------   ---------
     Increase (decrease) in net
       assets resulting from
       operations                              (7)     (2,446)      (409)      531      (275)     (1,708)        229
                                          -------   ---------   --------  --------  --------  ----------   ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                --          --         --        --        --          --          --
   Cost of units redeemed                      --     (13,962)        --      (537)  (99,212)   (164,612)    (27,605)
   Net transfers                                1          31    (33,388)       --        20          --      34,062
   Contract maintenance charge                 (2)       (363)       (27)      (36)     (187)     (5,393)       (773)
   Adjustments to net assets
    allocated to contracts in payout
    period                                     --          --         --        --        --          --          --
                                          -------   ---------   --------  --------  --------  ----------   ---------
     Increase (decrease) in net
       assets resulting from
       principal transactions                  (1)    (14,294)   (33,415)     (573)  (99,379)   (170,005)      5,684
                                          -------   ---------   --------  --------  --------  ----------   ---------
Increase (decrease) in net assets              (8)    (16,740)   (33,824)      (42)  (99,654)   (171,713)      5,913
Net assets at beginning of period             598     110,843     33,824    16,992    99,714   1,312,685     185,517
                                          -------   ---------   --------  --------  --------  ----------   ---------
Net assets at end of period               $   590   $  94,103   $     --  $ 16,950  $     60  $1,140,972   $ 191,430
                                          =======   =========   ========  ========  ========  ==========   =========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)           $   (29)  $   2,472   $   (216) $   (270) $ (1,716) $  (18,177)  $   1,647
   Net realized gain (loss)                   (54)      7,920      8,094     4,031        --      94,408      11,169
   Capital gain distribution from
    mutual funds                               --          --         --        --        --     110,759      29,713
   Change in net unrealized
    appreciation (depreciation) of
    investments                               235      (3,927)    (4,903)   (2,808)       --     (53,076)    (19,889)
                                          -------   ---------   --------  --------  --------  ----------   ---------
     Increase (decrease) in net
       assets resulting from
       operations                             152       6,465      2,975       953    (1,716)    133,914      22,640
                                          -------   ---------   --------  --------  --------  ----------   ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                --          --         --        --        --          --          --
   Cost of units redeemed                  (9,183)   (101,290)   (26,490)  (15,217)       --    (233,060)   (153,664)
   Net transfers                                1          31       (470)      (41)       (1)     46,721        (328)
   Contract maintenance charge                (12)       (525)       (89)      (70)     (748)     (5,684)     (1,002)
   Adjustments to net assets
    allocated to contracts in payout
    period                                     --          --         --        --        --          --          --
                                          -------   ---------   --------  --------  --------  ----------   ---------
     Increase (decrease) in net
       assets resulting from
       principal transactions              (9,194)   (101,784)   (27,049)  (15,328)     (749)   (192,023)   (154,994)
                                          -------   ---------   --------  --------  --------  ----------   ---------
Increase (decrease) in net assets          (9,042)    (95,319)   (24,074)  (14,375)   (2,465)    (58,109)   (132,354)
Net assets at beginning of period           9,640     206,162     57,898    31,367   102,179   1,370,794     317,871
                                          -------   ---------   --------  --------  --------  ----------   ---------
Net assets at end of period               $   598   $ 110,843   $ 33,824  $ 16,992  $ 99,714  $1,312,685   $ 185,517
                                          =======   =========   ========  ========  ========  ==========   =========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                           Sub-accounts
                                         -------------------------------------------------------------------------------
                                                                   Principal    Principal   Principal Principal Principal
                                          Principal   Principal       SAM          SAM         SAM       SAM     Short-
                                         Real Estate     SAM      Conservative Conservative Flexible  Strategic   Term
                                         Securities   Balanced      Balanced      Growth     Income    Growth    Income
                                           Account    Portfolio    Portfolio    Portfolio   Portfolio Portfolio  Account
                                           Class 2     Class 2      Class 2      Class 2     Class 2   Class 2   Class 2
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $   (26)  $    75,722    $  1,619     $  2,937   $  9,119  $  1,305   $   419
   Net realized gain (loss)                  1,853        25,218         890        5,488      3,561       364        94
   Capital gain distribution from
    mutual funds                               614       551,622       5,651       41,900     13,025    21,895        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (2,207)     (850,233)    (11,192)     (68,911)   (42,136)  (33,628)     (931)
                                           -------   -----------    --------     --------   --------  --------   -------
     Increase (decrease) in net
       assets resulting from
       operations                              234      (197,671)     (3,032)     (18,586)   (16,431)  (10,064)     (418)
                                           -------   -----------    --------     --------   --------  --------   -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                 --        20,000          --        5,000         --        --        --
   Cost of units redeemed                   (8,848)     (508,168)     (6,806)     (24,145)   (71,474)     (967)   (1,358)
   Net transfers                                56       (42,486)        374          588     (2,127)        1        25
   Contract maintenance charge                 (66)      (25,469)        (99)      (1,410)      (256)     (448)      (59)
   Adjustments to net assets
    allocated to contracts in payout
    period                                      --         2,044          --           --      1,250        --        --
                                           -------   -----------    --------     --------   --------  --------   -------
     Increase (decrease) in net
       assets resulting from
       principal transactions               (8,858)     (554,079)     (6,531)     (19,967)   (72,607)   (1,414)   (1,392)
                                           -------   -----------    --------     --------   --------  --------   -------
Increase (decrease) in net assets           (8,624)     (751,750)     (9,563)     (38,553)   (89,038)  (11,478)   (1,810)
Net assets at beginning of period           20,429     7,440,930     122,328      664,385    546,583   296,584    45,278
                                           -------   -----------    --------     --------   --------  --------   -------
Net assets at end of period                $11,805   $ 6,689,180    $112,765     $625,832   $457,545  $285,106   $43,468
                                           =======   ===========    ========     ========   ========  ========   =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $   (48)  $    58,037    $  1,388     $    325   $  9,951  $   (981)  $   (75)
   Net realized gain (loss)                    387       336,587       1,493       23,768      5,491    14,339        91
   Capital gain distribution from
    mutual funds                                --     1,085,136      10,659       85,788     32,269    48,105        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                              4,542    (1,099,184)     (8,438)     (72,950)   (24,793)  (43,663)     (260)
                                           -------   -----------    --------     --------   --------  --------   -------
     Increase (decrease) in net
       assets resulting from
       operations                            4,881       380,576       5,102       36,931     22,918    17,800      (244)
                                           -------   -----------    --------     --------   --------  --------   -------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                 --        49,186          --           --     47,765        --        --
   Cost of units redeemed                     (647)   (1,577,391)     (6,740)     (95,941)   (86,489)  (92,918)   (1,218)
   Net transfers                              (237)       48,067         370        1,244      4,188      (822)      470
   Contract maintenance charge                 (73)      (29,805)        (99)      (1,687)      (363)     (585)      (61)
   Adjustments to net assets
    allocated to contracts in payout
    period                                      --          (761)         --           --       (203)       --        --
                                           -------   -----------    --------     --------   --------  --------   -------
     Increase (decrease) in net
       assets resulting from
       principal transactions                 (957)   (1,510,704)     (6,469)     (96,384)   (35,102)  (94,325)     (809)
                                           -------   -----------    --------     --------   --------  --------   -------
Increase (decrease) in net assets            3,924    (1,130,128)     (1,367)     (59,453)   (12,184)  (76,525)   (1,053)
Net assets at beginning of period           16,505     8,571,058     123,695      723,838    558,767   373,109    46,331
                                           -------   -----------    --------     --------   --------  --------   -------
Net assets at end of period                $20,429   $ 7,440,930    $122,328     $664,385   $546,583  $296,584   $45,278
                                           =======   ===========    ========     ========   ========  ========   =======

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                         Sub-accounts
                                        ------------------------------------------------------------------------------
                                                                                                   SAST       SAST
                                                                                                 American   American
                                          PVC       SAST       SAST        SAST        SAST       Funds       Funds
                                        SmallCap Aggressive Aggressive   Alliance    Alliance     Asset      Global
                                         Blend     Growth     Growth      Growth      Growth    Allocation   Growth
                                        Account  Portfolio  Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
                                        Class 2   Class 1    Class 3      Class 1     Class 3    Class 3     Class 3
FOR THE YEAR ENDED DECEMBER 31,
 2015
FROM OPERATIONS:
   Net investment income (loss)           $(270)  $(26,549)   $(48,870)  $(134,809)  $(118,371)  $(11,158)  $(147,815)
   Net realized gain (loss)                6,187    101,727     212,918     662,576     945,031    195,870   1,489,478
   Capital gain distribution from
    mutual funds                           4,973         --          --     926,275     716,667    582,009   3,241,985
   Change in net unrealized
    appreciation (depreciation) of
    investments                         (11,017)  (112,843)   (215,940)   (558,674)   (819,915)  (808,976) (3,476,300)
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
      Increase (decrease) in net
       assets resulting from
       operations                          (127)   (37,665)    (51,892)     895,368     723,412   (42,255)   1,107,348
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold               --      1,489     202,301     104,349     162,458    701,488     571,932
   Cost of units redeemed                  (869)  (335,678)    (95,403) (1,395,095) (1,440,811)  (602,377) (2,360,328)
   Net transfers                              28      5,960   (692,650)    (82,903)     368,737    268,733   (893,526)
   Contract maintenance charge              (41)      (834)    (16,826)     (4,051)    (21,533)   (58,872)   (185,664)
   Adjustments to net assets
    allocated to contracts in payout
    period                                    --        466          --       5,563          --         --         352
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
      Increase (decrease) in net
       assets resulting from
       principal transactions              (882)  (328,597)   (602,578) (1,372,137)   (931,149)    308,972 (2,867,234)
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
Increase (decrease) in net assets        (1,009)  (366,262)   (654,470)   (476,769)   (207,737)    266,717 (1,759,886)
Net assets at beginning of period         19,926  1,776,752   3,296,044   9,866,299   7,850,551  7,504,535  21,554,249
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
Net assets at end of period              $18,917 $1,410,490  $2,641,574  $9,389,530  $7,642,814 $7,771,252 $19,794,363
                                        ======== ========== =========== =========== =========== ========== ===========
FOR THE YEAR ENDED DECEMBER 31,
 2014
FROM OPERATIONS:
   Net investment income (loss)           ($705)  $(28,806)   $(52,811)  $(145,293)  $(122,735)  $(30,525)  $(137,154)
   Net realized gain (loss)               15,769     70,490     737,478     399,513     916,703    418,286     955,689
   Capital gain distribution from
    mutual funds                              --         --          --          --          --    130,252     717,615
   Change in net unrealized
    appreciation (depreciation) of
    investments                         (16,277)   (75,665)   (731,852)     863,719     124,433  (279,449) (1,450,233)
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
      Increase (decrease) in net
       assets resulting from
       operations                        (1,213)   (33,981)    (47,185)   1,117,939     918,401    238,564      85,917
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold               --     14,588     169,509      75,859     630,132  1,276,005     967,586
   Cost of units redeemed               (37,700)  (233,514)   (433,941)   (924,188) (1,551,246)  (495,097) (1,488,167)
   Net transfers                           (403)   (34,489)   (833,569)   (156,906)    (62,630)    685,879     499,683
   Contract maintenance charge             (178)      (940)    (19,248)     (4,207)    (24,198)   (54,753)   (173,073)
   Adjustments to net assets
    allocated to contracts in payout
    period                                    --        463          --       8,836          --         --       (214)
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
      Increase (decrease) in net
       assets resulting from
       principal transactions           (38,281)  (253,892) (1,117,249) (1,000,606) (1,007,942)  1,412,034   (194,185)
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
Increase (decrease) in net assets       (39,494)  (287,873) (1,164,434)     117,333    (89,541)  1,650,598   (108,268)
Net assets at beginning of period         59,420  2,064,625   4,460,478   9,748,966   7,940,092  5,853,937  21,662,517
                                        -------- ---------- ----------- ----------- ----------- ---------- -----------
Net assets at end of period              $19,926 $1,776,752  $3,296,044  $9,866,299  $7,850,551 $7,504,535 $21,554,249
                                        ======== ========== =========== =========== =========== ========== ===========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                         -----------------------------------------------------------------------------------
                                                         SAST
                                            SAST       American
                                          American       Funds                                SAST        SAST       SAST
                                            Funds       Growth-       SAST        SAST      Blue Chip   Blue Chip   Capital
                                           Growth       Income      Balanced    Balanced     Growth      Growth     Growth
                                          Portfolio    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                           Class 3      Class 3      Class 1     Class 3     Class 1     Class 3    Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)          $  (109,334) $   (65,764) $    5,138  $    (2,971) $  (7,594) $  (76,335) $  (3,746)
   Net realized gain (loss)                1,333,963      962,546     163,347      373,073     63,209     288,615     19,578
   Capital gain distribution from
    mutual funds                           1,331,582      977,471     213,453      913,100     11,127      98,156     11,046
   Change in net unrealized
    appreciation (depreciation) of
    investments                           (1,791,822)  (1,922,604)   (423,202)  (1,505,688)   (45,805)   (177,346)   (17,928)
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
     Increase (decrease) in net
       assets resulting from
       operations                            764,389      (48,351)    (41,264)    (222,486)    20,937     133,090      8,950
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              747,453    1,377,768      12,475      327,933      3,250     477,456         --
   Cost of units redeemed                 (1,823,888)  (1,745,279)   (487,182)    (629,915)  (139,139)   (431,896)   (33,396)
   Net transfers                            (292,061)     251,641      49,196      392,334     29,118     (98,937)    47,862
   Contract maintenance charge              (111,807)     (82,154)     (1,125)    (102,629)      (267)    (39,041)       (82)
   Adjustments to net assets
    allocated to contracts in payout
    period                                       325          440         (29)          --         --          --         --
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
     Increase (decrease) in net
       assets resulting from
       principal transactions             (1,479,978)    (197,584)   (426,665)     (12,277)  (107,038)    (92,418)    14,384
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
Increase (decrease) in net assets           (715,589)    (245,935)   (467,929)    (234,763)   (86,101)     40,672     23,334
Net assets at beginning of period         15,736,526   12,296,939   3,131,578   12,034,582    709,934   5,437,879    236,478
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
Net assets at end of period              $15,020,937  $12,051,004  $2,663,649  $11,799,819  $ 623,833  $5,478,551  $ 259,812
                                         ===========  ===========  ==========  ===========  =========  ==========  =========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)          $  (146,188) $   (72,643) $   (4,498) $   (38,378) $ (10,168) $  (77,819) $  (4,344)
   Net realized gain (loss)                1,003,592      999,599     168,595      344,064     40,991     256,221     67,766
   Capital gain distribution from
    mutual funds                              82,441      102,706          --           --     30,032     239,077         --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                9,768      (52,956)    132,836      677,179      8,055      72,317    (43,767)
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
     Increase (decrease) in net
       assets resulting from
       operations                            949,613      976,706     296,933      982,865     68,910     489,796     19,655
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold            1,249,667      647,823      32,070      880,126      7,788     507,744        190
   Cost of units redeemed                 (1,091,266)  (1,115,317)   (449,520)    (807,595)   (91,923)   (479,069)  (104,435)
   Net transfers                             224,829      (52,159)    (52,858)     918,963     46,440      99,930    (35,353)
   Contract maintenance charge              (106,555)     (81,051)     (1,208)     (85,052)      (263)    (35,424)       (90)
   Adjustments to net assets
    allocated to contracts in payout
    period                                      (307)        (311)          2           --         --          --         --
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
     Increase (decrease) in net
       assets resulting from
       principal transactions                276,368     (601,015)   (471,514)     906,442    (37,958)     93,181   (139,688)
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
Increase (decrease) in net assets          1,225,981      375,691    (174,581)   1,889,307     30,952     582,977   (120,033)
Net assets at beginning of period         14,510,545   11,921,248   3,306,159   10,145,275    678,982   4,854,902    356,511
                                         -----------  -----------  ----------  -----------  ---------  ----------  ---------
Net assets at end of period              $15,736,526  $12,296,939  $3,131,578  $12,034,582  $ 709,934  $5,437,879  $ 236,478
                                         ===========  ===========  ==========  ===========  =========  ==========  =========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               Sub-accounts
                                         ---------------------------------------------------------------------------------------
                                            SAST                                  SAST        SAST        SA Legg      SA Legg
                                           Capital    SAST Cash    SAST Cash    Corporate   Corporate    Mason BW     Mason BW
                                           Growth     Management   Management     Bond        Bond       Large Cap    Large Cap
                                          Portfolio   Portfolio    Portfolio    Portfolio   Portfolio      Value        Value
                                           Class 3     Class 1      Class 3      Class 1     Class 3      Class 1      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)          $  (38,900) $   (33,176) $  (116,005) $   69,711  $   748,090  $  (146,484) $  (304,099)
   Net realized gain (loss)                 226,724      (16,356)     (61,348)     62,315      233,219      439,622      652,806
   Capital gain distribution from
    mutual funds                             90,571           --           --       9,120      111,637    2,161,281    3,580,867
   Change in net unrealized
    appreciation (depreciation) of
    investments                            (184,579)      11,677       25,826    (216,816)  (2,200,216)  (2,448,566)  (3,993,343)
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       operations                            93,816      (37,855)    (151,527)    (75,670)  (1,107,270)       5,853      (63,769)
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              57,747        1,888    1,421,170       6,375    1,992,749      257,415      674,214
   Cost of units redeemed                  (339,835)    (552,444)  (2,648,918)   (528,708)  (3,156,938)  (2,289,345)  (3,352,728)
   Net transfers                           (225,147)    (523,158)   2,808,108      49,867      931,323      (76,028)    (790,064)
   Contract maintenance charge              (15,991)      (1,260)     (49,926)       (712)    (333,062)      (4,428)    (141,152)
   Adjustments to net assets
    allocated to contracts in payout
    period                                       --           98           25       1,226           --        4,083           --
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       principal transactions              (523,226)  (1,074,876)   1,530,459    (471,952)    (565,928)  (2,108,303)  (3,609,730)
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets          (429,410)  (1,112,731)   1,378,932    (547,622)  (1,673,198)  (2,102,450)  (3,673,499)
Net assets at beginning of period         2,584,699    2,792,612    6,941,126   3,343,286   38,504,302   15,086,578   25,062,216
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period              $2,155,289  $ 1,679,881  $ 8,320,058  $2,795,664  $36,831,104  $12,984,128  $21,388,717
                                         ==========  ===========  ===========  ==========  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)          $  (40,795) $   (44,237) $  (130,235) $   71,040  $   691,715  $  (140,877) $  (294,045)
   Net realized gain (loss)                 201,145       (8,866)    (114,425)     50,149      353,643      560,469      912,068
   Capital gain distribution from
    mutual funds                                 --           --           --       9,236      102,600    1,353,358    2,274,642
   Change in net unrealized
    appreciation (depreciation) of
    investments                               1,044          689       70,484       8,072      278,941   (1,016,810)  (1,726,230)
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       operations                           161,394      (52,414)    (174,176)    138,497    1,426,899      756,140    1,166,435
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold               3,467       77,995    1,480,067      95,238    2,171,264       59,605    1,096,810
   Cost of units redeemed                  (366,359)    (434,541)  (2,656,242)   (273,290)  (3,399,419)  (1,567,708)  (3,262,804)
   Net transfers                            106,554      208,084      591,870      54,655    1,823,380     (553,060)    (587,093)
   Contract maintenance charge              (17,242)      (1,332)     (46,207)       (694)    (296,721)      (4,842)    (144,042)
   Adjustments to net assets
    allocated to contracts in payout
    period                                       --           97          (37)      1,259           --        5,199           --
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       principal transactions              (273,580)    (149,697)    (630,549)   (122,832)     298,504   (2,060,806)  (2,897,129)
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets          (112,186)    (202,111)    (804,725)     15,665    1,725,403   (1,304,666)  (1,730,694)
Net assets at beginning of period         2,696,885    2,994,723    7,745,851   3,327,621   36,778,899   16,391,244   26,792,910
                                         ----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period              $2,584,699  $ 2,792,612  $ 6,941,126  $3,343,286  $38,504,302  $15,086,578  $25,062,216
                                         ==========  ===========  ===========  ==========  ===========  ===========  ===========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                   -----------------------------------------------------------------------------------------
                                      SAST        SAST
                                     Dogs of     Dogs of       SAST         SAST        SAST
                                      Wall        Wall       Dynamic      Emerging    Emerging     SAST Equity   SAST Equity
                                     Street      Street     Allocation     Markets     Markets    Opportunities Opportunities
                                    Portfolio   Portfolio   Portfolio     Portfolio   Portfolio     Portfolio     Portfolio
                                     Class 1     Class 3     Class 3       Class 1     Class 3       Class 1       Class 3
FOR THE YEAR ENDED DECEMBER 31,
 2015
FROM OPERATIONS:
   Net investment income (loss)    $    2,764  $    6,076  $ (3,469,103) $    2,714  $    (3,162)  $  (19,672)   $  (34,555)
   Net realized gain (loss)           164,043     275,425     1,997,391      16,568        5,785      222,927       192,840
   Capital gain distribution
    from mutual funds                  77,224     347,148     6,440,929          --           --       83,656       129,828
   Change in net unrealized
    appreciation (depreciation)
    of investments                   (238,041)   (609,464)  (59,994,746)   (233,073)  (1,140,318)    (249,876)     (253,581)
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
     Increase (decrease) in net
       assets resulting from
       operations                       5,990      19,185   (55,025,529)   (213,791)  (1,137,695)      37,035        34,532
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold         1,200     348,141   185,695,607       3,115      234,598        6,760       230,282
   Cost of units redeemed            (199,009)   (963,728)  (23,990,020)    (99,625)    (971,670)    (375,379)     (327,544)
   Net transfers                      (53,560)    213,316    53,313,115      42,985      583,730      (20,727)      115,191
   Contract maintenance charge           (415)    (29,098)  (10,131,498)       (438)     (53,272)        (508)      (11,919)
   Adjustments to net assets
    allocated to contracts in
    payout period                          --          --            --         744           --           23            --
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions        (251,784)   (431,369)  204,887,204     (53,219)    (206,614)    (389,831)        6,010
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
Increase (decrease) in net
 assets                              (245,794)   (412,184)  149,861,675    (267,010)  (1,344,309)    (352,796)       40,542
Net assets at beginning of
 period                             1,399,065   5,404,275   673,465,249   1,431,782    7,841,166    2,180,016     2,859,405
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
Net assets at end of period        $1,153,271  $4,992,091  $823,326,924  $1,164,772  $ 6,496,857   $1,827,220    $2,899,947
                                   ==========  ==========  ============  ==========  ===========   ==========    ==========
FOR THE YEAR ENDED DECEMBER 31,
 2014
FROM OPERATIONS:
   Net investment income (loss)    $   (1,304) $   (7,937) $ (4,821,434) $   (5,560) $   (45,314)  $  (25,419)   $  (32,769)
   Net realized gain (loss)            85,041     334,612     1,208,898      75,493      193,492      195,377       124,374
   Capital gain distribution
    from mutual funds                  55,511     202,363     4,161,728          --           --           --            --
   Change in net unrealized
    appreciation (depreciation)
    of investments                    (18,012)   (124,287)   14,281,303    (185,516)    (769,477)      17,967       111,078
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
     Increase (decrease) in net
       assets resulting from
       operations                     121,236     404,751    14,830,495    (115,583)    (621,299)     187,925       202,683
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold         1,200   1,132,186   215,168,415          --      496,033           30       526,636
   Cost of units redeemed            (118,374)   (370,937)  (15,797,827)   (240,823)  (1,035,713)    (252,968)     (247,378)
   Net transfers                       92,323     580,908    74,733,125     (52,057)     573,212      (94,429)      222,434
   Contract maintenance charge           (393)    (25,150)   (6,575,929)       (564)     (56,023)        (520)      (10,813)
   Adjustments to net assets
    allocated to contracts in
    payout period                          --          --            --       2,583           --        6,313            --
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions         (25,244)  1,317,007   267,527,784    (290,861)     (22,491)    (341,574)      490,879
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
Increase (decrease) in net
 assets                                95,992   1,721,758   282,358,279    (406,444)    (643,790)    (153,649)      693,562
Net assets at beginning of
 period                             1,303,073   3,682,517   391,106,970   1,838,226    8,484,956    2,333,665     2,165,843
                                   ----------  ----------  ------------  ----------  -----------   ----------    ----------
Net assets at end of period        $1,399,065  $5,404,275  $673,465,249  $1,431,782  $ 7,841,166   $2,180,016    $2,859,405
                                   ==========  ==========  ============  ==========  ===========   ==========    ==========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                     Sub-accounts
                                 ------------------------------------------------------------------------------------
                                    SAST         SAST        SAST        SAST        SAST         SAST        SAST
                                   Foreign    Fundamental Fundamental   Global      Global       Global      Global
                                    Value       Growth      Growth       Bond        Bond       Equities    Equities
                                  Portfolio    Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                   Class 3      Class 1     Class 3     Class 1     Class 3      Class 1     Class 3
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                       $    85,776  $  (34,360) $  (60,527) $  (17,321) $  (222,050) $   (2,486) $  (10,461)
   Net realized gain (loss)          748,148      90,591     321,113     (42,213)    (416,625)     48,968     109,216
   Capital gain distribution
    from mutual funds                     --     385,454     634,032       4,794       65,811       3,167       4,847
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                   (2,188,334)   (443,212)   (883,828)      2,527      (98,591)    (87,762)   (153,177)
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
     Increase (decrease) in
       net assets resulting
       from operations            (1,354,410)     (1,527)     10,790     (52,213)    (671,455)    (38,113)    (49,575)
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
    sold                             488,985       9,541      10,098         288    1,279,109       1,075      38,767
   Cost of units redeemed         (2,827,713)   (384,759)   (587,315)   (293,757)  (1,157,337)   (177,342)   (415,589)
   Net transfers                     357,989      29,714     316,616      32,078      657,219       6,011     (38,120)
   Contract maintenance charge      (205,714)     (1,088)    (27,153)       (297)    (144,118)       (546)    (13,543)
   Adjustments to net assets
    allocated to contracts in
    payout period                        128         138          --         802           --          39          --
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions               (2,186,325)   (346,454)   (287,754)   (260,886)     634,873    (170,763)   (428,485)
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in net
 assets                           (3,540,735)   (347,981)   (276,964)   (313,099)     (36,582)   (208,876)   (478,060)
Net assets at beginning of
 period                           27,124,752   2,391,309   4,179,217   1,290,868   14,722,688   1,532,350   2,436,457
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of period      $23,584,017  $2,043,328  $3,902,253  $  977,769  $14,686,106  $1,323,474  $1,958,397
                                 ===========  ==========  ==========  ==========  ===========  ==========  ==========
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                       $  (152,599) $  (37,573) $  (66,296) $  (21,563) $  (214,838) $  (14,609) $  (25,740)
   Net realized gain (loss)          706,579      87,970     360,889     (20,894)    (188,756)     74,695     112,638
   Capital gain distribution
    from mutual funds                     --          --          --          --           --          --          --
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                   (2,948,563)     85,082     (69,147)     23,762       71,482     (16,272)    (32,127)
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
     Increase (decrease) in
       net assets resulting
       from operations            (2,394,583)    135,479     225,446     (18,695)    (332,112)     43,814      54,771
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units
    sold                             532,308      15,049      88,729      22,663    1,954,991       1,075     455,197
   Cost of units redeemed         (2,484,573)   (355,926)   (466,725)   (200,271)  (1,172,300)   (250,896)   (264,169)
   Net transfers                   2,048,344     (14,972)    (17,555)    (10,110)   1,004,662     (42,970)      7,786
   Contract maintenance charge      (195,991)     (1,238)    (29,774)       (326)    (125,157)       (644)    (13,746)
   Adjustments to net assets
    allocated to contracts in
    payout period                        152          11          --         849           --          36          --
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions                  (99,760)   (357,076)   (425,325)   (187,195)   1,662,196    (293,399)    185,068
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in net
 assets                           (2,494,343)   (221,597)   (199,879)   (205,890)   1,330,084    (249,585)    239,839
Net assets at beginning of
 period                           29,619,095   2,612,906   4,379,096   1,496,758   13,392,604   1,781,935   2,196,618
                                 -----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of period      $27,124,752  $2,391,309  $4,179,217  $1,290,868  $14,722,688  $1,532,350  $2,436,457
                                 ===========  ==========  ==========  ==========  ===========  ==========  ==========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                          Sub-accounts
                                   ------------------------------------------------------------------------------------------
                                                                                                        SAST         SAST
                                       SAST          SAST         SAST         SAST         SAST        High-    International
                                      Growth        Growth       Growth-      Growth-    High-Yield     Yield     Diversified
                                   Opportunities Opportunities   Income       Income        Bond        Bond       Equities
                                     Portfolio     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                      Class 1       Class 3      Class 1      Class 3     Class 1      Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31,
 2015
FROM OPERATIONS:
   Net investment income (loss)      $ (5,512)    $  (140,775) $    16,676  $    6,305  $    90,370  $  278,782   $   12,776
   Net realized gain (loss)            20,277         573,304      348,790     235,369       (6,261)     43,747      (21,374)
   Capital gain distribution
    from mutual funds                  42,805       1,148,701      288,669     344,918           --          --           --
   Change in net unrealized
    appreciation (depreciation)
    of investments                    (69,037)     (1,673,217)    (949,095)   (933,230)    (216,597)   (779,248)     (17,102)
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
     Increase (decrease) in net
       assets resulting from
       operations                     (11,467)        (91,987)    (294,960)   (346,638)    (132,488)   (456,719)     (25,700)
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold         7,048          79,310      104,897     458,828        8,400     588,232        3,726
   Cost of units redeemed             (34,505)       (786,393)    (844,830)   (418,055)    (724,308)   (522,845)    (406,630)
   Net transfers                       31,151         (88,199)     (46,100)    367,367     (125,516)    471,058      140,068
   Contract maintenance charge            (99)        (80,067)      (2,693)    (69,244)        (860)    (48,125)        (573)
   Adjustments to net assets
    allocated to contracts in
    payout period                         270              --        2,331          --          684          44          351
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions           3,865        (875,349)    (786,395)    338,896     (841,600)    488,364     (263,058)
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
Increase (decrease) in net
 assets                                (7,602)       (967,336)  (1,081,355)     (7,742)    (974,088)     31,645     (288,758)
Net assets at beginning of
 period                               331,946       9,220,794    8,351,567   8,571,846    2,913,089   7,332,113    2,283,775
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
Net assets at end of period          $324,344     $ 8,253,458  $ 7,270,212  $8,564,104  $ 1,939,001  $7,363,758   $1,995,017
                                     ========     ===========  ===========  ==========  ===========  ==========   ==========
FOR THE YEAR ENDED DECEMBER 31,
 2014
FROM OPERATIONS:
   Net investment income (loss)      $ (5,456)    $  (147,861) $   (21,409) $  (33,520) $    94,419  $  240,071   $    1,547
   Net realized gain (loss)            54,964         650,433      274,103     419,013      238,856     128,952        5,917
   Capital gain distribution
    from mutual funds                  39,468       1,285,762      292,224     303,331           --          --           --
   Change in net unrealized
    appreciation (depreciation)
    of investments                    (86,231)     (1,615,790)     387,823     243,733     (325,769)   (433,312)    (252,893)
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
     Increase (decrease) in net
       assets resulting from
       operations                       2,745         172,544      932,741     932,557        7,506     (64,289)    (245,429)
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold            --         101,669       35,164     878,777       42,209     439,230       28,743
   Cost of units redeemed             (87,792)       (849,534)    (690,367)   (339,512)    (802,974)   (656,155)    (184,721)
   Net transfers                      (10,263)       (145,436)     241,533    (205,692)    (305,248)    601,780       39,573
   Contract maintenance charge           (120)        (75,540)      (2,827)    (59,228)        (931)    (45,505)        (595)
   Adjustments to net assets
    allocated to contracts in
    payout period                          --              --          731          --          734          41          340
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions         (98,175)       (968,841)    (415,766)    274,345   (1,066,210)    339,391     (116,660)
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
Increase (decrease) in net
 assets                               (95,430)       (796,297)     516,975   1,206,902   (1,058,704)    275,102     (362,089)
Net assets at beginning of
 period                               427,376      10,017,091    7,834,592   7,364,944    3,971,793   7,057,011    2,645,864
                                     --------     -----------  -----------  ----------  -----------  ----------   ----------
Net assets at end of period          $331,946     $ 9,220,794  $ 8,351,567  $8,571,846  $ 2,913,089  $7,332,113   $2,283,775
                                     ========     ===========  ===========  ==========  ===========  ==========   ==========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                           Sub-accounts
                                   --------------------------------------------------------------------------------------------
                                       SAST          SAST          SAST         SAST       SAST MFS      SAST MFS
                                   International International International   Marsico   Massachusetts Massachusetts    SAST
                                    Diversified   Growth and    Growth and     Focused     Investors     Investors    MFS Total
                                     Equities       Income        Income       Growth        Trust         Trust       Return
                                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                      Class 3       Class 1       Class 3      Class 3      Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31,
 2015
FROM OPERATIONS:
   Net investment income (loss)     $    15,618   $   18,975    $    63,397  $  (90,848)  $  (20,281)   $  (159,219) $   33,491
   Net realized gain (loss)             119,361        7,825        271,789     447,640      239,245        930,123     257,219
   Capital gain distribution
    from mutual funds                        --           --             --     269,770      126,902        830,405          --
   Change in net unrealized
    appreciation (depreciation)
    of investments                     (201,723)     (70,723)      (569,747)   (703,010)    (371,054)    (1,863,908)   (363,066)
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
     Increase (decrease) in net
       assets resulting from
       operations                       (66,744)     (43,923)      (234,561)    (76,448)     (25,188)      (262,599)    (72,356)
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold         203,672       16,532        239,804     407,786       30,933        534,660      73,198
   Cost of units redeemed            (1,188,529)    (388,196)    (1,225,660)   (554,672)    (523,602)    (1,339,235)   (808,085)
   Net transfers                         68,310       55,264        (57,312)     48,238       38,102       (165,508)    (32,036)
   Contract maintenance charge          (37,722)        (587)       (60,294)    (43,687)        (847)      (141,872)     (1,658)
   Adjustments to net assets
    allocated to contracts in
    payout period                            --          854             --          --          645             --       1,089
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions          (954,269)    (316,133)    (1,103,462)   (142,335)    (454,769)    (1,111,955)   (767,492)
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
Increase (decrease) in net
 assets                              (1,021,013)    (360,056)    (1,338,023)   (218,783)    (479,957)    (1,374,554)   (839,848)
Net assets at beginning of
 period                               8,189,779    1,862,039      9,497,621   5,896,987    3,011,410     17,376,401   4,843,897
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
Net assets at end of period         $ 7,168,766   $1,501,983    $ 8,159,598  $5,678,204   $2,531,453    $16,001,847  $4,004,049
                                    ===========   ==========    ===========  ==========   ==========    ===========  ==========
FOR THE YEAR ENDED DECEMBER 31,
 2014
FROM OPERATIONS:
   Net investment income (loss)     $   (23,217)  $    5,244    $    (2,230) $  (88,406)  $  (26,099)   $  (199,810) $   27,666
   Net realized gain (loss)             201,402       10,428        491,942     298,572      127,772      1,033,483     191,371
   Capital gain distribution
    from mutual funds                        --           --             --     358,888      113,744        666,745          --
   Change in net unrealized
    appreciation (depreciation)
    of investments                   (1,092,681)    (244,047)    (1,607,828)    (50,757)      36,783        (34,878)    108,341
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
     Increase (decrease) in net
       assets resulting from
       operations                      (914,496)    (228,375)    (1,118,116)    518,297      252,200      1,465,540     327,378
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold         211,982        5,895        543,625     425,300       80,180        812,339      12,898
   Cost of units redeemed            (1,827,595)    (160,250)    (1,403,499)   (367,314)    (255,452)    (1,023,214)   (685,799)
   Net transfers                        632,838      (45,534)       554,532     (43,218)     161,595       (585,541)   (119,207)
   Contract maintenance charge          (42,395)        (701)       (66,332)    (41,183)        (971)      (132,097)     (1,874)
   Adjustments to net assets
    allocated to contracts in
    payout period                            --          915             --          --           56             --      24,857
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions        (1,025,170)    (199,675)      (371,674)    (26,415)     (14,592)      (928,513)   (769,125)
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
Increase (decrease) in net
 assets                              (1,939,666)    (428,050)    (1,489,790)    491,882      237,608        537,027    (441,747)
Net assets at beginning of
 period                              10,129,445    2,290,089     10,987,411   5,405,105    2,773,802     16,839,374   5,285,644
                                    -----------   ----------    -----------  ----------   ----------    -----------  ----------
Net assets at end of period         $ 8,189,779   $1,862,039    $ 9,497,621  $5,896,987   $3,011,410    $17,376,401  $4,843,897
                                    ===========   ==========    ===========  ==========   ==========    ===========  ==========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               Sub-accounts
                                         ---------------------------------------------------------------------------------------
                                                                                   SAST
                                                                                Protected                               SAST
                                          SAST MFS       SAST      SAST Mid-      Asset        SAST                    Small &
                                            Total       Mid-Cap       Cap       Allocation     Real      SAST Real     Mid Cap
                                           Return       Growth      Growth         SAST       Estate      Estate        Value
                                          Portfolio    Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                           Class 3      Class 1     Class 3      Class 3      Class 1     Class 3      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)          $    57,560  $  (30,909) $  (109,379) $  (510,952) $    4,372  $   (23,137) $  (315,609)
   Net realized gain (loss)                  416,478     265,860      600,101      142,442      61,647    1,216,708      784,977
   Capital gain distribution from
    mutual funds                                  --     142,420      531,304           --     150,062    1,214,021    3,589,137
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (668,726)   (329,604)    (893,989)    (908,922)   (211,427)  (2,596,448)  (5,890,152)
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       operations                           (194,688)     47,767      128,037   (1,277,432)      4,654     (188,856)  (1,831,647)
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              240,179      21,114      321,524   31,556,460      32,528      173,758      459,239
   Cost of units redeemed                 (1,236,459)   (519,598)    (861,560)    (828,903)   (171,901)  (1,297,437)  (2,538,482)
   Net transfers                             (98,184)     11,748        7,726    9,289,857      18,693     (541,309)     588,655
   Contract maintenance charge               (56,433)       (643)     (40,230)    (460,750)       (328)    (103,778)    (195,166)
   Adjustments to net assets
    allocated to contracts in payout
    period                                        89         316           --           --         403          110          111
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       principal transactions             (1,150,808)   (487,063)    (572,540)  39,556,664    (120,605)  (1,768,656)  (1,685,643)
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets         (1,345,496)   (439,296)    (444,503)  38,279,232    (115,951)  (1,957,512)  (3,517,290)
Net assets at beginning of period         10,177,283   2,251,006    7,146,608   19,165,139   1,663,247   14,052,885   26,535,945
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period              $ 8,831,787  $1,811,710  $ 6,702,105  $57,444,371  $1,547,296  $12,095,373  $23,018,655
                                         ===========  ==========  ===========  ===========  ==========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)          $    38,404  $  (33,729) $  (115,211) $  (124,616) $   (2,388) $   (70,730) $  (267,210)
   Net realized gain (loss)                  517,652     136,532      919,355       28,331      64,327    1,700,575    2,331,653
   Capital gain distribution from
    mutual funds                                  --     183,528      609,867          798     124,121    1,169,628    4,160,746
   Change in net unrealized
    appreciation (depreciation) of
    investments                              114,190     (83,399)    (760,396)     265,858     183,104      740,255   (4,305,373)
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       operations                            670,246     202,932      653,615      170,371     369,164    3,539,728    1,919,816
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              404,653      37,232      629,671    8,713,188      10,084      357,449      905,254
   Cost of units redeemed                 (1,888,520)   (223,464)  (1,044,435)    (273,632)   (151,636)  (1,366,153)  (3,126,891)
   Net transfers                            (368,719)    (10,805)    (587,272)   4,414,252      53,911   (2,588,871)  (1,406,833)
   Contract maintenance charge               (59,013)       (719)     (39,736)    (168,876)       (375)    (106,121)    (194,787)
   Adjustments to net assets
    allocated to contracts in payout
    period                                       (46)         --           --           --          --          (89)         105
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       principal transactions             (1,911,645)   (197,756)  (1,041,772)  12,684,932     (88,016)  (3,703,785)  (3,823,152)
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets         (1,241,399)      5,176     (388,157)  12,855,303     281,148     (164,057)  (1,903,336)
Net assets at beginning of period         11,418,682   2,245,830    7,534,765    6,309,836   1,382,099   14,216,942   28,439,281
                                         -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period              $10,177,283  $2,251,006  $ 7,146,608  $19,165,139  $1,663,247  $14,052,885  $26,535,945
                                         ===========  ==========  ===========  ===========  ==========  ===========  ===========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                             Sub-accounts
                                         ------------------------------------------------------------------------------------
                                            SAST          SAST                                                        SAST
                                            Small      SunAmerica                             SAST        SAST        Total
                                           Company      Dynamic        SAST       SAST       Telecom     Telecom     Return
                                            Value       Strategy    Technology Technology    Utility     Utility      Bond
                                          Portfolio    Portfolio    Portfolio  Portfolio    Portfolio   Portfolio   Portfolio
                                           Class 3      Class 3      Class 1    Class 3      Class 1     Class 3     Class 1
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)          $  (155,697) $ (3,350,636)  $ (3,083) $  (32,310) $   27,938  $   42,424  $   (5,813)
   Net realized gain (loss)                  566,729     1,801,742     12,933     225,582     100,836      82,081      24,699
   Capital gain distribution from
    mutual funds                             746,257       573,504         --          --          --          --      39,066
   Change in net unrealized
    appreciation (depreciation) of
    investments                           (2,092,428)  (34,452,024)     6,913     (39,164)   (250,036)   (312,671)    (83,144)
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
     Increase (decrease) in net
       assets resulting from
       operations                           (935,139)  (35,427,414)    16,763     154,108    (121,262)   (188,166)    (25,192)
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              320,538   131,742,152        130     230,362      20,814      89,207          --
   Cost of units redeemed                 (1,158,833)  (14,029,764)    (8,591)   (204,185)   (163,147)   (158,675)   (183,443)
   Net transfers                             346,319    40,629,702     (6,650)    283,336      (6,411)    113,097     (46,674)
   Contract maintenance charge               (88,660)   (6,457,100)       (73)     (8,212)       (287)     (7,337)       (512)
   Adjustments to net assets
    allocated to contracts in payout
    period                                        --            --         --          --          20          --          16
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions               (580,636)  151,884,990    (15,184)    301,301    (149,011)     36,292    (230,613)
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets         (1,515,775)  116,457,576      1,579     455,409    (270,273)   (151,874)   (255,805)
Net assets at beginning of period         11,182,570   400,778,579    200,597   1,937,982   1,035,527   1,444,334   1,819,304
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
Net assets at end of period              $ 9,666,795  $517,236,155   $202,176  $2,393,391  $  765,254  $1,292,460  $1,563,499
                                         ===========  ============   ========  ==========  ==========  ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)          $  (172,101) $ (2,955,102)  $ (2,621) $  (24,362) $   12,862  $   12,071  $   (3,919)
   Net realized gain (loss)                  979,336       654,309     18,064     138,904      23,839     135,512      14,540
   Capital gain distribution from
    mutual funds                             380,154        63,912         --          --          --          --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                           (1,353,187)   10,365,672     20,207     216,949      67,392     (13,540)     47,260
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
     Increase (decrease) in net
       assets resulting from
       operations                           (165,798)    8,128,791     35,650     331,491     104,093     134,043      57,881
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              430,709   163,574,287        105     237,143          --     145,552      44,422
   Cost of units redeemed                   (937,120)   (7,189,897)   (32,501)   (152,937)    (42,606)   (251,504)   (130,618)
   Net transfers                            (246,344)   66,453,125     35,549     195,208     (10,459)     39,893      38,886
   Contract maintenance charge               (86,776)   (3,709,021)       (67)     (6,797)       (292)     (6,760)       (555)
   Adjustments to net assets
    allocated to contracts in payout
    period                                        --            --         --          --          --          --          --
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
     Increase (decrease) in net
       assets resulting from
       principal transactions               (839,531)  219,128,494      3,086     272,617     (53,357)    (72,819)    (47,865)
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets         (1,005,329)  227,257,285     38,736     604,108      50,736      61,224      10,016
Net assets at beginning of period         12,187,899   173,521,294    161,861   1,333,874     984,791   1,383,110   1,809,288
                                         -----------  ------------   --------  ----------  ----------  ----------  ----------
Net assets at end of period              $11,182,570  $400,778,579   $200,597  $1,937,982  $1,035,527  $1,444,334  $1,819,304
                                         ===========  ============   ========  ==========  ==========  ==========  ==========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                         Sub-accounts
                                   ----------------------------------------------------------------------------------------
                                                 SAST VCP                                              SST
                                    SAST Total     Total                      SST         SST       Allocation      SST
                                      Return      Return      SAST VCP     Allocation  Allocation    Moderate    Allocation
                                       Bond      Balanced       Value       Balanced     Growth       Growth      Moderate
                                    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                     Class 3      Class 3      Class 3      Class 3     Class 3      Class 3      Class 3
FOR THE YEAR ENDED DECEMBER 31,
 2015
FROM OPERATIONS:
   Net investment income (loss)    $  (305,445) $  (457,946) $  (442,051) $   (44,662) $   (7,264) $   (19,774) $   (39,652)
   Net realized gain (loss)             41,710       20,200      101,895      239,068     138,777      151,743      184,864
   Capital gain distribution
    from mutual funds                1,104,131        9,187           --    1,081,112          --      769,057      990,211
   Change in net unrealized
    appreciation (depreciation)
    of investments                  (1,725,130)  (1,666,010)  (1,579,243)  (1,763,710)   (216,177)  (1,218,859)  (1,591,958)
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       operations                     (884,734)  (2,094,569)  (1,919,399)    (488,192)    (84,664)    (317,833)    (456,535)
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold      1,992,284   26,007,068   37,783,308      318,565      37,942      236,869      263,734
   Cost of units redeemed           (3,441,991)    (757,394)    (775,859)    (752,622)   (499,481)    (296,732)    (613,499)
   Net transfers                      (729,269)   8,802,666   13,461,081      185,887     148,539      229,535      482,732
   Contract maintenance charge        (468,880)    (413,451)    (469,820)    (133,413)    (27,962)     (98,081)    (123,764)
   Adjustments to net assets
    allocated to contracts in
    payout period                           83           --           --           --          --           --           --
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       principal transactions       (2,647,773)  33,638,889   49,998,710     (381,583)   (340,962)      71,591        9,203
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net
 assets                             (3,532,507)  31,544,320   48,079,311     (869,775)   (425,626)    (246,242)    (447,332)
Net assets at beginning of
 period                             49,638,015   16,707,629   17,031,578   16,598,874   2,568,649    9,730,120   14,699,201
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period        $46,105,508  $48,251,949  $65,110,889  $15,729,099  $2,143,023  $ 9,483,878  $14,251,869
                                   ===========  ===========  ===========  ===========  ==========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31,
 2014
FROM OPERATIONS:
   Net investment income (loss)    $  (232,532) $  (137,712) $    11,456  $   (40,531) $  (21,678) $   (48,736) $   (61,975)
   Net realized gain (loss)            (16,363)      11,801       42,378      135,420      29,075      147,899      227,986
   Capital gain distribution
    from mutual funds                       --      547,792      224,188    1,017,354          --           --      339,261
   Change in net unrealized
    appreciation (depreciation)
    of investments                   1,647,244      (25,165)     323,179     (563,877)     82,110      222,820        6,252
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       operations                    1,398,349      396,716      601,201      548,366      89,507      321,983      511,524
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold      3,449,277    8,671,044    8,785,408    1,764,802     263,069      380,271    1,154,699
   Cost of units redeemed           (2,886,572)    (173,106)    (181,134)    (570,205)    (42,585)    (349,874)    (816,602)
   Net transfers                       332,713    4,525,378    4,323,799    1,051,915      35,680      285,315       98,250
   Contract maintenance charge        (435,037)    (131,817)    (136,292)    (120,880)    (24,238)     (85,174)    (109,410)
   Adjustments to net assets
    allocated to contracts in
    payout period                           80           --           --           --          --           --           --
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
     Increase (decrease) in net
       assets resulting from
       principal transactions          460,461   12,891,499   12,791,781    2,125,632     231,926      230,538      326,937
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net
 assets                              1,858,810   13,288,215   13,392,982    2,673,998     321,433      552,521      838,461
Net assets at beginning of
 period                             47,779,205    3,419,414    3,638,596   13,924,876   2,247,216    9,177,599   13,860,740
                                   -----------  -----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period        $49,638,015  $16,707,629  $17,031,578  $16,598,874  $2,568,649  $ 9,730,120  $14,699,201
                                   ===========  ===========  ===========  ===========  ==========  ===========  ===========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                      Sub-accounts
                                   ---------------------------------------------------------------------------------
                                                                                                              VALIC
                                       SST                                                        VALIC      Company
                                   Diversified      SST         SST     SST Real       SST      Company I     I Mid
                                      Fixed    International  Mid Cap    Return       Stock   International    Cap
                                     Income       Equity       Value    Portfolio   Portfolio   Equities      Index
                                    Portfolio    Portfolio   Portfolio   Class 3     Class 3   Index Fund     Fund
FOR THE YEAR ENDED DECEMBER 31,
 2015
FROM OPERATIONS:
   Net investment income (loss)      $   200      $   290     $    54  $   430,164   $   (6)     $  (242)   $   (295)
   Net realized gain (loss)               --          (13)         (3)     (91,455)      --            4          10
   Capital gain distribution
    from mutual funds                     90           --       3,694           --      347           --          --
   Change in net unrealized
    appreciation (depreciation)
    of investments                      (450)      (2,826)     (3,801)    (877,744)    (401)      (1,638)     (6,336)
                                     -------      -------     -------  -----------   ------      -------    --------
     Increase (decrease) in net
       assets resulting from
       operations                       (160)      (2,549)        (56)    (539,035)     (60)      (1,876)     (6,621)
                                     -------      -------     -------  -----------   ------      -------    --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold        4,560       52,735      21,895      925,759    5,000       82,182     248,583
   Cost of units redeemed                 --           --          --   (1,030,199)      --           --        (397)
   Net transfers                      17,651          (17)         (1)     740,963       --       14,870      13,413
   Contract maintenance charge            --           --          --     (195,343)      --           --          --
   Adjustments to net assets
    allocated to contracts in
    payout period                         --           --          --           --       --           --          --
                                     -------      -------     -------  -----------   ------      -------    --------
     Increase (decrease) in net
       assets resulting from
       principal transactions         22,211       52,718      21,894      441,180    5,000       97,052     261,599
                                     -------      -------     -------  -----------   ------      -------    --------
Increase (decrease) in net
 assets                               22,051       50,169      21,838      (97,855)   4,940       95,176     254,978
Net assets at beginning of
 period                                   --           --          --   18,334,136       --           --          --
                                     -------      -------     -------  -----------   ------      -------    --------
Net assets at end of period          $22,051      $50,169     $21,838  $18,236,281   $4,940      $95,176    $254,978
                                     =======      =======     =======  ===========   ======      =======    ========
FOR THE YEAR ENDED DECEMBER 31,
 2014
FROM OPERATIONS:
   Net investment income (loss)           --           --          --  $  (264,961)      --           --          --
   Net realized gain (loss)               --           --          --      (31,624)      --           --          --
   Capital gain distribution
    from mutual funds                     --           --          --           --       --           --          --
   Change in net unrealized
    appreciation (depreciation)
    of investments                        --           --          --      291,930       --           --          --
                                     -------      -------     -------  -----------   ------      -------    --------
     Increase (decrease) in net
       assets resulting from
       operations                         --           --          --       (4,655)      --           --          --
                                     -------      -------     -------  -----------   ------      -------    --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold           --           --          --    1,503,536       --           --          --
   Cost of units redeemed                 --           --          --     (894,989)      --           --          --
   Net transfers                          --           --          --    1,591,872       --           --          --
   Contract maintenance charge            --           --          --     (160,141)      --           --          --
   Adjustments to net assets
    allocated to contracts in
    payout period                         --           --          --           --       --           --          --
                                     -------      -------     -------  -----------   ------      -------    --------
     Increase (decrease) in net
       assets resulting from
       principal transactions             --           --          --    2,040,278       --           --          --
                                     -------      -------     -------  -----------   ------      -------    --------
Increase (decrease) in net
 assets                                   --           --          --    2,035,623       --           --          --
Net assets at beginning of
 period                                   --           --          --   16,298,513       --           --          --
                                     -------      -------     -------  -----------   ------      -------    --------
Net assets at end of period               --           --          --  $18,334,136       --           --          --
                                     =======      =======     =======  ===========   ======      =======    ========

                            See accompanying notes.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   Sub-accounts
                                         -------------------------------
                                              VALIC
                                            Company I         VALIC
                                         Small Cap Index    Company I
                                              Fund       Stock Index Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $   (174)        $   (947)
   Net realized gain (loss)                       16               (5)
   Capital gain distribution from
    mutual funds                                  --               --
   Change in net unrealized
    appreciation (depreciation) of
    investments                               (4,788)          (3,639)
                                            --------         --------
     Increase (decrease) in net
       assets resulting from
       operations                             (4,946)          (4,591)
                                            --------         --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold              145,508          454,893
   Cost of units redeemed                       (397)            (406)
   Net transfers                              13,532          141,413
   Contract maintenance charge                    --               --
   Adjustments to net assets
    allocated to contracts in payout
    period                                        --               --
                                            --------         --------
     Increase (decrease) in net
       assets resulting from
       principal transactions                158,643          595,900
                                            --------         --------
Increase (decrease) in net assets            153,697          591,309
Net assets at beginning of period                 --               --
                                            --------         --------
Net assets at end of period                 $153,697         $591,309
                                            ========         ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                   --               --
   Net realized gain (loss)                       --               --
   Capital gain distribution from
    mutual funds                                  --               --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                   --               --
                                            --------         --------
     Increase (decrease) in net
       assets resulting from
       operations                                 --               --
                                            --------         --------
FROM CAPITAL TRANSACTIONS
   Net proceeds from units sold                   --               --
   Cost of units redeemed                         --               --
   Net transfers                                  --               --
   Contract maintenance charge                    --               --
   Adjustments to net assets
    allocated to contracts in payout
    period                                        --               --
                                            --------         --------
     Increase (decrease) in net
       assets resulting from
       principal transactions                     --               --
                                            --------         --------
Increase (decrease) in net assets                 --               --
Net assets at beginning of period                 --               --
                                            --------         --------
Net assets at end of period                       --               --
                                            ========         ========

                            See accompanying notes.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   FS Variable Separate Account of The United States Life Insurance Company in the City of New York (the "Separate Account") is a separate account of The United States Life Insurance Company in the City of New York (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   The Separate Account offers the following variable annuity products: FSA Advisor, FSA Polaris, FSA Polaris II, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum III, FSA Polaris Platinum O-Series, FSA Polaris Preferred Solution, FSA Polaris Retirement Protector and FSA WM Diversified Strategies III.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full service securities firms, and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

   The Separate Account is composed of a total of 134 variable portfolios of different classes (the "Sub-accounts"). Each of the Sub-accounts is invested solely in the shares of one of the following: (1) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty three currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the four currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"),
   (4) the sixteen currently available Class 2 investment portfolios of the Principal Variable Contract Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the one currently available Class 2 investment portfolio of the Columbia Funds Variable Series Trust II (the "Columbia Trust II"), (7) the six currently available Class 2 and Class 4 investment portfolios of American Funds Insurance Series (the "American Series"), (8) the four currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the three currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), (10) the nine currently available investment portfolios of the Seasons Series Trust (the "Seasons Trust"),

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)


   (11) the three currently available V.I. investment portfolios of the BlackRock Variable Series Funds, (12) the two currently available Strategic Income and VIT Mult-Strategy Alt investment portfolios of the Goldman Sachs Variable Insurance Trust, (13) the one currently available Class A investment portfolio of the Ivy Funds Variable Insurance Portfolios,
   (14) the one currently available Port S Class investment portfolio of the AMT Absolute Return Multi-Manager Trust, (15) the two currently available Class 1 and Class 2 investment portfolio of SA Legg Mason BW Trust, (16) the two currently available Class Adv. Investment portfolio of the PIMCO Variable Insurance Trust, (17) the one currently available investment portfolio of Morgan Stanley, or (18) the four currently available investment portfolios of the VALIC Company I.

   On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

   On November 10, 2014, AFIS - Capital Income Builder, IVY Funds VIP Asset Strategy, and Franklin Strategic Income VIP Fund, Columbia VP Emerging Markets Bond, Columbia VP Limited Duration Credit, Neuberger Berman AMT Absolute Return Multi-Manager Fund, Lord Abbett Short Duration Income Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Fundamental Equity Portfolio, UIF Global Infrastructure Portfolio, Goldman Sachs Multi-Strategy Alternatives Portfolio, Goldman Sachs Global Markets Navigator Fund, Goldman Sachs Strategic Income Fund, PIMCO Emerging Markets Bond Portfolio, PIMCO All Asset Portfolio, PIMCO Unconstrained Bond Portfolio, VALIC Company I Global Social Awareness Fund, VALIC Company I International Equities Index Fund, VALIC Company I Nasdaq-100 Index Fund, VALIC Company I Small Cap Index Fund, VALIC Company I Stock Index Fund commenced operations.

   The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

   Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



   day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table and the 1983 (a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2015 consist of investments in trusts, which are registered and open-end mutual funds that generally trade

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)



   daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2015 and for the year then ended. The Separate Account had no liabilities as of December 31, 2015. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2015, and indicating the levels of the fair value measurement based on the levels of the inputs used. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2015 is presented.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of the contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Advisor 1.52%; FSA Polaris 1.52%; FSA Polaris II 1.52%; FSA Polaris II A-Class Platinum Series 0.85%; FSA Polaris Advantage 1.65% or 1.90%; FSA Polaris Advantage II 1.30%, 1.55%, 1.90% or 2.15%, FSA Polaris Choice 1.52% or 1.72%; FSA Polaris Choice III 1.52% or 1.77%; FSA Polaris Choice IV 1.65% or 1.90%, FSA Polaris

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)



   Platinum III 1.30% or 1.55%, FSA Polaris Platinum O-Series 0.95% or 1.20%, FSA Polaris Preferred Solution 1.15%, 1.40%, 1.55%, or 1.80%; FSA Polaris Retirement Protector 1.30%, 1.55% or 1.80%, FSA WM Diversified Strategies III 1.55% or 1.70%, Polaris Select Investor, 1.10%, 1.35%, 1.40% or 1.70%.
   The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit.

   The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA Polaris II, FSA Polaris Advantage, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.25% to 0.65% of the contract value minus purchase payments received after the 90/th/ day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, and FSA Polaris Preferred Solution. The MarketLock for Two features is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, and FSA Polaris Preferred Solution. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, and FSA Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)



   after the first withdrawal and 0.65% for Income Rewards in years 0-7 and
   0.45 in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Advantage, FSA Polaris Platinum III, FSA Polaris II A-Class Platinum Series, and FSA Polaris Preferred Solution. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculate as the greater of purchase payments made in the first year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock Income Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, FSA Polaris Advantage, FSA Polaris II A-Class Platinum Series, and FSA Polaris Preferred Solution. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, FSA Polaris Choice IV, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, and FSA Polaris Preferred Solution. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)



   POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE: The optional Polaris Income Plus and Polaris Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Polaris Income Plus feature is offered in FSA Polaris Platinum III, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum O-Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Retirement Protector and FSA Polaris Preferred Solution. The Polaris Income Builder feature is offered in FSA Polaris Platinum III, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Advantage, FSA Polaris Advantage II, FSA and FSA Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and from 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of seven years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct any premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Proceeds from
Sub-accounts                                                    Cost of Purchases     Sales
------------                                                    ----------------- -------------
American Funds Asset Allocation Fund Class 2                       $  239,871      $  474,681
American Funds Global Growth Fund Class 2                             906,023       1,790,737
American Funds Global Growth Fund Class 4                             182,647             520
American Funds Growth Fund Class 2                                  1,984,244       2,525,754
American Funds Growth-Income Fund Class 2                           1,741,880       1,951,282
American Funds Insurance Series - Capital Income Builder               27,054              20
AMT Absolute Return Multi-Manager Fund Port S CL                      116,479          97,113
AST Asset Allocation Portfolio Class 1                                513,021         563,718
AST Asset Allocation Portfolio Class 3                              1,000,237         695,054
AST Capital Appreciation Portfolio Class 1                          1,554,510       1,415,308
AST Capital Appreciation Portfolio Class 3                          7,328,597       5,624,744
AST Government and Quality Bond Portfolio Class 1                     120,659         603,474
AST Government and Quality Bond Portfolio Class 3                   5,787,745       6,918,435
AST Growth Portfolio Class 1                                          561,333         897,534
AST Growth Portfolio Class 3                                        1,409,310       1,161,313
AST Natural Resources Portfolio Class 1                               174,455         302,380
AST Natural Resources Portfolio Class 3                               888,127       2,408,945
BlackRock Global Allocation V.I. Fund                                  36,336             456
Blackrock iShares Alt Strategies VI Fund                               19,728             222
BlackRock iShares Dynamic Fixed Income V.I. Fund                       29,261              23
Columbia VP -Limited Duration Credit Fund Class 2                       6,879               3
Columbia VP Income Opportunities Fund Class 1                          13,482          17,351
Columbia VP Marsico Focused Equities Fund Class 1                     121,466         141,969
Franklin Income Securities Fund                                     2,473,155       1,945,096
Franklin Strategic Income VIP Fund                                      8,817              12
Franklin Templeton VIP Founding Funds Allocations Fund Class 2        491,633         677,864
Goldman Sachs Strategic Income Fund                                    22,860             112
GS VIT Multi-Strategy Alt Port Advisor                                 19,678             166
Invesco V.I. Balanced-Risk Allocation Fd                                5,000               6
Invesco VI American Franchise Fund Series II                          189,936          57,588
Invesco VI Comstock Fund Series II                                  1,930,468       2,220,428
Invesco VI Growth and Income Fund Series II                         6,783,349       4,645,022
Ivy Funds VIP Asset Strategy                                           19,392              18
Lord Abbett Growth and Income Portfolio Class VC                    1,333,890       2,505,763
Lord Abbett Mid Cap Stock Portfolio Class VC                            9,883          20,663
Lord Abbett Series Fund Bond Debenture Portfolio                       22,802              14
Lord Abbett Series Fund Short Duration Portfolio                       45,384             128
Morgan Stanley UIF Global Infrastructure                               17,525              91
PIMCO Emerging Markets Bond Portfolio                                  22,093              14
PIMCO Unconstrained Bond Portfolio                                     13,129             151
Principal Diversified International Account Class 2                     7,169           1,699
Principal Equity Income Account Class 2                                14,392          67,239
Principal Government & High Quality Bond Class 2                           20              12
Principal Income Account Class 2                                        4,092          15,966
Principal LargeCap Blend Account II Class 2                             9,308          34,231
Principal LargeCap Growth Account Class 2                                  --             841
Principal Money Market Account Class 2                                     19          99,655
Principal PVC MidCap Blend Acct Class 2                               145,149         192,295
Principal PVC Principal Capital Appreciation Account Class 2           38,037          31,956
Principal Real Estate Securities Account Class 2                          961           9,232
Principal SAM Balanced Portfolio Class 2                            1,076,531       1,003,268
Principal SAM Conservative Balanced Portfolio Class 2                   9,586           8,847
Principal SAM Conservative Growth Portfolio Class 2                    60,159          35,288
Principal SAM Flexible Income Portfolio Class 2                        33,609          84,073
Principal SAM Strategic Growth Portfolio Class 2                       27,879           6,093
Principal Short-Term Income Account Class 2                             1,480           2,454
PVC SmallCap Blend Account Class 2                                     26,154          22,332
SAST Aggressive Growth Portfolio Class 1                                8,670         363,815
SAST Aggressive Growth Portfolio Class 3                            1,832,825       2,484,273
SAST Alliance Growth Portfolio Class 1                              1,012,690       1,593,361
SAST Alliance Growth Portfolio Class 3                              2,310,724       2,643,607
SAST American Funds Asset Allocation Portfolio Class 3              1,798,921         959,119
SAST American Funds Global Growth Portfolio Class 3                 4,955,679       4,728,752
SAST American Funds Growth Portfolio Class 3                        3,164,581       3,422,310
SAST American Funds Growth-Income Portfolio Class 3                 3,461,034       2,746,913
SAST Balanced Portfolio Class 1                                       354,195         562,268

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                             Proceeds from
Sub-accounts                                               Cost of Purchases     Sales
------------                                               ----------------- -------------
SAST Balanced Portfolio Class 3                              $  2,398,168     $ 1,528,310
SAST Blue Chip Growth Portfolio Class 1                            47,626         151,130
SAST Blue Chip Growth Portfolio Class 3                           856,038         926,628
SAST Capital Growth Portfolio Class 1                              60,327          38,664
SAST Capital Growth Portfolio Class 3                             531,178       1,002,734
SAST Cash Management Portfolio Class 1                            265,439       1,373,491
SAST Cash Management Portfolio Class 3                          6,079,595       4,665,141
SAST Corporate Bond Portfolio Class 1                             210,741         603,861
SAST Corporate Bond Portfolio Class 3                           6,670,975       6,377,158
SA Legg Mason BW Large Cap Value Class 1                        2,262,663       2,356,169
SA Legg Mason BW Large Cap Value Class 3                        4,784,215       5,117,201
SAST Dogs of Wall Street Portfolio Class 1                        159,805         331,601
SAST Dogs of Wall Street Portfolio Class 3                      1,217,836       1,295,974
SAST Dynamic Allocation Portfolio Class 3                     219,428,975      11,567,839
SAST Emerging Markets Portfolio Class 1                            63,151         113,656
SAST Emerging Markets Portfolio Class 3                         1,318,081       1,527,872
SAST Equity Opportunities Portfolio Class 1                       101,775         427,622
SAST Equity Opportunities Portfolio Class 3                       621,766         520,479
SAST Foreign Value Portfolio Class 3                            2,702,694       4,803,258
SAST Fundamental Growth Portfolio Class 1                         432,045         427,404
SAST Fundamental Growth Portfolio Class 3                       1,578,884       1,293,133
SAST Global Bond Portfolio Class 1                                 42,512         315,924
SAST Global Bond Portfolio Class 3                              3,098,663       2,620,016
SAST Global Equities Portfolio Class 1                             60,281         230,362
SAST Global Equities Portfolio Class 3                            149,311         583,409
SAST Growth Opportunities Portfolio Class 1                       102,511          61,353
SAST Growth Opportunities Portfolio Class 3                     2,088,220       1,955,666
SAST Growth-Income Portfolio Class 1                              570,273       1,051,324
SAST Growth-Income Portfolio Class 3                            1,613,804         923,670
SAST High-Yield Bond Portfolio Class 1                            415,160       1,166,390
SAST High-Yield Bond Portfolio Class 3                          1,624,541         857,385
SAST International Diversified Equities Portfolio Class 1         203,163         453,445
SAST International Diversified Equities Portfolio Class 3         925,581       1,864,261
SAST International Growth and Income Portfolio Class 1            140,276         437,434
SAST International Growth and Income Portfolio Class 3            817,426       1,857,512
SAST Marsico Focused Growth Portfolio Class 3                   1,689,934       1,653,341
SAST MFS Massachusetts Investors Trust Portfolio Class 1          187,540         535,689
SAST MFS Massachusetts Investors Trust Portfolio Class 3        2,049,348       2,490,065
SAST MFS Total Return Portfolio Class 1                           305,148       1,039,150
SAST MFS Total Return Portfolio Class 3                           815,147       1,908,393
SAST Mid-Cap Growth Portfolio Class 1                             200,244         575,796
SAST Mid-Cap Growth Portfolio Class 3                           1,522,451       1,673,070
SAST Protected Asset Allocation SAST Portfolio Class 3         40,501,946       1,456,156
SAST Real Estate Portfolio Class 1                                220,516         186,687
SAST Real Estate Portfolio Class 3                              4,805,346       5,383,147
SAST Small & Mid Cap Value Portfolio Class 3                    5,934,295       4,346,427
SAST Small Company Value Portfolio Class 3                      1,808,558       1,798,652
SAST SunAmerica Dynamic Strategy Portfolio Class 3            160,902,369      11,794,159
SAST Technology Portfolio Class 1                                   7,084          25,351
SAST Technology Portfolio Class 3                                 792,976         523,983
SAST Telecom Utility Portfolio Class 1                            211,892         332,966
SAST Telecom Utility Portfolio Class 3                            319,592         240,877
SAST Total Return Bond Portfolio Class 1                          102,882         300,242
SAST Total Return Bond Portfolio Class 3                        6,466,657       8,315,717
SAST VCP Total Return Balanced Portfolio Class 3               33,911,566         721,293
SAST VCP Value Portfolio Class 3                               50,618,479       1,061,761
SST Allocation Balanced Portfolio Class 3                       2,724,528       2,069,662
SST Allocation Growth Portfolio Class 3                           260,505         608,731
SST Allocation Moderate Growth Portfolio Class 3                1,526,983         706,109
SST Allocation Moderate Portfolio Class 3                       2,041,460       1,081,698
SST Diversified Fixed Income Portfolio                             22,524              24
SST International Equity Portfolio                                 53,180             171
SST Mid Cap Value Portfolio                                        25,656              14
SST Real Return Portfolio Class 3                               3,580,642       2,709,030
SST Stock Portfolio Class 3                                         5,347               5
VALIC Company I International Equities Index Fund                  97,232             422
VALIC Company I Mid Cap Index Fund                                262,009             705
VALIC Company I Small Cap Index Fund                              159,007             539
VALIC Company I Stock Index Fund                                  596,257           1,304

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
American Funds Asset Allocation Fund
 Class 2                                     0.85%            254       (17,717)      --      --    (17,463)
American Funds Asset Allocation Fund
 Class 2                                     0.95%              6          (203)      --      --       (197)
American Funds Asset Allocation Fund
 Class 2                                     1.20%            565          (413)      --      --        152
American Funds Global Growth Fund
 Class 2                                     0.85%            207        (5,210)      --      --     (5,003)
American Funds Global Growth Fund
 Class 2                                     0.95%            295        (1,442)      --      --     (1,147)
American Funds Global Growth Fund
 Class 2                                     1.20%            991        (1,102)      --      --       (111)
American Funds Global Growth Fund
 Class 2                                     1.52%          1,284       (36,712)      --      --    (35,428)
American Funds Global Growth Fund
 Class 2                                     1.72%          1,635        (5,983)      --      --     (4,348)
American Funds Global Growth Fund
 Class 4                                     1.20%         19,265            --       --      --     19,265
American Funds Growth Fund Class 2           0.85%             71        (6,032)      --      --     (5,961)
American Funds Growth Fund Class 2           0.95%            149          (839)      --      --       (690)
American Funds Growth Fund Class 2           1.20%            336          (392)      --      --        (56)
American Funds Growth Fund Class 2           1.52%          2,984       (59,120)      --      --    (56,136)
American Funds Growth Fund Class 2           1.72%          3,248       (11,481)      --      --     (8,233)
American Funds Growth-Income Fund
 Class 2                                     0.85%            354        (6,522)      --      --     (6,168)
American Funds Growth-Income Fund
 Class 2                                     0.95%            129          (389)      --      --       (260)
American Funds Growth-Income Fund
 Class 2                                     1.20%            561          (255)      --      --        306
American Funds Growth-Income Fund
 Class 2                                     1.52%          5,391       (53,754)      --      --    (48,363)
American Funds Growth-Income Fund
 Class 2                                     1.72%            396        (8,809)      --      --     (8,413)
American Funds Insurance
 Series--Capital Income Builder              1.10%          2,270            --       --      --      2,270
American Funds Insurance
 Series--Capital Income Builder              1.70%            533            --       --      --        533
AMT Absolute Return Multi-Manager
 Fund Port S CL                              1.10%         10,235       (10,235)      --      --         --
AMT Absolute Return Multi-Manager
 Fund Port S CL                              1.40%          1,928            --       --      --      1,928
AST Asset Allocation Portfolio Class 1       1.52%            638       (16,344)   2,452      --    (13,254)
AST Asset Allocation Portfolio Class 3       0.85%             34           (20)      --      --         14
AST Asset Allocation Portfolio Class 3       0.95%             47          (221)      --      --       (174)
AST Asset Allocation Portfolio Class 3       1.15%         11,221       (11,339)      --      --       (118)
AST Asset Allocation Portfolio Class 3       1.20%            689          (422)      --      --        267
AST Asset Allocation Portfolio Class 3       1.30%         13,794          (592)      --      --     13,202
AST Asset Allocation Portfolio Class 3       1.52%            864        (9,321)      --      --     (8,457)
AST Asset Allocation Portfolio Class 3       1.55%          5,293        (1,033)      --      --      4,260
AST Asset Allocation Portfolio Class 3       1.65%            265           (86)      --      --        179
AST Asset Allocation Portfolio Class 3       1.72%             --            (4)      --      --         (4)
AST Asset Allocation Portfolio Class 3       1.77%              3            (7)      --      --         (4)
AST Asset Allocation Portfolio Class 3       1.80%            308        (3,977)      --      --     (3,669)
AST Asset Allocation Portfolio Class 3       1.90%            149        (2,056)      --      --     (1,907)
AST Capital Appreciation Portfolio
 Class 1                                     1.52%          1,372       (16,182)   1,737      --    (13,073)
AST Capital Appreciation Portfolio
 Class 3                                     0.85%            137        (4,746)      --      --     (4,609)
AST Capital Appreciation Portfolio
 Class 3                                     0.95%            203        (1,276)      --      --     (1,073)
AST Capital Appreciation Portfolio
 Class 3                                     1.10%         13,756           (75)      --      --     13,681
AST Capital Appreciation Portfolio
 Class 3                                     1.15%          3,313          (738)      --      (6)     2,569
AST Capital Appreciation Portfolio
 Class 3                                     1.20%            550          (564)      --      --        (14)
AST Capital Appreciation Portfolio
 Class 3                                     1.40%          6,915          (853)      --      --      6,062
AST Capital Appreciation Portfolio
 Class 3                                     1.52%          8,510       (37,595)      --      --    (29,085)
AST Capital Appreciation Portfolio
 Class 3                                     1.55%         23,026       (15,234)      --      --      7,792
AST Capital Appreciation Portfolio
 Class 3                                     1.65%         47,671       (12,424)      --      --     35,247
AST Capital Appreciation Portfolio
 Class 3                                     1.70%             23            (1)      --      --         22
AST Capital Appreciation Portfolio
 Class 3                                     1.72%            212        (2,145)      --      --     (1,933)
AST Capital Appreciation Portfolio
 Class 3                                     1.77%            205        (4,097)      --      --     (3,892)
AST Capital Appreciation Portfolio
 Class 3                                     1.80%            674        (3,421)      --      --     (2,747)
AST Capital Appreciation Portfolio
 Class 3                                     1.90%          3,806        (4,845)      --      --     (1,039)
AST Capital Appreciation Portfolio
 Class 3                                     2.15%            461           (22)      --      --        439
AST Government and Quality Bond
 Portfolio Class 1                           1.52%          5,225       (27,464)      --    (861)   (23,100)
AST Government and Quality Bond
 Portfolio Class 3                           0.85%          1,495        (9,499)      --      --     (8,004)
AST Government and Quality Bond
 Portfolio Class 3                           0.95%          2,509        (4,208)      --      --     (1,699)
AST Government and Quality Bond
 Portfolio Class 3                           1.10%          4,472           (14)      --      --      4,458
AST Government and Quality Bond
 Portfolio Class 3                           1.15%          3,114        (2,958)      --      --        156
AST Government and Quality Bond
 Portfolio Class 3                           1.20%          1,638        (1,900)      --      --       (262)
AST Government and Quality Bond
 Portfolio Class 3                           1.30%        155,800       (76,465)      --      --     79,335
AST Government and Quality Bond
 Portfolio Class 3                           1.40%         10,641        (1,172)      --      --      9,469
AST Government and Quality Bond
 Portfolio Class 3                           1.52%         43,967      (142,360)      --      --    (98,393)
AST Government and Quality Bond
 Portfolio Class 3                           1.55%         97,618       (71,593)      --      --     26,025
AST Government and Quality Bond
 Portfolio Class 3                           1.65%         78,782       (50,497)      --      --     28,285
AST Government and Quality Bond
 Portfolio Class 3                           1.72%            600        (7,976)      --      --     (7,376)
AST Government and Quality Bond
 Portfolio Class 3                           1.77%          8,647       (39,982)      --      --    (31,335)
AST Government and Quality Bond
 Portfolio Class 3                           1.80%         13,559       (12,267)      --      --      1,292
AST Government and Quality Bond
 Portfolio Class 3                           1.90%         15,022       (14,318)      --      --        704
AST Government and Quality Bond
 Portfolio Class 3                           2.15%             69           (89)      --      --        (20)
AST Growth Portfolio Class 1                 1.52%            359       (16,814)      --     (25)   (16,480)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
AST Growth Portfolio Class 3                 0.85%             15         (756)      --      --        (741)
AST Growth Portfolio Class 3                 0.95%              8           (8)      --      --          --
AST Growth Portfolio Class 3                 1.15%            168         (122)      --      --          46
AST Growth Portfolio Class 3                 1.30%         26,132         (171)      --      --      25,961
AST Growth Portfolio Class 3                 1.40%             10          (16)      --      --          (6)
AST Growth Portfolio Class 3                 1.52%          1,380      (18,667)      --      --     (17,287)
AST Growth Portfolio Class 3                 1.55%          3,925          (27)      --      --       3,898
AST Growth Portfolio Class 3                 1.65%          4,306         (152)      --      --       4,154
AST Growth Portfolio Class 3                 1.72%             37       (1,338)      --      --      (1,301)
AST Growth Portfolio Class 3                 1.77%            115       (2,381)      --      --      (2,266)
AST Growth Portfolio Class 3                 1.80%            289          (43)      --      --         246
AST Growth Portfolio Class 3                 1.90%            703         (691)      --      --          12
AST Natural Resources Portfolio Class
 1                                           1.52%          4,825       (8,543)     238      --      (3,480)
AST Natural Resources Portfolio Class
 3                                           0.85%            347         (259)      --      --          88
AST Natural Resources Portfolio Class
 3                                           1.15%          3,843       (2,337)      --      --       1,506
AST Natural Resources Portfolio Class
 3                                           1.20%             --           (4)      --      --          (4)
AST Natural Resources Portfolio Class
 3                                           1.30%         13,526       (4,911)      --      --       8,615
AST Natural Resources Portfolio Class
 3                                           1.40%         12,279         (115)      --      --      12,164
AST Natural Resources Portfolio Class
 3                                           1.52%         16,256      (49,042)      --      --     (32,786)
AST Natural Resources Portfolio Class
 3                                           1.55%         13,464       (7,827)      --      --       5,637
AST Natural Resources Portfolio Class
 3                                           1.65%         13,422      (61,937)      --      --     (48,515)
AST Natural Resources Portfolio Class
 3                                           1.72%          1,232       (2,222)      --      --        (990)
AST Natural Resources Portfolio Class
 3                                           1.77%          2,058       (4,564)      --      --      (2,506)
AST Natural Resources Portfolio Class
 3                                           1.80%          4,483       (1,122)      --      --       3,361
AST Natural Resources Portfolio Class
 3                                           1.90%          9,393         (986)      --      --       8,407
BlackRock Global Allocation V.I. Fund        1.10%            606           --       --      --         606
BlackRock Global Allocation V.I. Fund        1.40%          2,853          (15)      --      --       2,838
Blackrock iShares Alt Strategies VI
 Fund                                        1.40%          1,917          (11)      --      --       1,906
BlackRock iShares Dynamic Fixed
 Income V.I. Fund                            1.10%          2,927           (1)      --      --       2,926
Columbia VP -Limited Duration Credit
 Fund Class 2                                1.10%            720           --       --      --         720
Columbia VP Income Opportunities Fund
 Class 1                                     1.52%             31         (526)      --      --        (495)
Columbia VP Income Opportunities Fund
 Class 1                                     1.72%             19          (44)      --      --         (25)
Columbia VP Income Opportunities Fund
 Class 1                                     1.77%             35          (86)      --      --         (51)
Columbia VP Marsico Focused Equities
 Fund Class 1                                1.52%          1,799       (6,737)      --      --      (4,938)
Columbia VP Marsico Focused Equities
 Fund Class 1                                1.72%             17         (230)      --      --        (213)
Columbia VP Marsico Focused Equities
 Fund Class 1                                1.77%             32         (102)      --      --         (70)
Franklin Income Securities Fund              0.85%            268       (3,760)      --      --      (3,492)
Franklin Income Securities Fund              0.95%            278         (258)      --      --          20
Franklin Income Securities Fund              1.10%            377          (15)      --      --         362
Franklin Income Securities Fund              1.15%          7,344       (4,709)      --      --       2,635
Franklin Income Securities Fund              1.20%          1,193         (647)      --      --         546
Franklin Income Securities Fund              1.30%         34,784      (17,985)      --      --      16,799
Franklin Income Securities Fund              1.40%          1,930           (1)      --      --       1,929
Franklin Income Securities Fund              1.52%          5,258      (51,081)      --      --     (45,823)
Franklin Income Securities Fund              1.55%         53,689      (22,418)      --      --      31,271
Franklin Income Securities Fund              1.65%         30,356      (17,652)      --      --      12,704
Franklin Income Securities Fund              1.77%          3,362      (12,388)      --      --      (9,026)
Franklin Income Securities Fund              1.80%          5,144       (3,310)      --      --       1,834
Franklin Income Securities Fund              1.90%          5,116      (11,360)      --      --      (6,244)
Franklin Strategic Income VIP Fund           1.10%            931           --       --      --         931
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    0.85%             18          (39)      --      --         (21)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.15%            689       (2,281)      --      --      (1,592)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.30%          5,259         (412)      --      --       4,847
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.52%          4,014      (43,947)      --      --     (39,933)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.55%         11,136       (1,438)      --      --       9,698
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.65%          3,697          (96)      --      --       3,601
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.77%            489       (2,886)      --      --      (2,397)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.80%          5,021         (136)      --      --       4,885
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.90%            964         (837)      --      --         127
Goldman Sachs Strategic Income Fund          1.10%          2,343           --       --      --       2,343
GS VIT Multi-Strategy Alt Port Advisor       1.40%          2,030           (6)      --      --       2,024
Invesco V.I. Balanced-Risk Allocation
 Fd                                          1.70%            549           --       --      --         549
Invesco VI American Franchise Fund
 Series II                                   0.85%             30          (86)      --      --         (56)
Invesco VI American Franchise Fund
 Series II                                   1.15%          1,371          (42)      --      --       1,329
Invesco VI American Franchise Fund
 Series II                                   1.30%          2,710         (182)      --      --       2,528
Invesco VI American Franchise Fund
 Series II                                   1.52%             15         (667)      --      --        (652)
Invesco VI American Franchise Fund
 Series II                                   1.55%             31         (358)      --      --        (327)
Invesco VI American Franchise Fund
 Series II                                   1.65%          5,783         (196)      --      --       5,587
Invesco VI American Franchise Fund
 Series II                                   1.72%             13          (46)      --      --         (33)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
Invesco VI American Franchise Fund
 Series II                                   1.77%             29          (649)    --       --        (620)
Invesco VI American Franchise Fund
 Series II                                   1.90%            193          (545)    --       --        (352)
Invesco VI Comstock Fund Series II           0.85%          2,370        (3,535)    --       --      (1,165)
Invesco VI Comstock Fund Series II           0.95%          1,788        (1,972)    --       --        (184)
Invesco VI Comstock Fund Series II           1.10%          2,567            (4)    --       --       2,563
Invesco VI Comstock Fund Series II           1.15%          1,248          (340)    --      (12)        896
Invesco VI Comstock Fund Series II           1.20%          2,218          (552)    --       --       1,666
Invesco VI Comstock Fund Series II           1.30%         27,434       (18,004)    --       --       9,430
Invesco VI Comstock Fund Series II           1.40%          4,380          (526)    --       --       3,854
Invesco VI Comstock Fund Series II           1.52%         14,671       (47,888)    --       --     (33,217)
Invesco VI Comstock Fund Series II           1.55%         28,295       (17,633)    --       --      10,662
Invesco VI Comstock Fund Series II           1.65%          8,293        (2,834)    --       --       5,459
Invesco VI Comstock Fund Series II           1.72%            406        (4,063)    --       --      (3,657)
Invesco VI Comstock Fund Series II           1.77%          8,545       (17,692)    --       --      (9,147)
Invesco VI Comstock Fund Series II           1.80%          2,889        (2,916)    --       --         (27)
Invesco VI Comstock Fund Series II           1.90%         10,869        (5,130)    --       --       5,739
Invesco VI Comstock Fund Series II           2.15%             52           (21)    --       --          31
Invesco VI Growth and Income Fund
 Series II                                   0.85%          1,903        (5,610)    --       --      (3,707)
Invesco VI Growth and Income Fund
 Series II                                   0.95%          1,513        (2,171)    --       --        (658)
Invesco VI Growth and Income Fund
 Series II                                   1.10%          2,508            (4)    --       --       2,504
Invesco VI Growth and Income Fund
 Series II                                   1.15%          1,524          (447)    --       --       1,077
Invesco VI Growth and Income Fund
 Series II                                   1.20%          2,027          (810)    --       --       1,217
Invesco VI Growth and Income Fund
 Series II                                   1.30%         31,920       (28,754)    --       --       3,166
Invesco VI Growth and Income Fund
 Series II                                   1.40%          2,345          (730)    --       --       1,615
Invesco VI Growth and Income Fund
 Series II                                   1.52%         25,542      (109,077)    --       --     (83,535)
Invesco VI Growth and Income Fund
 Series II                                   1.55%         32,491       (20,423)    --       --      12,068
Invesco VI Growth and Income Fund
 Series II                                   1.65%         11,162        (6,952)    --       --       4,210
Invesco VI Growth and Income Fund
 Series II                                   1.72%            760        (9,588)    --       --      (8,828)
Invesco VI Growth and Income Fund
 Series II                                   1.77%         10,205       (31,583)    --       --     (21,378)
Invesco VI Growth and Income Fund
 Series II                                   1.80%          3,024        (4,143)    --       --      (1,119)
Invesco VI Growth and Income Fund
 Series II                                   1.90%         13,448        (9,183)    --       --       4,265
Invesco VI Growth and Income Fund
 Series II                                   2.15%            771           (39)    --       --         732
Ivy Funds VIP Asset Strategy                 1.10%          2,089            --     --       --       2,089
Lord Abbett Growth and Income
 Portfolio Class VC                          0.85%            279        (1,868)    --       --      (1,589)
Lord Abbett Growth and Income
 Portfolio Class VC                          0.95%            109          (113)    --       --          (4)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.15%            810          (159)    --       --         651
Lord Abbett Growth and Income
 Portfolio Class VC                          1.20%            129           (91)    --       --          38
Lord Abbett Growth and Income
 Portfolio Class VC                          1.30%          8,989        (9,047)    --       --         (58)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.40%          5,946          (568)    --       --       5,378
Lord Abbett Growth and Income
 Portfolio Class VC                          1.52%         11,231       (90,777)    --       --     (79,546)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.55%          4,959       (12,399)    --       --      (7,440)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.65%          3,297        (3,566)    --       --        (269)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.72%            690        (1,963)    --       --      (1,273)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.77%          4,655       (19,930)    --       --     (15,275)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.80%          1,095        (1,867)    --       --        (772)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.90%          3,239        (4,829)    --       --      (1,590)
Lord Abbett Growth and Income
 Portfolio Class VC                          2.15%             11            (8)    --       --           3
Lord Abbett Mid Cap Stock Portfolio
 Class VC                                    0.85%             41          (884)    --       --        (843)
Lord Abbett Series Fund Bond
 Debenture Portfolio                         1.10%          2,220            --     --       --       2,220
Lord Abbett Series Fund Short
 Duration Portfolio                          1.10%          4,460            --     --       --       4,460
Morgan Stanley UIF Global
 Infrastructure                              1.40%          1,711            --     --       --       1,711
PIMCO Emerging Markets Bond Portfolio        1.10%          2,330            --     --       --       2,330
PIMCO Unconstrained Bond Portfolio           1.40%          1,288            (8)    --       --       1,280
Principal Diversified International
 Account Class 2                             1.55%            654            (3)    --       --         651
Principal Diversified International
 Account Class 2                             1.70%             --           (16)    --       --         (16)
Principal Equity Income Account Class
 2                                           1.55%            336          (935)    --       --        (599)
Principal Equity Income Account Class
 2                                           1.70%             --        (3,444)    --       --      (3,444)
Principal Government & High Quality
 Bond Class 2                                1.55%             --            --     --       --          --
Principal Government & High Quality
 Bond Class 2                                1.70%             --            --     --       --          --
Principal Income Account Class 2             1.55%              3          (609)    --       --        (606)
Principal Income Account Class 2             1.70%             --          (833)    --       --        (833)
Principal LargeCap Blend Account II
 Class 2                                     1.55%             --        (1,366)    --       --      (1,366)
Principal LargeCap Blend Account II
 Class 2                                     1.70%             --        (2,078)    --       --      (2,078)
Principal LargeCap Growth Account
 Class 2                                     1.55%             --           (51)    --       --         (51)
Principal Money Market Account Class 2       1.55%             --            --     --       --          --
Principal Money Market Account Class 2       1.70%             --       (18,390)    --       --     (18,390)
Principal PVC MidCap Blend Acct Class
 2                                           1.55%             --        (1,950)    --       --      (1,950)
Principal PVC MidCap Blend Acct Class
 2                                           1.70%             --        (7,215)    --       --      (7,215)
Principal PVC Principal Capital
 Appreciation Account Class 2                1.55%            702          (440)    --       --         262

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
Principal PVC Principal Capital
 Appreciation Account Class 2                1.70%          1,040       (1,027)      --       --         13
Principal Real Estate Securities
 Account Class 2                             1.55%             --          (20)      --       --        (20)
Principal Real Estate Securities
 Account Class 2                             1.70%             --         (294)      --       --       (294)
Principal SAM Balanced Portfolio
 Class 2                                     1.52%             --       (2,139)      --       --     (2,139)
Principal SAM Balanced Portfolio
 Class 2                                     1.55%         21,868      (31,409)      --     (262)    (9,803)
Principal SAM Balanced Portfolio
 Class 2                                     1.70%          1,493      (25,216)      --       --    (23,723)
Principal SAM Balanced Portfolio
 Class 2                                     1.77%             --       (5,372)      --       --     (5,372)
Principal SAM Conservative Balanced
 Portfolio Class 2                           1.55%             38         (261)      --       --       (223)
Principal SAM Conservative Balanced
 Portfolio Class 2                           1.70%             --         (404)      --       --       (404)
Principal SAM Conservative Balanced
 Portfolio Class 2                           1.77%             --          (38)      --       --        (38)
Principal SAM Conservative Growth
 Portfolio Class 2                           1.55%            374       (1,088)      --       --       (714)
Principal SAM Conservative Growth
 Portfolio Class 2                           1.70%             --         (664)      --       --       (664)
Principal SAM Flexible Income
 Portfolio Class 2                           1.55%            298       (6,385)      --     (348)    (6,435)
Principal SAM Flexible Income
 Portfolio Class 2                           1.70%             11         (213)      --       --       (202)
Principal SAM Flexible Income
 Portfolio Class 2                           1.77%             --           (7)      --       --         (7)
Principal SAM Strategic Growth
 Portfolio Class 2                           1.55%             --          (26)      --       --        (26)
Principal SAM Strategic Growth
 Portfolio Class 2                           1.70%             --          (61)      --       --        (61)
Principal Short-Term Income Account
 Class 2                                     1.55%             52         (239)      --       --       (187)
Principal SmallCap Growth Account II
 Class 2                                     1.55%             --       (1,889)      --       --     (1,889)
Principal SmallCap Growth Account II
 Class 2                                     1.70%             --           --       --       --         --
PVC SmallCap Blend Account Class 2           1.55%          1,868          (59)      --       --      1,809
SAST Aggressive Growth Portfolio
 Class 1                                     1.52%            514      (16,461)      --      (48)   (15,995)
SAST Aggressive Growth Portfolio
 Class 3                                     0.85%          1,464           (2)      --       --      1,462
SAST Aggressive Growth Portfolio
 Class 3                                     1.15%            385       (2,902)      --       --     (2,517)
SAST Aggressive Growth Portfolio
 Class 3                                     1.30%          3,313       (2,564)      --       --        749
SAST Aggressive Growth Portfolio
 Class 3                                     1.40%         15,362       (3,189)      --       --     12,173
SAST Aggressive Growth Portfolio
 Class 3                                     1.52%         13,979      (67,520)      --       --    (53,541)
SAST Aggressive Growth Portfolio
 Class 3                                     1.55%            464       (1,505)      --       --     (1,041)
SAST Aggressive Growth Portfolio
 Class 3                                     1.65%         93,967      (66,330)      --       --     27,637
SAST Aggressive Growth Portfolio
 Class 3                                     1.72%             72         (170)      --       --        (98)
SAST Aggressive Growth Portfolio
 Class 3                                     1.77%            205         (323)      --       --       (118)
SAST Aggressive Growth Portfolio
 Class 3                                     1.80%          1,201       (3,354)      --       --     (2,153)
SAST Aggressive Growth Portfolio
 Class 3                                     1.90%          4,677       (2,663)      --       --      2,014
SAST Alliance Growth Portfolio Class 1       1.52%          2,465      (26,832)     948       --    (23,419)
SAST Alliance Growth Portfolio Class 3       0.85%             --       (1,559)      --       --     (1,559)
SAST Alliance Growth Portfolio Class 3       1.15%          1,946       (1,924)      --       --         22
SAST Alliance Growth Portfolio Class 3       1.30%          4,899         (803)      --       --      4,096
SAST Alliance Growth Portfolio Class 3       1.40%          5,076      (29,732)      --       --    (24,656)
SAST Alliance Growth Portfolio Class 3       1.52%         13,822      (19,802)      --       --     (5,980)
SAST Alliance Growth Portfolio Class 3       1.55%          3,915       (1,328)      --       --      2,587
SAST Alliance Growth Portfolio Class 3       1.65%         20,353      (29,786)      --       --     (9,433)
SAST Alliance Growth Portfolio Class 3       1.70%             --           --       --       --         --
SAST Alliance Growth Portfolio Class 3       1.72%          2,690       (2,071)      --       --        619
SAST Alliance Growth Portfolio Class 3       1.77%            147       (1,002)      --       --       (855)
SAST Alliance Growth Portfolio Class 3       1.80%            145         (758)      --       --       (613)
SAST Alliance Growth Portfolio Class 3       1.90%             10         (662)      --       --       (652)
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.15%         18,193       (7,400)      --       --     10,793
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.30%         13,291      (11,512)      --       --      1,779
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.40%          2,664           (1)      --       --      2,663
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.52%         20,529      (19,154)      --       --      1,375
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.55%          3,920       (7,218)      --       --     (3,298)
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.65%         15,667       (6,189)      --       --      9,478
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.77%            810       (2,306)      --       --     (1,496)
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.80%          1,880       (1,304)      --       --        576
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.90%            118       (4,535)      --       --     (4,417)
SAST American Funds Global Growth
 Portfolio Class 3                           1.10%            891          (15)      --       --        876
SAST American Funds Global Growth
 Portfolio Class 3                           1.15%          4,272       (1,220)      --      (30)     3,022
SAST American Funds Global Growth
 Portfolio Class 3                           1.30%         19,094      (40,718)      --       --    (21,624)
SAST American Funds Global Growth
 Portfolio Class 3                           1.40%         12,008      (20,518)      --       --     (8,510)
SAST American Funds Global Growth
 Portfolio Class 3                           1.52%          6,248      (98,169)      --       --    (91,921)
SAST American Funds Global Growth
 Portfolio Class 3                           1.55%         18,103      (32,467)      --       --    (14,364)
SAST American Funds Global Growth
 Portfolio Class 3                           1.65%         29,774      (13,970)      --       --     15,804
SAST American Funds Global Growth
 Portfolio Class 3                           1.70%            518           --       --       --        518
SAST American Funds Global Growth
 Portfolio Class 3                           1.77%          3,209      (51,870)      --       --    (48,661)
SAST American Funds Global Growth
 Portfolio Class 3                           1.80%          3,605       (4,481)      --       --       (876)
SAST American Funds Global Growth
 Portfolio Class 3                           1.90%          7,600      (17,185)      --       --     (9,585)
SAST American Funds Global Growth
 Portfolio Class 3                           2.15%             23          (85)      --       --        (62)
SAST American Funds Growth Portfolio
 Class 3                                     1.10%            751          (21)      --       --        730
SAST American Funds Growth Portfolio
 Class 3                                     1.15%          6,071       (1,332)      --      (36)     4,703

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST American Funds Growth Portfolio
 Class 3                                     1.30%         11,134       (21,596)     --      --     (10,462)
SAST American Funds Growth Portfolio
 Class 3                                     1.40%          6,167          (887)     --      --       5,280
SAST American Funds Growth Portfolio
 Class 3                                     1.52%          1,908       (97,171)     --      --     (95,263)
SAST American Funds Growth Portfolio
 Class 3                                     1.55%         18,239       (18,580)     --      --        (341)
SAST American Funds Growth Portfolio
 Class 3                                     1.65%         43,925       (27,477)     --      --      16,448
SAST American Funds Growth Portfolio
 Class 3                                     1.77%            771       (27,970)     --      --     (27,199)
SAST American Funds Growth Portfolio
 Class 3                                     1.80%          6,665        (3,419)     --      --       3,246
SAST American Funds Growth Portfolio
 Class 3                                     1.90%         20,805       (10,286)     --      --      10,519
SAST American Funds Growth Portfolio
 Class 3                                     2.15%              5           (26)     --      --         (21)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.10%             54            (1)     --      --          53
SAST American Funds Growth-Income
 Portfolio Class 3                           1.15%          8,901        (7,908)     --     (27)        966
SAST American Funds Growth-Income
 Portfolio Class 3                           1.30%         64,612       (13,189)     --      --      51,423
SAST American Funds Growth-Income
 Portfolio Class 3                           1.40%            339          (188)     --      --         151
SAST American Funds Growth-Income
 Portfolio Class 3                           1.52%          7,243       (86,081)     --      --     (78,838)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.55%         10,379        (9,657)     --      --         722
SAST American Funds Growth-Income
 Portfolio Class 3                           1.65%         53,155       (22,249)     --      --      30,906
SAST American Funds Growth-Income
 Portfolio Class 3                           1.70%            518            --      --      --         518
SAST American Funds Growth-Income
 Portfolio Class 3                           1.77%          2,453       (19,738)     --      --     (17,285)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.80%          2,781        (3,373)     --      --        (592)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.90%          8,227       (11,699)     --      --      (3,472)
SAST American Funds Growth-Income
 Portfolio Class 3                           2.15%             10           (17)     --      --          (7)
SAST Balanced Portfolio Class 1              1.52%          4,164       (22,113)    293      --     (17,656)
SAST Balanced Portfolio Class 3              0.85%          1,068          (215)     --      --         853
SAST Balanced Portfolio Class 3              0.95%              9          (329)     --      --        (320)
SAST Balanced Portfolio Class 3              1.10%          1,642            --      --      --       1,642
SAST Balanced Portfolio Class 3              1.15%            611        (2,043)     --      --      (1,432)
SAST Balanced Portfolio Class 3              1.20%            957        (1,855)     --      --        (898)
SAST Balanced Portfolio Class 3              1.30%         17,953        (4,090)     --      --      13,863
SAST Balanced Portfolio Class 3              1.40%          5,650          (130)     --      --       5,520
SAST Balanced Portfolio Class 3              1.52%          4,992       (16,757)     --      --     (11,765)
SAST Balanced Portfolio Class 3              1.55%         19,469       (35,448)     --      --     (15,979)
SAST Balanced Portfolio Class 3              1.65%         22,649        (5,475)     --      --      17,174
SAST Balanced Portfolio Class 3              1.72%             --            --      --      --          --
SAST Balanced Portfolio Class 3              1.77%             35          (605)     --      --        (570)
SAST Balanced Portfolio Class 3              1.80%         12,082       (14,334)     --      --      (2,252)
SAST Balanced Portfolio Class 3              1.90%            151        (2,614)     --      --      (2,463)
SAST Blue Chip Growth Portfolio Class
 1                                           1.52%          3,677       (14,508)     --      --     (10,831)
SAST Blue Chip Growth Portfolio Class
 3                                           0.85%            913          (171)     --      --         742
SAST Blue Chip Growth Portfolio Class
 3                                           0.95%              6          (475)     --      --        (469)
SAST Blue Chip Growth Portfolio Class
 3                                           1.10%            861           (11)     --      --         850
SAST Blue Chip Growth Portfolio Class
 3                                           1.15%            213          (333)     --      --        (120)
SAST Blue Chip Growth Portfolio Class
 3                                           1.20%          3,489          (282)     --      --       3,207
SAST Blue Chip Growth Portfolio Class
 3                                           1.30%         20,132        (6,855)     --      --      13,277
SAST Blue Chip Growth Portfolio Class
 3                                           1.40%          5,098        (2,253)     --      --       2,845
SAST Blue Chip Growth Portfolio Class
 3                                           1.52%          2,422       (39,015)     --      --     (36,593)
SAST Blue Chip Growth Portfolio Class
 3                                           1.55%          8,519        (9,458)     --      --        (939)
SAST Blue Chip Growth Portfolio Class
 3                                           1.65%          5,859        (2,768)     --      --       3,091
SAST Blue Chip Growth Portfolio Class
 3                                           1.72%             --          (130)     --      --        (130)
SAST Blue Chip Growth Portfolio Class
 3                                           1.77%            591       (12,723)     --      --     (12,132)
SAST Blue Chip Growth Portfolio Class
 3                                           1.80%          1,544          (846)     --      --         698
SAST Blue Chip Growth Portfolio Class
 3                                           1.90%          2,838        (2,048)     --      --         790
SAST Capital Growth Portfolio Class 1        1.52%          3,945        (2,998)    253      --       1,200
SAST Capital Growth Portfolio Class 3        0.85%              1        (1,276)     --      --      (1,275)
SAST Capital Growth Portfolio Class 3        0.95%              4           (18)     --      --         (14)
SAST Capital Growth Portfolio Class 3        1.10%            651           (20)     --      --         631
SAST Capital Growth Portfolio Class 3        1.30%          1,273          (114)     --      --       1,159
SAST Capital Growth Portfolio Class 3        1.40%            544           (11)     --      --         533
SAST Capital Growth Portfolio Class 3        1.52%          2,994       (29,552)     --      --     (26,558)
SAST Capital Growth Portfolio Class 3        1.55%          3,911          (113)     --      --       3,798
SAST Capital Growth Portfolio Class 3        1.65%         19,783       (32,937)     --      --     (13,154)
SAST Capital Growth Portfolio Class 3        1.72%             36          (518)     --      --        (482)
SAST Capital Growth Portfolio Class 3        1.77%             62       (10,762)     --      --     (10,700)
SAST Capital Growth Portfolio Class 3        1.80%            111          (174)     --      --         (63)
SAST Capital Growth Portfolio Class 3        1.90%          1,943          (900)     --      --       1,043
SAST Cash Management Portfolio Class 1       1.52%         22,066      (109,481)     --     (51)    (87,466)
SAST Cash Management Portfolio Class 3       0.85%            296          (532)     --      --        (236)
SAST Cash Management Portfolio Class 3       0.95%          3,262        (3,262)     --      --          --
SAST Cash Management Portfolio Class 3       1.15%         58,441       (43,239)     --      --      15,202
SAST Cash Management Portfolio Class 3       1.30%        148,043       (35,526)     --      --     112,517

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Cash Management Portfolio Class 3       1.40%           82,038      (71,203)     --       --     10,835
SAST Cash Management Portfolio Class 3       1.52%          115,185     (130,047)     --   (2,536)   (17,398)
SAST Cash Management Portfolio Class 3       1.55%           86,833      (41,839)     --       --     44,994
SAST Cash Management Portfolio Class 3       1.65%           59,729      (46,144)     --       --     13,585
SAST Cash Management Portfolio Class 3       1.72%           57,428      (58,913)     --       --     (1,485)
SAST Cash Management Portfolio Class 3       1.77%            4,820      (11,913)     --       --     (7,093)
SAST Cash Management Portfolio Class 3       1.80%            7,715       (7,179)     --       --        536
SAST Cash Management Portfolio Class 3       1.90%            3,743         (658)     --       --      3,085
SAST Corporate Bond Portfolio Class 1        1.52%            3,382      (19,566)     --     (249)   (16,433)
SAST Corporate Bond Portfolio Class 3        0.85%            1,577       (7,786)     --       --     (6,209)
SAST Corporate Bond Portfolio Class 3        0.95%            1,093       (1,943)     --       --       (850)
SAST Corporate Bond Portfolio Class 3        1.10%           15,252         (119)     --       --     15,133
SAST Corporate Bond Portfolio Class 3        1.15%           10,489       (1,686)     --       --      8,803
SAST Corporate Bond Portfolio Class 3        1.20%            1,282       (1,019)     --       --        263
SAST Corporate Bond Portfolio Class 3        1.30%           95,178      (60,765)     --       --     34,413
SAST Corporate Bond Portfolio Class 3        1.40%           13,866       (1,178)     --       --     12,688
SAST Corporate Bond Portfolio Class 3        1.52%           32,449      (87,566)     --       --    (55,117)
SAST Corporate Bond Portfolio Class 3        1.55%           82,346      (65,896)     --       --     16,450
SAST Corporate Bond Portfolio Class 3        1.65%           64,114      (34,204)     --       --     29,910
SAST Corporate Bond Portfolio Class 3        1.72%              545       (3,363)     --       --     (2,818)
SAST Corporate Bond Portfolio Class 3        1.77%            7,426      (27,671)     --       --    (20,245)
SAST Corporate Bond Portfolio Class 3        1.80%            5,305       (8,283)     --       --     (2,978)
SAST Corporate Bond Portfolio Class 3        1.90%           14,244      (14,121)     --       --        123
SAST Corporate Bond Portfolio Class 3        2.15%               87         (162)     --       --        (75)
SA Legg Mason BW Large Cap Value
 Class 1                                     1.52%            2,386      (46,107)  3,905       --    (39,816)
SA Legg Mason BW Large Cap Value
 Class 3                                     0.85%              174       (4,490)     --       --     (4,316)
SA Legg Mason BW Large Cap Value
 Class 3                                     0.95%              184         (916)     --       --       (732)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.10%            1,575          (12)     --       --      1,563
SA Legg Mason BW Large Cap Value
 Class 3                                     1.15%           12,596       (8,148)     --       --      4,448
SA Legg Mason BW Large Cap Value
 Class 3                                     1.20%              960         (307)     --       --        653
SA Legg Mason BW Large Cap Value
 Class 3                                     1.30%           16,627      (25,677)     --       --     (9,050)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.40%           11,385       (1,188)     --       --     10,197
SA Legg Mason BW Large Cap Value
 Class 3                                     1.52%            3,997      (60,061)     --       --    (56,064)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.55%           19,963      (20,410)     --       --       (447)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.65%            6,703       (7,150)     --       --       (447)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.72%              120       (7,252)     --       --     (7,132)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.77%              533       (6,701)     --       --     (6,168)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.80%              992       (3,145)     --       --     (2,153)
SA Legg Mason BW Large Cap Value
 Class 3                                     1.90%            4,806       (8,956)     --       --     (4,150)
SA Legg Mason BW Large Cap Value
 Class 3                                     2.15%               12          (25)     --       --        (13)
SAST Dogs of Wall Street Portfolio
 Class 1                                     1.52%            2,737      (13,844)     --       --    (11,107)
SAST Dogs of Wall Street Portfolio
 Class 3                                     0.85%               32         (122)     --       --        (90)
SAST Dogs of Wall Street Portfolio
 Class 3                                     0.95%              123         (553)     --       --       (430)
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.10%            2,754          (45)     --       --      2,709
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.15%                4         (239)     --       --       (235)
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.20%              490         (117)     --       --        373
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.30%            7,314       (2,659)     --       --      4,655
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.40%            4,665      (29,828)     --       --    (25,163)
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.52%            2,109      (17,497)     --       --    (15,388)
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.55%           18,217       (8,786)     --       --      9,431
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.65%            7,211       (1,632)     --       --      5,579
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.70%              505           --      --       --        505
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.72%               27         (785)     --       --       (758)
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.77%              497       (1,463)     --       --       (966)
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.80%            1,324       (1,077)     --       --        247
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.90%            3,029       (1,670)     --       --      1,359
SAST Dogs of Wall Street Portfolio
 Class 3                                     2.15%                6          (16)     --       --        (10)
SAST Dynamic Allocation Portfolio
 Class 3                                     0.95%          186,289      (21,123)     --       --    165,166
SAST Dynamic Allocation Portfolio
 Class 3                                     1.10%            2,284           --      --       --      2,284
SAST Dynamic Allocation Portfolio
 Class 3                                     1.15%          434,760      (51,416)     --       --    383,344
SAST Dynamic Allocation Portfolio
 Class 3                                     1.20%            9,499       (2,768)     --       --      6,731
SAST Dynamic Allocation Portfolio
 Class 3                                     1.30%       10,401,943   (1,461,296)     --       --  8,940,647
SAST Dynamic Allocation Portfolio
 Class 3                                     1.40%          231,950      (40,173)     --       --    191,777
SAST Dynamic Allocation Portfolio
 Class 3                                     1.52%           26,734      (32,476)     --       --     (5,742)
SAST Dynamic Allocation Portfolio
 Class 3                                     1.55%        4,989,671     (859,333)     --       --  4,130,338
SAST Dynamic Allocation Portfolio
 Class 3                                     1.65%        2,304,625     (609,808)     --       --  1,694,817
SAST Dynamic Allocation Portfolio
 Class 3                                     1.77%            8,455      (12,576)     --       --     (4,121)
SAST Dynamic Allocation Portfolio
 Class 3                                     1.80%          727,655      (99,138)     --       --    628,517
SAST Dynamic Allocation Portfolio
 Class 3                                     1.90%          793,154     (292,453)     --       --    500,701

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Dynamic Allocation Portfolio
 Class 3                                     2.15%          1,606       (26,728)     --       --    (25,122)
SAST Emerging Markets Portfolio Class
 1                                           1.52%          2,701        (5,960)    270       --     (2,989)
SAST Emerging Markets Portfolio Class
 3                                           0.85%          1,448          (555)     --       --        893
SAST Emerging Markets Portfolio Class
 3                                           0.95%            304          (226)     --       --         78
SAST Emerging Markets Portfolio Class
 3                                           1.10%            862            --      --       --        862
SAST Emerging Markets Portfolio Class
 3                                           1.15%          1,986        (3,063)     --       --     (1,077)
SAST Emerging Markets Portfolio Class
 3                                           1.20%            656           (44)     --       --        612
SAST Emerging Markets Portfolio Class
 3                                           1.30%         16,794       (10,454)     --       --      6,340
SAST Emerging Markets Portfolio Class
 3                                           1.40%         16,501       (26,330)     --       --     (9,829)
SAST Emerging Markets Portfolio Class
 3                                           1.52%         24,772       (35,510)     --       --    (10,738)
SAST Emerging Markets Portfolio Class
 3                                           1.55%          8,261        (3,468)     --       --      4,793
SAST Emerging Markets Portfolio Class
 3                                           1.65%          8,789        (2,715)     --       --      6,074
SAST Emerging Markets Portfolio Class
 3                                           1.72%          1,411        (7,128)     --       --     (5,717)
SAST Emerging Markets Portfolio Class
 3                                           1.77%         10,707       (13,414)     --       --     (2,707)
SAST Emerging Markets Portfolio Class
 3                                           1.80%          2,613        (1,794)     --       --        819
SAST Emerging Markets Portfolio Class
 3                                           1.90%         12,764        (4,838)     --       --      7,926
SAST Emerging Markets Portfolio Class
 3                                           2.15%             37            (4)     --       --         33
SAST Equity Opportunities Portfolio
 Class 1                                     1.52%            464       (13,016)     --     (174)   (12,726)
SAST Equity Opportunities Portfolio
 Class 3                                     0.85%            127          (159)     --       --        (32)
SAST Equity Opportunities Portfolio
 Class 3                                     0.95%            119          (781)     --       --       (662)
SAST Equity Opportunities Portfolio
 Class 3                                     1.10%          2,585           (19)     --       --      2,566
SAST Equity Opportunities Portfolio
 Class 3                                     1.15%          1,343          (279)     --       --      1,064
SAST Equity Opportunities Portfolio
 Class 3                                     1.20%          1,010          (160)     --       --        850
SAST Equity Opportunities Portfolio
 Class 3                                     1.30%          5,193        (2,460)     --       --      2,733
SAST Equity Opportunities Portfolio
 Class 3                                     1.40%          3,957          (399)     --       --      3,558
SAST Equity Opportunities Portfolio
 Class 3                                     1.52%          1,334        (8,705)     --       --     (7,371)
SAST Equity Opportunities Portfolio
 Class 3                                     1.55%          4,594        (1,856)     --       --      2,738
SAST Equity Opportunities Portfolio
 Class 3                                     1.65%          4,564          (229)     --       --      4,335
SAST Equity Opportunities Portfolio
 Class 3                                     1.72%              2        (1,032)     --       --     (1,030)
SAST Equity Opportunities Portfolio
 Class 3                                     1.77%            218          (550)     --       --       (332)
SAST Equity Opportunities Portfolio
 Class 3                                     1.80%            513          (485)     --       --         28
SAST Equity Opportunities Portfolio
 Class 3                                     1.90%          3,802        (5,123)     --       --     (1,321)
SAST Equity Opportunities Portfolio
 Class 3                                     2.15%          1,381           (14)     --       --      1,367
SAST Foreign Value Portfolio Class 3         0.85%          2,923        (6,035)     --       --     (3,112)
SAST Foreign Value Portfolio Class 3         0.95%          3,110        (3,121)     --       --        (11)
SAST Foreign Value Portfolio Class 3         1.10%          1,020            --      --       --      1,020
SAST Foreign Value Portfolio Class 3         1.15%          3,830          (960)     --      (12)     2,858
SAST Foreign Value Portfolio Class 3         1.20%          2,954        (1,421)     --       --      1,533
SAST Foreign Value Portfolio Class 3         1.30%         57,272       (45,875)     --       --     11,397
SAST Foreign Value Portfolio Class 3         1.40%          9,601        (5,530)     --       --      4,071
SAST Foreign Value Portfolio Class 3         1.52%         25,633      (114,684)     --       --    (89,051)
SAST Foreign Value Portfolio Class 3         1.55%         37,228       (34,479)     --       --      2,749
SAST Foreign Value Portfolio Class 3         1.65%         19,325       (18,357)     --       --        968
SAST Foreign Value Portfolio Class 3         1.72%            571        (6,518)     --       --     (5,947)
SAST Foreign Value Portfolio Class 3         1.77%         14,206       (33,794)     --       --    (19,588)
SAST Foreign Value Portfolio Class 3         1.80%          4,091        (5,761)     --       --     (1,670)
SAST Foreign Value Portfolio Class 3         1.90%         17,991       (16,796)     --       --      1,195
SAST Foreign Value Portfolio Class 3         2.15%             93           (52)     --       --         41
SAST Fundamental Growth Portfolio
 Class 1                                     1.52%          2,093       (14,850)    131       --    (12,626)
SAST Fundamental Growth Portfolio
 Class 3                                     0.85%             61        (2,183)     --       --     (2,122)
SAST Fundamental Growth Portfolio
 Class 3                                     1.15%            331          (779)     --       --       (448)
SAST Fundamental Growth Portfolio
 Class 3                                     1.30%             35           (42)     --       --         (7)
SAST Fundamental Growth Portfolio
 Class 3                                     1.40%             86          (278)     --       --       (192)
SAST Fundamental Growth Portfolio
 Class 3                                     1.52%          9,000       (16,252)     --       --     (7,252)
SAST Fundamental Growth Portfolio
 Class 3                                     1.55%            737          (504)     --       --        233
SAST Fundamental Growth Portfolio
 Class 3                                     1.65%         43,643       (33,407)     --       --     10,236
SAST Fundamental Growth Portfolio
 Class 3                                     1.72%              4          (616)     --       --       (612)
SAST Fundamental Growth Portfolio
 Class 3                                     1.77%            520        (7,122)     --       --     (6,602)
SAST Fundamental Growth Portfolio
 Class 3                                     1.80%             24           (46)     --       --        (22)
SAST Fundamental Growth Portfolio
 Class 3                                     1.90%            542        (1,373)     --       --       (831)
SAST Global Bond Portfolio Class 1           1.52%          1,925       (13,710)     --      (86)   (11,871)
SAST Global Bond Portfolio Class 3           0.85%          1,363        (1,694)     --       --       (331)
SAST Global Bond Portfolio Class 3           0.95%            962          (977)     --       --        (15)
SAST Global Bond Portfolio Class 3           1.10%          3,141            (6)     --       --      3,135
SAST Global Bond Portfolio Class 3           1.15%          8,126        (2,027)     --       --      6,099
SAST Global Bond Portfolio Class 3           1.20%            704          (449)     --       --        255
SAST Global Bond Portfolio Class 3           1.30%         79,456       (34,407)     --       --     45,049
SAST Global Bond Portfolio Class 3           1.40%         17,393        (1,743)     --       --     15,650
SAST Global Bond Portfolio Class 3           1.52%         12,066       (44,601)     --       --    (32,535)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Global Bond Portfolio Class 3           1.55%         80,611      (41,008)       --     --      39,603
SAST Global Bond Portfolio Class 3           1.65%         40,807      (31,152)       --     --       9,655
SAST Global Bond Portfolio Class 3           1.72%            163       (1,726)       --     --      (1,563)
SAST Global Bond Portfolio Class 3           1.77%          5,137       (9,696)       --     --      (4,559)
SAST Global Bond Portfolio Class 3           1.80%          7,969       (8,618)       --     --        (649)
SAST Global Bond Portfolio Class 3           1.90%          7,947       (5,057)       --     --       2,890
SAST Global Bond Portfolio Class 3           2.15%            213         (239)       --     --         (26)
SAST Global Equities Portfolio Class 1       1.52%          1,915       (8,166)       --     (4)     (6,255)
SAST Global Equities Portfolio Class 3       1.15%            695         (959)       --     --        (264)
SAST Global Equities Portfolio Class 3       1.30%          1,278       (1,333)       --     --         (55)
SAST Global Equities Portfolio Class 3       1.40%            182      (20,983)       --     --     (20,801)
SAST Global Equities Portfolio Class 3       1.52%          1,181       (4,526)       --     --      (3,345)
SAST Global Equities Portfolio Class 3       1.55%          5,325       (5,252)       --     --          73
SAST Global Equities Portfolio Class 3       1.65%          3,058       (1,024)       --     --       2,034
SAST Global Equities Portfolio Class 3       1.70%             --          (16)       --     --         (16)
SAST Global Equities Portfolio Class 3       1.72%             23       (2,624)       --     --      (2,601)
SAST Global Equities Portfolio Class 3       1.77%            214         (817)       --     --        (603)
SAST Global Equities Portfolio Class 3       1.80%             21          (57)       --     --         (36)
SAST Global Equities Portfolio Class 3       1.90%            712         (881)       --     --        (169)
SAST Growth Opportunities Portfolio
 Class 1                                     1.52%          6,029       (6,690)      614     --         (47)
SAST Growth Opportunities Portfolio
 Class 3                                     0.85%            890       (2,190)       --     --      (1,300)
SAST Growth Opportunities Portfolio
 Class 3                                     0.95%            476         (610)       --     --        (134)
SAST Growth Opportunities Portfolio
 Class 3                                     1.15%          1,139         (335)       --     --         804
SAST Growth Opportunities Portfolio
 Class 3                                     1.20%            719         (655)       --     --          64
SAST Growth Opportunities Portfolio
 Class 3                                     1.30%         11,033      (14,019)       --     --      (2,986)
SAST Growth Opportunities Portfolio
 Class 3                                     1.40%          1,715       (2,012)       --     --        (297)
SAST Growth Opportunities Portfolio
 Class 3                                     1.52%         19,007      (67,028)       --     --     (48,021)
SAST Growth Opportunities Portfolio
 Class 3                                     1.55%         10,475      (12,546)       --     --      (2,071)
SAST Growth Opportunities Portfolio
 Class 3                                     1.65%          6,054       (7,493)       --     --      (1,439)
SAST Growth Opportunities Portfolio
 Class 3                                     1.72%          6,434       (3,455)       --     --       2,979
SAST Growth Opportunities Portfolio
 Class 3                                     1.77%         14,581      (34,123)       --     --     (19,542)
SAST Growth Opportunities Portfolio
 Class 3                                     1.80%          1,047       (1,894)       --     --        (847)
SAST Growth Opportunities Portfolio
 Class 3                                     1.90%          4,081       (6,450)       --     --      (2,369)
SAST Growth Opportunities Portfolio
 Class 3                                     2.15%             25          (26)       --     --          (1)
SAST Growth-Income Portfolio Class 1         1.52%          4,320      (22,837)    1,410     --     (17,107)
SAST Growth-Income Portfolio Class 3         0.85%            405         (350)       --     --          55
SAST Growth-Income Portfolio Class 3         0.95%            635       (1,674)       --     --      (1,039)
SAST Growth-Income Portfolio Class 3         1.10%          2,064          (42)       --     --       2,022
SAST Growth-Income Portfolio Class 3         1.15%            518         (181)       --     --         337
SAST Growth-Income Portfolio Class 3         1.20%          2,140         (446)       --     --       1,694
SAST Growth-Income Portfolio Class 3         1.30%         19,990      (13,228)       --     --       6,762
SAST Growth-Income Portfolio Class 3         1.40%          1,947         (342)       --     --       1,605
SAST Growth-Income Portfolio Class 3         1.52%          1,760       (2,844)       --     --      (1,084)
SAST Growth-Income Portfolio Class 3         1.55%         20,114      (13,102)       --     --       7,012
SAST Growth-Income Portfolio Class 3         1.65%         13,043       (7,456)       --     --       5,587
SAST Growth-Income Portfolio Class 3         1.72%              6       (1,118)       --     --      (1,112)
SAST Growth-Income Portfolio Class 3         1.77%            511         (597)       --     --         (86)
SAST Growth-Income Portfolio Class 3         1.80%          3,518       (4,679)       --     --      (1,161)
SAST Growth-Income Portfolio Class 3         1.90%          9,704       (3,605)       --     --       6,099
SAST Growth-Income Portfolio Class 3         2.15%             31          (22)       --     --           9
SAST High-Yield Bond Portfolio Class 1       1.52%         10,198      (41,116)       49     --     (30,869)
SAST High-Yield Bond Portfolio Class 3       0.85%            521       (1,859)       --     --      (1,338)
SAST High-Yield Bond Portfolio Class 3       0.95%            227         (374)       --     --        (147)
SAST High-Yield Bond Portfolio Class 3       1.10%          1,751           --        --     --       1,751
SAST High-Yield Bond Portfolio Class 3       1.15%         21,437       (3,467)       --     (5)     17,965
SAST High-Yield Bond Portfolio Class 3       1.20%            176         (215)       --     --         (39)
SAST High-Yield Bond Portfolio Class 3       1.30%         19,870      (10,437)       --     --       9,433
SAST High-Yield Bond Portfolio Class 3       1.40%          2,367          (65)       --     --       2,302
SAST High-Yield Bond Portfolio Class 3       1.52%          3,621       (9,864)       --     --      (6,243)
SAST High-Yield Bond Portfolio Class 3       1.55%         17,083       (7,097)       --     --       9,986
SAST High-Yield Bond Portfolio Class 3       1.65%         20,298       (4,046)       --     --      16,252
SAST High-Yield Bond Portfolio Class 3       1.72%             72         (234)       --     --        (162)
SAST High-Yield Bond Portfolio Class 3       1.77%            782       (2,961)       --     --      (2,179)
SAST High-Yield Bond Portfolio Class 3       1.80%          1,201       (3,585)       --     --      (2,384)
SAST High-Yield Bond Portfolio Class 3       1.90%          2,191       (1,538)       --     --         653
SAST High-Yield Bond Portfolio Class 3       2.15%             17           (5)       --     --          12
SAST International Diversified
 Equities Portfolio Class 1                  1.52%         11,550      (30,528)       91     --     (18,887)
SAST International Diversified
 Equities Portfolio Class 3                  0.85%            113       (1,359)       --     --      (1,246)
SAST International Diversified
 Equities Portfolio Class 3                  0.95%            285         (625)       --     --        (340)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST International Diversified
 Equities Portfolio Class 3                  1.10%            834           --        --     --         834
SAST International Diversified
 Equities Portfolio Class 3                  1.15%          3,745         (400)       --     --       3,345
SAST International Diversified
 Equities Portfolio Class 3                  1.20%            259         (366)       --     --        (107)
SAST International Diversified
 Equities Portfolio Class 3                  1.30%          7,704       (5,283)       --     --       2,421
SAST International Diversified
 Equities Portfolio Class 3                  1.40%          4,111         (520)       --     --       3,591
SAST International Diversified
 Equities Portfolio Class 3                  1.52%         17,246      (90,531)       --     --     (73,285)
SAST International Diversified
 Equities Portfolio Class 3                  1.55%          5,029       (1,359)       --     --       3,670
SAST International Diversified
 Equities Portfolio Class 3                  1.65%         16,281      (10,350)       --     --       5,931
SAST International Diversified
 Equities Portfolio Class 3                  1.72%          5,258       (7,739)       --     --      (2,481)
SAST International Diversified
 Equities Portfolio Class 3                  1.77%          1,540      (12,271)       --     --     (10,731)
SAST International Diversified
 Equities Portfolio Class 3                  1.80%            163         (248)       --     --         (85)
SAST International Diversified
 Equities Portfolio Class 3                  1.90%          7,564       (1,653)       --     --       5,911
SAST International Diversified
 Equities Portfolio Class 3                  2.15%          1,025          (23)       --     --       1,002
SAST International Growth and Income
 Portfolio Class 1                           1.52%          6,547      (27,653)      769     --     (20,337)
SAST International Growth and Income
 Portfolio Class 3                           0.85%            675       (4,177)       --     --      (3,502)
SAST International Growth and Income
 Portfolio Class 3                           1.15%          3,192         (245)       --     --       2,947
SAST International Growth and Income
 Portfolio Class 3                           1.30%            774         (441)       --     --         333
SAST International Growth and Income
 Portfolio Class 3                           1.40%         13,901          (42)       --     --      13,859
SAST International Growth and Income
 Portfolio Class 3                           1.52%         12,669      (72,099)       --     --     (59,430)
SAST International Growth and Income
 Portfolio Class 3                           1.55%          9,267       (7,784)       --     --       1,483
SAST International Growth and Income
 Portfolio Class 3                           1.65%          6,577       (9,378)       --     --      (2,801)
SAST International Growth and Income
 Portfolio Class 3                           1.72%            559       (3,358)       --     --      (2,799)
SAST International Growth and Income
 Portfolio Class 3                           1.77%          6,920      (21,624)       --     --     (14,704)
SAST International Growth and Income
 Portfolio Class 3                           1.80%             64         (100)       --     --         (36)
SAST International Growth and Income
 Portfolio Class 3                           1.90%          2,453       (4,358)       --     --      (1,905)
SAST Marsico Focused Growth Portfolio
 Class 3                                     0.85%            225         (408)       --     --        (183)
SAST Marsico Focused Growth Portfolio
 Class 3                                     0.95%            317         (790)       --     --        (473)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.10%            496           (6)       --     --         490
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.15%          4,746       (2,827)       --     --       1,919
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.20%            982         (183)       --     --         799
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.30%         13,966      (14,111)       --     --        (145)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.40%         10,253       (3,813)       --     --       6,440
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.52%         39,897      (47,034)       --     --      (7,137)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.55%          4,019       (4,250)       --     --        (231)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.65%          6,742       (4,321)       --     --       2,421
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.72%             --       (1,174)       --     --      (1,174)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.77%          1,447       (6,140)       --     --      (4,693)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.80%            497       (7,537)       --     --      (7,040)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.90%          3,276       (2,126)       --     --       1,150
SAST Marsico Focused Growth Portfolio
 Class 3                                     2.15%            651           (8)       --     --         643
SAST MFS Massachusetts Investors
 Trust Portfolio Class 1                     1.52%          1,797      (14,225)      484     --     (11,944)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     0.85%            291       (1,718)       --     --      (1,427)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     0.95%            625       (2,376)       --     --      (1,751)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.10%          2,725          (21)       --     --       2,704
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.15%          6,270         (582)       --     --       5,688
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.20%          1,688         (639)       --     --       1,049
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.30%         19,268      (19,923)       --     --        (655)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.40%          5,617         (520)       --     --       5,097
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.52%          3,143      (23,540)       --     --     (20,397)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.55%         13,068      (14,506)       --     --      (1,438)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.65%          7,611       (2,751)       --     --       4,860
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.72%             72       (3,553)       --     --      (3,481)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.77%          1,212       (9,838)       --     --      (8,626)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.80%          1,610      (10,544)       --     --      (8,934)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.90%          7,314      (10,104)       --     --      (2,790)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     2.15%            651          (23)       --     --         628
SAST MFS Total Return Portfolio Class
 1                                           1.52%          5,815      (26,967)    1,475     --     (19,677)
SAST MFS Total Return Portfolio Class
 3                                           0.85%            477       (3,286)       --     --      (2,809)
SAST MFS Total Return Portfolio Class
 3                                           0.95%             36         (270)       --     --        (234)
SAST MFS Total Return Portfolio Class
 3                                           1.10%          1,705           --        --     --       1,705
SAST MFS Total Return Portfolio Class
 3                                           1.15%             21       (3,065)       --     (9)     (3,053)
SAST MFS Total Return Portfolio Class
 3                                           1.20%            635         (460)       --     --         175
SAST MFS Total Return Portfolio Class
 3                                           1.30%         12,801       (3,014)       --     --       9,787
SAST MFS Total Return Portfolio Class
 3                                           1.40%          3,536          (47)       --     --       3,489
SAST MFS Total Return Portfolio Class
 3                                           1.52%          3,269      (35,108)       --     --     (31,839)
SAST MFS Total Return Portfolio Class
 3                                           1.55%         11,667       (8,490)       --     --       3,177
SAST MFS Total Return Portfolio Class
 3                                           1.65%          3,757       (3,584)       --     --         173
SAST MFS Total Return Portfolio Class
 3                                           1.72%             32         (331)       --     --        (299)
SAST MFS Total Return Portfolio Class
 3                                           1.77%             53         (350)       --     --        (297)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST MFS Total Return Portfolio Class
 3                                           1.80%           2,401       (7,055)     --      --       (4,654)
SAST MFS Total Return Portfolio Class
 3                                           1.90%              --       (1,673)     --      --       (1,673)
SAST Mid-Cap Growth Portfolio Class 1        1.52%           3,756      (27,266)     --     (37)     (23,547)
SAST Mid-Cap Growth Portfolio Class 3        0.85%              46         (454)     --      --         (408)
SAST Mid-Cap Growth Portfolio Class 3        0.95%             380         (794)     --      --         (414)
SAST Mid-Cap Growth Portfolio Class 3        1.15%           4,593         (309)     --      --        4,284
SAST Mid-Cap Growth Portfolio Class 3        1.20%             224         (723)     --      --         (499)
SAST Mid-Cap Growth Portfolio Class 3        1.30%           7,973       (6,633)     --      --        1,340
SAST Mid-Cap Growth Portfolio Class 3        1.40%           3,627      (15,031)     --      --      (11,404)
SAST Mid-Cap Growth Portfolio Class 3        1.52%          10,111      (34,290)     --      --      (24,179)
SAST Mid-Cap Growth Portfolio Class 3        1.55%           4,629       (4,472)     --      --          157
SAST Mid-Cap Growth Portfolio Class 3        1.65%          13,420       (5,673)     --      --        7,747
SAST Mid-Cap Growth Portfolio Class 3        1.70%              --           (1)     --      --           (1)
SAST Mid-Cap Growth Portfolio Class 3        1.72%              96         (944)     --      --         (848)
SAST Mid-Cap Growth Portfolio Class 3        1.77%           3,259       (6,487)     --      --       (3,228)
SAST Mid-Cap Growth Portfolio Class 3        1.80%             510       (1,148)     --      --         (638)
SAST Mid-Cap Growth Portfolio Class 3        1.90%           1,833       (1,846)     --      --          (13)
SAST Mid-Cap Growth Portfolio Class 3        2.15%             512          (10)     --      --          502
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.15%         140,748       (7,665)     --      --      133,083
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.30%       2,075,586     (128,862)     --      --    1,946,724
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.40%          56,124       (3,697)     --      --       52,427
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.55%         569,853      (64,023)     --      --      505,830
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.65%         470,466      (60,499)     --      --      409,967
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.80%          75,221       (5,246)     --      --       69,975
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.90%         206,384      (17,369)     --      --      189,015
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           2.15%              31         (510)     --      --         (479)
SAST Real Estate Portfolio Class 1           1.52%           1,395       (5,896)    927      --       (3,574)
SAST Real Estate Portfolio Class 3           0.85%             305       (1,008)     --      --         (703)
SAST Real Estate Portfolio Class 3           0.95%             119         (179)     --      --          (60)
SAST Real Estate Portfolio Class 3           1.10%             204           (1)     --      --          203
SAST Real Estate Portfolio Class 3           1.15%           3,324       (1,136)      6      --        2,194
SAST Real Estate Portfolio Class 3           1.20%             265         (203)     --      --           62
SAST Real Estate Portfolio Class 3           1.30%          26,902      (31,890)     --      --       (4,988)
SAST Real Estate Portfolio Class 3           1.40%           5,310       (2,262)     --      --        3,048
SAST Real Estate Portfolio Class 3           1.52%          47,267      (78,447)     --      --      (31,180)
SAST Real Estate Portfolio Class 3           1.55%          18,164      (27,393)     --      --       (9,229)
SAST Real Estate Portfolio Class 3           1.65%          85,459      (89,529)     --      --       (4,070)
SAST Real Estate Portfolio Class 3           1.72%             888       (5,605)     --      --       (4,717)
SAST Real Estate Portfolio Class 3           1.77%           6,091      (16,799)     --      --      (10,708)
SAST Real Estate Portfolio Class 3           1.80%           1,988       (3,989)     --      --       (2,001)
SAST Real Estate Portfolio Class 3           1.90%           9,347      (31,435)     --      --      (22,088)
SAST Real Estate Portfolio Class 3           2.15%              62          (77)     --      --          (15)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     0.85%             907       (2,058)     --      --       (1,151)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     0.95%             310         (334)     --      --          (24)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.10%             809           --      --      --          809
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.15%           7,444       (1,816)     --      --        5,628
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.20%             887         (140)     --      --          747
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.30%          21,698      (18,086)     --      --        3,612
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.40%           4,216      (14,892)     --      --      (10,676)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.52%          20,337      (60,013)     --     (23)     (39,699)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.55%          19,206      (10,876)     --      --        8,330
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.65%          19,226      (21,627)     --      --       (2,401)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.72%             619       (6,803)     --      --       (6,184)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.77%           8,017      (17,910)     --      --       (9,893)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.80%           1,844       (4,659)     --      --       (2,815)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.90%          11,082       (9,589)     --      --        1,493
SAST Small & Mid Cap Value Portfolio
 Class 3                                     2.15%             596           (2)     --      --          594
SAST Small Company Value Portfolio
 Class 3                                     0.85%             941       (1,111)     --      --         (170)
SAST Small Company Value Portfolio
 Class 3                                     0.95%             439         (258)     --      --          181
SAST Small Company Value Portfolio
 Class 3                                     1.10%           2,150           --      --      --        2,150
SAST Small Company Value Portfolio
 Class 3                                     1.15%           1,193       (1,061)     --      --          132
SAST Small Company Value Portfolio
 Class 3                                     1.20%           1,001         (494)     --      --          507
SAST Small Company Value Portfolio
 Class 3                                     1.30%          14,659       (8,208)     --      --        6,451
SAST Small Company Value Portfolio
 Class 3                                     1.40%           9,146      (19,714)     --      --      (10,568)
SAST Small Company Value Portfolio
 Class 3                                     1.52%          13,832      (48,183)     --      --      (34,351)
SAST Small Company Value Portfolio
 Class 3                                     1.55%          12,331       (7,499)     --      --        4,832
SAST Small Company Value Portfolio
 Class 3                                     1.65%           7,288       (2,517)     --      --        4,771
SAST Small Company Value Portfolio
 Class 3                                     1.70%             540           --      --      --          540
SAST Small Company Value Portfolio
 Class 3                                     1.72%             450       (6,415)     --      --       (5,965)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Small Company Value Portfolio
 Class 3                                     1.77%           8,705       (19,659)     --     --      (10,954)
SAST Small Company Value Portfolio
 Class 3                                     1.80%           1,282        (1,265)     --     --           17
SAST Small Company Value Portfolio
 Class 3                                     1.90%           6,229        (3,991)     --     --        2,238
SAST Small Company Value Portfolio
 Class 3                                     2.15%             757            (5)     --     --          752
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.15%         332,643       (52,504)     --     --      280,139
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.30%       8,265,742    (1,027,796)     --     --    7,237,946
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.40%         167,042       (33,326)     --     --      133,716
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.52%          15,287       (89,767)     --     --      (74,480)
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.55%       3,278,375      (511,386)     --     --    2,766,989
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.65%       1,804,238      (475,166)     --     --    1,329,072
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.72%           4,160           (12)     --     --        4,148
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.77%           8,921       (13,215)     --     --       (4,294)
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.80%         451,602      (128,711)     --     --      322,891
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.90%         694,497      (256,003)     --     --      438,494
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           2.15%             876       (13,947)     --     --      (13,071)
SAST Technology Portfolio Class 1            1.52%           1,862        (5,707)     --     --       (3,845)
SAST Technology Portfolio Class 3            1.10%           1,423            --      --     --        1,423
SAST Technology Portfolio Class 3            1.15%           3,157        (1,234)     --     --        1,923
SAST Technology Portfolio Class 3            1.30%           3,181          (817)     --     --        2,364
SAST Technology Portfolio Class 3            1.40%           5,084          (389)     --     --        4,695
SAST Technology Portfolio Class 3            1.52%           3,324       (54,191)     --     --      (50,867)
SAST Technology Portfolio Class 3            1.55%          10,039        (1,697)     --     --        8,342
SAST Technology Portfolio Class 3            1.65%           6,087        (4,886)     --     --        1,201
SAST Technology Portfolio Class 3            1.70%              --           (76)     --     --          (76)
SAST Technology Portfolio Class 3            1.72%          40,204       (25,307)     --     --       14,897
SAST Technology Portfolio Class 3            1.77%           4,273        (9,198)     --     --       (4,925)
SAST Technology Portfolio Class 3            1.80%           6,965           (40)     --     --        6,925
SAST Technology Portfolio Class 3            1.90%           1,758        (1,093)     --     --          665
SAST Telecom Utility Portfolio Class 1       1.52%           6,687       (13,828)  1,012     --       (6,129)
SAST Telecom Utility Portfolio Class 3       0.85%              13            (1)     --     --           12
SAST Telecom Utility Portfolio Class 3       0.95%             190           (31)     --     --          159
SAST Telecom Utility Portfolio Class 3       1.15%           1,595          (516)     --     --        1,079
SAST Telecom Utility Portfolio Class 3       1.20%              --            (6)     --     --           (6)
SAST Telecom Utility Portfolio Class 3       1.30%           4,506          (270)     --     --        4,236
SAST Telecom Utility Portfolio Class 3       1.52%           1,809        (5,192)     --     --       (3,383)
SAST Telecom Utility Portfolio Class 3       1.55%           2,178        (3,817)     --     --       (1,639)
SAST Telecom Utility Portfolio Class 3       1.65%           3,691          (473)     --     --        3,218
SAST Telecom Utility Portfolio Class 3       1.77%             449          (743)     --     --         (294)
SAST Telecom Utility Portfolio Class 3       1.80%             117           (65)     --     --           52
SAST Telecom Utility Portfolio Class 3       1.90%             678           (75)     --     --          603
SAST Total Return Bond Portfolio
 Class 1                                     1.52%           1,859        (9,805)     --    (50)      (7,996)
SAST Total Return Bond Portfolio
 Class 3                                     0.85%           1,357        (3,300)     --     --       (1,943)
SAST Total Return Bond Portfolio
 Class 3                                     0.95%           2,500        (4,342)     --     --       (1,842)
SAST Total Return Bond Portfolio
 Class 3                                     1.10%          24,260          (210)     --     --       24,050
SAST Total Return Bond Portfolio
 Class 3                                     1.15%           7,847        (3,741)     --     --        4,106
SAST Total Return Bond Portfolio
 Class 3                                     1.20%           2,850        (2,126)     --     --          724
SAST Total Return Bond Portfolio
 Class 3                                     1.30%         120,782      (110,799)     --     --        9,983
SAST Total Return Bond Portfolio
 Class 3                                     1.40%          13,783        (2,876)     --     --       10,907
SAST Total Return Bond Portfolio
 Class 3                                     1.52%          18,021       (79,376)     --    (19)     (61,374)
SAST Total Return Bond Portfolio
 Class 3                                     1.55%         113,544      (132,828)     --     --      (19,284)
SAST Total Return Bond Portfolio
 Class 3                                     1.65%          52,606       (58,358)     --     --       (5,752)
SAST Total Return Bond Portfolio
 Class 3                                     1.72%               7          (848)     --     --         (841)
SAST Total Return Bond Portfolio
 Class 3                                     1.77%          10,462       (42,269)     --     --      (31,807)
SAST Total Return Bond Portfolio
 Class 3                                     1.80%          15,482       (23,847)     --     --       (8,365)
SAST Total Return Bond Portfolio
 Class 3                                     1.90%          25,489       (33,829)     --     --       (8,340)
SAST Total Return Bond Portfolio
 Class 3                                     2.15%             173          (572)     --     --         (399)
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.15%          82,507        (2,534)     --     --       79,973
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.30%       1,796,653       (78,517)     --     --    1,718,136
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.40%          49,492        (2,813)     --     --       46,679
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.55%         488,402       (55,947)     --     --      432,455
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.65%         507,462       (31,842)     --     --      475,620
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.80%          68,804        (3,320)     --     --       65,484
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.90%         209,988       (10,328)     --     --      199,660
SAST VCP Total Return Balanced
 Portfolio Class 3                           2.15%              11          (359)     --     --         (348)
SAST VCP Value Portfolio Class 3             1.15%         134,121        (4,229)     --     --      129,892
SAST VCP Value Portfolio Class 3             1.30%       2,398,726      (118,830)     --     --    2,279,896
SAST VCP Value Portfolio Class 3             1.40%         174,886        (9,895)     --     --      164,991
SAST VCP Value Portfolio Class 3             1.55%         696,716       (62,274)     --     --      634,442

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST VCP Value Portfolio Class 3             1.65%        777,718       (48,906)    --       --     728,812
SAST VCP Value Portfolio Class 3             1.80%         97,119        (4,708)    --       --      92,411
SAST VCP Value Portfolio Class 3             1.90%        289,997       (15,301)    --       --     274,696
SAST VCP Value Portfolio Class 3             2.15%             36          (435)    --       --        (399)
SST Allocation Balanced Portfolio
 Class 3                                     1.15%             --        (2,767)    --       --      (2,767)
SST Allocation Balanced Portfolio
 Class 3                                     1.30%         18,833       (20,666)    --       --      (1,833)
SST Allocation Balanced Portfolio
 Class 3                                     1.40%             19        (3,508)    --       --      (3,489)
SST Allocation Balanced Portfolio
 Class 3                                     1.52%          1,531        (2,664)    --       --      (1,133)
SST Allocation Balanced Portfolio
 Class 3                                     1.55%         74,287      (100,763)    --       --     (26,476)
SST Allocation Balanced Portfolio
 Class 3                                     1.65%          8,426        (5,010)    --       --       3,416
SST Allocation Balanced Portfolio
 Class 3                                     1.77%            443        (1,639)    --       --      (1,196)
SST Allocation Balanced Portfolio
 Class 3                                     1.80%          3,207        (4,957)    --       --      (1,750)
SST Allocation Balanced Portfolio
 Class 3                                     1.90%          7,006          (782)    --       --       6,224
SST Allocation Growth Portfolio Class
 3                                           1.15%            532        (1,374)    --       --        (842)
SST Allocation Growth Portfolio Class
 3                                           1.30%          2,222        (2,928)    --       --        (706)
SST Allocation Growth Portfolio Class
 3                                           1.40%             15           (84)    --       --         (69)
SST Allocation Growth Portfolio Class
 3                                           1.52%          2,156       (30,445)    --       --     (28,289)
SST Allocation Growth Portfolio Class
 3                                           1.55%         11,209        (2,493)    --       --       8,716
SST Allocation Growth Portfolio Class
 3                                           1.65%             97          (508)    --       --        (411)
SST Allocation Growth Portfolio Class
 3                                           1.77%             54        (2,292)    --       --      (2,238)
SST Allocation Growth Portfolio Class
 3                                           1.80%             18           (61)    --       --         (43)
SST Allocation Growth Portfolio Class
 3                                           1.90%            102          (184)    --       --         (82)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.15%             29        (3,922)    --       --      (3,893)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.30%         21,177        (7,403)    --       --      13,774
SST Allocation Moderate Growth
 Portfolio Class 3                           1.40%             70          (511)    --       --        (441)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.52%          1,455        (4,958)    --       --      (3,503)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.55%          5,173       (10,431)    --       --      (5,258)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.65%          9,251        (6,588)    --       --       2,663
SST Allocation Moderate Growth
 Portfolio Class 3                           1.77%          1,248        (4,486)    --       --      (3,238)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.80%          7,799        (2,533)    --       --       5,266
SST Allocation Moderate Growth
 Portfolio Class 3                           1.90%            152          (286)    --       --        (134)
SST Allocation Moderate Portfolio
 Class 3                                     1.30%          7,697       (13,597)    --       --      (5,900)
SST Allocation Moderate Portfolio
 Class 3                                     1.40%             30          (242)    --       --        (212)
SST Allocation Moderate Portfolio
 Class 3                                     1.52%          2,564        (5,776)    --       --      (3,212)
SST Allocation Moderate Portfolio
 Class 3                                     1.55%         31,125       (24,376)    --       --       6,749
SST Allocation Moderate Portfolio
 Class 3                                     1.65%         13,004        (5,506)    --       --       7,498
SST Allocation Moderate Portfolio
 Class 3                                     1.77%             22           (55)    --       --         (33)
SST Allocation Moderate Portfolio
 Class 3                                     1.80%            423        (6,505)    --       --      (6,082)
SST Allocation Moderate Portfolio
 Class 3                                     1.90%         10,748        (8,522)    --       --       2,226
SST Allocation Moderate Portfolio
 Class 3                                     2.15%             91            (7)    --       --          84
SST Diversified Fixed Income Portfolio       1.10%          2,218            --     --       --       2,218
SST International Equity Portfolio           1.10%          5,458            (2)    --       --       5,456
SST Mid Cap Value Portfolio                  1.10%          2,231            --     --       --       2,231
SST Real Return Portfolio Class 3            0.85%            489        (1,971)    --       --      (1,482)
SST Real Return Portfolio Class 3            0.95%          1,845        (2,519)    --       --        (674)
SST Real Return Portfolio Class 3            1.10%          3,091            (5)    --       --       3,086
SST Real Return Portfolio Class 3            1.15%          1,563        (1,196)    --       --         367
SST Real Return Portfolio Class 3            1.20%            862        (1,891)    --       --      (1,029)
SST Real Return Portfolio Class 3            1.30%        124,136       (73,146)    --       --      50,990
SST Real Return Portfolio Class 3            1.40%          4,785        (1,529)    --       --       3,256
SST Real Return Portfolio Class 3            1.52%         10,492       (25,267)    --       --     (14,775)
SST Real Return Portfolio Class 3            1.55%         97,890       (78,137)    --       --      19,753
SST Real Return Portfolio Class 3            1.65%         23,365       (13,145)    --       --      10,220
SST Real Return Portfolio Class 3            1.72%            127            --     --       --         127
SST Real Return Portfolio Class 3            1.77%          9,020       (32,204)    --       --     (23,184)
SST Real Return Portfolio Class 3            1.80%          5,351       (11,831)    --       --      (6,480)
SST Real Return Portfolio Class 3            1.90%          8,969       (11,357)    --       --      (2,388)
SST Real Return Portfolio Class 3            2.15%             70           (66)    --       --           4
SST Stock Portfolio Class 3                  1.70%            496            --     --       --         496
VALIC Company I International
 Equities Index Fund                         1.10%          6,083            (3)    --       --       6,080
VALIC Company I International
 Equities Index Fund                         1.40%          3,556           (16)    --       --       3,540
VALIC Company I International
 Equities Index Fund                         1.70%            555            --     --       --         555
VALIC Company I Mid Cap Index Fund           1.10%         22,444           (42)    --       --      22,402
VALIC Company I Mid Cap Index Fund           1.40%          2,218            (6)    --       --       2,212
VALIC Company I Mid Cap Index Fund           1.70%            536            --     --       --         536
VALIC Company I Small Cap Index Fund         1.10%         13,706           (39)    --       --      13,667
VALIC Company I Small Cap Index Fund         1.40%          1,324            --     --       --       1,324
VALIC Company I Stock Index Fund             1.10%         51,998           (40)    --       --      51,958
VALIC Company I Stock Index Fund             1.40%          4,417           (58)    --       --       4,359

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
American Funds Asset Allocation Fund
 Class 2                                     0.85%          3,774       (13,953)     --        --    (10,179)
American Funds Asset Allocation Fund
 Class 2                                     0.95%             60          (129)     --        --        (69)
American Funds Asset Allocation Fund
 Class 2                                     1.20%             87           (33)     --        --         54
American Funds Global Growth Fund
 Class 2                                     0.85%          1,341        (8,387)     --       (66)    (7,112)
American Funds Global Growth Fund
 Class 2                                     0.95%          1,959        (1,552)     --        --        407
American Funds Global Growth Fund
 Class 2                                     1.20%          1,125          (286)     --        --        839
American Funds Global Growth Fund
 Class 2                                     1.52%          2,577       (48,649)     --        --    (46,072)
American Funds Global Growth Fund
 Class 2                                     1.72%          1,246       (17,044)     --        --    (15,798)
American Funds Growth Fund Class 2           0.85%            755        (8,319)     --       (54)    (7,618)
American Funds Growth Fund Class 2           0.95%          1,084          (693)     --        --        391
American Funds Growth Fund Class 2           1.20%            287          (453)     --        --       (166)
American Funds Growth Fund Class 2           1.52%          2,401       (54,398)     --        --    (51,997)
American Funds Growth Fund Class 2           1.72%            819        (9,230)     --        --     (8,411)
American Funds Growth-Income Fund
 Class 2                                     0.85%            441       (20,227)     --        --    (19,786)
American Funds Growth-Income Fund
 Class 2                                     0.95%          1,100          (529)     --        --        571
American Funds Growth-Income Fund
 Class 2                                     1.20%            453          (210)     --        --        243
American Funds Growth-Income Fund
 Class 2                                     1.52%          2,789       (78,403)     --        --    (75,614)
American Funds Growth-Income Fund
 Class 2                                     1.72%            427       (14,775)     --        --    (14,348)
AST Asset Allocation Portfolio Class 1       1.52%         14,594        (9,738)     --       (68)     4,788
AST Asset Allocation Portfolio Class 3       0.85%              5          (604)     --        --       (599)
AST Asset Allocation Portfolio Class 3       0.95%             47          (211)     --        --       (164)
AST Asset Allocation Portfolio Class 3       1.15%          2,896           (39)     --        --      2,857
AST Asset Allocation Portfolio Class 3       1.20%             75           (33)     --        --         42
AST Asset Allocation Portfolio Class 3       1.30%          1,814           (25)     --        --      1,789
AST Asset Allocation Portfolio Class 3       1.52%             55       (16,542)     --        --    (16,487)
AST Asset Allocation Portfolio Class 3       1.55%          4,548        (4,516)     --        --         32
AST Asset Allocation Portfolio Class 3       1.65%             26          (115)     --        --        (89)
AST Asset Allocation Portfolio Class 3       1.72%             --            (3)     --        --         (3)
AST Asset Allocation Portfolio Class 3       1.77%             --            (6)     --        --         (6)
AST Asset Allocation Portfolio Class 3       1.80%          1,565        (1,997)     --        --       (432)
AST Asset Allocation Portfolio Class 3       1.90%            169        (1,546)     --        --     (1,377)
AST Capital Appreciation Portfolio
 Class 1                                     1.52%          1,992       (14,711)    350        --    (12,369)
AST Capital Appreciation Portfolio
 Class 3                                     0.85%          1,150       (12,063)     --        --    (10,913)
AST Capital Appreciation Portfolio
 Class 3                                     0.95%          2,683        (1,652)     --        --      1,031
AST Capital Appreciation Portfolio
 Class 3                                     1.15%          3,922        (1,309)    139        --      2,752
AST Capital Appreciation Portfolio
 Class 3                                     1.20%          1,173          (340)     --        --        833
AST Capital Appreciation Portfolio
 Class 3                                     1.30%         26,043       (28,035)     --        --     (1,992)
AST Capital Appreciation Portfolio
 Class 3                                     1.40%          5,614          (635)     --        --      4,979
AST Capital Appreciation Portfolio
 Class 3                                     1.52%          2,679       (46,563)     --        --    (43,884)
AST Capital Appreciation Portfolio
 Class 3                                     1.55%         11,586       (14,418)     --        --     (2,832)
AST Capital Appreciation Portfolio
 Class 3                                     1.65%         78,440       (63,492)     --        --     14,948
AST Capital Appreciation Portfolio
 Class 3                                     1.70%              1          (481)     --        --       (480)
AST Capital Appreciation Portfolio
 Class 3                                     1.72%            445        (3,599)     --        --     (3,154)
AST Capital Appreciation Portfolio
 Class 3                                     1.77%          1,140        (4,911)     --        --     (3,771)
AST Capital Appreciation Portfolio
 Class 3                                     1.80%          1,308        (3,071)     --        --     (1,763)
AST Capital Appreciation Portfolio
 Class 3                                     1.90%          6,181        (5,295)     --        --        886
AST Capital Appreciation Portfolio
 Class 3                                     2.15%             --           (19)     --        --        (19)
AST Government and Quality Bond
 Portfolio Class 1                           1.52%         18,892       (44,853)     --    (1,485)   (27,446)
AST Government and Quality Bond
 Portfolio Class 3                           0.85%          2,581        (6,706)     --       (87)    (4,212)
AST Government and Quality Bond
 Portfolio Class 3                           0.95%          6,728        (3,813)     --        --      2,915
AST Government and Quality Bond
 Portfolio Class 3                           1.15%          8,695          (928)     --      (181)     7,586
AST Government and Quality Bond
 Portfolio Class 3                           1.20%          2,140        (2,446)     --        --       (306)
AST Government and Quality Bond
 Portfolio Class 3                           1.30%        106,844       (63,543)     --        --     43,301
AST Government and Quality Bond
 Portfolio Class 3                           1.40%          4,215        (2,090)     --        --      2,125
AST Government and Quality Bond
 Portfolio Class 3                           1.52%         22,932      (153,784)     --        --   (130,852)
AST Government and Quality Bond
 Portfolio Class 3                           1.55%         58,400       (32,927)     --        --     25,473
AST Government and Quality Bond
 Portfolio Class 3                           1.65%        179,680      (146,138)     --        --     33,542
AST Government and Quality Bond
 Portfolio Class 3                           1.72%            255       (15,686)     --        --    (15,431)
AST Government and Quality Bond
 Portfolio Class 3                           1.77%          7,172       (22,804)     --        --    (15,632)
AST Government and Quality Bond
 Portfolio Class 3                           1.80%          4,310       (17,341)     --        --    (13,031)
AST Government and Quality Bond
 Portfolio Class 3                           1.90%         16,950       (15,861)     --        --      1,089
AST Government and Quality Bond
 Portfolio Class 3                           2.15%             30           (21)     --        --          9
AST Growth Portfolio Class 1                 1.52%            800       (10,909)     32        --    (10,077)
AST Growth Portfolio Class 3                 0.85%             16        (1,417)     --        --     (1,401)
AST Growth Portfolio Class 3                 0.95%            181            (2)     --        --        179
AST Growth Portfolio Class 3                 1.15%          2,750        (2,018)     --        --        732
AST Growth Portfolio Class 3                 1.30%             26           (65)     --        --        (39)
AST Growth Portfolio Class 3                 1.40%              1           (27)     --        --        (26)
AST Growth Portfolio Class 3                 1.52%          1,108       (21,064)     --        --    (19,956)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
AST Growth Portfolio Class 3                 1.55%             12          (15)      --       --         (3)
AST Growth Portfolio Class 3                 1.65%          3,575         (120)      --       --      3,455
AST Growth Portfolio Class 3                 1.72%              7       (2,205)      --       --     (2,198)
AST Growth Portfolio Class 3                 1.77%             12         (950)      --       --       (938)
AST Growth Portfolio Class 3                 1.80%          4,027           (4)      --       --      4,023
AST Growth Portfolio Class 3                 1.90%          2,514         (581)      --       --      1,933
AST Natural Resources Portfolio Class
 1                                           1.52%            930       (8,946)     229       --     (7,787)
AST Natural Resources Portfolio Class
 3                                           0.85%            352       (2,255)      --       --     (1,903)
AST Natural Resources Portfolio Class
 3                                           1.15%          8,665       (1,270)      --       --      7,395
AST Natural Resources Portfolio Class
 3                                           1.20%             --           (5)      --       --         (5)
AST Natural Resources Portfolio Class
 3                                           1.30%          8,420       (3,769)      --       --      4,651
AST Natural Resources Portfolio Class
 3                                           1.40%          3,281         (126)      --       --      3,155
AST Natural Resources Portfolio Class
 3                                           1.52%         35,743      (15,748)      --       --     19,995
AST Natural Resources Portfolio Class
 3                                           1.55%          6,993       (2,628)      --       --      4,365
AST Natural Resources Portfolio Class
 3                                           1.65%         66,065      (10,103)      --       --     55,962
AST Natural Resources Portfolio Class
 3                                           1.72%          1,653      (10,331)      --       --     (8,678)
AST Natural Resources Portfolio Class
 3                                           1.77%          2,345       (2,822)      --       --       (477)
AST Natural Resources Portfolio Class
 3                                           1.80%          4,312       (1,267)      --       --      3,045
AST Natural Resources Portfolio Class
 3                                           1.90%          8,791       (4,231)      --       --      4,560
Columbia VP Income Opportunities Fund
 Class 1                                     1.52%             37         (163)      --       --       (126)
Columbia VP Income Opportunities Fund
 Class 1                                     1.72%             24          (36)      --       --        (12)
Columbia VP Income Opportunities Fund
 Class 1                                     1.77%             38          (69)      --       --        (31)
Columbia VP Marsico Focused Equities
 Fund Class 1                                1.52%            173       (2,448)      --       --     (2,275)
Columbia VP Marsico Focused Equities
 Fund Class 1                                1.72%             61       (5,383)      --       --     (5,322)
Columbia VP Marsico Focused Equities
 Fund Class 1                                1.77%             34       (1,687)      --       --     (1,653)
Franklin Income Securities Fund              0.85%            147       (7,597)      --       --     (7,450)
Franklin Income Securities Fund              0.95%            283         (390)      --       --       (107)
Franklin Income Securities Fund              1.15%         19,560       (5,733)      --       --     13,827
Franklin Income Securities Fund              1.20%            257         (156)      --       --        101
Franklin Income Securities Fund              1.30%        115,457      (16,852)      --       --     98,605
Franklin Income Securities Fund              1.40%            288           --       --       --        288
Franklin Income Securities Fund              1.52%         15,577      (31,356)      --       --    (15,779)
Franklin Income Securities Fund              1.55%         47,331      (21,519)      --       --     25,812
Franklin Income Securities Fund              1.65%         27,524       (7,259)      --       --     20,265
Franklin Income Securities Fund              1.77%          2,248       (3,701)      --       --     (1,453)
Franklin Income Securities Fund              1.80%         10,069       (5,045)      --       --      5,024
Franklin Income Securities Fund              1.90%         32,825       (3,147)      --       --     29,678
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    0.85%              9       (2,834)      --       --     (2,825)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.15%          1,671       (9,820)      --       --     (8,149)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.30%          8,624         (489)      --       --      8,135
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.52%          3,846      (25,151)      --       --    (21,305)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.55%         34,833       (2,410)      --       --     32,423
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.65%          3,440       (2,931)      --       --        509
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.77%          1,978      (36,690)      --       --    (34,712)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.80%            464         (104)      --       --        360
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                    1.90%          5,643       (2,130)      --       --      3,513
Invesco VI American Franchise Fund
 Series II                                   0.85%             21       (6,983)      --       --     (6,962)
Invesco VI American Franchise Fund
 Series II                                   1.52%          2,277       (5,401)      --       --     (3,124)
Invesco VI American Franchise Fund
 Series II                                   1.55%          1,039         (297)      --       --        742
Invesco VI American Franchise Fund
 Series II                                   1.65%             52         (110)      --       --        (58)
Invesco VI American Franchise Fund
 Series II                                   1.72%              4          (34)      --       --        (30)
Invesco VI American Franchise Fund
 Series II                                   1.77%             13         (636)      --       --       (623)
Invesco VI American Franchise Fund
 Series II                                   1.90%            509         (408)      --       --        101
Invesco VI Comstock Fund Series II           0.85%          1,777      (14,165)      --     (195)   (12,583)
Invesco VI Comstock Fund Series II           0.95%          4,530       (2,717)      --       --      1,813
Invesco VI Comstock Fund Series II           1.15%          2,591         (749)       4       --      1,846
Invesco VI Comstock Fund Series II           1.20%          1,141         (993)      --       --        148
Invesco VI Comstock Fund Series II           1.30%         17,328      (17,398)      --       --        (70)
Invesco VI Comstock Fund Series II           1.40%         11,341       (2,403)      --       --      8,938
Invesco VI Comstock Fund Series II           1.52%         16,589      (79,894)      --       --    (63,305)
Invesco VI Comstock Fund Series II           1.55%         25,016      (11,964)      --       --     13,052
Invesco VI Comstock Fund Series II           1.65%          6,142       (4,897)      --       --      1,245
Invesco VI Comstock Fund Series II           1.72%          2,530       (7,208)      --       --     (4,678)
Invesco VI Comstock Fund Series II           1.77%          4,498      (20,739)      --       --    (16,241)
Invesco VI Comstock Fund Series II           1.80%          5,695       (1,909)      --       --      3,786
Invesco VI Comstock Fund Series II           1.90%          8,103       (7,709)      --       --        394
Invesco VI Comstock Fund Series II           2.15%              1          (20)      --       --        (19)
Invesco VI Growth and Income Fund
 Series II                                   0.85%          1,646      (12,851)      --     (178)   (11,383)
Invesco VI Growth and Income Fund
 Series II                                   0.95%          4,237       (3,073)      --       --      1,164
Invesco VI Growth and Income Fund
 Series II                                   1.15%          3,841         (314)      --     (416)     3,111
Invesco VI Growth and Income Fund
 Series II                                   1.20%          1,115       (1,110)      --       --          5

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
Invesco VI Growth and Income Fund
 Series II                                   1.30%         16,796       (23,047)      --      --      (6,251)
Invesco VI Growth and Income Fund
 Series II                                   1.40%          8,743        (2,630)      --      --       6,113
Invesco VI Growth and Income Fund
 Series II                                   1.52%         11,810      (136,546)      --      --    (124,736)
Invesco VI Growth and Income Fund
 Series II                                   1.55%         15,384       (16,704)      --      --      (1,320)
Invesco VI Growth and Income Fund
 Series II                                   1.65%         17,617        (7,064)      --      --      10,553
Invesco VI Growth and Income Fund
 Series II                                   1.72%            217       (10,207)      --      --      (9,990)
Invesco VI Growth and Income Fund
 Series II                                   1.77%          6,475       (30,104)      --      --     (23,629)
Invesco VI Growth and Income Fund
 Series II                                   1.80%          2,687        (2,632)      --      --          55
Invesco VI Growth and Income Fund
 Series II                                   1.90%          9,501       (12,313)      --      --      (2,812)
Invesco VI Growth and Income Fund
 Series II                                   2.15%             --           (30)      --      --         (30)
Lord Abbett Growth and Income
 Portfolio Class VC                          0.85%            369        (6,956)      --      --      (6,587)
Lord Abbett Growth and Income
 Portfolio Class VC                          0.95%            361          (828)      --      --        (467)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.15%            893        (1,521)      --    (239)       (867)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.20%             78          (101)      --      --         (23)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.30%          3,973        (9,861)      --      --      (5,888)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.40%          2,675          (705)      --      --       1,970
Lord Abbett Growth and Income
 Portfolio Class VC                          1.52%          6,850       (98,155)      --      --     (91,305)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.55%          7,560        (9,446)      --      --      (1,886)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.65%         10,108        (5,571)      --      --       4,537
Lord Abbett Growth and Income
 Portfolio Class VC                          1.72%            352        (6,651)      --      --      (6,299)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.77%          2,044       (19,391)      --      --     (17,347)
Lord Abbett Growth and Income
 Portfolio Class VC                          1.80%          1,894        (1,496)      --      --         398
Lord Abbett Growth and Income
 Portfolio Class VC                          1.90%          1,343        (5,937)      --      --      (4,594)
Lord Abbett Growth and Income
 Portfolio Class VC                          2.15%              2            (5)      --      --          (3)
Lord Abbett Mid Cap Stock Portfolio
 Class VC                                    0.85%             17        (1,213)      --      --      (1,196)
Principal Diversified International
 Account Class 2                             1.55%             --       (14,685)      --      --     (14,685)
Principal Diversified International
 Account Class 2                             1.70%             --           (16)      --      --         (16)
Principal Equity Income Account Class
 2                                           1.55%             --       (18,373)      --      --     (18,373)
Principal Equity Income Account Class
 2                                           1.70%             --        (4,416)      --      --      (4,416)
Principal Government & High Quality
 Bond Class 2                                1.55%              1        (1,142)      --      --      (1,141)
Principal Government & High Quality
 Bond Class 2                                1.70%             --            --       --      --          --
Principal Income Account Class 2             1.55%              3        (9,097)      --      --      (9,094)
Principal Income Account Class 2             1.70%             --        (1,141)      --      --      (1,141)
Principal LargeCap Blend Account II
 Class 2                                     1.55%             --        (2,919)      --      --      (2,919)
Principal LargeCap Blend Account II
 Class 2                                     1.70%              1           (47)      --      --         (46)
Principal LargeCap Growth Account
 Class 2                                     1.55%             --        (1,595)      --      --      (1,595)
Principal Money Market Account Class 2       1.55%             --            --       --      --          --
Principal Money Market Account Class 2       1.70%             --          (137)      --      --        (137)
Principal PVC MidCap Blend Acct Class
 2                                           1.55%              1        (8,034)      --      --      (8,033)
Principal PVC MidCap Blend Acct Class
 2                                           1.70%          3,013        (6,159)      --      --      (3,146)
Principal PVC Principal Capital
 Appreciation Account Class 2                1.55%              4        (7,134)      --      --      (7,130)
Principal PVC Principal Capital
 Appreciation Account Class 2                1.70%             --        (1,320)      --      --      (1,320)
Principal Real Estate Securities
 Account Class 2                             1.55%             --           (36)      --      --         (36)
Principal Real Estate Securities
 Account Class 2                             1.70%             --            (1)      --      --          (1)
Principal SAM Balanced Portfolio
 Class 2                                     1.52%            318        (2,439)      --      --      (2,121)
Principal SAM Balanced Portfolio
 Class 2                                     1.55%          3,566       (41,281)   3,198      --     (34,517)
Principal SAM Balanced Portfolio
 Class 2                                     1.70%              3       (25,210)      --      --     (25,207)
Principal SAM Balanced Portfolio
 Class 2                                     1.77%         13,648       (64,367)      --      --     (50,719)
Principal SAM Conservative Balanced
 Portfolio Class 2                           1.55%             39          (246)      --      --        (207)
Principal SAM Conservative Balanced
 Portfolio Class 2                           1.70%             --          (412)      --      --        (412)
Principal SAM Conservative Balanced
 Portfolio Class 2                           1.77%             --           (39)      --      --         (39)
Principal SAM Conservative Growth
 Portfolio Class 2                           1.55%             88        (3,555)      --      --      (3,467)
Principal SAM Conservative Growth
 Portfolio Class 2                           1.70%              1        (3,370)      --      --      (3,369)
Principal SAM Flexible Income
 Portfolio Class 2                           1.55%            556        (7,909)   3,847      --      (3,506)
Principal SAM Flexible Income
 Portfolio Class 2                           1.70%            404           (11)      --      --         393
Principal SAM Flexible Income
 Portfolio Class 2                           1.77%             --            (9)      --      --          (9)
Principal SAM Strategic Growth
 Portfolio Class 2                           1.55%             --        (6,169)      --      --      (6,169)
Principal SAM Strategic Growth
 Portfolio Class 2                           1.70%             --          (119)      --      --        (119)
Principal Short-Term Income Account
 Class 2                                     1.55%             63          (171)      --      --        (108)
Principal SmallCap Growth Account II
 Class 2                                     1.55%              2          (119)      --      --        (117)
Principal SmallCap Growth Account II
 Class 2                                     1.70%             --        (3,974)      --      --      (3,974)
SAST Aggressive Growth Portfolio
 Class 1                                     1.52%          1,584       (14,592)      --     (76)    (13,084)
SAST Aggressive Growth Portfolio
 Class 3                                     0.85%              9           123       --    (123)          9
SAST Aggressive Growth Portfolio
 Class 3                                     1.15%          3,239           (72)      --      --       3,167
SAST Aggressive Growth Portfolio
 Class 3                                     1.30%            675          (824)      --      --        (149)
SAST Aggressive Growth Portfolio
 Class 3                                     1.40%         18,055          (377)      --      --      17,678
SAST Aggressive Growth Portfolio
 Class 3                                     1.52%         69,641      (127,332)      --      --     (57,691)
SAST Aggressive Growth Portfolio
 Class 3                                     1.55%          3,897          (464)      --      --       3,433
SAST Aggressive Growth Portfolio
 Class 3                                     1.65%         25,106       (40,987)      --      --     (15,881)
SAST Aggressive Growth Portfolio
 Class 3                                     1.72%            106        (8,306)      --      --      (8,200)
SAST Aggressive Growth Portfolio
 Class 3                                     1.77%          2,100          (822)      --      --       1,278

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Aggressive Growth Portfolio
 Class 3                                     1.80%             --          (780)     --       --       (780)
SAST Aggressive Growth Portfolio
 Class 3                                     1.90%          8,293        (3,000)     --       --      5,293
SAST Alliance Growth Portfolio Class 1       1.52%          3,008       (22,344)     --     (437)   (19,773)
SAST Alliance Growth Portfolio Class 3       0.85%             64          (666)     --       --       (602)
SAST Alliance Growth Portfolio Class 3       1.15%            988        (1,198)     --       --       (210)
SAST Alliance Growth Portfolio Class 3       1.30%            175          (757)     --       --       (582)
SAST Alliance Growth Portfolio Class 3       1.40%         33,047        (2,586)     --       --     30,461
SAST Alliance Growth Portfolio Class 3       1.52%          1,267       (30,029)     --       --    (28,762)
SAST Alliance Growth Portfolio Class 3       1.55%          2,989        (2,524)     --       --        465
SAST Alliance Growth Portfolio Class 3       1.65%         42,425       (21,546)     --       --     20,879
SAST Alliance Growth Portfolio Class 3       1.70%             --           (19)     --       --        (19)
SAST Alliance Growth Portfolio Class 3       1.72%             75        (6,713)     --       --     (6,638)
SAST Alliance Growth Portfolio Class 3       1.77%            436          (451)     --       --        (15)
SAST Alliance Growth Portfolio Class 3       1.80%            832          (714)     --       --        118
SAST Alliance Growth Portfolio Class 3       1.90%            767        (1,989)     --       --     (1,222)
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.15%          7,895        (5,294)     --       --      2,601
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.30%         68,818       (10,733)     --       --     58,085
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.52%         30,720       (35,290)     --       --     (4,570)
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.55%         31,027        (5,730)     --       --     25,297
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.65%         56,024          (610)     --       --     55,414
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.77%            940       (38,010)     --       --    (37,070)
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.80%            677        (1,173)     --       --       (496)
SAST American Funds Asset Allocation
 Portfolio Class 3                           1.90%            248          (613)     --       --       (365)
SAST American Funds Global Growth
 Portfolio Class 3                           1.15%          6,752        (1,518)     --      (79)     5,155
SAST American Funds Global Growth
 Portfolio Class 3                           1.30%         25,944       (24,239)     --       --      1,705
SAST American Funds Global Growth
 Portfolio Class 3                           1.40%         28,027        (1,014)     --       --     27,013
SAST American Funds Global Growth
 Portfolio Class 3                           1.52%         17,271       (84,349)     --       --    (67,078)
SAST American Funds Global Growth
 Portfolio Class 3                           1.55%         17,288       (12,489)     --       --      4,799
SAST American Funds Global Growth
 Portfolio Class 3                           1.65%         39,453        (9,329)     --       --     30,124
SAST American Funds Global Growth
 Portfolio Class 3                           1.77%         12,773       (33,445)     --       --    (20,672)
SAST American Funds Global Growth
 Portfolio Class 3                           1.80%          3,022        (1,783)     --       --      1,239
SAST American Funds Global Growth
 Portfolio Class 3                           1.90%         15,127       (10,734)     --       --      4,393
SAST American Funds Global Growth
 Portfolio Class 3                           2.15%             32            (3)     --       --         29
SAST American Funds Growth Portfolio
 Class 3                                     1.15%          9,402        (3,507)    386       --      6,281
SAST American Funds Growth Portfolio
 Class 3                                     1.30%         50,907       (28,144)     --       --     22,763
SAST American Funds Growth Portfolio
 Class 3                                     1.40%          6,361          (559)     --       --      5,802
SAST American Funds Growth Portfolio
 Class 3                                     1.52%          9,304       (78,147)     --       --    (68,843)
SAST American Funds Growth Portfolio
 Class 3                                     1.55%         18,633       (10,010)     --       --      8,623
SAST American Funds Growth Portfolio
 Class 3                                     1.65%        131,624       (75,602)     --       --     56,022
SAST American Funds Growth Portfolio
 Class 3                                     1.77%          3,317       (23,887)     --       --    (20,570)
SAST American Funds Growth Portfolio
 Class 3                                     1.80%          1,347        (2,249)     --       --       (902)
SAST American Funds Growth Portfolio
 Class 3                                     1.90%         16,650        (6,746)     --       --      9,904
SAST American Funds Growth Portfolio
 Class 3                                     2.15%              4           (11)     --       --         (7)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.15%          5,910        (6,537)    473       --       (154)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.30%         33,255       (22,638)     --       --     10,617
SAST American Funds Growth-Income
 Portfolio Class 3                           1.40%          7,682          (220)     --       --      7,462
SAST American Funds Growth-Income
 Portfolio Class 3                           1.52%         10,945      (100,361)     --       --    (89,416)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.55%          9,812        (4,947)     --       --      4,865
SAST American Funds Growth-Income
 Portfolio Class 3                           1.65%         76,477       (50,406)     --       --     26,071
SAST American Funds Growth-Income
 Portfolio Class 3                           1.77%          1,064       (22,048)     --       --    (20,984)
SAST American Funds Growth-Income
 Portfolio Class 3                           1.80%          6,976        (2,922)     --       --      4,054
SAST American Funds Growth-Income
 Portfolio Class 3                           1.90%         19,404        (6,622)     --       --     12,782
SAST American Funds Growth-Income
 Portfolio Class 3                           2.15%              1           (14)     --       --        (13)
SAST Balanced Portfolio Class 1              1.52%          4,061       (24,299)     --     (281)   (20,519)
SAST Balanced Portfolio Class 3              0.85%          5,758          (173)     --      (70)     5,515
SAST Balanced Portfolio Class 3              0.95%             11          (430)     --       --       (419)
SAST Balanced Portfolio Class 3              1.15%         17,213        (2,054)     --       --     15,159
SAST Balanced Portfolio Class 3              1.20%             92        (1,404)     --       --     (1,312)
SAST Balanced Portfolio Class 3              1.30%         10,887        (2,579)     --       --      8,308
SAST Balanced Portfolio Class 3              1.52%          3,515       (15,982)     --       --    (12,467)
SAST Balanced Portfolio Class 3              1.55%         67,351       (39,509)     --       --     27,842
SAST Balanced Portfolio Class 3              1.65%         11,220          (445)     --       --     10,775
SAST Balanced Portfolio Class 3              1.72%             --          (768)     --       --       (768)
SAST Balanced Portfolio Class 3              1.77%             49          (641)     --       --       (592)
SAST Balanced Portfolio Class 3              1.80%         13,852        (8,335)     --       --      5,517
SAST Balanced Portfolio Class 3              1.90%         14,852        (4,502)     --       --     10,350
SAST Blue Chip Growth Portfolio Class
 1                                           1.52%          6,874       (10,917)     --       --     (4,043)
SAST Blue Chip Growth Portfolio Class
 3                                           0.85%            164        (4,736)     --       --     (4,572)
SAST Blue Chip Growth Portfolio Class
 3                                           0.95%            443          (153)     --       --        290
SAST Blue Chip Growth Portfolio Class
 3                                           1.15%          8,497        (1,498)     --      (68)     6,931
SAST Blue Chip Growth Portfolio Class
 3                                           1.20%              6          (115)     --       --       (109)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Blue Chip Growth Portfolio Class
 3                                           1.30%          4,876        (7,458)      --      --      (2,582)
SAST Blue Chip Growth Portfolio Class
 3                                           1.40%          6,685          (572)      --      --       6,113
SAST Blue Chip Growth Portfolio Class
 3                                           1.52%         15,734       (37,573)      --      --     (21,839)
SAST Blue Chip Growth Portfolio Class
 3                                           1.55%         10,137        (6,206)      --      --       3,931
SAST Blue Chip Growth Portfolio Class
 3                                           1.65%          8,815        (2,252)      --      --       6,563
SAST Blue Chip Growth Portfolio Class
 3                                           1.72%             91       (11,639)      --      --     (11,548)
SAST Blue Chip Growth Portfolio Class
 3                                           1.77%          9,178       (11,915)      --      --      (2,737)
SAST Blue Chip Growth Portfolio Class
 3                                           1.80%          2,495          (748)      --      --       1,747
SAST Blue Chip Growth Portfolio Class
 3                                           1.90%          9,071        (1,567)      --      --       7,504
SAST Capital Growth Portfolio Class 1        1.52%             75       (13,060)      --      --     (12,985)
SAST Capital Growth Portfolio Class 3        0.85%             92        (1,008)      --      --        (916)
SAST Capital Growth Portfolio Class 3        0.95%            289            (6)      --      --         283
SAST Capital Growth Portfolio Class 3        1.52%          3,333       (34,219)      --      --     (30,886)
SAST Capital Growth Portfolio Class 3        1.55%              5           (15)      --      --         (10)
SAST Capital Growth Portfolio Class 3        1.65%         22,505        (8,856)      --      --      13,649
SAST Capital Growth Portfolio Class 3        1.72%             14        (8,526)      --      --      (8,512)
SAST Capital Growth Portfolio Class 3        1.77%            675        (4,894)      --      --      (4,219)
SAST Capital Growth Portfolio Class 3        1.80%             42          (120)      --      --         (78)
SAST Capital Growth Portfolio Class 3        1.90%            168          (753)      --      --        (585)
SAST Cash Management Portfolio Class 1       1.52%         49,588       (61,512)      --     (77)    (12,001)
SAST Cash Management Portfolio Class 3       0.85%          6,205        (9,030)      --      --      (2,825)
SAST Cash Management Portfolio Class 3       0.95%              1            (1)      --      --          --
SAST Cash Management Portfolio Class 3       1.15%         21,990       (17,880)      --      --       4,110
SAST Cash Management Portfolio Class 3       1.30%        124,439       (44,234)      --      --      80,205
SAST Cash Management Portfolio Class 3       1.52%        326,621      (365,419)  19,643      --     (19,155)
SAST Cash Management Portfolio Class 3       1.55%         37,792       (10,871)      --      --      26,921
SAST Cash Management Portfolio Class 3       1.65%        111,742      (159,865)      --      --     (48,123)
SAST Cash Management Portfolio Class 3       1.72%        113,478      (101,651)      --      --      11,827
SAST Cash Management Portfolio Class 3       1.77%          5,185        (5,183)      --      --           2
SAST Cash Management Portfolio Class 3       1.80%          5,253        (3,999)      --      --       1,254
SAST Cash Management Portfolio Class 3       1.90%          4,765      (131,363)      --      --    (126,598)
SAST Corporate Bond Portfolio Class 1        1.52%          8,866       (12,936)      --    (281)     (4,351)
SAST Corporate Bond Portfolio Class 3        0.85%          2,194        (8,039)      --      --      (5,845)
SAST Corporate Bond Portfolio Class 3        0.95%          4,137        (3,417)      --      --         720
SAST Corporate Bond Portfolio Class 3        1.15%          8,476        (3,011)      --    (241)      5,224
SAST Corporate Bond Portfolio Class 3        1.20%          1,699          (504)      --      --       1,195
SAST Corporate Bond Portfolio Class 3        1.30%         83,729       (40,588)      --      --      43,141
SAST Corporate Bond Portfolio Class 3        1.40%          3,116        (2,052)      --      --       1,064
SAST Corporate Bond Portfolio Class 3        1.52%         13,543      (107,171)      --      --     (93,628)
SAST Corporate Bond Portfolio Class 3        1.55%         85,966       (30,580)      --      --      55,386
SAST Corporate Bond Portfolio Class 3        1.65%        109,920       (31,353)      --      --      78,567
SAST Corporate Bond Portfolio Class 3        1.72%            247        (6,954)      --      --      (6,707)
SAST Corporate Bond Portfolio Class 3        1.77%          7,425       (20,479)      --      --     (13,054)
SAST Corporate Bond Portfolio Class 3        1.80%         12,082        (4,188)      --      --       7,894
SAST Corporate Bond Portfolio Class 3        1.90%         35,457        (9,914)      --      --      25,543
SAST Corporate Bond Portfolio Class 3        2.15%          2,503           (92)      --      --       2,411
SAST Davis Venture Value Portfolio
 Class 1                                     1.52%          1,748       (43,476)     545      --     (41,183)
SAST Davis Venture Value Portfolio
 Class 3                                     0.85%          1,188        (4,625)      --      --      (3,437)
SAST Davis Venture Value Portfolio
 Class 3                                     0.95%          2,587        (1,760)      --      --         827
SAST Davis Venture Value Portfolio
 Class 3                                     1.15%         15,644        (2,430)      --    (287)     12,927
SAST Davis Venture Value Portfolio
 Class 3                                     1.20%          1,197          (253)      --      --         944
SAST Davis Venture Value Portfolio
 Class 3                                     1.30%         30,076       (15,864)      --      --      14,212
SAST Davis Venture Value Portfolio
 Class 3                                     1.40%         21,096        (1,541)      --      --      19,555
SAST Davis Venture Value Portfolio
 Class 3                                     1.52%          5,648       (66,328)      --      --     (60,680)
SAST Davis Venture Value Portfolio
 Class 3                                     1.55%         13,167       (10,384)      --      --       2,783
SAST Davis Venture Value Portfolio
 Class 3                                     1.65%          8,507        (4,943)      --      --       3,564
SAST Davis Venture Value Portfolio
 Class 3                                     1.72%            962       (10,372)      --      --      (9,410)
SAST Davis Venture Value Portfolio
 Class 3                                     1.77%          1,123        (7,448)      --      --      (6,325)
SAST Davis Venture Value Portfolio
 Class 3                                     1.80%          1,828        (1,436)      --      --         392
SAST Davis Venture Value Portfolio
 Class 3                                     1.90%         11,112        (6,359)      --      --       4,753
SAST Davis Venture Value Portfolio
 Class 3                                     2.15%              4            (9)      --      --          (5)
SAST Dogs of Wall Street Portfolio
 Class 1                                     1.52%          6,116        (7,103)      --      --        (987)
SAST Dogs of Wall Street Portfolio
 Class 3                                     0.85%            580        (1,112)      --      --        (532)
SAST Dogs of Wall Street Portfolio
 Class 3                                     0.95%          1,515          (396)      --      --       1,119
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.15%          4,800          (139)      --      --       4,661
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.20%            695          (140)      --      --         555
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.30%          9,864        (2,871)      --      --       6,993
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.40%         41,305        (1,255)      --      --      40,050
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.52%         18,456       (23,172)      --      --      (4,716)
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.55%         14,141        (2,235)      --      --      11,906
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.65%          5,443        (3,514)      --      --       1,929

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.72%              772         (32)     --       --         740
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.77%            4,396      (3,128)     --       --       1,268
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.80%            1,421        (651)     --       --         770
SAST Dogs of Wall Street Portfolio
 Class 3                                     1.90%           12,840      (3,405)     --       --       9,435
SAST Dogs of Wall Street Portfolio
 Class 3                                     2.15%               --         (16)     --       --         (16)
SAST Dynamic Allocation Portfolio
 Class 3                                     0.95%          186,724     (11,267)     --       --     175,457
SAST Dynamic Allocation Portfolio
 Class 3                                     1.15%          531,790     (42,545)     --       --     489,245
SAST Dynamic Allocation Portfolio
 Class 3                                     1.20%           62,911      (5,251)     --       --      57,660
SAST Dynamic Allocation Portfolio
 Class 3                                     1.30%       10,318,333    (680,950)     --       --   9,637,383
SAST Dynamic Allocation Portfolio
 Class 3                                     1.40%          233,111     (45,427)     --       --     187,684
SAST Dynamic Allocation Portfolio
 Class 3                                     1.52%          193,725     (26,254)     --       --     167,471
SAST Dynamic Allocation Portfolio
 Class 3                                     1.55%        5,257,189    (635,918)     --       --   4,621,271
SAST Dynamic Allocation Portfolio
 Class 3                                     1.65%        4,014,442    (353,390)     --       --   3,661,052
SAST Dynamic Allocation Portfolio
 Class 3                                     1.77%          106,682      (5,156)     --       --     101,526
SAST Dynamic Allocation Portfolio
 Class 3                                     1.80%          952,886     (85,524)     --       --     867,362
SAST Dynamic Allocation Portfolio
 Class 3                                     1.90%        2,047,048    (246,938)     --       --   1,800,110
SAST Dynamic Allocation Portfolio
 Class 3                                     2.15%            9,793     (14,733)     --       --      (4,940)
SAST Emerging Markets Portfolio Class
 1                                           1.52%            1,212     (16,728)     --      (74)    (15,590)
SAST Emerging Markets Portfolio Class
 3                                           0.85%              579      (1,147)     --       --        (568)
SAST Emerging Markets Portfolio Class
 3                                           0.95%              718         (87)     --       --         631
SAST Emerging Markets Portfolio Class
 3                                           1.15%            4,375        (930)     --     (123)      3,322
SAST Emerging Markets Portfolio Class
 3                                           1.20%              419         (54)     --       --         365
SAST Emerging Markets Portfolio Class
 3                                           1.30%           15,519      (6,333)     --       --       9,186
SAST Emerging Markets Portfolio Class
 3                                           1.40%           31,721        (463)     --       --      31,258
SAST Emerging Markets Portfolio Class
 3                                           1.52%           21,902     (53,382)     --       --     (31,480)
SAST Emerging Markets Portfolio Class
 3                                           1.55%            6,973      (3,693)     --       --       3,280
SAST Emerging Markets Portfolio Class
 3                                           1.65%           14,453      (9,273)     --       --       5,180
SAST Emerging Markets Portfolio Class
 3                                           1.72%            1,418     (10,064)     --       --      (8,646)
SAST Emerging Markets Portfolio Class
 3                                           1.77%           10,048      (8,398)     --       --       1,650
SAST Emerging Markets Portfolio Class
 3                                           1.80%            1,876        (433)     --       --       1,443
SAST Emerging Markets Portfolio Class
 3                                           1.90%           12,121      (5,508)     --       --       6,613
SAST Emerging Markets Portfolio Class
 3                                           2.15%               27          (4)     --       --          23
SAST Equity Opportunities Portfolio
 Class 1                                     1.52%            1,007     (13,089)     40       --     (12,042)
SAST Equity Opportunities Portfolio
 Class 3                                     0.85%            1,015      (4,294)     --       --      (3,279)
SAST Equity Opportunities Portfolio
 Class 3                                     0.95%            2,173        (476)     --       --       1,697
SAST Equity Opportunities Portfolio
 Class 3                                     1.15%            5,973         (73)     --       --       5,900
SAST Equity Opportunities Portfolio
 Class 3                                     1.20%              910        (150)     --       --         760
SAST Equity Opportunities Portfolio
 Class 3                                     1.30%            5,641      (1,294)     --       --       4,347
SAST Equity Opportunities Portfolio
 Class 3                                     1.40%            5,608        (960)     --       --       4,648
SAST Equity Opportunities Portfolio
 Class 3                                     1.52%            4,145      (6,745)     --       --      (2,600)
SAST Equity Opportunities Portfolio
 Class 3                                     1.55%           10,496        (699)     --       --       9,797
SAST Equity Opportunities Portfolio
 Class 3                                     1.65%           13,579     (10,624)     --       --       2,955
SAST Equity Opportunities Portfolio
 Class 3                                     1.72%              879      (1,005)     --       --        (126)
SAST Equity Opportunities Portfolio
 Class 3                                     1.77%            1,968        (594)     --       --       1,374
SAST Equity Opportunities Portfolio
 Class 3                                     1.80%            1,377        (104)     --       --       1,273
SAST Equity Opportunities Portfolio
 Class 3                                     1.90%            8,653        (553)     --       --       8,100
SAST Equity Opportunities Portfolio
 Class 3                                     2.15%                2         (14)     --       --         (12)
SAST Foreign Value Portfolio Class 3         0.85%            4,679      (4,976)     --     (309)       (606)
SAST Foreign Value Portfolio Class 3         0.95%            8,157      (4,700)     --       --       3,457
SAST Foreign Value Portfolio Class 3         1.15%            6,349        (865)     --     (467)      5,017
SAST Foreign Value Portfolio Class 3         1.20%            3,724      (1,745)     --       --       1,979
SAST Foreign Value Portfolio Class 3         1.30%           67,754     (24,788)     --       --      42,966
SAST Foreign Value Portfolio Class 3         1.40%           12,842      (2,152)     --       --      10,690
SAST Foreign Value Portfolio Class 3         1.52%           47,682    (110,668)     --       --     (62,986)
SAST Foreign Value Portfolio Class 3         1.55%           51,916     (16,990)     --       --      34,926
SAST Foreign Value Portfolio Class 3         1.65%           24,553      (4,788)     --       --      19,765
SAST Foreign Value Portfolio Class 3         1.72%            2,609     (14,659)     --       --     (12,050)
SAST Foreign Value Portfolio Class 3         1.77%           27,064     (26,598)     --       --         466
SAST Foreign Value Portfolio Class 3         1.80%            6,195      (6,836)     --       --        (641)
SAST Foreign Value Portfolio Class 3         1.90%           25,751     (12,928)     --       --      12,823
SAST Foreign Value Portfolio Class 3         2.15%              121          (1)     --       --         120
SAST Fundamental Growth Portfolio
 Class 1                                     1.52%              558     (14,417)    157       --     (13,702)
SAST Fundamental Growth Portfolio
 Class 3                                     0.85%              138        (386)     --       --        (248)
SAST Fundamental Growth Portfolio
 Class 3                                     1.15%            5,487         (71)     --       --       5,416
SAST Fundamental Growth Portfolio
 Class 3                                     1.30%               30         (28)     --       --           2
SAST Fundamental Growth Portfolio
 Class 3                                     1.40%              221        (227)     --       --          (6)
SAST Fundamental Growth Portfolio
 Class 3                                     1.52%            2,400     (25,211)     --       --     (22,811)
SAST Fundamental Growth Portfolio
 Class 3                                     1.55%              232        (440)     --       --        (208)
SAST Fundamental Growth Portfolio
 Class 3                                     1.65%           14,825        (630)     --       --      14,195
SAST Fundamental Growth Portfolio
 Class 3                                     1.72%               20      (1,630)     --       --      (1,610)
SAST Fundamental Growth Portfolio
 Class 3                                     1.77%              843      (3,361)     --       --      (2,518)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST Fundamental Growth Portfolio
 Class 3                                     1.80%             24          (34)      --       --        (10)
SAST Fundamental Growth Portfolio
 Class 3                                     1.90%            653       (2,828)      --       --     (2,175)
SAST Global Bond Portfolio Class 1           1.52%          3,689      (11,446)      --     (119)    (7,876)
SAST Global Bond Portfolio Class 3           0.85%          1,832       (2,063)      --       --       (231)
SAST Global Bond Portfolio Class 3           0.95%          2,564       (1,391)      --       --      1,173
SAST Global Bond Portfolio Class 3           1.15%         10,073      (12,921)      --       --     (2,848)
SAST Global Bond Portfolio Class 3           1.20%          1,183         (163)      --       --      1,020
SAST Global Bond Portfolio Class 3           1.30%         72,625      (14,464)      --       --     58,161
SAST Global Bond Portfolio Class 3           1.40%          5,300         (905)      --       --      4,395
SAST Global Bond Portfolio Class 3           1.52%         13,030      (44,625)      --       --    (31,595)
SAST Global Bond Portfolio Class 3           1.55%         62,167      (17,025)      --       --     45,142
SAST Global Bond Portfolio Class 3           1.65%         68,419       (8,342)      --       --     60,077
SAST Global Bond Portfolio Class 3           1.72%            467         (860)      --       --       (393)
SAST Global Bond Portfolio Class 3           1.77%          4,012       (7,105)      --       --     (3,093)
SAST Global Bond Portfolio Class 3           1.80%         11,509       (3,734)      --       --      7,775
SAST Global Bond Portfolio Class 3           1.90%         15,571       (2,527)      --       --     13,044
SAST Global Bond Portfolio Class 3           2.15%          3,242          (78)      --       --      3,164
SAST Global Equities Portfolio Class 1       1.52%          2,394      (13,151)      --      (24)   (10,781)
SAST Global Equities Portfolio Class 3       1.15%          9,241         (191)      --       --      9,050
SAST Global Equities Portfolio Class 3       1.30%          3,897         (419)      --       --      3,478
SAST Global Equities Portfolio Class 3       1.40%         20,838           (1)      --       --     20,837
SAST Global Equities Portfolio Class 3       1.52%            222       (6,071)      --       --     (5,849)
SAST Global Equities Portfolio Class 3       1.55%          6,429       (1,026)      --       --      5,403
SAST Global Equities Portfolio Class 3       1.65%            192         (190)      --       --          2
SAST Global Equities Portfolio Class 3       1.70%             --       (1,290)      --       --     (1,290)
SAST Global Equities Portfolio Class 3       1.72%            107       (2,967)      --       --     (2,860)
SAST Global Equities Portfolio Class 3       1.77%            225       (1,946)      --       --     (1,721)
SAST Global Equities Portfolio Class 3       1.80%          1,065          (37)      --       --      1,028
SAST Global Equities Portfolio Class 3       1.90%            934         (668)      --       --        266
SAST Growth Opportunities Portfolio
 Class 1                                     1.52%          3,670      (14,758)      --       --    (11,088)
SAST Growth Opportunities Portfolio
 Class 3                                     0.85%          1,305       (2,310)      --       --     (1,005)
SAST Growth Opportunities Portfolio
 Class 3                                     0.95%            498       (2,407)      --       --     (1,909)
SAST Growth Opportunities Portfolio
 Class 3                                     1.15%            631          151       --     (346)       436
SAST Growth Opportunities Portfolio
 Class 3                                     1.20%            734         (516)      --       --        218
SAST Growth Opportunities Portfolio
 Class 3                                     1.30%          9,394      (10,815)      --       --     (1,421)
SAST Growth Opportunities Portfolio
 Class 3                                     1.40%          1,169         (708)      --       --        461
SAST Growth Opportunities Portfolio
 Class 3                                     1.52%         25,793      (94,047)      --       --    (68,254)
SAST Growth Opportunities Portfolio
 Class 3                                     1.55%          9,206       (9,944)      --       --       (738)
SAST Growth Opportunities Portfolio
 Class 3                                     1.65%          3,493       (2,053)      --       --      1,440
SAST Growth Opportunities Portfolio
 Class 3                                     1.72%          1,088      (12,695)      --       --    (11,607)
SAST Growth Opportunities Portfolio
 Class 3                                     1.77%         18,977      (38,552)      --       --    (19,575)
SAST Growth Opportunities Portfolio
 Class 3                                     1.80%            957       (1,357)      --       --       (400)
SAST Growth Opportunities Portfolio
 Class 3                                     1.90%          4,057       (7,080)      --       --     (3,023)
SAST Growth Opportunities Portfolio
 Class 3                                     2.15%             20          (15)      --       --          5
SAST Growth-Income Portfolio Class 1         1.52%          7,395      (17,587)     564       --     (9,628)
SAST Growth-Income Portfolio Class 3         0.85%          2,080       (1,706)      --     (229)       145
SAST Growth-Income Portfolio Class 3         0.95%          5,239       (3,979)      --       --      1,260
SAST Growth-Income Portfolio Class 3         1.15%          2,332          (19)      --     (207)     2,106
SAST Growth-Income Portfolio Class 3         1.20%          2,475         (954)      --       --      1,521
SAST Growth-Income Portfolio Class 3         1.30%         11,810      (13,675)      --       --     (1,865)
SAST Growth-Income Portfolio Class 3         1.40%          7,675       (1,824)      --       --      5,851
SAST Growth-Income Portfolio Class 3         1.52%          6,978      (10,797)      --       --     (3,819)
SAST Growth-Income Portfolio Class 3         1.55%         29,039      (17,098)      --       --     11,941
SAST Growth-Income Portfolio Class 3         1.65%         28,345      (23,087)      --       --      5,258
SAST Growth-Income Portfolio Class 3         1.72%            864          (65)      --       --        799
SAST Growth-Income Portfolio Class 3         1.77%          2,351       (1,536)      --       --        815
SAST Growth-Income Portfolio Class 3         1.80%          3,153       (4,016)      --       --       (863)
SAST Growth-Income Portfolio Class 3         1.90%          8,750       (7,172)      --       --      1,578
SAST Growth-Income Portfolio Class 3         2.15%             --          (55)      --       --        (55)
SAST High-Yield Bond Portfolio Class 1       1.52%         17,851      (55,020)      --      (43)   (37,212)
SAST High-Yield Bond Portfolio Class 3       0.85%          1,022       (4,692)      --       --     (3,670)
SAST High-Yield Bond Portfolio Class 3       0.95%          1,003         (786)      --       --        217
SAST High-Yield Bond Portfolio Class 3       1.15%          5,450       (1,031)     120       --      4,539
SAST High-Yield Bond Portfolio Class 3       1.20%            691         (119)      --       --        572
SAST High-Yield Bond Portfolio Class 3       1.30%         15,705       (4,594)      --       --     11,111
SAST High-Yield Bond Portfolio Class 3       1.40%            377         (216)      --       --        161
SAST High-Yield Bond Portfolio Class 3       1.52%          4,131      (17,832)      --       --    (13,701)
SAST High-Yield Bond Portfolio Class 3       1.55%         17,638       (6,664)      --       --     10,974
SAST High-Yield Bond Portfolio Class 3       1.65%         29,094       (5,318)      --       --     23,776
SAST High-Yield Bond Portfolio Class 3       1.72%            106         (622)      --       --       (516)
SAST High-Yield Bond Portfolio Class 3       1.77%          1,543       (2,704)      --       --     (1,161)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST High-Yield Bond Portfolio Class 3       1.80%          3,434        (2,001)     --       --      1,433
SAST High-Yield Bond Portfolio Class 3       1.90%          8,827          (516)     --       --      8,311
SAST High-Yield Bond Portfolio Class 3       2.15%             20            (5)     --       --         15
SAST International Diversified
 Equities Portfolio Class 1                  1.52%          8,497       (15,752)     --      (39)    (7,294)
SAST International Diversified
 Equities Portfolio Class 3                  0.85%          1,219          (429)     --       --        790
SAST International Diversified
 Equities Portfolio Class 3                  0.95%          2,210          (217)     --       --      1,993
SAST International Diversified
 Equities Portfolio Class 3                  1.15%          1,251        (1,201)     --       --         50
SAST International Diversified
 Equities Portfolio Class 3                  1.20%            987          (108)     --       --        879
SAST International Diversified
 Equities Portfolio Class 3                  1.30%          8,661        (1,088)     --       --      7,573
SAST International Diversified
 Equities Portfolio Class 3                  1.40%         10,460          (492)     --       --      9,968
SAST International Diversified
 Equities Portfolio Class 3                  1.52%         38,886      (118,187)     --       --    (79,301)
SAST International Diversified
 Equities Portfolio Class 3                  1.55%          6,656        (1,326)     --       --      5,330
SAST International Diversified
 Equities Portfolio Class 3                  1.65%          2,198          (275)     --       --      1,923
SAST International Diversified
 Equities Portfolio Class 3                  1.72%          2,479       (19,856)     --       --    (17,377)
SAST International Diversified
 Equities Portfolio Class 3                  1.77%          7,484        (2,534)     --       --      4,950
SAST International Diversified
 Equities Portfolio Class 3                  1.80%             78           (16)     --       --         62
SAST International Diversified
 Equities Portfolio Class 3                  1.90%          5,131        (2,368)     --       --      2,763
SAST International Diversified
 Equities Portfolio Class 3                  2.15%             58            (1)     --       --         57
SAST International Growth and Income
 Portfolio Class 1                           1.52%          3,479       (15,487)    264       --    (11,744)
SAST International Growth and Income
 Portfolio Class 3                           0.85%          2,753        (1,948)     --       --        805
SAST International Growth and Income
 Portfolio Class 3                           1.15%          6,249            --      --       --      6,249
SAST International Growth and Income
 Portfolio Class 3                           1.30%          7,801            (9)     --       --      7,792
SAST International Growth and Income
 Portfolio Class 3                           1.40%          1,453            --      --       --      1,453
SAST International Growth and Income
 Portfolio Class 3                           1.52%         47,460      (104,313)     --       --    (56,853)
SAST International Growth and Income
 Portfolio Class 3                           1.55%          7,990        (1,586)     --       --      6,404
SAST International Growth and Income
 Portfolio Class 3                           1.65%         42,553        (4,649)     --       --     37,904
SAST International Growth and Income
 Portfolio Class 3                           1.72%          1,982        (9,437)     --       --     (7,455)
SAST International Growth and Income
 Portfolio Class 3                           1.77%         13,546       (10,905)     --       --      2,641
SAST International Growth and Income
 Portfolio Class 3                           1.80%            196           (13)     --       --        183
SAST International Growth and Income
 Portfolio Class 3                           1.90%         15,602        (3,779)     --       --     11,823
SAST Marsico Focused Growth Portfolio
 Class 3                                     0.85%            775        (1,341)     --       --       (566)
SAST Marsico Focused Growth Portfolio
 Class 3                                     0.95%          2,067        (1,026)     --       --      1,041
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.15%            841          (226)     --     (131)       484
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.20%            824          (227)     --       --        597
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.30%          7,613        (7,046)     --       --        567
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.40%         13,295        (1,222)     --       --     12,073
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.52%         10,966       (19,937)     --       --     (8,971)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.55%          6,045        (5,743)     --       --        302
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.65%          3,779        (4,087)     --       --       (308)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.72%          1,181            (9)     --       --      1,172
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.77%          3,894        (9,190)     --       --     (5,296)
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.80%            961          (492)     --       --        469
SAST Marsico Focused Growth Portfolio
 Class 3                                     1.90%          3,706        (4,943)     --       --     (1,237)
SAST Marsico Focused Growth Portfolio
 Class 3                                     2.15%              4           (11)     --       --         (7)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 1                     1.52%          7,384        (7,776)     --      (81)      (473)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     0.85%          2,407        (2,798)     --     (139)      (530)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     0.95%          5,744        (4,240)     --       --      1,504
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.15%            778          (118)     --     (374)       286
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.20%          2,091          (934)     --       --      1,157
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.30%         17,880       (21,975)     --       --     (4,095)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.40%          7,735        (2,430)     --       --      5,305
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.52%          9,111       (30,491)     --       --    (21,380)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.55%         12,568       (17,698)     --       --     (5,130)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.65%         10,229        (3,658)     --       --      6,571
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.72%          1,036          (855)     --       --        181
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.77%          2,857       (12,471)     --       --     (9,614)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.80%          2,786        (3,590)     --       --       (804)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     1.90%         13,888        (9,470)     --       --      4,418
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                     2.15%              1           (32)     --       --        (31)
SAST MFS Total Return Portfolio Class
 1                                           1.52%          2,471       (23,687)    448       --    (20,768)
SAST MFS Total Return Portfolio Class
 3                                           0.85%            108        (6,625)     --      (74)    (6,591)
SAST MFS Total Return Portfolio Class
 3                                           0.95%             71          (419)     --       --       (348)
SAST MFS Total Return Portfolio Class
 3                                           1.15%         18,651       (12,155)    160       --      6,656
SAST MFS Total Return Portfolio Class
 3                                           1.20%             77          (114)     --       --        (37)
SAST MFS Total Return Portfolio Class
 3                                           1.30%          3,905        (2,746)     --       --      1,159
SAST MFS Total Return Portfolio Class
 3                                           1.40%            136            (2)     --       --        134
SAST MFS Total Return Portfolio Class
 3                                           1.52%          2,686       (51,619)     --       --    (48,933)
SAST MFS Total Return Portfolio Class
 3                                           1.55%          8,830       (11,577)     --       --     (2,747)
SAST MFS Total Return Portfolio Class
 3                                           1.65%          3,244          (196)     --       --      3,048
SAST MFS Total Return Portfolio Class
 3                                           1.72%             14        (1,782)     --       --     (1,768)
SAST MFS Total Return Portfolio Class
 3                                           1.77%             34          (402)     --       --       (368)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST MFS Total Return Portfolio Class
 3                                           1.80%           1,067       (3,004)     --       --      (1,937)
SAST MFS Total Return Portfolio Class
 3                                           1.90%              67       (1,616)     --       --      (1,549)
SAST Mid-Cap Growth Portfolio Class 1        1.52%           4,503      (15,650)    499       --     (10,648)
SAST Mid-Cap Growth Portfolio Class 3        0.85%             166         (640)     --       --        (474)
SAST Mid-Cap Growth Portfolio Class 3        0.95%             668       (1,112)     --       --        (444)
SAST Mid-Cap Growth Portfolio Class 3        1.15%           4,051         (321)     --     (117)      3,613
SAST Mid-Cap Growth Portfolio Class 3        1.20%             142       (1,129)     --       --        (987)
SAST Mid-Cap Growth Portfolio Class 3        1.30%          12,204       (7,472)     --       --       4,732
SAST Mid-Cap Growth Portfolio Class 3        1.40%          15,912         (603)     --       --      15,309
SAST Mid-Cap Growth Portfolio Class 3        1.52%           4,753      (39,111)     --       --     (34,358)
SAST Mid-Cap Growth Portfolio Class 3        1.55%           5,656       (4,688)     --       --         968
SAST Mid-Cap Growth Portfolio Class 3        1.65%          14,831      (16,378)     --       --      (1,547)
SAST Mid-Cap Growth Portfolio Class 3        1.70%             656           (2)     --       --         654
SAST Mid-Cap Growth Portfolio Class 3        1.72%              17      (44,170)     --       --     (44,153)
SAST Mid-Cap Growth Portfolio Class 3        1.77%             541       (4,999)     --       --      (4,458)
SAST Mid-Cap Growth Portfolio Class 3        1.80%           3,429         (815)     --       --       2,614
SAST Mid-Cap Growth Portfolio Class 3        1.90%           2,131       (2,737)     --       --        (606)
SAST Mid-Cap Growth Portfolio Class 3        2.15%               1           (7)     --       --          (6)
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.15%          27,822         (750)     --       --      27,072
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.30%         472,536      (24,234)     --       --     448,302
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.40%           7,400         (227)     --       --       7,173
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.55%         203,959       (8,258)     --       --     195,701
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.65%         255,252      (14,551)     --       --     240,701
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.80%          28,020       (1,322)     --       --      26,698
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           1.90%         120,787       (6,928)     --       --     113,859
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           2.15%           1,328         (274)     --       --       1,054
SAST Real Estate Portfolio Class 1           1.52%           2,795       (5,855)     --       (7)     (3,067)
SAST Real Estate Portfolio Class 3           0.85%             289       (1,768)     --       --      (1,479)
SAST Real Estate Portfolio Class 3           0.95%              54         (878)     --       --        (824)
SAST Real Estate Portfolio Class 3           1.15%           4,457       (3,817)     --     (164)        476
SAST Real Estate Portfolio Class 3           1.20%             130         (374)     --       --        (244)
SAST Real Estate Portfolio Class 3           1.30%           8,982      (43,721)     --       --     (34,739)
SAST Real Estate Portfolio Class 3           1.40%           4,883       (2,986)     --       --       1,897
SAST Real Estate Portfolio Class 3           1.52%           4,436      (70,377)     --       --     (65,941)
SAST Real Estate Portfolio Class 3           1.55%          17,463      (43,407)     --       --     (25,944)
SAST Real Estate Portfolio Class 3           1.65%          23,352      (16,582)     --       --       6,770
SAST Real Estate Portfolio Class 3           1.72%             122       (9,499)     --       --      (9,377)
SAST Real Estate Portfolio Class 3           1.77%           1,994      (25,170)     --       --     (23,176)
SAST Real Estate Portfolio Class 3           1.80%           3,489       (5,883)     --       --      (2,394)
SAST Real Estate Portfolio Class 3           1.90%          12,948      (25,321)     --       --     (12,373)
SAST Real Estate Portfolio Class 3           2.15%              14         (142)     --       --        (128)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     0.85%           1,482       (4,321)     --       --      (2,839)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     0.95%           1,052       (2,801)     --       --      (1,749)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.15%           1,941       (6,856)     --     (347)     (5,262)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.20%             719         (536)     --       --         183
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.30%          27,284      (33,536)     --       --      (6,252)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.40%          18,971       (1,435)     --       --      17,536
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.52%          35,747     (115,252)     --      (31)    (79,536)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.55%          21,421      (23,537)     --       --      (2,116)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.65%          63,576      (45,730)     --       --      17,846
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.72%             350      (37,746)     --       --     (37,396)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.77%           6,254      (28,050)     --       --     (21,796)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.80%           1,989       (3,527)     --       --      (1,538)
SAST Small & Mid Cap Value Portfolio
 Class 3                                     1.90%          19,817      (18,513)     --       --       1,304
SAST Small & Mid Cap Value Portfolio
 Class 3                                     2.15%              13          (21)     --       --          (8)
SAST Small Company Value Portfolio
 Class 3                                     0.85%           1,178       (2,766)     --       --      (1,588)
SAST Small Company Value Portfolio
 Class 3                                     0.95%           1,041       (1,574)     --       --        (533)
SAST Small Company Value Portfolio
 Class 3                                     1.15%             366         (798)     --     (316)       (748)
SAST Small Company Value Portfolio
 Class 3                                     1.20%             602         (325)     --       --         277
SAST Small Company Value Portfolio
 Class 3                                     1.30%          15,002      (10,538)     --       --       4,464
SAST Small Company Value Portfolio
 Class 3                                     1.40%          21,289         (907)     --       --      20,382
SAST Small Company Value Portfolio
 Class 3                                     1.52%          30,251      (79,224)     --       --     (48,973)
SAST Small Company Value Portfolio
 Class 3                                     1.55%          11,832       (9,657)     --       --       2,175
SAST Small Company Value Portfolio
 Class 3                                     1.65%          27,713      (52,550)     --       --     (24,837)
SAST Small Company Value Portfolio
 Class 3                                     1.72%             693       (4,604)     --       --      (3,911)
SAST Small Company Value Portfolio
 Class 3                                     1.77%          13,534      (20,931)     --       --      (7,397)
SAST Small Company Value Portfolio
 Class 3                                     1.80%           1,601       (1,292)     --       --         309
SAST Small Company Value Portfolio
 Class 3                                     1.90%           9,869       (6,715)     --       --       3,154
SAST Small Company Value Portfolio
 Class 3                                     2.15%              28          (13)     --       --          15
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.15%         446,727      (53,875)     --       --     392,852
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.30%       8,604,362     (347,449)     --       --   8,256,913

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.40%         352,040       (8,438)    --        --     343,602
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.52%         192,988      (44,746)    --        --     148,242
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.55%       3,751,100     (287,265)    --        --   3,463,835
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.65%       3,538,980     (202,109)    --        --   3,336,871
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.77%         103,515       (5,129)    --        --      98,386
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.80%         546,599      (50,289)    --        --     496,310
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           1.90%       1,555,889     (137,118)    --        --   1,418,771
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                           2.15%          14,777      (23,383)    --        --      (8,606)
SAST Technology Portfolio Class 1            1.52%          12,695      (12,265)    --        --         430
SAST Technology Portfolio Class 3            1.15%           5,144       (1,316)    --        --       3,828
SAST Technology Portfolio Class 3            1.30%           1,974         (555)    --        --       1,419
SAST Technology Portfolio Class 3            1.40%           1,005         (178)    --        --         827
SAST Technology Portfolio Class 3            1.52%          11,212      (48,239)    --        --     (37,027)
SAST Technology Portfolio Class 3            1.55%           7,083       (1,812)    --        --       5,271
SAST Technology Portfolio Class 3            1.65%          14,077       (8,010)    --        --       6,067
SAST Technology Portfolio Class 3            1.70%          17,052          (77)    --        --      16,975
SAST Technology Portfolio Class 3            1.72%              --       (5,378)    --        --      (5,378)
SAST Technology Portfolio Class 3            1.77%           7,677      (11,790)    --        --      (4,113)
SAST Technology Portfolio Class 3            1.80%              --          (24)    --        --         (24)
SAST Technology Portfolio Class 3            1.90%           8,611         (233)    --        --       8,378
SAST Telecom Utility Portfolio Class 1       1.52%             605       (2,815)    --       (27)     (2,237)
SAST Telecom Utility Portfolio Class 3       0.85%              --           (5)    --        --          (5)
SAST Telecom Utility Portfolio Class 3       0.95%             124         (390)    --        --        (266)
SAST Telecom Utility Portfolio Class 3       1.15%           1,122         (536)    --        --         586
SAST Telecom Utility Portfolio Class 3       1.20%              --           (6)    --        --          (6)
SAST Telecom Utility Portfolio Class 3       1.30%             732       (1,546)    --        --        (814)
SAST Telecom Utility Portfolio Class 3       1.52%           1,045      (10,671)    --        --      (9,626)
SAST Telecom Utility Portfolio Class 3       1.55%           3,784       (1,754)    --        --       2,030
SAST Telecom Utility Portfolio Class 3       1.65%           5,310         (724)    --        --       4,586
SAST Telecom Utility Portfolio Class 3       1.77%             162         (980)    --        --        (818)
SAST Telecom Utility Portfolio Class 3       1.80%             209         (138)    --        --          71
SAST Telecom Utility Portfolio Class 3       1.90%           4,681       (1,420)    --        --       3,261
SAST Total Return Bond Portfolio
 Class 1                                     1.52%           4,931       (6,522)    --       (92)     (1,683)
SAST Total Return Bond Portfolio
 Class 3                                     0.85%           2,993       (6,589)    --      (252)     (3,848)
SAST Total Return Bond Portfolio
 Class 3                                     0.95%           7,546       (6,387)    --        --       1,159
SAST Total Return Bond Portfolio
 Class 3                                     1.15%           4,710       (1,920)    --      (472)      2,318
SAST Total Return Bond Portfolio
 Class 3                                     1.20%           2,690       (3,135)    --        --        (445)
SAST Total Return Bond Portfolio
 Class 3                                     1.30%         139,843      (76,975)    --        --      62,868
SAST Total Return Bond Portfolio
 Class 3                                     1.40%           8,988       (3,601)    --        --       5,387
SAST Total Return Bond Portfolio
 Class 3                                     1.52%          20,912      (86,125)    --       (25)    (65,238)
SAST Total Return Bond Portfolio
 Class 3                                     1.55%         125,572      (85,146)    --        --      40,426
SAST Total Return Bond Portfolio
 Class 3                                     1.65%         149,122      (55,518)    --        --      93,604
SAST Total Return Bond Portfolio
 Class 3                                     1.72%             750       (1,859)    --        --      (1,109)
SAST Total Return Bond Portfolio
 Class 3                                     1.77%           8,684      (35,184)    --        --     (26,500)
SAST Total Return Bond Portfolio
 Class 3                                     1.80%          22,080      (13,343)    --        --       8,737
SAST Total Return Bond Portfolio
 Class 3                                     1.90%          36,315      (32,697)    --        --       3,618
SAST Total Return Bond Portfolio
 Class 3                                     2.15%           8,743         (302)    --        --       8,441
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.15%          25,616       (1,238)    --        --      24,378
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.30%         520,005      (21,694)    --        --     498,311
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.40%           8,144         (277)    --        --       7,867
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.55%         213,029      (10,539)    --        --     202,490
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.65%         271,220       (9,132)    --        --     262,088
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.80%          32,626       (3,548)    --        --      29,078
SAST VCP Total Return Balanced
 Portfolio Class 3                           1.90%         140,626       (4,755)    --        --     135,871
SAST VCP Total Return Balanced
 Portfolio Class 3                           2.15%              --         (344)    --        --        (344)
SAST VCP Value Portfolio Class 3             1.15%          32,191       (1,830)    --        --      30,361
SAST VCP Value Portfolio Class 3             1.30%         497,828      (26,426)    --        --     471,402
SAST VCP Value Portfolio Class 3             1.40%          12,404         (740)    --        --      11,664
SAST VCP Value Portfolio Class 3             1.55%         224,043      (13,384)    --        --     210,659
SAST VCP Value Portfolio Class 3             1.65%         271,946      (20,532)    --        --     251,414
SAST VCP Value Portfolio Class 3             1.80%          24,183       (2,224)    --        --      21,959
SAST VCP Value Portfolio Class 3             1.90%         128,713       (5,259)    --        --     123,454
SAST VCP Value Portfolio Class 3             2.15%               9         (430)    --        --        (421)
SST Allocation Balanced Portfolio
 Class 3                                     1.15%           5,752          (77)    --        --       5,675
SST Allocation Balanced Portfolio
 Class 3                                     1.30%         113,782      (14,167)    --        --      99,615
SST Allocation Balanced Portfolio
 Class 3                                     1.40%             268       (1,523)    --        --      (1,255)
SST Allocation Balanced Portfolio
 Class 3                                     1.52%             124         (517)    --        --        (393)
SST Allocation Balanced Portfolio
 Class 3                                     1.55%          66,393      (19,188)    --        --      47,205
SST Allocation Balanced Portfolio
 Class 3                                     1.65%          19,069      (13,266)    --        --       5,803
SST Allocation Balanced Portfolio
 Class 3                                     1.77%           1,661       (2,241)    --        --        (580)
SST Allocation Balanced Portfolio
 Class 3                                     1.80%           3,745      (10,806)    --        --      (7,061)

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation Annuity Annuity     Net
                                       Contracts with a Accumulation    Units      Units   Units    Increase
Sub-accounts                           Total Expense of Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                           ---------------- ------------ ------------ ------- -------- ----------
SST Allocation Balanced Portfolio
 Class 3                                     1.90%          3,889         (736)     --        --      3,153
SST Allocation Growth Portfolio Class
 3                                           1.15%          1,989          (17)     --        --      1,972
SST Allocation Growth Portfolio Class
 3                                           1.30%          6,070         (431)     --        --      5,639
SST Allocation Growth Portfolio Class
 3                                           1.40%             10          (45)     --        --        (35)
SST Allocation Growth Portfolio Class
 3                                           1.52%            767       (5,075)     --        --     (4,308)
SST Allocation Growth Portfolio Class
 3                                           1.55%         13,943         (581)     --        --     13,362
SST Allocation Growth Portfolio Class
 3                                           1.65%             47         (224)     --        --       (177)
SST Allocation Growth Portfolio Class
 3                                           1.77%             32          (53)     --        --        (21)
SST Allocation Growth Portfolio Class
 3                                           1.80%             23          (96)     --        --        (73)
SST Allocation Growth Portfolio Class
 3                                           1.90%             84         (155)     --        --        (71)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.15%          1,178         (252)     --        --        926
SST Allocation Moderate Growth
 Portfolio Class 3                           1.30%         16,021       (6,449)     --        --      9,572
SST Allocation Moderate Growth
 Portfolio Class 3                           1.40%          8,300       (8,611)     --        --       (311)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.52%          6,010       (1,880)     --        --      4,130
SST Allocation Moderate Growth
 Portfolio Class 3                           1.55%          7,600       (7,972)     --        --       (372)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.65%          6,756       (4,669)     --        --      2,087
SST Allocation Moderate Growth
 Portfolio Class 3                           1.77%            138       (2,043)     --        --     (1,905)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.80%          3,284      (10,670)     --        --     (7,386)
SST Allocation Moderate Growth
 Portfolio Class 3                           1.90%          9,649         (214)     --        --      9,435
SST Allocation Moderate Portfolio
 Class 3                                     1.30%          5,757      (10,866)     --        --     (5,109)
SST Allocation Moderate Portfolio
 Class 3                                     1.40%         11,474           --      --        --     11,474
SST Allocation Moderate Portfolio
 Class 3                                     1.52%            624      (15,211)     --        --    (14,587)
SST Allocation Moderate Portfolio
 Class 3                                     1.55%         25,763      (28,860)     --        --     (3,097)
SST Allocation Moderate Portfolio
 Class 3                                     1.65%         44,516      (13,597)     --        --     30,919
SST Allocation Moderate Portfolio
 Class 3                                     1.77%              7          (40)     --        --        (33)
SST Allocation Moderate Portfolio
 Class 3                                     1.80%         13,727      (10,492)     --        --      3,235
SST Allocation Moderate Portfolio
 Class 3                                     1.90%          3,345       (2,373)     --        --        972
SST Allocation Moderate Portfolio
 Class 3                                     2.15%             55          (10)     --        --         45
SST Real Return Portfolio Class 3            0.85%          3,297       (2,419)     --        --        878
SST Real Return Portfolio Class 3            0.95%          6,561       (5,486)     --        --      1,075
SST Real Return Portfolio Class 3            1.15%          1,542         (328)     --      (183)     1,031
SST Real Return Portfolio Class 3            1.20%          4,221         (626)     --        --      3,595
SST Real Return Portfolio Class 3            1.30%         82,576      (22,421)     --        --     60,155
SST Real Return Portfolio Class 3            1.40%          2,800       (1,436)     --        --      1,364
SST Real Return Portfolio Class 3            1.52%         28,026      (20,966)     --        --      7,060
SST Real Return Portfolio Class 3            1.55%         63,907      (27,605)     --        --     36,302
SST Real Return Portfolio Class 3            1.65%         71,935      (13,553)     --        --     58,382
SST Real Return Portfolio Class 3            1.77%         14,416      (20,559)     --        --     (6,143)
SST Real Return Portfolio Class 3            1.80%         11,738       (3,465)     --        --      8,273
SST Real Return Portfolio Class 3            1.90%         13,289       (7,576)     --        --      5,713
SST Real Return Portfolio Class 3            2.15%             62           (5)     --        --         57

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                       At December 31                               For the year ended December 31
      -------------------------------------------------   -------------------------------------------------
                    Unit Value                                            Investment
                    Lowest to                                Expense        Income         Total Return
       Units    Highest ($) /(5)/     Net Assets ($)/(4)/   Ratio/(1)/    Ratio/(2)/  Lowest to Highest/(3)/
      ------- ----------------------  ------------------  -------------   ---------- -----------------------
American Funds Asset Allocation Fund Class 2
2015   86,175     24.10 to      25.00      2,152,162      0.85% to  1.20%    1.66%        0.19% to       0.54%
2014  103,683     24.05 to      24.86      2,576,209      0.85% to  1.20%    1.44%        4.14% to       4.50%
2013  113,877     23.10 to      23.79      2,707,916      0.85% to  1.20%    1.47%       22.22% to      22.65%
2012  105,861     18.90 to      19.40      2,052,552      0.85% to  1.20%    1.92%       14.80% to      15.21%
2011  111,561     16.46 to      16.84      1,878,373      0.85% to  1.20%    1.84%       -6.35% to       0.44%
American Funds Global Growth Fund Class 2
2015  191,719     32.78 to      36.78      6,601,578      0.85% to  1.72%    0.99%        5.11% to       6.03%
2014  237,756     31.19 to      34.69      7,742,208      0.85% to  1.72%    1.06%        0.57% to       1.45%
2013  305,492     31.01 to      34.20      9,824,252      0.85% to  1.72%    1.19%       26.98% to      28.09%
2012  367,861     24.42 to      26.70      9,285,089      0.85% to  1.72%    0.88%       20.47% to      21.52%
2011  413,338     20.27 to      21.97      8,630,452      0.85% to  1.72%    1.26%      -10.44% to      -9.66%
American Funds Global Growth Fund Class 4 /(6)/
2015   19,265                    9.59        184,810                1.20%    1.74%                      -4.07%
American Funds Growth Fund Class 2
2015  236,443     30.40 to      34.11      7,470,286      0.85% to  1.72%    0.56%        5.04% to       5.95%
2014  307,519     28.95 to      32.20      9,210,839      0.85% to  1.72%    0.73%        6.66% to       7.59%
2013  375,320     27.14 to      29.93     10,504,388      0.85% to  1.72%    0.91%       27.89% to      29.00%
2012  433,087     21.22 to      23.20      9,462,122      0.85% to  1.72%    0.78%       15.88% to      16.89%
2011  494,010     18.31 to      19.85      9,281,857      0.85% to  1.72%    0.59%       -5.91% to      -5.09%
American Funds Growth-Income Fund Class 2
2015  346,276     25.57 to      28.70      9,246,891      0.85% to  1.72%    1.26%       -0.28% to       0.60%
2014  409,174     25.64 to      28.53     10,903,964      0.85% to  1.72%    1.19%        8.75% to       9.70%
2013  518,108     23.58 to      26.01     12,651,424      0.85% to  1.72%    1.33%       31.23% to      32.37%
2012  611,315     17.97 to      19.65     11,347,744      0.85% to  1.72%    1.59%       15.47% to      16.49%
2011  679,402     15.56 to      16.87     10,888,891      0.85% to  1.72%    1.49%       -3.50% to      -2.66%
American Funds Insurance Series - Capital Income Builder /(6) /
2015    2,803      9.27 to       9.64         26,811      1.10% to  1.70%    1.19%       -7.35% to      -2.87%
AMT Absolute Return Multi-Manager Fund Port S CL /(6) /
2015    1,928                    9.35         18,037                1.40%    0.00%                      -6.38%
AST Asset Allocation Portfolio Class 1
2015   99,047                   36.08      3,573,374                1.52%    2.94%                      -3.21%
2014  112,301                   37.27      4,185,721                1.52%    2.55%                       5.84%
2013  107,513                   35.22      3,786,152                1.52%    2.84%                      16.11%
2012  121,254                   30.33      3,677,602                1.52%    2.98%                      10.25%
2011  143,089                   27.51      3,936,229                1.52%    2.69%                      -0.60%
AST Asset Allocation Portfolio Class 3
2015  145,786     14.24 to      20.40      3,250,353      0.85% to  1.90%    2.93%       -3.81% to      -2.80%
2014  142,197     14.81 to      20.99      3,481,940      0.85% to  1.90%    2.23%        5.18% to       6.28%
2013  156,634     14.08 to      19.75      3,833,733      0.85% to  1.90%    2.55%       15.38% to      16.60%
2012  162,988     12.20 to      16.94      3,608,243      0.85% to  1.90%    2.90%        9.56% to      10.72%
2011  121,539     11.14 to      15.30      2,915,098      0.85% to  1.90%    2.53%       -1.22% to      -0.18%
AST Capital Appreciation Portfolio Class 1
2015   92,829                   95.23      8,840,418                1.52%    0.00%                       7.09%
2014  105,902                   88.93      9,417,684                1.52%    0.00%                      13.50%
2013  118,271                   78.35      9,266,261                1.52%    0.00%                      33.78%
2012  140,943                   58.57      8,254,748                1.52%    0.00%                      22.02%
2011  176,146                   48.00      8,454,460                1.52%    0.00%                      -8.45%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:


                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
AST Capital Appreciation Portfolio Class 3
2015    576,900     22.12 to      31.98     22,687,153      0.85%   to   2.15%     0.00%        6.15% to       7.54%
2014    546,342     20.84 to      29.73     22,973,199      0.85%   to   2.15%     0.00%       12.51% to      13.98%
2013    589,721     18.52 to      26.09     24,327,775      0.85%   to   2.15%     0.00%       32.61% to      34.34%
2012    630,759     13.97 to      19.42     20,820,587      0.85%   to   2.15%     0.00%       20.95% to      22.54%
2011    570,910     11.57 to      15.85     17,657,304      0.85%   to   1.90%     0.00%       -9.03% to      -8.06%
AST Government and Quality Bond Portfolio Class 1
2015    156,083                   21.27      3,319,243                   1.52%     1.54%                      -0.98%
2014    179,183                   21.48      3,848,072                   1.52%     1.93%                       3.58%
2013    206,629                   20.73      4,284,198                   1.52%     2.46%                      -3.56%
2012    236,370                   21.50      5,083,005                   1.52%     2.19%                       2.23%
2011    270,324                   21.03      5,686,495                   1.52%     3.10%                       5.47%
AST Government and Quality Bond Portfolio Class 3
2015  2,174,093     11.56 to      17.35     33,017,356      0.85%   to   2.15%     1.30%       -1.84% to      -0.56%
2014  2,171,458     11.78 to      17.45     34,598,415      0.85%   to   2.15%     1.64%        2.68% to       4.02%
2013  2,234,883     11.47 to      16.77     35,567,294      0.85%   to   2.15%     2.19%       -4.41% to      -3.16%
2012  2,034,089     12.00 to      17.32     35,077,762      0.85%   to   2.15%     2.05%        1.33% to       2.66%
2011  1,665,905     11.85 to      16.87     30,659,805      0.85%   to   1.90%     3.00%        4.81% to       5.92%
AST Growth Portfolio Class 1
2015     70,906                   48.23      3,419,780                   1.52%     0.62%                      -1.36%
2014     87,386                   48.89      4,272,688                   1.52%     0.56%                       5.83%
2013     97,463                   46.20      4,502,945                   1.52%     0.80%                      33.14%
2012    108,446                   34.70      3,763,161                   1.52%     0.57%                      12.24%
2011    127,178                   30.92      3,931,732                   1.52%     0.72%                      -7.67%
AST Growth Portfolio Class 3
2015    176,927     14.45 to      18.40      5,636,546      0.85%   to   1.90%     0.33%       -1.98% to      -0.94%
2014    164,211     14.74 to      18.57      6,202,555      0.85%   to   1.90%     0.30%        5.17% to       6.28%
2013    178,450     14.01 to      17.47      6,790,328      0.85%   to   1.90%     0.53%       32.31% to      33.70%
2012    228,481     10.59 to      13.07      6,409,751      0.85%   to   1.90%     0.29%       11.54% to      12.72%
2011    223,448      9.50 to      11.60      6,213,429      0.85%   to   1.90%     0.46%       -8.25% to      -7.28%
AST Natural Resources Portfolio Class 1
2015     27,544                   30.60        842,874                   1.52%     1.74%                     -22.58%
2014     31,024                   39.53      1,226,242                   1.52%     1.14%                     -19.76%
2013     38,811                   49.26      1,911,825                   1.52%     0.89%                       4.21%
2012     46,571                   47.27      2,201,483                   1.52%     1.08%                       1.96%
2011     52,720                   46.36      2,444,338                   1.52%     0.69%                     -21.47%
AST Natural Resources Portfolio Class 3
2015    281,828      6.22 to       6.54      3,648,589      0.85%   to   1.90%     0.99%      -23.07% to     -22.25%
2014    326,851      8.09 to       8.42      6,181,181      0.85%   to   1.90%     0.80%      -20.26% to     -19.42%
2013    234,786     10.14 to      10.44      6,356,095      0.85%   to   1.90%     0.68%        3.55% to       4.64%
2012    231,505      9.79 to       9.98      6,965,934      0.85%   to   1.90%     0.80%        1.32% to       2.39%
2011    194,691      9.66 to       9.75      6,838,485      0.85%   to   1.90%     0.45%      -21.96% to     -21.14%
BlackRock Global Allocation V.I. Fund /(6)/
2015      3,444      9.47 to       9.71         32,755      1.10%   to   1.40%     1.98%       -2.38% to      -2.08%
Blackrock iShares Alt Strategies VI Fund /(6)/
2015      1,906                    9.72         18,525                   1.40%     5.84%                      -2.61%
BlackRock iShares Dynamic Fixed Income V.I. Fund /(6)/
2015      2,926                    9.79         28,643                   1.10%     3.68%                      -2.55%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
Columbia VP - Limited Duration Credit Fund Class 2 /(6)/
2015        720                    9.51          6,847                   1.10%     0.00%                      -3.56%
Columbia VP Income Opportunities Fund Class 1
2015      4,944     22.00 to      22.81        110,113      1.52%   to   1.77%     9.03%       -2.73% to      -2.49%
2014      5,515     22.62 to      23.40        126,394      1.52%   to   1.77%     0.00%        2.19% to       2.45%
2013      5,684     22.13 to      22.84        127,353      1.52%   to   1.77%    12.79%        3.24% to       3.49%
2012      8,686     21.44 to      22.07        188,377      1.52%   to   1.77%     6.15%       13.03% to      13.32%
2011     11,112     18.97 to      19.47        213,478      1.52%   to   1.77%     6.01%        4.70% to       4.96%
Columbia VP Marsico Focused Equities Fund Class 1
2015     27,049     17.73 to      18.40        494,224      1.52%   to   1.77%     0.17%        0.78% to       1.03%
2014     32,270     17.60 to      18.22        584,710      1.52%   to   1.77%     0.47%       10.48% to      10.76%
2013     41,520     15.93 to      16.45        678,046      1.52%   to   1.77%     0.44%       35.68% to      36.02%
2012     46,714     11.74 to      12.14        561,279      1.52%   to   1.77%     0.37%       10.07% to      10.34%
2011     51,093     10.66 to      11.00        557,259      1.52%   to   1.77%     0.42%       -4.32% to      -4.08%
Franklin Income Securities Fund
2015  1,129,535     11.95 to      13.02     13,985,659      0.85%   to   1.90%     4.74%       -8.80% to      -7.84%
2014  1,126,020     13.11 to      14.13     15,222,288      0.85%   to   1.90%     5.03%        2.65% to       3.73%
2013    957,209     12.77 to      13.62     12,553,946      0.85%   to   1.90%     6.43%       11.80% to      12.98%
2012    876,783     11.42 to      12.05     10,231,548      0.85%   to   1.90%     6.26%       10.53% to      11.70%
2011    594,166     10.33 to      10.79      6,249,004      0.85%   to   1.90%     5.68%        0.46% to       1.52%
Franklin Strategic Income VIP Fund /(6)/
2015        931                    9.36          8,712                   1.10%     0.00%                      -4.92%
Franklin Templeton VIP Founding Funds Allocations Fund Class 2
2015    277,065     11.23 to      12.21      3,206,266      0.85%   to   1.90%     3.10%       -7.98% to      -7.01%
2014    297,850     12.21 to      13.13      3,732,787      0.85%   to   1.90%     2.74%        0.91% to       1.98%
2013    319,901     12.10 to      12.88      3,955,781      0.85%   to   1.90%    12.93%       21.45% to      22.73%
2012    369,765      9.96 to      10.49      3,756,236      0.85%   to   1.90%     2.70%       13.16% to      14.35%
2011    363,841      8.80 to       9.18      3,253,739      0.85%   to   1.90%     0.01%       -3.40% to      -2.38%
Goldman Sachs Strategic Income Fund /(6)/
2015      2,343                    9.48         22,203                   1.10%     2.70%                      -3.32%
GS VIT Multi-Strategy Alt Port Advisor /(6) /
2015      2,024                    9.03         18,273                   1.40%     3.78%                      -6.21%
Invesco V.I. Balanced-Risk Allocation Fd /(6) /
2015        549                    9.01          4,945                   1.70%     0.00%                      -9.88%
Invesco VI American Franchise Fund Series II
2015     41,845     17.87 to      18.36        730,947      0.85%   to   1.90%     0.00%        2.78% to       3.86%
2014     34,441     17.39 to      17.68        573,737      0.85%   to   1.90%     0.00%        6.13% to       7.25%
2013     44,395     16.38 to      16.48        698,718      0.85%   to   1.90%     0.22%       37.17% to      38.62%
2012     64,121     11.89 to      11.94        728,128      0.85%   to   1.90%     0.00%       11.26% to      12.44%
2011     88,830     10.58 to      10.73        895,165      0.85%   to   1.90%     0.00%       -8.15% to      -7.18%
Invesco VI Comstock Fund Series II
2015    931,609     13.64 to      20.40     15,061,338      0.85%   to   2.15%     1.69%       -8.19% to      -6.99%
2014    938,706     14.85 to      21.93     16,626,533      0.85%   to   2.15%     1.08%        6.78% to       8.18%
2013  1,004,380     13.91 to      20.27     16,837,568      0.85%   to   2.15%     1.43%       32.78% to      34.51%
2012  1,165,221     10.48 to      15.07     14,705,485      0.85%   to   2.15%     1.53%       16.39% to      17.92%
2011  1,056,266      9.01 to      12.78     11,695,605      0.85%   to   1.90%     1.24%       -3.95% to      -2.94%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
Invesco VI Growth and Income Fund Series II
2015  1,399,970     13.95 to      22.78     24,719,855      0.85%   to   2.15%     2.58%       -5.37% to      -4.13%
2014  1,488,341     14.74 to      23.77     28,049,551      0.85%   to   2.15%     1.48%        7.63% to       9.03%
2013  1,647,491     13.70 to      21.80     29,135,752      0.85%   to   2.15%     1.28%       30.93% to      32.64%
2012  1,923,682     10.46 to      16.43     26,145,210      0.85%   to   2.15%     1.32%       11.91% to      13.38%
2011  1,829,469      9.36 to      14.49     22,788,863      0.85%   to   1.90%     1.06%       -4.10% to      -3.09%
Ivy Funds VIP Asset Strategy /(6)/
2015      2,089                    9.02    $    18,836                   1.10%     0.00%                      -9.35%
Lord Abbett Growth and Income Portfolio Class VC
2015    735,771     12.11 to      18.05     10,886,559      0.85%   to   2.15%     1.16%       -4.93% to      -3.69%
2014    837,517     12.74 to      18.74     13,109,872      0.85%   to   2.15%     0.66%        5.36% to       6.74%
2013    965,878     12.09 to      17.56     14,428,235      0.85%   to   2.15%     0.57%       33.02% to      34.75%
2012  1,121,963      9.09 to      13.03     12,643,950      0.85%   to   2.15%     0.99%        9.70% to      11.14%
2011  1,107,787      8.28 to      11.73     11,559,607      0.85%   to   1.90%     0.76%       -6.88% to      -7.85%
Lord Abbett Mid Cap Stock Portfolio Class VC
2015      6,260                   21.46        134,363                   0.85%     0.56%                      -4.60%
2014      7,103                   22.50        159,823                   0.85%     0.44%                      10.58%
2013      8,299                   20.35        168,843                   0.85%     0.42%                      29.22%
2012      9,195                   15.75        144,784                   0.85%     0.59%                      13.57%
2011     12,651                   13.86        175,392                   0.85%     0.20%                      -4.82%
Lord Abbett Series Fund Bond Debenture Portfolio /(6)/
2015      2,220                    9.76         21,674                   1.10%     8.37%                       0.10%
Lord Abbett Series Fund Short Duration Portfolio /(6)/
2015      4,460                    9.90         44,137                   1.10%     4.34%                       1.59%
Morgan Stanley UIF Global Infrastructure /(6)/
2015      1,711                    8.53         14,595                   1.40%     2.01%                     -15.08%
PIMCO Emerging Markets Bond Portfolio /(6)/
2015      2,330                    9.24         21,532                   1.10%     0.77%                      -3.38%
PIMCO Unconstrained Bond Portfolio /(6)/
2015      1,280                    9.66         12,366                   1.40%     5.48%                      -3.14%
Principal Diversified International Account Class 2
2015     13,146      6.89 to       7.06         90,895      1.55%   to   1.70%     2.42%       -2.33% to      -2.18%
2014     12,511      7.05 to       7.22         88,454      1.55%   to   1.70%     1.20%       -5.04% to      -4.89%
2013     27,212      7.43 to       7.59        204,674      1.55%   to   1.70%     1.35%       16.20% to      16.37%
2012     65,213      6.39 to       6.52        423,548      1.55%   to   1.70%     1.76%       16.01% to      16.19%
2011     66,990      5.51 to       5.61        374,618      1.55%   to   1.70%     0.15%      -12.85% to     -12.72%
Principal Equity Income Account Class 2
2015     26,193     13.64 to      13.94        362,299      1.55%   to   1.70%     2.34%       -5.77% to      -5.63%
2014     30,236     14.48 to      14.77        442,824      1.55%   to   1.70%     1.74%       10.56% to      10.73%
2013     53,025     13.10 to      13.34        703,073      1.55%   to   1.70%     2.78%       24.89% to      25.08%
2012     70,776     10.49 to      10.66        751,336      1.55%   to   1.70%     2.75%       10.81% to      10.98%
2011     77,222      9.46 to       9.61        738,730      1.55%   to   1.70%     0.45%        3.40% to       3.55%
Principal Government & High Quality Bond Class 2
2015         74      7.95 to       8.11            590      1.55%   to   1.70%     3.20%       -1.03% to      -0.88%
2014         74      8.03 to       8.19            598      1.55%   to   1.70%     0.41%        2.98% to       3.13%
2013      1,215      7.80 to       7.94          9,640      1.55%   to   1.70%     3.66%       -2.96% to      -2.81%
2012      1,228      8.04 to       8.17         10,022      1.55%   to   1.70%     3.75%        1.95% to       2.10%
2011      1,234      7.89 to       8.00          9,864      1.55%   to   1.70%     0.18%        4.12% to       4.27%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                       At December 31                               For the year ended December 31
      -------------------------------------------------   -----------------------------------------------------
                    Unit Value                                                Investment
                    Lowest to                                                   Income         Total Return
       Units    Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      ------- ----------------------  ------------------  -----------------   ---------- -----------------------
Principal Income Account Class 2
2015    9,679      9.61 to       9.81        94,103       1.55%   to   1.70%     3.99%       -2.59% to      -2.45%
2014   11,118      9.87 to      10.06       110,843       1.55%   to   1.70%     3.06%        3.49% to       3.64%
2013   21,353      9.54 to       9.71       206,162       1.55%   to   1.70%     4.60%       -1.58% to      -1.43%
2012   24,748      9.69 to       9.85       242,489       1.55%   to   1.70%     4.08%        7.43% to       7.60%
2011   27,214      9.02 to       9.15       247,808       1.55%   to   1.70%     0.38%        4.27% to       4.42%
Principal LargeCap Blend Account II Class 2
2015       --        -- to         --            --       0.00%   to   0.00%     2.21%        0.00% to       0.00%
2014    3,444      9.75 to       9.93        33,824       1.55%   to   1.70%     0.74%        9.13% to       9.29%
2013    6,409      8.94 to       9.08        57,898       1.55%   to   1.70%     1.56%       29.05% to      29.25%
2012   10,693      6.92 to       7.03        74,941       1.55%   to   1.70%     1.04%       12.90% to      13.07%
2011   11,108      6.13 to       6.22        68,854       1.55%   to   1.70%     0.01%       -2.10% to      -1.95%
Principal LargeCap Growth Account Class 2
2015    1,520                   11.15        16,950                    1.55%     0.00%        3.12% to       3.12%
2014    1,571                   10.81        16,992       1.55%   to   1.70%     0.22%                       9.15%
2013    3,166      9.91 to       9.91        31,367       1.55%   to   1.70%     0.99%                      31.59%
2012    5,052      7.41 to       7.53        38,050       1.55%   to   1.70%     0.00%       14.59% to      14.77%
2011    5,085      6.46 to       6.56        33,374       1.55%   to   1.70%     0.00%       -6.11% to      -5.97%
Principal Money Market Account Class 2
2015       11                    5.45            60                    1.55%     0.00%       -1.54% to      -1.54%
2014   18,401      5.42 to       5.53        99,714       1.55%   to   1.70%     0.00%       -1.69% to      -1.54%
2013   18,538      5.51 to       5.62       102,179       1.55%   to   1.70%     0.00%       -1.68% to      -1.53%
2012   18,684      5.61 to       5.71       104,748       1.55%   to   1.70%     0.00%       -1.69% to      -1.54%
2011   18,817      5.70 to       5.80       107,304       1.55%   to   1.70%     0.00%       -1.69% to      -1.54%
Principal PVC MidCap Blend Acct Class 2
2015   62,612     18.20 to      18.53     1,140,972       1.55%   to   1.70%     0.30%       -0.34% to      -0.19%
2014   71,777     18.26 to      18.56     1,312,685       1.55%   to   1.70%     0.27%       10.80% to      10.97%
2013   82,956     16.48 to      16.73     1,370,794       1.55%   to   1.70%     1.20%       31.34% to      31.54%
2012   98,869     12.55 to      12.72     1,245,178       1.55%   to   1.70%     0.63%       17.15% to      17.33%
2011  126,733     10.71 to      10.84     1,361,514       1.55%   to   1.70%     0.00%        6.18% to       6.34%
Principal PVC Principal Capital Appreciation Account Class 2
2015    9,847     19.30 to      19.71       191,430       1.55%   to   1.70%     0.04%        0.22% to       0.37%
2014    9,572     19.26 to      19.64       185,517       1.55%   to   1.70%     2.16%       10.30% to      10.47%
2013   18,022     17.46 to      17.77       317,871       1.55%   to   1.70%     6.78%       30.05% to      30.25%
2012   22,863     13.42 to      13.65       309,913       1.55%   to   1.70%     0.83%       11.66% to      11.82%
2011   26,285     12.02 to      12.20       318,631       1.55%   to   1.70%     0.00%       -1.83% to      -1.69%
Principal Real Estate Securities Account Class 2
2015      396                   29.82        11,805                    1.55%     1.82%        2.40% to       2.40%
2014      710     28.32 to      29.12        20,429       1.55%   to   1.70%     1.36%       30.21% to      30.40%
2013      747     21.75 to      22.33        16,505       1.55%   to   1.70%     0.92%        2.12% to       2.27%
2012    1,058     21.30 to      21.84        22,750       1.55%   to   1.70%     1.07%       14.88% to      15.06%
2011    1,063     18.54 to      18.98        19,893       1.55%   to   1.70%     0.00%        6.89% to       7.05%
Principal SAM Balanced Portfolio Class 2
2015  500,991     13.16 to      13.65     6,689,180       1.52%   to   1.77%     2.78%       -2.82% to      -2.57%
2014  542,028     13.54 to      14.01     7,440,930       1.52%   to   1.77%     2.39%        4.72% to       4.98%
2013  654,592     12.93 to      13.35     8,571,058       1.52%   to   1.77%     2.15%       15.27% to      15.56%
2012  635,115     11.22 to      11.55     7,217,707       1.52%   to   1.77%     0.41%       10.49% to      10.77%
2011  820,718     10.15 to      10.43     8,431,709       1.52%   to   1.77%     2.57%       -1.04% to      -0.79%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                       At December 31                               For the year ended December 31
      -------------------------------------------------   -----------------------------------------------------
                    Unit Value                                                Investment
                    Lowest to                                                   Income         Total Return
       Units    Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      ------- ----------------------  ------------------  -----------------   ---------- -----------------------
Principal SAM Conservative Balanced Portfolio Class 2
2015   11,725     13.13 to       9.59       112,765       1.55%   to   1.77%     3.07%       -2.67% to      -2.46%
2014   12,390      9.83 to      13.49       122,328       1.55%   to   1.77%     2.80%        4.06% to       4.29%
2013   13,048      9.43 to      12.96       123,695       1.55%   to   1.77%     2.61%        9.30% to       9.54%
2012   13,750      8.61 to      11.86       119,189       1.55%   to   1.77%     0.40%        8.96% to       9.20%
2011   27,080      7.88 to      10.88       213,435       1.55%   to   1.77%     3.26%        0.18% to       0.40%
Principal SAM Conservative Growth Portfolio Class 2
2015   44,245     13.91 to      14.19       625,832       1.55%   to   1.70%     2.05%       -3.01% to      -2.86%
2014   45,623     14.34 to      14.61       664,385       1.55%   to   1.70%     1.62%        5.33% to       5.49%
2013   52,459     13.62 to      13.85       723,838       1.55%   to   1.70%     1.49%       20.76% to      20.94%
2012   69,627     11.28 to      11.45       792,793       1.55%   to   1.70%     0.21%       11.89% to      12.06%
2011   88,822     10.08 to      10.22       902,204       1.55%   to   1.70%     1.86%       -2.30% to      -2.15%
Principal SAM Flexible Income Portfolio Class 2
2015   39,046     13.08 to      10.80       457,545       1.55%   to   1.77%     3.59%       -3.27% to      -3.06%
2014   45,690     11.14 to      13.52       546,583       1.55%   to   1.77%     3.51%        3.94% to       4.17%
2013   48,812     10.70 to      13.01       558,767       1.55%   to   1.77%     3.16%        5.58% to       5.81%
2012   59,574     10.11 to      12.32       637,504       1.55%   to   1.77%     0.86%        8.40% to       8.64%
2011   65,220      9.31 to      11.36       639,404       1.55%   to   1.77%     3.67%        1.32% to       1.55%
Principal SAM Strategic Growth Portfolio Class 2
2015   18,383     15.26 to      15.58       285,106       1.55%   to   1.70%     2.06%       -3.53% to      -3.38%
2014   18,470     15.82 to      16.13       296,584       1.55%   to   1.70%     1.17%        6.53% to       6.69%
2013   24,758     14.85 to      15.12       373,109       1.55%   to   1.70%     1.14%       24.96% to      25.15%
2012   25,554     11.88 to      12.08       307,776       1.55%   to   1.70%     0.00%       13.29% to      13.46%
2011   25,699     10.49 to      10.65       272,881       1.55%   to   1.70%     1.29%       -3.77% to      -3.63%
Principal Short-Term Income Account Class 2
2015    5,911                    7.35        43,468       1.55%   to   1.55%     2.49%                      -0.96%
2014    6,098                    7.42        45,278       1.55%   to   1.70%     1.39%                      -0.54%
2013    6,206      7.34 to       7.47        46,331       1.55%   to   1.70%     1.65%       -0.45% to      -0.30%
2012    5,822      7.38 to       7.49        43,609       1.55%   to   1.70%     1.83%        2.91% to       3.06%
2011    5,770      7.17 to       7.27        41,937       1.55%   to   1.70%     0.14%       -0.75% to      -0.60%
Principal SmallCap Growth Account II Class 2
2015       --        --            --            --                              0.00%
2014    1,889                   10.55        19,926       1.55%   to   1.70%     0.00%                       4.86%
2013    5,980      9.87 to      10.06        59,420       1.55%   to   1.70%     0.00%       44.51% to      44.73%
2012    5,926      6.83 to       6.95        40,717       1.55%   to   1.70%     0.00%       14.17% to      14.34%
2011    6,160      5.99 to       6.08        37,063       1.55%   to   1.70%     0.00%       -6.31% to      -6.17%
PVC SmallCap Blend Account Class 2
2015    1,809                   10.46        18,917                    1.55%     0.49%                       4.58%
SAST Aggressive Growth Portfolio Class 1
2015   70,782                   19.93     1,410,490                    1.52%     0.00%                      -2.68%
2014   86,777                   20.48     1,776,752                    1.52%     0.00%                      -0.97%
2013   99,861                   20.67     2,064,625                    1.52%     0.00%                      40.79%
2012  111,324                   14.69     1,634,795                    1.52%     0.00%                      14.46%
2011  137,650                   12.83     1,766,472                    1.52%     0.00%                      -3.46%
SAST Aggressive Growth Portfolio Class 3
2015  194,340     12.12         12.75     2,641,574       0.85%   to   1.90%     0.00%       -3.29% to      -2.27%
2014  209,773     12.53 to      13.04     3,296,044       0.85%   to   1.90%     0.00%       -1.59% to      -0.55%
2013  261,616     12.73 to      13.12     4,460,478       0.85%   to   1.90%     0.00%       39.91% to      41.38%
2012  174,080      9.10 to       9.28     2,146,977       0.85%   to   1.90%     0.00%       13.74% to      14.95%
2011  155,748      8.00 to       8.07     1,747,315       0.85%   to   1.90%     0.00%       -4.06% to      -3.05%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
SAST Alliance Growth Portfolio Class 1
2015    154,627                   60.72      9,389,530                   1.52%     0.13%                       9.58%
2014    178,046                   55.41      9,866,299                   1.52%     0.00%                      12.44%
2013    197,819                   49.28      9,748,966                   1.52%     0.27%                      35.37%
2012    237,407                   36.40      8,643,187                   1.52%     0.49%                      14.84%
2011    270,337                   31.70      8,570,431                   1.52%     0.47%                      -3.77%
SAST Alliance Growth Portfolio Class 3
2015    194,099     18.45 to      15.56      7,642,814      0.85%   to   1.90%     0.00%        8.89% to      10.04%
2014    230,523     14.14 to      16.94      7,850,551      0.85%   to   1.90%     0.00%       11.74% to      12.92%
2013    216,650     12.53 to      15.16      7,940,092      0.85%   to   1.90%     0.02%       34.53% to      35.94%
2012    235,109      9.21 to      11.27      6,947,312      0.85%   to   1.90%     0.22%       14.11% to      15.32%
2011    231,379      7.99 to       9.88      6,506,568      0.85%   to   1.90%     0.22%       -4.38% to      -3.37%
SAST American Funds Asset Allocation Portfolio Class 3
2015    534,603     13.98 to      14.96      7,771,252      1.15%   to   1.90%     1.38%       -0.81% to      -0.07%
2014    517,150     14.09 to      14.97      7,504,535      1.15%   to   1.90%     1.07%        3.10% to       3.88%
2013    418,254     13.67 to      14.41      5,853,937      1.15%   to   1.90%     1.36%       21.04% to      21.95%
2012    420,330     11.29 to      11.81      4,840,598      1.15%   to   1.90%     1.41%       13.60% to      14.45%
2011    369,629      9.94 to      10.19      3,740,439      1.30%   to   1.90%     1.20%       -0.92% to      -0.32%
SAST American Funds Global Growth Portfolio Class 3
2015  1,222,262     15.61 to      12.11     19,794,363      1.10%   to   2.15%     0.90%        4.39% to       5.49%
2014  1,397,645     14.96 to      16.03     21,554,249      1.15%   to   2.15%     0.93%       -0.20% to       0.80%
2013  1,410,938     14.99 to      15.90     21,662,517      1.15%   to   2.15%     0.57%       26.09% to      27.36%
2012  1,615,191     11.89 to      12.48     19,544,909      1.15%   to   2.15%     1.02%       19.63% to      20.84%
2011  1,511,364      9.94 to      10.33     15,190,715      1.15%   to   1.90%     0.86%      -10.86% to     -10.18%
SAST American Funds Growth Portfolio Class 3
2015    947,138     15.26 to      12.73     15,020,937      1.10%   to   2.15%     0.91%        4.27% to       5.37%
2014  1,039,498     14.63 to      15.66     15,736,526      1.15%   to   2.15%     0.61%        5.89% to       6.95%
2013  1,020,425     13.82 to      14.64     14,510,545      1.15%   to   2.15%     0.47%       26.99% to      28.26%
2012  1,144,790     10.88 to      11.42     12,743,063      1.15%   to   2.15%     0.34%       15.05% to      16.21%
2011  1,076,684      9.46 to       9.82     10,364,551      1.15%   to   1.90%     0.35%       -6.37% to      -5.66%
SAST American Funds Growth-Income Portfolio Class 3
2015    812,989     14.36 to      12.46     12,051,004      1.10%   to   2.15%     1.06%       -0.99% to       0.06%
2014    828,444     14.50 to      15.52     12,296,939      1.15%   to   2.15%     0.96%        7.93% to       9.02%
2013    873,160     13.43 to      14.23     11,921,248      1.15%   to   2.15%     1.20%       30.27% to      31.58%
2012  1,046,934     10.31 to      10.82     10,875,490      1.15%   to   2.15%     1.24%       14.66% to      15.81%
2011  1,012,820      9.00 to       9.34      9,111,381      1.15%   to   1.90%     1.00%       -3.98% to      -3.26%
SAST Balanced Portfolio Class 1
2015    111,539                   23.88      2,663,649                   1.52%     1.73%                      -1.48%
2014    129,195                   24.24      3,131,578                   1.52%     1.37%                       9.76%
2013    149,714                   22.08      3,306,159                   1.52%     1.56%                      17.68%
2012    156,918                   18.77      2,944,371                   1.52%     1.39%                      11.42%
2011    173,860                   16.84      2,927,929                   1.52%     1.70%                       0.73%
SAST Balanced Portfolio Class 3
2015    764,922     14.60 to      14.74     11,799,819      0.85%   to   1.90%     1.57%       -2.10% to      -1.06%
2014    761,549     14.90 to      14.91     12,034,582      0.85%   to   1.90%     1.20%        9.07% to      10.22%
2013    693,641     13.51 to      13.67     10,145,275      0.85%   to   1.90%     1.39%       16.94% to      18.17%
2012    656,806     11.44 to      11.69      8,202,125      0.85%   to   1.90%     1.52%       10.72% to      11.89%
2011    103,301     10.22 to      10.56      1,489,774      0.85%   to   1.90%     1.80%        0.10% to       1.16%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
SAST Blue Chip Growth Portfolio Class 1
2015     63,709                    9.79        623,833                   1.52%     0.38%                       2.81%
2014     74,540                    9.52        709,934                   1.52%     0.04%                      10.23%
2013     78,584                    8.64        678,982                   1.52%     0.35%                      31.95%
2012     86,624                    6.55        567,168                   1.52%     0.00%                       9.89%
2011     91,243                    5.96        544,131                   1.52%     0.20%                      -7.01%
SAST Blue Chip Growth Portfolio Class 3
2015    430,164     15.48 to       9.77      5,478,551      0.85%   to   1.90%     0.19%        2.17% to       3.24%
2014    455,047      9.46 to      15.15      5,437,879      0.85%   to   1.90%     0.00%        9.54% to      10.69%
2013    465,355      8.55 to      13.83      4,854,902      0.85%   to   1.90%     0.13%       31.12% to      32.50%
2012    483,665      6.45 to      10.55      3,782,792      0.85%   to   1.90%     0.00%        9.20% to      10.36%
2011    475,428      5.85 to       9.66      3,249,696      0.85%   to   1.90%     0.01%       -7.60% to      -6.62%
SAST Capital Growth Portfolio Class 1
2015     22,404                   11.60        259,812                   1.52%     0.08%                       3.98%
2014     21,204                   11.15        236,478                   1.52%     0.08%                       6.95%
2013     34,189                   10.43        356,511                   1.52%     0.76%                      27.31%
2012     38,972                    8.19        319,213                   1.52%     0.40%                      12.20%
2011     45,633                    7.30        333,336                   1.52%     0.00%                      -2.80%
SAST Capital Growth Portfolio Class 3
2015    185,896     14.37 to      12.28      2,155,289      0.85%   to   1.90%     0.00%        3.33% to       4.42%
2014    230,978     11.76 to      13.90      2,584,699      0.85%   to   1.90%     0.00%        6.28% to       7.40%
2013    262,253     10.95 to      13.08      2,696,885      0.85%   to   1.90%     0.57%       26.51% to      27.84%
2012    295,857      8.56 to      10.34      2,394,394      0.85%   to   1.90%     0.16%       11.50% to      12.68%
2011    339,170      7.60 to       9.27      2,443,923      0.85%   to   1.90%     0.00%       -3.41% to      -2.39%
SAST Cash Management Portfolio Class 1
2015    137,987                   12.17      1,679,881                   1.52%     0.00%                      -1.72%
2014    225,453                   12.39      2,792,612                   1.52%     0.00%                      -1.79%
2013    237,454                   12.61      2,994,723                   1.52%     0.00%                      -1.76%
2012    242,600                   12.84      3,114,406                   1.52%     0.00%                      -1.75%
2011    264,303                   13.07      3,453,450                   1.52%     0.00%                      -1.78%
SAST Cash Management Portfolio Class 3
2015    801,895      8.67 to      10.86      8,320,058      0.85%   to   1.90%     0.00%       -2.33% to      -1.30%
2014    627,353      8.87 to      11.01      6,941,126      0.85%   to   1.90%     0.00%       -2.40% to      -1.37%
2013    699,734      9.09 to      11.16      7,745,851      0.85%   to   1.90%     0.00%       -2.38% to      -1.35%
2012    564,869      9.31 to      11.31      6,788,022      0.85%   to   1.90%     0.00%       -2.37% to      -1.33%
2011    649,844      9.54 to      11.46      7,988,729      0.85%   to   1.90%     0.00%       -2.40% to      -1.37%
SAST Corporate Bond Portfolio Class 1
2015    100,529                   27.81      2,795,664                   1.52%     3.80%                      -2.71%
2014    116,962                   28.58      3,343,286                   1.52%     3.66%                       4.21%
2013    121,313                   27.43      3,327,621                   1.52%     4.10%                      -0.13%
2012    140,358                   27.47      3,854,751                   1.52%     5.11%                       9.73%
2011    163,105                   25.03      4,082,209                   1.52%     6.11%                       4.81%
SAST Corporate Bond Portfolio Class 3
2015  1,976,862     14.83 to      23.71     36,831,104      0.85%   to   2.15%     3.53%       -3.56% to      -2.30%
2014  1,947,371     15.38 to      24.27     38,504,302      0.85%   to   2.15%     3.36%        3.30% to       4.65%
2013  1,845,460     14.89 to      23.19     36,778,899      0.85%   to   2.15%     4.26%       -1.00% to       0.29%
2012  1,570,514     15.04 to      23.13     32,849,883      0.85%   to   2.15%     5.25%        8.77% to      10.20%
2011  1,303,058     13.85 to      20.99     26,865,014      0.85%   to   1.90%     6.18%        4.15% to       5.25%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                         At December 31                                For the year ended December 31
      ----------------------------------------------------   -----------------------------------------------------
                       Unit Value                                                Investment
                       Lowest to                                                   Income         Total Return
        Units      Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      ---------- ----------------------  ------------------  -----------------   ---------- -----------------------
SA Legg Mason BW Large Cap Value Class 1
2015     249,773                   51.98     12,984,128                   1.52%     0.50%                      -0.22%
2014     289,589                   52.10     15,086,578                   1.52%     0.61%                       5.13%
2013     330,772                   49.55     16,391,244                   1.52%     1.20%                      31.67%
2012     368,033                   37.64     13,851,640                   1.52%     0.77%                      11.01%
2011     451,534                   33.90     15,306,444                   1.52%     1.26%                      -5.67%
SA Legg Mason BW Large Cap Value Class 3
2015     869,634     13.57 to      21.59     21,388,717      0.85%   to   2.15%     0.24%       -1.09% to       0.20%
2014     943,445     13.72 to      21.54     25,062,216      0.85%   to   2.15%     0.37%        4.21% to       5.57%
2013     963,345     13.17 to      20.41     26,792,910      0.85%   to   2.15%     0.94%       30.52% to      32.22%
2012   1,112,535     10.09 to      15.43     24,822,134      0.85%   to   2.15%     0.55%       10.04% to      11.48%
2011     964,666      9.17 to      13.84     22,261,094      0.85%   to   1.90%     1.11%       -6.27% to      -5.28%
SAST Dogs of Wall Street Portfolio Class 1
2015      50,595                   22.79      1,153,271                   1.52%     1.75%                       0.53%
2014      61,702                   22.67      1,399,065                   1.52%     1.45%                       9.08%
2013      62,689                   20.79      1,303,073                   1.52%     1.41%                      34.56%
2012      72,984                   15.45      1,127,353                   1.52%     2.07%                      12.10%
2011      80,349                   13.78      1,107,124                   1.52%     2.20%                      10.98%
SAST Dogs of Wall Street Portfolio Class 3
2015     250,192     18.04 to      28.02      4,992,091      0.85%   to   2.15%     1.71%       -0.35% to       0.95%
2014     268,374     18.10 to      27.76      5,404,275      0.85%   to   2.15%     1.39%        8.13% to       9.54%
2013     194,212     16.74 to      25.34      3,682,517      0.85%   to   2.15%     1.46%       33.38% to      35.12%
2012     170,316     12.55 to      18.75      2,406,443      0.85%   to   2.15%     1.98%       11.12% to      12.58%
2011     123,135     11.30 to      16.66      1,591,907      0.85%   to   1.90%     2.19%       10.29% to      11.45%
SAST Dynamic Allocation Portfolio Class 3
2015  70,608,260     11.36 to      11.91    823,326,924      0.95%   to   2.15%     1.08%       -7.17% to      -6.05%
2014  53,998,923     12.24 to      12.67    673,465,249      0.95%   to   2.15%     0.61%        2.10% to       3.34%
2013  32,237,642     11.99 to      12.26    391,106,970      0.95%   to   2.15%     0.00%       14.65% to      16.03%
2012  10,304,431     10.46 to      10.57    108,362,212      0.95%   to   2.15%     2.03%        1.14% to       4.56%
2011          --                      --             --                     --        --                          --
SAST Emerging Markets Portfolio Class 1
2015      79,031                   14.74      1,164,772                   1.52%     1.81%                     -15.57%
2014      82,020                   17.46      1,431,782                   1.52%     1.20%                      -7.31%
2013      97,610                   18.83      1,838,226                   1.52%     0.54%                      -4.84%
2012     110,262                   19.79      2,182,164                   1.52%     0.52%                      16.96%
2011     135,746                   16.92      2,296,390                   1.52%     0.54%                     -27.20%
SAST Emerging Markets Portfolio Class 3
2015     560,047      8.47 to      19.08      6,496,857      0.85%   to   2.15%     1.56%      -16.31% to     -15.22%
2014     561,685     10.13 to      22.50      7,841,166      0.85%   to   2.15%     1.02%       -8.12% to      -6.92%
2013     539,428     11.02 to      24.18      8,484,956      0.85%   to   2.15%     0.32%       -5.67% to      -4.44%
2012     509,140     11.68 to      25.30      8,682,864      0.85%   to   2.15%     0.32%       15.93% to      17.45%
2011     509,657     10.09 to      21.54      7,696,678      0.85%   to   1.90%     0.41%      -27.66% to     -26.90%
SAST Equity Opportunities Portfolio Class 1
2015      60,507                   30.20      1,827,220                   1.52%     0.56%                       1.45%
2014      73,233                   29.77      2,180,016                   1.52%     0.40%                       8.78%
2013      85,275                   27.37      2,333,665                   1.52%     0.55%                      29.25%
2012      98,537                   21.17      2,086,383                   1.52%     0.94%                      15.09%
2011     114,953                   18.40      2,114,930                   1.52%     0.55%                      -1.61%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
SAST Equity Opportunities Portfolio Class 3
2015    148,035     14.80 to      20.14      2,899,947      0.85%   to   2.15%     0.38%        0.56% to       1.87%
2014    139,544     14.72 to      19.77      2,859,405      0.85%   to   2.15%     0.20%        7.82% to       9.23%
2013    104,710     13.65 to      18.10      2,165,843      0.85%   to   2.15%     0.39%       28.12% to      29.79%
2012     80,172     10.65 to      13.94      1,408,017      0.85%   to   2.15%     0.75%       13.93% to      15.57%
2011     64,246      9.37 to      12.06      1,103,418      0.85%   to   1.90%     0.30%       -2.23% to      -1.20%
SAST Foreign Value Portfolio Class 3
2015  1,872,632      9.68 to      10.69     23,584,017      0.85%   to   2.15%     1.91%       -6.90% to      -5.69%
2014  1,966,179     10.40 to      11.33     27,124,752      0.85%   to   2.15%     0.99%       -8.95% to      -7.76%
2013  1,910,253     11.42 to      12.29     29,619,095      0.85%   to   2.15%     1.68%       20.47% to      22.04%
2012  2,085,057      9.48 to      10.07     27,239,963      0.85%   to   2.15%     1.89%       16.75% to      18.28%
2011  1,934,825      8.13 to       8.51     22,799,895      0.85%   to   1.90%     1.55%      -13.51% to     -12.60%
SAST Fundamental Growth Portfolio Class 1
2015     74,154                   27.56      2,043,328                   1.52%     0.00%                       0.00%
2014     86,780                   27.56      2,391,309                   1.52%     0.00%                       5.97%
2013    100,482                   26.00      2,612,906                   1.52%     0.00%                      35.00%
2012    114,250                   19.26      2,200,631                   1.52%     0.00%                      14.40%
2011    137,347                   16.84      2,312,425                   1.52%     0.00%                      -6.91%
SAST Fundamental Growth Portfolio Class 3
2015    176,411     15.16 to      11.14      3,902,253      0.85%   to   1.90%     0.00%       -0.63% to       0.42%
2014    184,030     11.10 to      15.25      4,179,217      0.85%   to   1.90%     0.00%        5.30% to       6.41%
2013    194,003     10.43 to      14.49      4,379,096      0.85%   to   1.90%     0.00%       34.16% to      35.57%
2012    240,598      7.69 to      10.80      4,036,146      0.85%   to   1.90%     0.00%       13.69% to      14.89%
2011    267,258      6.70 to       9.50      4,021,788      0.85%   to   1.90%     0.00%       -7.49% to      -6.51%
SAST Global Bond Portfolio Class 1
2015     45,142                   21.66        977,769                   1.52%     0.00%                      -4.34%
2014     57,013                   22.64      1,290,868                   1.52%     0.00%                      -1.84%
2013     64,889                   23.07      1,496,758                   1.52%     1.06%                      -5.00%
2012     74,817                   24.28      1,816,519                   1.52%     8.52%                       2.32%
2011     84,541                   23.73      2,005,755                   1.52%     2.19%                       4.16%
SAST Global Bond Portfolio Class 3
2015  1,099,765     11.38 to      16.72     14,686,106      0.85%   to   2.15%     0.00%       -5.17% to      -3.93%
2014  1,017,107     12.00 to      17.41     14,722,688      0.85%   to   2.15%     0.00%       -2.70% to      -1.43%
2013    861,316     12.33 to      17.66     13,392,604      0.85%   to   2.15%     1.00%       -5.83% to      -4.60%
2012    597,898     13.10 to      18.51     10,537,227      0.85%   to   2.15%     8.90%        1.42% to       2.75%
2011    418,048     12.92 to      18.02      8,000,645      0.85%   to   1.90%     2.16%        3.50% to       4.59%
SAST Global Equities Portfolio Class 1
2015     49,502                   26.74      1,323,474                   1.52%     1.40%                      -2.72%
2014     55,757                   27.48      1,532,350                   1.52%     0.65%                       2.62%
2013     66,538                   26.78      1,781,935                   1.52%     0.53%                      24.30%
2012     79,807                   21.55      1,719,915                   1.52%     0.75%                      15.12%
2011     89,736                   18.72      1,679,795                   1.52%     0.89%                     -11.74%
SAST Global Equities Portfolio Class 3
2015    115,350     11.64 to      12.56      1,958,397      1.15%   to   1.90%     1.15%       -3.33% to      -2.60%
2014    141,133     12.05 to      12.89      2,436,457      0.85%   to   1.90%     0.51%        1.98% to       2.74%
2013    112,789     11.81 to      12.55      2,196,618      0.85%   to   1.90%     0.33%       23.52% to      24.44%
2012    116,030      9.56 to       9.98      1,876,756      0.85%   to   1.90%     0.53%       14.40% to      15.61%
2011    112,822      8.36 to       8.75      1,679,816      0.85%   to   1.90%     0.79%      -12.29% to     -11.37%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
SAST Growth Opportunities Portfolio Class 1
2015     35,114                    9.24        324,344                   1.52%     0.00%                      -2.16%
2014     35,161                    9.44        331,946                   1.52%     0.00%                       2.16%
2013     46,249                    9.24        427,376                   1.52%     0.00%                      35.72%
2012     55,844                    6.81        380,255                   1.52%     0.00%                      15.79%
2011     60,075                    5.88        353,280                   1.52%     0.00%                      -3.84%
SAST Growth Opportunities Portfolio Class 3
2015    679,309     16.55 to       9.58      8,253,458      0.85%   to   2.15%     0.00%       -3.02% to      -1.75%
2014    754,469      9.75 to      17.07      9,220,794      0.85%   to   2.15%     0.00%        1.27% to       2.59%
2013    859,841      9.50 to      16.85     10,017,091      0.85%   to   2.15%     0.00%       34.53% to      36.29%
2012  1,085,888      6.97 to      12.53      9,143,310      0.85%   to   2.15%     0.00%       14.77% to      16.28%
2011  1,073,804      5.99 to      10.93      7,378,564      0.85%   to   1.90%     0.00%       -4.45% to      -3.44%
SAST Growth-Income Portfolio Class 1
2015    160,208                   45.38      7,270,212                   1.52%     1.73%                      -3.65%
2014    177,315                   47.10      8,351,567                   1.52%     1.22%                      12.39%
2013    186,943                   41.91      7,834,592                   1.52%     1.49%                      29.77%
2012    211,929                   32.29      6,844,115                   1.52%     1.80%                      12.03%
2011    232,575                   28.83      6,704,614                   1.52%     0.90%                       6.71%
SAST Growth-Income Portfolio Class 3
2015    518,863     14.31 to      15.40      8,564,104      0.85%   to   2.15%     1.64%       -4.50% to      -3.25%
2014    492,163     14.99 to      15.92      8,571,846      0.85%   to   2.15%     1.11%       11.40% to      12.86%
2013    467,491     13.45 to      14.11      7,364,944      0.85%   to   2.15%     1.44%       28.64% to      30.31%
2012    436,652     10.46 to      10.83      5,108,247      0.85%   to   2.15%     1.77%       11.04% to      12.50%
2011    166,641      9.43 to       9.62      1,904,504      0.85%   to   1.90%     0.92%        6.03% to       7.15%
SAST High-Yield Bond Portfolio Class 1
2015     74,176                   26.14      1,939,001                   1.52%     5.34%                      -5.74%
2014    105,045                   27.73      2,913,089                   1.52%     4.20%
2013    142,257                   27.92      3,971,793                   1.52%     5.18%                       6.28%
2012    146,041                   26.27      3,836,145                   1.52%     5.51%                      15.22%
2011    192,840                   22.80      4,396,400                   1.52%     7.00%                       2.71%
SAST High-Yield Bond Portfolio Class 3
2015    495,622     12.07 to      19.35      7,363,758      0.85%   to   2.15%     5.34%       -6.56% to      -5.34%
2014    449,760     12.92 to      20.44      7,332,113      0.85%   to   2.15%     4.85%       -1.54% to      -0.26%
2013    407,699     13.13 to      20.50      7,057,011      0.85%   to   2.15%     5.44%        5.35% to       6.73%
2012    347,139     12.46 to      19.20      5,980,747      0.85%   to   2.15%     6.60%       14.21% to      15.71%
2011    213,866     10.92 to      16.60      3,816,895      0.85%   to   1.90%     8.23%        2.06% to       3.14%
SAST International Diversified Equities Portfolio Class 1
2015    144,708                   13.79      1,995,017                   1.52%     2.31%                      -1.24%
2014    163,595                   13.96      2,283,775                   1.52%     1.61%                      -9.84%
2013    170,889                   15.48      2,645,864                   1.52%     2.64%                      18.81%
2012    183,851                   13.03      2,396,612                   1.52%     0.99%                      15.58%
2011    219,294                   11.28      2,473,243                   1.52%     2.14%                     -15.89%
SAST International Diversified Equities Portfolio Class 3
2015    577,759      9.69 to       9.64      7,168,766      0.85%   to   2.15%     1.82%       -2.11% to      -0.83%
2014    639,329      9.72 to       9.90      8,189,779      0.85%   to   2.15%     1.31%      -10.63% to      -9.46%
2013    699,669     10.74 to      11.08     10,129,445      0.85%   to   2.15%     2.43%       17.77% to      19.30%
2012    763,416      9.00 to       9.41      9,434,696      0.85%   to   2.15%     0.72%       14.56% to      16.06%
2011    858,664      7.75 to       8.23      9,280,828      0.85%   to   1.90%     1.92%      -16.42% to     -15.54%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                       At December 31                               For the year ended December 31
      -------------------------------------------------   -----------------------------------------------------
                    Unit Value                                                Investment
                    Lowest to                                                   Income         Total Return
       Units    Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      ------- ----------------------  ------------------  -----------------   ---------- -----------------------
SAST International Growth and Income Portfolio Class 1
2015  100,958                   14.88      1,501,983                   1.52%     2.74%                      -3.09%
2014  121,295                   15.35      1,862,039                   1.52%     1.81%                     -10.82%
2013  133,039                   17.21      2,290,089                   1.52%     2.00%                      20.20%
2012  149,962                   14.32      2,147,239                   1.52%     2.26%                      19.46%
2011  177,099                   11.99      2,122,850                   1.52%     2.94%                     -15.09%
SAST International Growth and Income Portfolio Class 3
2015  655,694      8.26 to      12.38      8,159,598      0.85%   to   1.90%     2.32%       -3.70% to      -2.68%
2014  722,249      8.58 to      12.72      9,497,621      0.85%   to   1.90%     1.49%      -11.38% to     -10.44%
2013  711,303      9.68 to      14.21     10,987,411      0.85%   to   1.90%     1.72%       19.45% to      20.70%
2012  860,858      8.11 to      11.77     11,156,703      0.85%   to   1.90%     2.08%       18.71% to      19.96%
2011  989,809      6.83 to       9.81     10,880,186      0.85%   to   1.90%     2.90%      -15.63% to     -14.74%
SAST Marsico Focused Growth Portfolio Class 3
2015  341,200     15.43 to      15.99      5,678,204      0.85%   to   2.15%     0.00%       -2.11% to      -0.83%
2014  348,414     15.76 to      16.12      5,896,987      0.85%   to   2.15%     0.00%        8.59% to      10.02%
2013  348,094     14.51 to      14.65      5,405,105      0.85%   to   2.15%     0.01%       31.51% to      33.23%
2012  366,110     11.00 to      11.04      4,323,291      0.85%   to   2.15%     0.11%        8.61% to      10.03%
2011  316,858      9.99 to      10.17      3,452,203      0.85%   to   1.90%     0.12%       -3.53% to      -2.52%
SAST MFS Massachusetts Investors Trust Portfolio Class 1
2015   68,557                   36.92      2,531,453                   1.52%     0.81%                      -1.29%
2014   80,501                   37.41      3,011,410                   1.52%     0.58%                       9.20%
2013   80,974                   34.26      2,773,802                   1.52%     0.65%                      29.83%
2012   99,246                   26.38      2,618,449                   1.52%     0.73%                      17.35%
2011  118,888                   22.48      2,672,873                   1.52%     0.65%                      -3.39%
SAST MFS Massachusetts Investors Trust Portfolio Class 3
2015  772,417     15.80 to      17.93     16,001,847      0.85%   to   2.15%     0.62%       -2.16% to      -0.88%
2014  801,890     16.15 to      18.09     17,376,401      0.85%   to   2.15%     0.36%        8.25% to       9.66%
2013  824,052     14.92 to      16.49     16,839,374      0.85%   to   2.15%     0.43%       28.70% to      30.37%
2012  881,624     11.59 to      12.65     14,332,584      0.85%   to   2.15%     0.58%       16.32% to      17.85%
2011  694,130      9.98 to      10.73     10,516,350      0.85%   to   1.90%     0.52%       -4.00% to      -2.98%
SAST MFS Total Return Portfolio Class 1
2015  105,777                   37.85      4,004,049                   1.52%     2.30%                      -1.96%
2014  125,454                   38.61      4,843,897                   1.52%     2.06%                       6.81%
2013  146,222                   36.15      5,285,644                   1.52%     2.34%                      17.21%
2012  165,918                   30.84      5,116,849                   1.52%     2.65%                       9.63%
2011  202,515                   28.13      5,696,629                   1.52%     2.54%                       0.39%
SAST MFS Total Return Portfolio Class 3
2015  413,382     13.58 to      22.34      8,831,787      0.85%   to   1.90%     2.08%       -2.58% to      -1.55%
2014  439,734     13.94 to      22.69     10,177,283      0.85%   to   1.90%     1.82%        6.14% to       7.26%
2013  493,015     13.14 to      21.15     11,418,682      0.85%   to   1.90%     2.08%       16.48% to      17.70%
2012  533,965     11.28 to      17.97     10,937,140      0.85%   to   1.90%     2.62%        8.95% to      10.10%
2011  400,467     10.35 to      16.32      9,016,524      0.85%   to   1.90%     2.42%       -0.24% to       0.81%
SAST Mid-Cap Growth Portfolio Class 1
2015   90,483                   20.02      1,811,710                   1.52%     0.00%                       1.43%
2014  114,030                   19.74      2,251,006                   1.52%     0.00%                       9.59%
2013  124,678                   18.01      2,245,830                   1.52%     0.00%                      40.27%
2012  149,370                   12.84      1,918,687                   1.52%     0.00%                      14.30%
2011  173,009                   11.23      1,944,182                   1.52%     0.00%                      -7.35%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                         At December 31                                For the year ended December 31
      ----------------------------------------------------   -----------------------------------------------------
                       Unit Value                                                Investment
                       Lowest to                                                   Income         Total Return
        Units      Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      ---------- ----------------------  ------------------  -----------------   ---------- -----------------------
SAST Mid-Cap Growth Portfolio Class 3
2015     347,997     18.89 to      16.94      6,702,105      0.85%   to   2.15%     0.00%        0.54% to       1.86%
2014     375,599     16.63 to      18.79      7,146,608      0.85%   to   2.15%     0.00%        8.63% to      10.05%
2013     434,742     15.11 to      17.30      7,534,765      0.85%   to   2.15%     0.00%       39.05% to      40.86%
2012     501,328     10.73 to      12.44      6,214,629      0.85%   to   2.15%     0.00%       13.30% to      14.79%
2011     506,722      9.35 to      10.99      5,515,866      0.85%   to   1.90%     0.00%       -7.93% to      -6.96%
SAST Protected Asset Allocation SAST Portfolio Class 3
2015   4,896,904     11.46 to      11.84     57,444,371      1.15%   to   2.15%     0.00%       -3.45% to      -2.48%
2014   1,590,362     11.87 to      12.14     19,165,139      1.30%   to   2.15%     0.46%        0.51% to       1.52%
2013     529,802     11.81 to      11.96      6,309,836      1.30%   to   2.15%     0.07%       17.61% to      18.79%
2012       9,799     10.04 to      10.06         98,558      1.30%   to   2.15%     0.00%        0.41% to       0.63%
SAST Real Estate Portfolio Class 1
2015      45,797                   33.79      1,547,296                   1.52%     1.79%                       0.29%
2014      49,371                   33.69      1,663,247                   1.52%     1.35%                      27.82%
2013      52,438                   26.36      1,382,099                   1.52%     1.11%                      -3.56%
2012      64,185                   27.33      1,754,291                   1.52%     1.08%                      15.46%
2011      71,959                   23.67      1,703,348                   1.52%     0.93%                       6.52%
SAST Real Estate Portfolio Class 3
2015     672,903     11.14 to      42.50     12,095,373      0.85%   to   2.15%     1.50%       -0.59% to       0.71%
2014     757,155     11.20 to      42.20     14,052,885      0.85%   to   2.15%     1.11%       26.70% to      28.35%
2013     924,631      8.84 to      32.88     14,216,942      0.85%   to   2.15%     0.96%       -4.41% to      -3.16%
2012     826,943      9.25 to      33.95     13,912,288      0.85%   to   2.15%     0.89%       14.45% to      15.95%
2011     723,263      8.09 to      29.28     11,755,340      0.85%   to   1.90%     0.82%        5.85% to       6.97%
SAST Small & Mid Cap Value Portfolio Class 3
2015   1,075,854     16.48 to      17.28     23,018,655      0.85%   to   2.15%     0.32%       -8.07% to      -6.87%
2014   1,127,484     17.93 to      18.55     26,535,945      0.85%   to   2.15%     0.59%        6.55% to       7.94%
2013   1,249,107     16.83 to      17.19     28,439,281      0.85%   to   2.15%     0.26%       34.54% to      36.29%
2012   1,491,831     12.51 to      12.61     25,605,138      0.85%   to   2.15%     0.37%       15.78% to      17.30%
2011   1,391,594     10.75 to      10.81     21,638,935      0.85%   to   1.90%     0.13%       -9.95% to      -9.00%
SAST Small Company Value Portfolio Class 3
2015     728,098     13.30 to      13.63      9,666,795      0.85%   to   2.15%     0.06%       -9.65% to      -8.47%
2014     767,535     14.72 to      14.89     11,182,570      0.85%   to   2.15%     0.07%       -2.35% to      -1.07%
2013     824,746     15.05 to      15.07     12,187,899      0.85%   to   2.15%     0.67%       32.17% to      33.89%
2012     956,188     11.24 to      11.40     10,587,185      0.85%   to   2.15%     0.24%       15.07% to      16.58%
2011     911,743      9.64 to       9.92      8,649,309      0.85%   to   1.90%     0.25%       -5.28% to      -4.28%
SAST SunAmerica Dynamic Strategy Portfolio Class 3
2015  44,764,887     11.29 to      11.69    517,236,155      1.15%   to   2.15%     0.82%       -7.43% to      -6.50%
2014  32,343,337     12.20 to      12.50    400,778,579      1.15%   to   2.15%     0.46%        2.09% to       3.11%
2013  14,396,161     11.95 to      12.13    173,521,294      1.15%   to   2.15%     0.00%       15.06% to      16.21%
2012   1,310,097     10.38 to      10.43     13,636,634      1.15%   to   2.15%     1.64%        3.84% to       4.35%
SAST Technology Portfolio Class 1
2015      50,733                    3.99        202,176                   1.52%     0.00%                       8.42%
2014      54,578                    3.68        200,597                   1.52%     0.00%                      22.96%
2013      54,148                    2.99        161,861                   1.52%     0.00%                      23.99%
2012      80,355                    2.41        193,978                   1.52%     0.00%                       6.14%
2011     101,740                    2.27        231,328                   1.52%     0.00%                      -6.81%
SAST Technology Portfolio Class 3
2015     369,502     15.39 to      16.75      2,393,391      1.10%   to   1.90%     0.00%        7.74% to       8.61%
2014     382,935     15.54 to      16.57      1,937,982      0.85%   to   1.90%     0.00%       22.18% to      23.10%
2013     386,712     12.77 to      13.46      1,333,874      0.85%   to   1.90%     0.00%       23.33% to      24.14%
2012     471,647     10.35 to      10.84      1,216,642      0.85%   to   1.90%     0.00%        5.58% to       6.27%
2011     549,328      2.16 to      10.20      1,240,606      0.85%   to   1.90%     0.00%       -7.28% to      -6.70%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
SAST Telecom Utility Portfolio Class 1
2015     35,560                   21.52        765,254                   1.52%     4.66%                     -13.36%
2014     41,689                   24.84      1,035,527                   1.52%     2.84%                      10.79%
2013     43,926                   22.42        984,791                   1.52%     2.39%                      18.17%
2012     51,470                   18.97        976,464                   1.52%     3.49%                      11.76%
2011     55,016                   16.98        933,891                   1.52%     2.30%                       4.66%
SAST Telecom Utility Portfolio Class 3
2015     77,409     14.97 to      15.77      1,292,460      0.85%   to   1.90%     4.63%      -13.91% to     -13.00%
2014     73,372     17.38 to      18.12      1,444,334      0.85%   to   1.90%     2.36%       10.10% to      11.26%
2013     74,373     15.79 to      16.29      1,383,110      0.85%   to   1.90%     2.24%       17.43% to      18.66%
2012     61,891     13.45 to      13.73        995,144      0.85%   to   1.90%     3.76%       11.06% to      12.24%
2011     42,670     12.11 to      12.23        667,010      0.85%   to   1.90%     2.22%        4.01% to       5.10%
SAST Total Return Bond Portfolio Class 1
2015     55,260                   28.29      1,563,499                   1.52%     1.17%                      -1.62%
2014     63,256                   28.76      1,819,304                   1.52%     1.31%                       3.23%
2013     64,939                   27.86      1,809,288                   1.52%     1.35%                      -5.04%
2012     75,751                   29.34      2,222,554                   1.52%     3.08%                       5.65%
2011     79,186                   27.77      2,198,647                   1.52%     1.48%                       4.76%
SAST Total Return Bond Portfolio Class 3
2015  2,959,341     12.91 to      20.24     46,105,508      0.85%   to   2.15%     0.91%       -2.49% to      -1.21%
2014  3,049,518     13.23 to      20.49     49,638,015      0.85%   to   2.15%     1.06%        2.33% to       3.66%
2013  2,920,100     12.93 to      19.77     47,779,205      0.85%   to   2.15%     1.28%       -5.87% to      -4.64%
2012  2,260,620     13.74 to      20.73     41,335,713      0.85%   to   2.15%     3.15%        4.73% to       6.10%
2011  1,518,815     13.14 to      19.54     29,182,046      0.85%   to   1.90%     1.33%        4.11% to       5.20%
SAST VCP Total Return Balanced Portfolio Class 3
2015  4,493,484     10.54 to      10.83     48,251,949      1.15%   to   2.15%     0.00%       -5.87% to      -4.92%
2014  1,475,825     11.20 to      11.39     16,707,629      1.15%   to   2.15%     0.00%        3.97% to       5.01%
2013    316,086     10.77 to      10.85      3,419,414      1.15%   to   2.15%     0.99%        7.73% to       8.45%
SAST VCP Value Portfolio Class 3
2015  5,755,824     11.10 to      11.41     65,110,889      1.15%   to   2.15%     0.27%       -4.35% to      -3.39%
2014  1,451,083     11.61 to      11.81     17,031,578      1.15%   to   2.15%     1.78%        5.95% to       7.01%
2013    330,591     10.96 to      11.03      3,638,596      1.15%   to   2.15%     0.44%        9.58% to      10.32%
SST Allocation Balanced Portfolio Class 3
2015  1,153,596     13.28 to      14.18     15,729,099      1.15%   to   1.90%     1.30%       -3.19% to      -2.46%
2014  1,182,600     13.72 to      14.53     16,598,874      1.30%   to   1.90%     1.28%        3.34% to       4.12%
2013  1,030,438     13.27 to      13.69     13,924,876      1.30%   to   1.90%     1.92%        9.38% to      10.04%
2012    866,507     12.13 to      12.44     10,676,636      1.30%   to   1.90%     1.36%        8.62% to       9.28%
2011    396,382     11.17 to      11.39      4,494,956      1.30%   to   1.90%     1.52%       -1.43% to      -0.84%
SST Allocation Growth Portfolio Class 3
2015    151,736     13.71 to      14.69      2,143,023      1.15%   to   1.90%     1.30%       -3.72% to      -2.99%
2014    175,700     14.23 to      15.14      2,568,649      1.30%   to   1.90%     0.67%        3.25% to       4.03%
2013    159,412     13.79 to      14.26      2,247,216      1.30%   to   1.90%     0.88%       21.36% to      22.09%
2012    127,731     11.36 to      11.68      1,480,207      1.30%   to   1.90%     0.90%       12.70% to      13.38%
2011    121,539     10.08 to      10.30      1,245,468      1.30%   to   1.90%     1.21%       -8.36% to      -7.81%
SST Allocation Moderate Growth Portfolio Class 3
2015    699,550     13.20 to      14.13      9,483,878      1.15%   to   1.90%     1.38%       -3.59% to      -2.86%
2014    694,314     13.69 to      14.54      9,730,120      1.15%   to   1.90%     1.03%        3.17% to       3.94%
2013    678,138     13.27 to      13.99      9,177,599      1.15%   to   1.90%     1.45%       15.09% to      15.96%
2012    583,071     11.53 to      12.07      6,833,251      1.15%   to   1.90%     1.22%       10.76% to      11.60%
2011    389,181     10.41 to      10.81      4,112,751      1.15%   to   1.90%     1.53%       -5.37% to      -4.66%

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for Sub-accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                        At December 31                                For the year ended December 31
      ---------------------------------------------------   -----------------------------------------------------
                      Unit Value                                                Investment
                      Lowest to                                                   Income         Total Return
        Units     Highest ($) /(5)/     Net Assets ($)/(4)/ Expense Ratio/(1)/  Ratio/(2)/  Lowest to Highest/(3)/
      --------- ----------------------  ------------------  -----------------   ---------- -----------------------
SST Allocation Moderate Portfolio Class 3
2015  1,042,428     13.16 to      13.91     14,251,869      1.30%   to   2.15%     1.29%       -3.73% to      -2.91%
2014  1,041,310     13.67 to      14.32     14,699,201      1.30%   to   2.15%     1.09%        3.02% to       3.90%
2013  1,017,491     13.27 to      13.79     13,860,740      1.30%   to   2.15%     1.59%       11.99% to      12.95%
2012    891,862     11.85 to      12.21     10,785,246      1.30%   to   2.15%     1.23%        9.38% to      10.32%
2011    597,518     10.85 to      11.06      6,584,735      1.30%   to   1.90%     1.36%       -3.75% to      -3.17%
SST Diversified Fixed Income Portfolio /(6)/
2015      2,218                    9.94         22,051                   1.10%     2.07%                      -1.62%
SST International Equity Portfolio /(6) /
2015      5,456                    9.20         50,169                   1.10%     1.78%                      -4.17%
SST Mid Cap Value Portfolio /(6) /
2015      2,231                    9.79         21,838                   1.10%     0.62%                      -7.06%
SST Real Return Portfolio Class 3
2015  1,651,670     10.67 to      11.66     18,236,281      0.85%   to   2.15%     3.90%       -3.45% to      -2.19%
2014  1,613,879     11.06 to      11.93     18,334,136      0.85%   to   2.15%     0.00%       -0.53% to       0.77%
2013  1,436,137     11.11 to      11.83     16,298,513      0.85%   to   2.15%     0.80%       -7.25% to      -6.04%
2012  1,072,495     11.98 to      12.60     13,039,978      0.85%   to   2.15%     2.92%        1.58% to       2.91%
2011    657,278     11.80 to      12.24      7,824,471      0.85%   to   1.90%     0.00%        4.01% to       5.10%
SST Stock Portfolio Class 3 /(6)/
2015        496                    9.97          4,940                   1.70%     0.00%                      -0.32%
VALIC Company I International Equities Index Fund /(6) /
2015     10,175      8.84 to       9.34         95,176      1.10%   to   1.70%     0.00%      -11.58% to      -2.09%
VALIC Company I Mid Cap Index Fund /(6) /
2015     25,150      9.10 to      10.22        254,978      1.10%   to   1.70%     0.00%       -9.03% to      -3.57%
VALIC Company I Small Cap Index Fund /(6) /
2015     14,991      9.34 to      10.34        153,697      1.10%   to   1.40%     0.00%       -5.81% to      -5.52%
VALIC Company I Stock Index Fund /(6)/
2015     56,826      9.67 to      10.45        591,309      1.10%   to   1.70%     0.00%       -3.34% to      -0.05%

(1)These amounts represent the annualized contract expenses of the Sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see Note 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the Sub-account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4)These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(6)Fund commenced operations on November 10, 2014

FS VARIABLE SEPARATE ACCOUNT
OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated Separate Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 28, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Separate Account's financial statements.

                 The United States Life Insurance
                 Company in the City of New York
                 Audited GAAP Financial Statements
                 At December 31, 2015 and 2014 and for each of the three years ended December 31, 2015

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

TABLE OF CONTENTS

                                                                                                                     Page
                                                                                                                     ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                                                          2
Consolidated Balance Sheets at December 31, 2015 and 2014                                                             3
Consolidated Statements of Income for each of the years ended December 31, 2015, 2014 and 2013                        4
Consolidated Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2015, 2014 and 2013   5
Consolidated Statements of Equity for each of the years ended December 31, 2015, 2014 and 2013                        6
Consolidated Statements of Cash Flows for each of the years ended December 31, 2015, 2014 and 2013                    7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation                                                                                              8
2. Summary of Significant Accounting Policies                                                                         9
3. Fair Value Measurements                                                                                            13
4. Investments                                                                                                        29
5. Lending Activities                                                                                                 38
6. Reinsurance                                                                                                        40
7. Derivatives and Hedge Accounting                                                                                   42
8. Deferred Policy Acquisition Costs and Deferred Sales Inducements                                                   44
9. Variable Interest Entities                                                                                         46
10. Insurance Liabilities                                                                                             47
11. Variable Life and Annuity Contracts                                                                               50
12. Debt                                                                                                              52
13. Commitments and Contingencies                                                                                     53
14. Equity                                                                                                            54
15. Statutory Financial Data and Restrictions                                                                         56
16. Benefit Plans                                                                                                     56
17. Income Taxes                                                                                                      57
18. Related Party Transactions                                                                                        60

Independent Auditor's Report

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York

We have audited the accompanying consolidated financial statements of The United States Life Insurance Company in the City of New York and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2016

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED BALANCE SHEETS

                                                                                                             December 31,
                                                                                                            ---------------
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                                         2015    2014
------------------------------------                                                                        ------- -------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2015 - $18,686; 2014 - $18,978)          $18,959 $20,217
          Other bond securities, at fair value                                                                  314     246
       Equity securities:
          Preferred stock, available for sale, at fair value (cost: 2015 - $1; 2014 - $1)                         1       1
       Mortgage and other loans receivable, net of allowance                                                  2,736   2,289
       Other invested assets (portion measured at fair value: 2015 - $596; 2014 - $476)                       1,092   1,158
       Short-term investments (portion measured at fair value: 2015 - $80; 2014 - $41)                          138     101
                                                                                                            ------- -------
          Total investments                                                                                  23,240  24,012
   Cash                                                                                                          12      31
   Accrued investment income                                                                                    189     192
   Amounts due from related parties                                                                              15      12
   Premiums and other receivables - net of allowance                                                             63      67
   Reinsurance assets, net of allowance                                                                         264     266
   Deferred policy acquisition costs                                                                            500     334
   Current income tax receivable                                                                                 34      66
   Deferred income taxes                                                                                        271     261
   Other assets                                                                                                 132      68
   Separate account assets, at fair value                                                                     4,804   4,563
                                                                                                            ------- -------
Total assets                                                                                                $29,524 $29,872
                                                                                                            ======= =======
Liabilities:
   Future policy benefits for life and accident and health insurance contracts                              $ 5,885 $ 6,108
   Policyholder contract deposits (portion measured at fair value: 2015 - $103; 2014 - $75)                  14,068  14,037
   Policy claims and benefits payable                                                                           174     216
   Other policyholder funds                                                                                     336     352
   Amounts due to related parties                                                                               169      81
   Other liabilities                                                                                            273     181
   Separate account liabilities                                                                               4,804   4,563
                                                                                                            ------- -------
Total liabilities                                                                                            25,709  25,538
                                                                                                            ------- -------
Commitments and contingencies (see Note 13)
Shareholder's equity:
   Common stock, $2 par value; 1,980,658 shares authorized, issued and outstanding                                4       4
   Additional paid-in capital                                                                                 3,334   3,334
   Retained earnings                                                                                            355     380
   Accumulated other comprehensive income                                                                       122     616
                                                                                                            ------- -------
Total shareholder's equity                                                                                    3,815   4,334
                                                                                                            ------- -------
Total equity                                                                                                  3,815   4,334
                                                                                                            ------- -------
Total liabilities and equity                                                                                $29,524 $29,872
                                                                                                            ======= =======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF INCOME

                                                               Years Ended December 31,
                                                               ----------------------
(IN MILLIONS)                                                   2015     2014    2013
-------------                                                  ------   ------  ------
Revenues:
   Premiums                                                    $  428   $  344  $  466
   Policy fees                                                    252      245     221
   Net investment income                                        1,129    1,251   1,286
   Net realized capital gains (losses):
       Total other-than-temporary impairments
         on available for sale securities                         (43)     (18)    (36)
       Portion of other-than-temporary impairments
         on available for sale fixed maturity securities
         recognized in other comprehensive income (loss)           (2)      (2)      3
                                                               ------   ------  ------
       Net other-than-temporary impairments on available
         for sale securities recognized in net income             (45)     (20)    (33)
       Other realized capital (losses) gains                       (9)      33     521
                                                               ------   ------  ------
   Total net realized capital (losses) gains                      (54)      13     488
       Other income                                                50      107     135
                                                               ------   ------  ------
Total revenues                                                  1,805    1,960   2,596
                                                               ------   ------  ------
Benefits and expenses:
   Policyholder benefits                                          740      648   1,307
   Interest credited to policyholder account balances             412      420     444
   Amortization of deferred policy acquisition costs               45       72      53
   General operating and other expenses                           217      230     267
                                                               ------   ------  ------
Total benefits and expenses                                     1,414    1,370   2,071
                                                               ------   ------  ------
Income before income tax expense (benefit)                        391      590     525
Income tax expense (benefit):
   Current                                                         63       82      60
   Deferred                                                        63      123    (188)
                                                               ------   ------  ------
Income tax (benefit) expense                                      126      205    (128)
                                                               ------   ------  ------
Net income                                                        265      385     653
                                                               ======   ======  ======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                        Years Ended December 31,
                                                                                                        ---------------------
(IN MILLIONS)                                                                                            2015     2014    2013
-------------                                                                                           -----    -----  -------
Net income                                                                                              $ 265    $ 385  $   653
                                                                                                        -----    -----  -------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-
     temporary credit impairments were recognized                                                         (31)      11        9
   Change in unrealized appreciation (depreciation) of all other investments                             (724)     581   (1,050)
   Adjustments to deferred policy acquisition costs and deferred sales inducements                        122      (41)     105
   Change in unrealized insurance loss recognition                                                        139     (139)     374
                                                                                                        -----    -----  -------
Other comprehensive income (loss)                                                                        (494)     412     (562)
                                                                                                        -----    -----  -------
Comprehensive income (loss)                                                                             $(229)   $ 797  $    91
                                                                                                        =====    =====  =======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF EQUITY

                                                Retained    Accumulated
                                   Additional   Earnings       Other
                            Common  Paid-in   (Accumulated Comprehensive Total
(IN MILLIONS)               Stock   Capital     Deficit)      Income     Equity
-------------               ------ ---------- ------------ ------------- ------
Balance, January 1, 2013     $ 4     $3,740      $(482)        $ 766     $4,028
                             ---     ------      -----         -----     ------
Net income                    --         --        653            --        653
Other comprehensive loss      --         --         --          (562)      (562)
Return of capital             --       (406)        --            --       (406)
                             ---     ------      -----         -----     ------
Balance, December 31, 2013   $ 4     $3,334      $ 171         $ 204     $3,713
                             ===     ======      =====         =====     ======
Net income                    --         --        385            --        385
Dividends                     --         --       (176)           --       (176)
Other comprehensive income    --         --         --           412        412
                             ---     ------      -----         -----     ------
Balance, December 31, 2014   $ 4     $3,334      $ 380         $ 616     $4,334
                             ===     ======      =====         =====     ======
Net income                    --         --        265            --        265
Dividends                     --         --       (290)           --       (290)
Other comprehensive loss      --         --         --          (494)      (494)
                             ---     ------      -----         -----     ------
Balance, December 31, 2015   $ 4     $3,334      $ 355         $ 122     $3,815
                             ===     ======      =====         =====     ======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                 Years Ended December 31,
                                                                                                -------------------------
(IN MILLIONS)                                                                                     2015     2014     2013
-------------                                                                                   -------  -------  -------
Cash flows from operating activities:
   Net income                                                                                   $   265  $   385  $   653
                                                                                                -------  -------  -------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                           412      420      444
       Amortization of deferred policy acquisition costs                                             45       72       53
       Fees charged for policyholder contract deposits                                             (182)    (196)    (182)
       Net realized capital losses (gains)                                                           54      (13)    (488)
       Unrealized gains in earnings, net                                                            (10)     (81)     (51)
       Equity in (income) losses of partnerships and other invested assets                           13      (28)     (46)
       Accretion of net premium/discount on investments                                            (169)    (181)    (165)
       Capitalized interest                                                                         (13)     (13)     (17)
       Provision for deferred income taxes                                                           63      123     (188)
   Changes in operating assets and liabilities:
       Amounts due to/from related parties                                                           88       54      (27)
       Deferred policy acquisition costs                                                            (68)     (74)     (63)
       Current income tax receivable/payable                                                         32     (116)      95
       Future policy benefits                                                                       (68)    (106)     527
       Other, net                                                                                   (86)      47      (50)
                                                                                                -------  -------  -------
   Total adjustments                                                                                111      (92)    (158)
                                                                                                -------  -------  -------
Net cash provided by operating activities                                                           376      293      495
                                                                                                =======  =======  =======
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                             1,518    1,367    5,049
       Other investments, excluding short-term investments                                          289       94      156
   Redemption and maturities of fixed maturity securities available for sale                      1,656    1,603    1,768
   Principal payments received on sales and maturities of mortgage and other loans receivable       328      232      217
   Redemption and maturities of other investments, excluding short-term investments                  37       38       81
   Purchase of:
       Available for sale investments                                                            (2,811)  (2,552)  (6,176)
       Mortgage and other loans receivable                                                         (781)    (583)    (385)
       Other investments, excluding short-term investments                                         (310)    (207)    (587)
   Net change in short-term investments                                                             (37)     804       46
   Other, net                                                                                       (37)       7       51
                                                                                                -------  -------  -------
Net cash provided by (used in) investing activities                                                (148)     803      220
                                                                                                =======  =======  =======
Cash flows from financing activities:
   Policyholder contract deposits                                                                   967    1,234    1,078
   Policyholder contract withdrawals                                                               (943)  (1,275)  (1,191)
   Net exchanges to/from separate accounts                                                         (133)    (158)    (119)
   Change in repurchase agreements                                                                  101       --       --
   Change in securities lending payable                                                              --     (727)     (57)
   Dividends and return of capital paid to Parent Company, net of cash contributions               (246)    (155)    (406)
   Other, net                                                                                         7      (12)      (2)
                                                                                                -------  -------  -------
Net cash used in financing activities                                                              (247)  (1,093)    (697)
                                                                                                -------  -------  -------
Net increase (decrease) in cash                                                                     (19)       3       18
Cash at beginning of year                                                                            31       28       10
                                                                                                -------  -------  -------
Cash at end of year                                                                             $    12  $    31  $    28
                                                                                                =======  =======  =======
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Taxes                                                                                             22      185      (18)
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract deposits                                       1        4       13
   Non-cash dividends declared                                                                       44       21       --

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

The United States Life Insurance Company in the City of New York, including its wholly owned subsidiary, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "USL," "we," "us" or "our" mean The United States Life Insurance Company in the City of New York and its consolidated subsidiary, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We offer a broad portfolio of individual fixed and variable annuity and life products, group insurance and certain credit products. We are licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. We are also licensed in American Samoa, U.S Virgin Islands, and Guam.

Our individual annuity products include fixed and equity index annuities, immediate annuities, terminal funding annuities, structured settlement contracts and annuities directed at the market for tax-deferred, long-term savings products. These individual annuity products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions, affiliated and independent broker-dealers and full-service securities firms.

Our individual life insurance products include universal life, equity-indexed universal life, term life, whole life and interest-sensitive whole life. These are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions.

Our group insurance products include group life, accidental death and dismemberment (AD&D), dental, excess major medical, vision and disability coverage, which are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

Our credit products include credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, and our controlled subsidiary (generally through a greater than 50 percent ownership of voting right and voting interests). Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Out of Period Adjustments

In 2013, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $7 million increase to pre-tax income, a $15 million increase to net income and a $20 million increase to comprehensive income for the year ended December 31, 2013. We have evaluated the effect of these out of period adjustments on prior years and on the year in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued consolidated financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

.. income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..  reinsurance assets;

.. valuation of future policy benefit liabilities and timing and extent of loss recognition;

.. valuation of liabilities for guaranteed benefit features of variable annuity products;

..  estimated gross profits (EGP) to value deferred policy acquisition costs
   (DAC) for investment-oriented products;

.. impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..  liability for legal contingencies; and

..  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

Subsequent Events

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 28, 2016, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4. Investments

    .  Fixed maturity and equity securities

    .  Other invested assets

    .  Short-term investments

    .  Net investment income

    .  Net realized capital gains (losses)

    .  Other-than-temporary impairments

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Note 5. Lending Activities

    .  Mortgage and other loans receivable - net of allowance

Note 6. Reinsurance

    .  Reinsurance assets, net of allowance

Note 7. Derivatives and Hedge Accounting

    .  Derivative assets and liabilities, at fair value

Note 8. Deferred Policy Acquisition Costs and Deferred Sales Inducements

    .  Deferred policy acquisition costs

    .  Amortization of deferred policy acquisition costs

    .  Deferred sales inducements

Note 10. Insurance Liabilities

    .  Future policy benefits

    .  Policyholder contract deposits

    .  Other policyholder funds

Note 11. Variable Life and Annuity Contracts

Note 12. Debt

    .  Long-term debt

Note 13. Commitments and Contingencies

    .  Legal contingencies

Note 17. Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes brokerage commissions, advisory fee income, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



Other Assets consist of prepaid expenses, deposits, other deferred charges, other fixed assets, capitalized software costs, deferred sales inducements and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2015

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

We adopted the standard on its required effective date of January 1, 2015. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The standard aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements such that they all will be accounted for as secured borrowings. The standard eliminates sale accounting for repurchase-to-maturity transactions and supersedes the standard under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement.

We adopted the standard on its required effective date of January 1, 2015 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted only as of annual periods beginning after December 15, 2016, including interim periods within that reporting period. We plan to adopt the standard on its required effective date of January 1, 2018 and are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that affects the recognition, measurement, presentation, and disclosure of financial instruments. Specifically, under the new standard, equity investments (other than those accounted for using the equity method of accounting or those subject to consolidation) will be measured at fair value with changes in fair value recognized in earnings. Also, for those financial liabilities for which fair value option accounting has been elected, the new standard requires changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income. The standard updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption of certain provisions is permitted. We are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

Short Duration Insurance Contracts

In May 2015, the FASB issued an accounting standard that requires additional disclosures (including accident year information) for short-duration insurance contracts. New disclosures about the liability for unpaid losses and loss adjustment expenses will be required of public business entities for annual periods beginning after December 15, 2015. The annual disclosures by accident year include: disaggregated net incurred and paid claims development tables segregated by business type (not required to exceed 10 years), reconciliation of total net reserves included in development tables to the reported liability for unpaid losses and loss adjustment expenses, incurred but not reported
(IBNR) information, quantitative information and a qualitative description about claim frequency, and the average annual percentage payout of incurred claims. Further, the new standard requires, when applicable, disclosures about discounting liabilities for unpaid losses and loss adjustment expenses and significant changes and reasons for changes in methodologies and assumptions used to determine unpaid losses and loss adjustment expenses. Early adoption of the new disclosures is permitted.

We plan to adopt the standard on its required effective date. Because the new standard does not affect accounting recognition or measurement, the adoption of the standard will have no effect on our consolidated financial condition, results of operations, or cash flows.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market- observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally

                                      14

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk-neutral valuations are used which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded policy derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2015                                                                             Counterparty    Cash
(IN MILLIONS)                                                         Level 1 Level 2 Level 3   Netting*   Collateral  Total
-----------------                                                     ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $   --  $    40 $   --      $ --        $ --    $    40
   Obligations of states, municipalities and political subdivisions       --      424    169        --          --        593
   Non-U.S. governments                                                   --      419     --        --          --        419
   Corporate debt                                                         --   11,967     67        --          --     12,034
   RMBS                                                                   --    1,370  1,735        --          --      3,105
   CMBS                                                                   --      834    357        --          --      1,191
   CDO/ABS                                                                --      729    848        --          --      1,577
                                                                      ------  ------- ------      ----        ----    -------
Total bonds available for sale                                            --   15,783  3,176        --          --     18,959
                                                                      ------  ------- ------      ----        ----    -------
Other bond securities:
   Non-U.S. governments                                                   --        3     --        --          --          3
   Corporate debt                                                         --      100     --        --          --        100
   RMBS                                                                   --       23     70        --          --         93
   CMBS                                                                   --        3      6        --          --          9
   CDO/ABS                                                                --       10     99        --          --        109
                                                                      ------  ------- ------      ----        ----    -------
Total other bond securities                                               --      139    175        --          --        314
                                                                      ------  ------- ------      ----        ----    -------
Equity securities available for sale:
   Preferred stock                                                         1       --     --        --          --          1
                                                                      ------  ------- ------      ----        ----    -------
Total equity securities available for sale                                 1       --     --        --          --          1
                                                                      ------  ------- ------      ----        ----    -------
Other invested assets                                                     --      467    129        --          --        596
Short-term investments                                                     5       75     --        --          --         80
Derivative assets:
   Interest rate contracts                                                --       49     --        --          --         49
   Foreign exchange contracts                                             --       13     --        --          --         13
   Equity contracts                                                        1       --     --        --          --          1
   Other contracts                                                        --       --      2        --          --          2
   Counterparty netting and cash collateral                               --       --     --       (15)        (19)       (34)
                                                                      ------  ------- ------      ----        ----    -------
Total derivative assets                                                    1       62      2       (15)        (19)        31
                                                                      ------  ------- ------      ----        ----    -------
Separate account assets                                                2,342    2,462     --        --          --      4,804
                                                                      ------  ------- ------      ----        ----    -------
Total                                                                 $2,349  $18,988 $3,482      $(15)       $(19)   $24,785
                                                                      ======  ======= ======      ====        ====    =======
Liabilities:
Policyholder contract deposits                                        $   --  $    -- $  103      $ --        $ --    $   103
Derivative liabilities:
   Interest rate contracts                                                --       10     --        --          --         10
   Foreign exchange contracts                                             --        5     --        --          --          5
   Counterparty netting and cash collateral                               --       --     --       (15)         --        (15)
                                                                      ------  ------- ------      ----        ----    -------
Total derivative liabilities                                              --       15     --       (15)         --         --
                                                                      ------  ------- ------      ----        ----    -------
Total                                                                 $   --  $    15 $  103      $(15)       $ --    $   103
                                                                      ======  ======= ======      ====        ====    =======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


December 31, 2014                                                                             Counterparty    Cash
(IN MILLIONS)                                                         Level 1 Level 2 Level 3   Netting*   Collateral  Total
-----------------                                                     ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $   --  $    54 $   --     $  --       $  --    $    54
   Obligations of states, municipalities and political subdivisions       --      408    141        --          --        549
   Non-U.S. governments                                                   --      469     --        --          --        469
   Corporate debt                                                         --   13,236    215        --          --     13,451
   RMBS                                                                   --    1,120  1,710        --          --      2,830
   CMBS                                                                   --      881    412        --          --      1,293
   CDO/ABS                                                                --      734    837        --          --      1,571
                                                                      ------  ------- ------     -----       -----    -------
Total bonds available for sale                                            --   16,902  3,315        --          --     20,217
                                                                      ------  ------- ------     -----       -----    -------
Other bond securities:
   RMBS                                                                   --       27     69        --          --         96
   CMBS                                                                   --        3      7        --          --         10
   CDO/ABS                                                                --        9    131        --          --        140
                                                                      ------  ------- ------     -----       -----    -------
Total other bond securities                                               --       39    207        --          --        246
                                                                      ------  ------- ------     -----       -----    -------
Equity securities available for sale:
   Preferred stock                                                         1       --     --        --          --          1
                                                                      ------  ------- ------     -----       -----    -------
Total equity securities available for sale                                 1       --     --        --          --          1
                                                                      ------  ------- ------     -----       -----    -------
Other invested assets                                                     --      361    115        --          --        476
Short-term investments                                                    19       22     --        --          --         41
Derivative assets:
   Interest rate contracts                                                --       23     --        --          --         23
   Foreign exchange contracts                                             --        7     --        --          --          7
   Equity contracts                                                        4       --     --        --          --          4
   Other contracts                                                        --       --      2        --          --          2
                                                                      ------  ------- ------     -----       -----    -------
Total derivative assets                                                    4       30      2        --          --         36
                                                                      ------  ------- ------     -----       -----    -------
Separate account assets                                                2,038    2,525     --        --          --      4,563
                                                                      ------  ------- ------     -----       -----    -------
Total                                                                 $2,062  $19,879 $3,639     $  --       $  --    $25,580
                                                                      ======  ======= ======     =====       =====    =======
Liabilities:
Policyholder contract deposits                                        $   --  $    -- $   75     $  --       $  --    $    75
Derivative liabilities:
   Foreign exchange contracts                                             --       11     --        --          --         11
                                                                      ------  ------- ------     -----       -----    -------
Total derivative liabilities                                              --       11     --        --          --         11
                                                                      ------  ------- ------     -----       -----    -------
Total                                                                 $   --  $    11 $   75     $  --       $  --    $    86
                                                                      ======  ======= ======     =====       =====    =======

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2015. In 2014, we transferred $1 million of preferred stock from Level 2 to Level 1 and had no significant transfers from Level 1 to Level 2.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2015 and 2014 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Consolidated Balance Sheets at December 31, 2015 and 2014:

                                                                                                                    Changes in
                                              Net Realized                                                          Unrealized
                                                  and                     Purchases,                              Gains (Losses)
                                               Unrealized                   Sales,                                 Included in
                                      Fair       Gains                    Issuances                        Fair     Income on
                                      Value     (Losses)       Other         and        Gross     Gross   Value    Instruments
                                    Beginning Included in  Comprehensive Settlements, Transfers Transfers End of  Held at End of
(IN MILLIONS)                        of Year     Income    Income (Loss)     Net         In        Out     Year        Year
-------------                       --------- ------------ ------------- ------------ --------- --------- ------  --------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $  141       $ --         $ (16)        $ 47       $ --     $    (3) $  169       $ --
   Corporate debt                       215          2            (4)         (45)        81        (182)     67         --
   RMBS                               1,710         99           (43)         (31)        --          --   1,735         --
   CMBS                                 412         11           (12)         (26)        --         (28)    357         --
   CDO/ABS                              837         20           (25)          16         --          --     848         --
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total bonds available for sale        3,315        132          (100)         (39)        81        (213)  3,176         --
                                     ------       ----         -----         ----       ----     -------  ------       ----
Other bond securities:
   RMBS                                  69          3            --           (2)        --          --      70          2
   CMBS                                   7         (1)           --           --         --          --       6         --
   CDO/ABS                              131        (10)           --          (22)        --          --      99        (18)
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total other bond securities             207         (8)           --          (24)        --          --     175        (16)
                                     ------       ----         -----         ----       ----     -------  ------       ----
Other invested assets                   115         12            (2)          60          4         (60)    129         --
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total                                $3,637       $136         $(102)        $ (3)      $ 85     $  (273) $3,480       $(16)
                                     ======       ====         =====         ====       ====     =======  ======       ====
Liabilities:
Policyholder contract deposits       $  (75)      $(28)        $  --         $ --       $ --     $    --  $ (103)      $ --
Derivatives assets, net*:
   Other contracts                        2         10            --          (10)        --          --       2         10
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total derivatives assets, net             2         10            --          (10)        --          --       2         10
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total                                $  (73)      $(18)        $  --         $(10)      $ --     $    --  $ (101)      $ 10
                                     ======       ====         =====         ====       ====     =======  ======       ====
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and political
     subdivisions                    $  102       $ --         $  26         $ 19       $ --     $    (6) $  141       $ --
   Corporate debt                       160          3            (1)         (27)       147         (67)    215         --
   RMBS                               1,357         85             8          198         62          --   1,710         --
   CMBS                                 649          9            17            4          9        (276)    412         --
   CDO/ABS                            1,006         24           (12)          81        236        (498)    837         --
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total bonds available for sale        3,274        121            38          275        454        (847)  3,315         --
                                     ------       ----         -----         ----       ----     -------  ------       ----
Other bond securities:
   RMBS                                  39          3            --           27         --          --      69          2
   CMBS                                  10         --            --           --         --          (3)      7         --
   CDO/ABS                              132         24            --          (25)        --          --     131         16
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total other bond securities             181         27            --            2         --          (3)    207         18
                                     ------       ----         -----         ----       ----     -------  ------       ----
Other invested assets                   151         16             6           67         35        (160)    115         --
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total                                $3,606       $164         $  44         $344       $489     $(1,010) $3,637       $ 18
                                     ======       ====         =====         ====       ====     =======  ======       ====
Liabilities:
Policyholder contract deposits       $  (19)      $(63)        $  --         $  7       $ --     $    --  $  (75)      $ --
Derivatives assets, net*:
   Other contracts                       --          6            --           (4)        --          --       2          6
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total derivatives assets, net            --          6            --           (4)        --          --       2          6
                                     ------       ----         -----         ----       ----     -------  ------       ----
Total                                $  (19)      $(57)        $  --         $  3       $ --     $    --  $  (73)      $  6
                                     ======       ====         =====         ====       ====     =======  ======       ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                   Net     Net Realized
                                                Investment Capital Gains Other
(IN MILLIONS)                       Policy Fees   Income     (Losses)    Income Total
-------------                       ----------- ---------- ------------- ------ -----
December 31, 2015
   Bonds available for sale             $--        143         $(11)      $--   $132
   Other bond securities                 --         (8)          --        --     (8)
   Other invested assets                 --          8            4        --     12
   Policyholder contract deposits        --         --          (28)       --    (28)
   Derivative assets, net                10         --           --        --     10
                                        ---        ---         ----       ---   ----
December 31, 2014
   Bonds available for sale             $--        138         $(17)      $--   $121
   Other bond securities                 --         27           --        --     27
   Other invested assets                 --         16           --        --     16
   Policyholder contract deposits        --         --          (63)       --    (63)
   Derivative assets, net                 6         --           --        --      6
                                        ---        ---         ----       ---   ----

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                    Purchases, Sales,
                                                                                                        Issuances
(IN MILLIONS)                                                         Purchases Sales Settlements and Settlements, Net*
-------------                                                         --------- ----- ----------- ---------------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions     $ 47    $ --     $  --            $ 47
   Corporate debt                                                         --      --       (45)            (45)
   RMBS                                                                  253      (8)     (276)            (31)
   CMBS                                                                   13      --       (39)            (26)
   CDO/ABS                                                               223      --      (207)             16
                                                                        ----    ----     -----            ----
Total bonds available for sale                                           536      (8)     (567)            (39)
                                                                        ----    ----     -----            ----
Other bond securities:
   RMBS                                                                    9      --       (11)             (2)
   CDO/ABS                                                                --      --       (22)            (22)
                                                                        ----    ----     -----            ----
Total other bond securities                                                9      --       (33)            (24)
                                                                        ----    ----     -----            ----
Other invested assets                                                     83     (16)       (7)             60
                                                                        ----    ----     -----            ----
Total assets                                                            $628    $(24)    $(607)           $ (3)
                                                                        ====    ====     =====            ====
Liabilities:
Policyholder contract deposits                                          $ --    $ (3)    $   3            $ --
Derivative assets, net:
   Other contracts                                                        --      --       (10)            (10)
                                                                        ----    ----     -----            ----
Total derivative assets, net                                              --      --       (10)            (10)
                                                                        ----    ----     -----            ----
Total liabilities                                                       $ --    $ (3)    $  (7)           $(10)
                                                                        ====    ====     =====            ====
December 31, 2014
Assets:
Bonds available for sale:
   U.S government and government
   Obligations of states, municipalities and political subdivisions     $ 20    $ (1)    $  --            $ 19
   Non-U.S. governments
   Corporate debt                                                         14      --       (41)            (27)
   RMBS                                                                  417      (8)     (211)            198
   CMBS                                                                   44      (1)      (39)              4
   CDO/ABS                                                               320      (4)     (235)             81
                                                                        ----    ----     -----            ----
Total bonds available for sale                                           815     (14)     (526)            275
                                                                        ----    ----     -----            ----
Other bond securities:
   U.S government and government
   Obligations of states, municipalities
   RMBS                                                                   34      --        (7)             27
   CDO/ABS                                                                --      --       (25)            (25)
                                                                        ----    ----     -----            ----
Total other bond securities                                               34      --       (32)              2
                                                                        ----    ----     -----            ----
Equity securities available for sale:
Other invested assets                                                     75      --        (8)             67
                                                                        ----    ----     -----            ----
Total assets                                                            $924    $(14)    $(566)           $344
                                                                        ====    ====     =====            ====
Liabilities:
Policyholder contract deposits                                          $ --    $ (3)    $  10            $  7
Derivative assets, net:
   Other contracts                                                        --      --        (4)             (4)
                                                                        ----    ----     -----            ----
Total derivative assets, net                                              --      --        (4)             (4)
                                                                        ----    ----     -----            ----
Total liabilities                                                       $ --    $ (3)    $   6            $  3
                                                                        ====    ====     =====            ====

*  There were no issuances in 2015 and 2014.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2015 and 2014 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $2 million of net losses related to assets transferred into Level 3 in 2015 and includes $3 million of net losses related to assets transferred out of Level 3 in 2015. The net realized and unrealized gains (losses) included and excluded in income (loss) or other comprehensive income
(loss) related to 2014 Level 3 transfers were not significant.

Transfers of Level 3 Assets

During 2015 and 2014, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types. Certain investments in hedge funds were transferred into Level 3 due to these investments now being carried at fair value and no longer being accounted for using the equity method of accounting due to a change in percentage ownership, or as a result of limited market activity due to fund-imposed redemption restrictions.

During 2015 and 2014, transfers out of Level 3 assets primarily included CMBS, CDO/ABS, RMBS, certain investments in municipal securities, private placement and other corporate debt, and investments in hedge funds. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The transfers of certain hedge fund investments out of Level 3 assets were primarily the result of easing of certain fund-imposed redemption restrictions.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2015 or 2014.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                                             Fair Value at
                                                             December 31,
(IN MILLIONS)                                                    2015      Valuation Technique
-------------                                                ------------- ---------------------
Assets:
Corporate debt                                                  $   25     Discounted cash flow
RMBS/(a)/                                                        1,714     Discounted cash flow



CMBS                                                               333     Discounted cash flow
CDO/ABS/(a)/                                                       384     Discounted cash flow
                                                                ------     ---------------------
Liabilities:
Embedded derivatives within Policyholder contract deposits:
   GMWB and GMAB                                                $   72     Discounted cash flow





   Index annuities                                                  24     Discounted cash flow

   Indexed life                                                      7     Discounted cash flow




(IN MILLIONS)                                                        Unobservable Input/(b)/          Range (Weighted Average )
-------------                                                ---------------------------------------- -------------------------
Assets:
Corporate debt                                                                                 Yield   9.12% - 11.86% (11.79%)
RMBS/(a)/                                                                   Constant prepayment rate    0.91% - 10.84% (5.88%)
                                                                                       Loss severity  47.69% - 78.90% (63.29%)
                                                                               Constant default rate     3.38% - 8.18% (5.78%)
                                                                                               Yield     3.34% - 6.20% (4.77%)
CMBS                                                                                           Yield    1.09% - 12.33% (6.71%)
CDO/ABS/(a)/                                                                                   Yield     3.36% - 5.02% (4.19%)
                                                             ---------------------------------------- ------------------------
Liabilities:
Embedded derivatives within Policyholder contract deposits:
   GMWB and GMAB                                                                   Equity volatility           15.00% - 50.00%
                                                                                     Base lapse rate            1.00% - 17.00%
                                                                                  Dynamic lapse rate            0.20% - 25.50%
                                                                           Mortality multiplier/(c)/          82.52% - 104.27%
                                                                                    Utilization rate            0.00% - 45.00%
                                                             Equity / interest-rate correlation/(d)/           20.00% - 40.00%
   Index annuities                                                                        Lapse rate            0.75% - 66.00%
                                                                           Mortality multiplier/(c)/           50.00% - 75.00%
   Indexed life                                                                    Equity volatility           13.25% - 22.00%
                                                                                     Base lapse rate            2.00% - 19.00%
                                                                                      Mortality rate            0.00% - 40.00%

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                             Fair Value at
                                                             December 31,
(IN MILLIONS)                                                    2014      Valuation Technique    Unobservable Input/(b)/
-------------                                                ------------- --------------------- --------------------------
Assets:
Obligations of states,
   municipalities and
   political subdivisions                                       $  141     Discounted cash flow                      Yield
Corporate debt                                                     131     Discounted cash flow                      Yield
RMBS/(a)/                                                        1,677     Discounted cash flow   Constant prepayment rate
                                                                                                             Loss severity
                                                                                                     Constant default rate
                                                                                                                     Yield
CMBS                                                               415     Discounted cash flow                      Yield
CDO/ABS/(a)/                                                       443     Discounted cash flow                      Yield
                                                                ------     --------------------- --------------------------
Liabilities:
Embedded derivatives within Policyholder contract deposits:
GMWB and GMAB                                                   $   41     Discounted cash flow          Equity volatility
                                                                                                           Base lapse rate
                                                                                                        Dynamic lapse rate
                                                                                                            Mortality rate
                                                                                                          Utilization rate
   Index annuities                                                  28     Discounted cash flow             Mortality rate
                                                                                                                Lapse rate
   Index life                                                        5     Discounted cash flow  Equity implied volatility
                                                                                                           Base lapse rate
                                                                                                            Mortality rate


(IN MILLIONS)                                                Range (Weighted Average )
-------------                                                -------------------------
Assets:
Obligations of states,
   municipalities and
   political subdivisions                                       4.15% - 4.64% (4.39%)
Corporate debt                                                  4.75% - 9.66% (7.20%)
RMBS/(a)/                                                      0.66% - 11.51% (6.08%)
                                                             46.05% - 78.55% (62.30%)
                                                                3.61% - 9.40% (6.51%)
                                                                2.34% - 7.31% (4.82%)
CMBS                                                              0% - 12.23% (5.84%)
CDO/ABS/(a)/                                                    1.70% - 4.37% (3.03%)
                                                             ------------------------
Liabilities:
Embedded derivatives within Policyholder contract deposits:
GMWB and GMAB                                                          6.00% - 39.00%
                                                                       1.00% - 40.00%
                                                                       0.20% - 60.00%
                                                                       0.10% - 35.00%
                                                                       0.50% - 30.00%
   Index annuities                                                     0.10% - 35.00%
                                                                       1.00% - 40.00%
   Index life                                                         10.00% - 25.00%
                                                                       2.00% - 19.00%
                                                                       0.00% - 20.00%

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB and GMAB, and the 1975-1980 Modified Basic table for index annuities.
(d)An equity / interest rate correlation factor was added to the valuation model in 2015.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


OBLIGATIONS OF STATES, MUNICIPALITIES AND POLITICAL SUBDIVISIONS

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

CORPORATE DEBT

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS AND CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by independent third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates
(CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


EMBEDDED DERIVATIVES WITHIN POLICYHOLDER CONTRACT DEPOSITS

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum accumulation benefits (GMAB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within index annuities and indexed life. For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments. In 2015, the calculations used to measure equity volatilities for the GMWB and GMAB were updated to provide greater emphasis on current expected market-based volatilities versus historical market volatilities. The implementation of this change reduced the fair value of the GMWB and GMAB liabilities, net of related adjustments to DAC, by approximately $11 million at December 31, 2015, which was largely offset by the addition of an equity / interest rate correlation factor to the valuation model in 2015, as described below. Long-term equity volatility and equity / interest rate correlation are both key inputs in our economic scenario modeling used to value the embedded derivatives.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB and GMAB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Prior to 2015, an assumption of zero correlation was used based on historical data that was mixed as to the direction of this correlation over a long period of time. In 2015, we added a positive correlation factor based on current market conditions and expected views of market participants. This change increased the GMWB and GMAB fair value liabilities, net of related adjustments to DAC, by approximately $9 million at December 31, 2015, which was more than offset by an update to equity volatility assumptions, as described above.

..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization rate assumptions estimate the timing when policyholders with a
    GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization rate assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                        December 31, 2015           December 31, 2014
                                                                   --------------------------- ---------------------------
                                                                     Fair Value                  Fair Value
                                                                      Using Net                   Using Net
                                                                     Asset Value                 Asset Value
                                                                    Per Share (or   Unfunded    Per Share (or   Unfunded
(IN MILLIONS)                   Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               -------------------------------------- --------------- ----------- --------------- -----------
Investment Category
PRIVATE EQUITY FUNDS:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                       $ 32           $56          $ 39           $18
   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                   6            16             4            20
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                        4            --             4            --
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                    5             1             5             1
   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                          37            12            20             4
                                                                        ----           ---          ----           ---
Total private equity funds                                                84            85            72            43
                                                                        ----           ---          ----           ---
HEDGE FUNDS:
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                         58            --            42            --
   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk         183            --            95            --
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                   56            --            81            --
   Emerging markets         Investments in the financial markets
                            of developing countries                      160            --           125            --
   Other                    Includes multi-strategy and other
                            strategies                                    51            --            61            --
                                                                        ----           ---          ----           ---
Total hedge funds                                                        508            --           404            --
                                                                        ----           ---          ----           ---
Total                                                                   $592           $85          $476           $43
                                                                        ====           ===          ====           ===

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2016. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2015
------------                                                                          ----
PERCENTAGE OF PRIVATE EQUITY FUND INVESTMENTS WITH REMAINING LIVES OF:
   Three years or less                                                                 19%
   Between four and six years                                                          22
   Between seven and 10 years                                                          59
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
PERCENTAGE OF HEDGE FUND INVESTMENTS REDEEMABLE:
   Quarterly                                                                           63%
   Semi-annually                                                                       33
   Annually                                                                             4
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   64%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information.

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                               Gain (Loss)
                   Years Ended December 31,   --------------
                   (IN MILLIONS)              2015 2014 2013
                   -------------              ---- ---- ----
                   Assets:
                      Other bond securities   $(5) $30  $21
                      Other invested assets    18   37   33
                                              ---  ---  ---
                   Total gain                 $13  $67  $54
                                              ===  ===  ===

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. See Note 3 herein for additional information about our policies for recognition, measurement, and disclosure of interest and dividend income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to real estate investments acquired in foreclosure.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (IN MILLIONS)              Level 1 Level 2 Level 3 Total 2015   2014  2013
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2015
       Other invested assets     $--     $--     $14    $14   $4    $--   $--
                                 ---     ---     ---    ---   --    ---   ---

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The carrying amount of policy loans, which approximates fair value, is generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets that are not measured at fair value represent our investments in FHLB stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                               Estimated Fair Value       Carrying
                                          ------------------------------- --------
(IN MILLIONS)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
December 31, 2015
Assets:
   Mortgage and other loans receivable      $--     $20   $ 2,798 $ 2,818 $ 2,736
   Other invested assets                     --       9        --       9       9
   Short-term investments                    --      58        --      58      58
   Cash                                      12      --        --      12      12
Liabilities:
   Policyholder contract deposits/*/         --      20    12,439  12,459  12,020
   Note payable - to third parties, net      --      --         2       2       2
                                            ---     ---   ------- ------- -------
December 31, 2014
Assets:
   Mortgage and other loans receivable      $--     $--   $ 2,431 $ 2,431 $ 2,289
   Other invested assets                     --       8        --       8       8
   Short-term investments                    --      60        --      60      60
   Cash                                      31      --        --      31      31
Liabilities:
   Policyholder contract deposits/*/         --      19    12,947  12,966  11,983
   Note payable - to third parties, net      --      --         5       5       5
                                            ---     ---   ------- ------- -------

* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2015 or 2014.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                              Other-Than-
                                                                      Amortized   Gross      Gross             Temporary
                                                                       Cost or  Unrealized Unrealized  Fair   Impairments
(IN MILLIONS)                                                           Cost      Gains      Losses    Value  in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ------- -----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $    35    $    6     $  (1)   $    40    $ --
   Obligations of states, municipalities and political subdivisions        582        26       (15)       593      --
   Non-U.S. governments                                                    444         8       (33)       419      --
   Corporate debt                                                       11,993       548      (507)    12,034      (7)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              2,934       217       (46)     3,105     119
       CMBS                                                              1,137        59        (5)     1,191      26
       CDO/ABS                                                           1,561        36       (20)     1,577      14
                                                                       -------    ------     -----    -------    ----
   Total mortgage-backed, asset-backed and collateralized                5,632       312       (71)     5,873     159
                                                                       -------    ------     -----    -------    ----
Total bonds available for sale/(b)/                                     18,686       900      (627)    18,959     152
                                                                       -------    ------     -----    -------    ----
Equity securities available for sale:
   Preferred stock                                                           1        --        --          1      --
                                                                       -------    ------     -----    -------    ----
Total equity securities available for sale                                   1        --        --          1      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $18,687    $  900     $(627)   $18,960    $152
                                                                       =======    ======     =====    =======    ====
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $    46    $    8     $  --    $    54    $ --
   Obligations of states, municipalities and political subdivisions        507        44        (2)       549      --
   Non-U.S. governments                                                    468        14       (13)       469      --
   Corporate debt                                                       12,628       963      (140)    13,451       4
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              2,598       264       (32)     2,830     149
       CMBS                                                              1,208        86        (1)     1,293      30
       CDO/ABS                                                           1,523        58       (10)     1,571      17
                                                                       -------    ------     -----    -------    ----
   Total mortgage-backed, asset-backed and collateralized                5,329       408       (43)     5,694     196
                                                                       -------    ------     -----    -------    ----
Total bonds available for sale/(b)/                                     18,978     1,437      (198)    20,217     200
                                                                       -------    ------     -----    -------    ----
Equity securities available for sale:
   Preferred stock                                                           1        --        --          1      --
                                                                       -------    ------     -----    -------    ----
Total equity securities available for sale                                   1        --        --          1      --
                                                                       -------    ------     -----    -------    ----
Total                                                                  $18,979    $1,437     $(198)   $20,218    $200
                                                                       =======    ======     =====    =======    ====

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2015 and 2014, bonds available for sale held by us that were below investment grade or not rated totaled $3.1 billion and $3.2 billion, respectively.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                                      Less than 12 Months 12 Months or More       Total
                                                                      ------------------- ----------------- -----------------
                                                                                Gross              Gross             Gross
                                                                      Fair    Unrealized  Fair   Unrealized Fair   Unrealized
(IN MILLIONS)                                                         Value     Losses    Value    Losses   Value    Losses
-------------                                                         ------  ----------  ------ ---------- ------ ----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                  $    6     $  1     $   --    $ --    $    6    $  1
   Obligations of states, municipalities and political subdivisions      272       15          6      --       278      15
   Non-U.S. governments                                                  193       14         81      19       274      33
   Corporate debt                                                      4,098      317        605     190     4,703     507
   RMBS                                                                  821       21        375      25     1,196      46
   CMBS                                                                  202        5          2      --       204       5
   CDO/ABS                                                               653       13        146       7       799      20
                                                                      ------     ----     ------    ----    ------    ----
Total bonds available for sale                                        $6,245     $386     $1,215    $241    $7,460    $627
                                                                      ======     ====     ======    ====    ======    ====
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                  $   --     $ --     $    3    $ --    $    3    $ --
   Obligations of states, municipalities and political subdivisions        6       --         71       2        77       2
   Non-U.S. governments                                                   46        1        153      12       199      13
   Corporate debt                                                        966       46      1,728      94     2,694     140
   RMBS                                                                  407       11        248      21       655      32
   CMBS                                                                   --       --        101       1       101       1
   CDO/ABS                                                               452        8         99       2       551      10
                                                                      ------     ----     ------    ----    ------    ----
Total bonds available for sale                                        $1,877     $ 66     $2,403    $132    $4,280    $198
                                                                      ======     ====     ======    ====    ======    ====

At December 31, 2015, we held 1,669 individual fixed maturity securities that were in an unrealized loss position, of which 291 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2015 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                                                Fixed Maturity Securities
                                                  Total Fixed Maturity           in a Loss Position
                                                  Securities Available for Sale  Available for Sale
                                                  ----------------------------- -------------------------
                                                  Amortized                     Amortized
(IN MILLIONS)                                       Cost         Fair Value       Cost       Fair Value
-------------                                     ---------      ----------     ---------    ----------
December 31, 2015
Due in one year or less                            $   582       $     592       $   36       $     35
Due after one year through five years                2,812           2,972          359            335
Due after five years through ten years               3,545           3,517        1,739          1,601
Due after ten years                                  6,115           6,005        3,683          3,290
Mortgage-backed, asset-backed and collateralized     5,632           5,873        2,270          2,199
                                                   -------       ---------       ------       --------
Total                                              $18,686       $  18,959       $8,087       $  7,460
                                                   =======       =========       ======       ========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2015              2014              2013
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(IN MILLIONS)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $30      $45      $45      $13      $561     $26

In 2015, 2014, and 2013, the aggregate fair value of available for sale securities sold was $3.1 billion, $1.4 billion and $4.5 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                        December 31, 2015           December 31, 2014
                                                   --------------------------  --------------------------
(IN MILLIONS)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                  $  3            1%          $ --          -- %
Corporate debt                                         100           32             --           --
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 93           29             96           39
   CMBS                                                  9            3             10            4
   CDO/ABS                                             109           35            140           57
                                                      ----          ---           ----          ---
Total other bond securities                           $314          100%          $246          100%
                                                      ====          ===           ====          ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                       December 31,
                                                       -------------
           (IN MILLIONS)                                2015   2014
           -------------                               ------ ------
           Alternative investments/(a)/                $1,068 $1,130
           Investment real estate/(b)/                     15     20
           Federal Home Loan Bank (FHLB) common stock       9      8
                                                       ------ ------
           Total                                       $1,092 $1,158
                                                       ====== ======

(a)Includes primarily hedge funds, private equity funds and other investment partnerships.
(b)Net of accumulated depreciation of $6 million and $5 million at December 31, 2015 and 2014, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

At December 31, 2015 and 2014, there were no unrealized losses recorded in accumulated other comprehensive income on such investments.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                       ------------------------
                (IN MILLIONS)           2015     2014     2013
                -------------          ------  -------  -------
                Operating results:
                   Total revenues      $1,293  $ 4,287  $ 2,435
                   Total expenses        (472)    (836)    (661)
                                       ------  -------  -------
                Net income             $  821  $ 3,451  $ 1,774
                                       ======  =======  =======

                                             December 31,
                                       ------------------------
                (IN MILLIONS)                    2015     2014
                -------------                  -------  -------
                Balance sheet:
                   Total assets                $25,115  $27,038
                   Total liabilities            (4,645)  (4,448)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2015 and 2014:

                                             2015                2014
                                      ------------------- -------------------
                                      Carrying Ownership  Carrying Ownership
   (IN MILLIONS, EXCEPT PERCENTAGES)   Value   Percentage  Value   Percentage
   ---------------------------------  -------- ---------- -------- ----------
      Equity method investments         $933    Various    $1,003   Various

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ----------------------
(IN MILLIONS)                                                  2015      2014   2013
-------------                                                --------   ------ ------
Fixed maturity securities, including short-term investments  $  1,006   $1,075 $1,117
Interest on mortgage and other loans                              134      119    117
Investment real estate                                              7        7      9
Alternative investments/*/                                         15       87     80
Other investments                                                   3       --     --
                                                             --------   ------ ------
Total investment income                                         1,165    1,288  1,323
Investment expenses                                                36       37     37
                                                             --------   ------ ------
Net investment income                                        $  1,129   $1,251 $1,286
                                                             ========   ====== ======

*  Includes hedge funds, private equity funds and other investment partnerships.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available for sale fixed maturity and equity securities, real estate, alternative investments and other types of investments.

.. Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                                     Years Ended
                                                    December 31,
                                                  ----------------
            (IN MILLIONS)                         2015  2014  2013
            -------------                         ----  ----  ----
            Sales of fixed maturity securities    $(15) $ 32  $535
            Mortgage and other loans                (1)   (3)   (7)
            Investment real estate                   1    (1)    1
            Alternative investments                  4     1    --
            Derivatives                             21    12    (6)
            Other                                  (19)   (8)   --
            Other-than-temporary impairments       (45)  (20)  (35)
                                                  ----  ----  ----
            Net realized capital income (losses)  $(54) $ 13  $488
                                                  ====  ====  ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..  Current delinquency rates;

..  Expected default rates and the timing of such defaults;

..  Loss severity and the timing of any recovery; and

..  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(IN MILLIONS)                                                                        2015     2014    2013
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $  294   $  387  $  574
   Increases due to:
       Credit impairments on new securities subject to impairment losses                13       10      15
       Additional credit impairments on previously impaired securities                   7        8       3
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (44)     (85)   (116)
       Accretion on securities previously impaired due to credit/*/                    (42)     (26)    (89)
                                                                                    ------   ------  ------
Balance, end of year                                                                $  228   $  294  $  387
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

.. The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

.. A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

.. We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine, based on our expectations as to the timing and amount of cash flows expected to be received, whether it is

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (IN MILLIONS)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $3,188
     Cash flows expected to be collected/*/                       2,560
     Recorded investment in acquired securities                   1,745

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (IN MILLIONS)                   2015   2014
                  -------------                  ------ ------
                  Outstanding principal balance  $1,622 $1,604
                  Amortized cost                  1,173  1,143
                  Fair value                      1,255  1,256

The following table presents activity for the accretable yield on PCI securities:

                                                                               Years Ended
                                                                               December 31,
                                                                               ----------
(IN MILLIONS)                                                                  2015   2014
-------------                                                                  ----   ----
Balance, beginning of year                                                     $633   $587
   Newly purchased PCI securities                                                73    156
   Accretion                                                                    (86)   (81)
   Effect of changes in interest rate indices                                   (21)   (41)
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                 37     12
                                                                               ----   ----
Balance, end of year                                                           $636   $633
                                                                               ====   ====

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. At December 31, 2015, our secured financing transactions also include those that involve transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledge collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledge collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                           December 31,
                                           -----------
                         (IN MILLIONS)      2015   2014
                         -------------     ------  ----
                         Other securities  $  103  $--

At December 31, 2015, amounts borrowed under repurchases and securities lending agreements totaled $101 million.

The following table presents information about the collateral pledged and the remaining contractual maturity of the secured financing transactions:

                                   Remaining Contractual Maturity of the Agreements
                                   ------------------------------------------------
                                   Overnight                       Greater
      December 31, 2015               and       Up to 30   31-90   Than 90
      (IN MILLIONS)                Continuous     days     days     days     Total
      -----------------            ----------   --------   -----   -------   -----
         Non U.S. government          $--         $--       $--      $ 3     $  3
         Corporate debt                --          --         4       96      100
                                      ---         ---       ---      ---     ----
      Total repurchase agreements     $--         $--       $ 4      $99     $103
                                      ===         ===       ===      ===     ====

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $14 million and $17 million at December 31, 2015 and 2014, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $9 million and $8 million of stock in FHLBs at December 31, 2015 and 2014, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities with a fair value of $168 million and $78 million at December 31, 2015 and 2014, respectively, to provide adequate collateral for potential advances from the FHLBs.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                          --------------
      (IN MILLIONS)                                        2015    2014
      -------------                                       ------  ------
      Commercial mortgages/*/                             $2,287  $1,975
      Residential mortgages                                  176      38
      Life insurance policy loans                            204     210
      Commercial loans, other loans and notes receivable      88      85
                                                          ------  ------
      Total mortgage and other loans receivable            2,755   2,308
      Allowance for losses                                   (19)    (19)
                                                          ------  ------
      Mortgage and other loans receivable, net            $2,736  $2,289
                                                          ======  ======

* Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in New York and California representing the largest geographic concentrations (26 percent and 14 percent, respectively, at December 31, 2015 and 15 percent and 27 percent, respectively, at December 31, 2014).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality indicators for commercial mortgage loans:



                                                      Number                       Class                                  Percent
                                                        of   -------------------------------------------------              of
(DOLLARS IN MILLIONS)                                 Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                                 ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2015
Credit Quality Indicator:
   In good standing                                    259      $523     $700    $504     $214    $167   $120   $2,228       98%
   Restructured/(a)/                                     3        --       15      --       --      16     --       31        1
   90 days or less delinquent                            1        --       --      --        6      --     --        6       --
   >90 days delinquent or in process of foreclosure      5        --       11      --       --      --     11       22        1
                                                       ---      ----     ----    ----     ----    ----   ----   ------      ---
Total/(b)/                                             268      $523     $726    $504     $220    $183   $131   $2,287      100%
                                                       ===      ====     ====    ====     ====    ====   ====   ======      ===
Allowance for losses                                            $  4     $  5    $  3     $  1    $  2   $  4   $   19        1%
                                                       ===      ====     ====    ====     ====    ====   ====   ======      ===
December 31, 2014
Credit Quality Indicator:
   In good standing                                    216      $410     $566    $437     $264    $106   $149   $1,932       98%
   Restructured/(a)/                                     5        --       26      --       --      17     --       43        2
                                                       ---      ----     ----    ----     ----    ----   ----   ------      ---
Total/(b)/                                             221      $410     $592    $437     $264    $123   $149   $1,975      100%
                                                       ===      ====     ====    ====     ====    ====   ====   ======      ===
Allowance for losses                                            $ --     $ 10    $ --     $  1    $  3   $  5   $   19        1%
                                                       ===      ====     ====    ====     ====    ====   ====   ======      ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.
(c)Approximately 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

We hold mortgages with a carrying value of $14 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of both December 31, 2015 and 2014, respectively.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property-type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                             2015                   2014                   2013
                                    ---------------------  ---------------------  ----------------------
Years Ended December 31,            Commercial Other       Commercial Other       Commercial Other
(IN MILLIONS)                       Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                       ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year           $19      $--   $19     $19      $ 5   $24     $11      $ 5   $16
   Additions to allowance                1       --     1      --       --    --       8       --     8
   Charge-offs, net of recoveries       (1)      --    (1)     --       (5)   (5)     --       --    --
                                       ---      ---   ---     ---      ---   ---     ---      ---   ---
Allowance, end of year                 $19      $--   $19     $19      $--   $19     $19      $ 5   $24
                                       ===      ===   ===     ===      ===   ===     ===      ===   ===

The following table presents information on mortgage loans individually assessed for credit losses:

                                                       Years Ended December 31,
                                                       -----------------------
          (IN MILLIONS)                                2015    2014    2013
          -------------                                ----    ----    ----
          Impaired loans with valuation allowances     $13     $13     $ 34
          Impaired loans without valuation allowances   38      --       --
                                                       ---     ---      ----
             Total impaired loans                       51      13       34
          Valuation allowances on impaired loans        --      (6)     (17)
                                                       ---     ---      ----
             Impaired loans, net                       $51     $ 7     $ 17
                                                       ===     ===      ====
          Interest income on impaired loans            $ 3     $ 1     $  2
                                                       ===     ===      ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

We held $6 million and $31 million of commercial mortgage loans that had been modified in a TDR at December 31, 2015 and 2014, respectively. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no allowance for credit losses at December 31, 2015 and $3 million of allowance for credit losses at December 31, 2014. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million. For employer group life business, we limit our exposure to $500 thousand on any coverage per policy. For employer group long-term disability,

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

we reinsure risks in excess of $6 thousand of monthly disability income. For AIG Home Office Employee disability, we reinsure risks in excess of $10 thousand of monthly disability income.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                      Years Ended December 31,
                                      -----------------------
                    (IN MILLIONS)      2015     2014    2013
                    -------------     ------   -----   -----
                    Direct premiums   $  589   $ 510   $ 626
                    Assumed premiums       1       1       1
                    Ceded premiums      (162)   (167)   (161)
                                      ------   -----   -----
                    Net               $  428   $ 344   $ 466
                                      ======   =====   =====

Reinsurance recoveries, which reduced policyholder benefits, were approximately $171 million, $141 million and $104 million in 2015, 2014 and 2013, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees.

We manage the capital impact of statutory reserve requirements under Regulation XXX through intercompany reinsurance transactions. Regulation XXX reserves related to a closed block of in-force business are ceded under a coinsurance/modified coinsurance agreement to an affiliated off-shore life insurer, AIG Life of Bermuda, Ltd. (AIGB). AIGB is licensed as a Class E insurer under Bermuda Law. Bermuda law permits AIGB to record an asset that effectively reduces the statutory reserves for the assumed reinsurance to the level that would be required under U.S. GAAP. Letters of credit are used to support the reserve credit for reinsurance covered by the AIGB agreement. The letters of credit are subject to reimbursement by AIG in the event of a drawdown. Under the agreement, AIGB reinsures a 90 percent quota share of our liability on virtually all individual level term policies we issued with issue dates on or after March 1, 2002. The agreement is unlimited in duration but was amended to terminate for new business issued on and after August 1, 2009. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement with AIGB also provides for an experience refund for all profits, less a reinsurance risk charge. The primary impact of the agreement on our results of operations in 2015, 2014 and 2013 was pre-tax expense of approximately $10 million, $12 million, and $10 million, respectively, which represented the risk charge and interest associated with the reinsurance agreement.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to us. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $185 million and $178 million at December 31, 2015 and 2014, respectively, of which approximately $170 million and $149 million at December 31, 2015 and 2014, respectively, was not secured by collateral.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, excluding bifurcated embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with available for sale investments have been designated as fair value hedges. Changes in fair value hedges available for sale securities are reported in net realized capital gains (losses) along with changes in the hedged item.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                               December 31, 2015                 December 31, 2014
                                                         --------------------------------  ---------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                             Assets        Liabilities         Assets        Liabilities
                                                         ---------------  ---------------  ---------------- ----------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(IN MILLIONS)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            --------  -----  --------  -----  --------  -----  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                                $   26   $ --    $  162   $ --    $   --    $--     $ --     $--
   Foreign exchange contracts                                159      9        22      5        82      5     $  3      --
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                 1,988     49     1,242     10     2,229     23       15      --
   Foreign exchange contracts                                171      4        13     --        37      2       35      11
   Equity contracts                                          260      1       323     --       425      4      178      --
   Other contracts/(b)/                                    4,391      2        --     --     4,015      2       24      --
                                                          ------   ----    ------   ----    ------    ---     ----     ---
Total derivatives, gross                                  $6,995     65    $1,762     15    $6,788     36     $255      11
                                                          ------   ----    ------   ----    ------    ---     ----     ---
Counterparty netting/(c)/                                           (15)             (15)              --               --
Cash collateral/(d)/                                                (19)              --               --               --
                                                                   ----             ----              ---              ---
Total derivatives included in Other Assets and Other
  Liabilities, respectively/(e)/                                   $ 31             $ --              $36              $11
                                                                   ====             ====              ===              ===

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2015 and 2014. Fair value of liabilities related to bifurcated embedded derivatives was $103 million and $75 million, respectively, at December 31, 2015 and 2014.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                 Years Ended December 31,
                                                                -------------------------
(IN MILLIONS)                                                     2015     2014     2013
-------------                                                   -------  -------  -------
Derivative instruments in fair value hedging relationships:/*/
   Foreign exchange contracts                                   $     3  $    --  $    --
                                                                -------  -------  -------
Total                                                           $     3  $    --  $    --
                                                                =======  =======  =======
by derivative type:
   Interest rate contracts                                      $    21  $    63  $   (26)
   Foreign exchange contracts                                        11        5       --
   Equity contracts                                                  (5)     (16)     (20)
   Other contracts                                                   10        6       --
   Embedded derivatives                                              (9)     (40)      40
                                                                -------  -------  -------
Total                                                           $    28  $    18  $    (6)
                                                                =======  =======  =======
By classification:
   Policy fees                                                  $    10  $    --  $    --
   Net investment income                                             --        6       --
   Net realized capital gains (losses)                               21       12       (6)
                                                                -------  -------  -------
Total                                                           $    31  $    18  $    (6)
                                                                =======  =======  =======

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ----------------------
(IN MILLIONS)                                                                 2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  334   $  378  $  227
   Acquisition costs deferred                                                    67       74      63
   Accretion of interest/amortization                                           (78)     (89)    (79)
   Effect of unlocking assumptions used in estimating future gross profits       26       13      45
   Effect of realized gains/loss on securities                                    7        4     (19)
   Effect of unrealized gains/loss on securities                                144      (55)    141
   Other                                                                         --        9      --
                                                                             ------   ------  ------
Balance, end of year                                                         $  500   $  334  $  378
                                                                             ======   ======  ======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                                Years Ended
                                                                               December 31,
                                                                             ----------------
(IN MILLIONS)                                                                2015  2014  2013
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $ 18  $ 23  $  5
   Acquisition costs deferred                                                   2     5    15
   Accretion of interest/amortization                                         (19)  (20)  (26)
   Effect of unlocking assumptions used in estimating future gross profits     12    19    13
   Effect of realized gains/loss on securities                                  1    (1)   (5)
   Effect of unrealized gains/loss on securities                               45    (8)   21
                                                                             ----  ----  ----
Balance, end of year                                                         $ 59  $ 18  $ 23
                                                                             ====  ====  ====

DAC and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                     Maximum Exposure to Loss
                                                   ----------------------------
                                         Total VIE On-Balance Off-Balance
(IN MILLIONS)                             Assets    Sheet/*/     Sheet    Total
-------------                            --------- ---------- ----------- -----
December 31, 2015
   Real estate and investment entities    $1,404      $166        $ 5     $171
December 31, 2014
   Real estate and investment entities    $2,375      $187        $14     $201

* At December 31, 2015 and 2014, $166 million and $187 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

Real Estate and Investment Entities

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 3.0 percent to 13.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

A loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $8 million and $527 million in 2014 and 2013, respectively. No loss recognition was recorded in 2015.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.3 percent to 9.0 percent at December 31, 2015, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value and (b) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 13 percent of the gross insurance in force at December 31, 2015 and 3 percent of gross premiums in 2015. Policyholder dividends were $2 million, in each of 2015, 2014 and 2013, and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Accident and Health Reserves

The following table presents the activity in the liability for unpaid claims and claim adjustment expenses relating to our accident and health business, which is reported in future policy benefits and policy claims and benefits payable:

                                                                                   Years Ended December 31,
                                                                                   -----------------------
(IN MILLIONS)                                                                       2015     2014    2013
-------------                                                                      ------   -----   -----
Liability for unpaid claims and claims adjustment expenses, beginning of year      $  557   $ 623   $ 633
Reinsurance recoverable                                                               (72)    (81)    (87)
                                                                                   ------   -----   -----
Net liability for unpaid claims and claims adjustment expenses, beginning of year     485     542     546
                                                                                   ------   -----   -----
Claims and claims adjustment expenses incurred:
   Current year                                                                       110     111     176
   Prior years                                                                        (26)    (23)     (8)
                                                                                   ------   -----   -----
Total                                                                                  84      88     168
                                                                                   ------   -----   -----
Claims and claims adjustment expenses paid:
   Current year                                                                        26      22      48
   Prior years                                                                        106     123     124
                                                                                   ------   -----   -----
Total                                                                                 132     145     172
                                                                                   ------   -----   -----
Balance, end of year:
   Net liability for unpaid claims and claims adjustment expenses                     437     485     542
   Reinsurance recoverable                                                             63      72      81
                                                                                   ------   -----   -----
Total                                                                              $  500   $ 557   $ 623
                                                                                   ------   -----   -----

The liability for unpaid claims and claim adjustment expenses relating to our accident and health business is based on estimated amount payable on claims reported prior to the date of the balance sheets, which have not yet been settled, claims reported subsequent to the balance sheets, which have been incurred during the period ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum accumulation benefits (GMAB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                           -------------
                       (IN MILLIONS)        2015   2014
                       -------------       ------ ------
                       Equity funds        $  603 $  535
                       Bond funds             184    195
                       Balanced funds       1,482  1,233
                       Money market funds      11     10
                                           ------ ------
                       Total               $2,280 $1,973
                                           ------ ------

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The liabilities for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2015             December 31, 2014
                                          ----------------------------- -----------------------------
                                           Net Deposits     Highest      Net Deposits     Highest
                                          Plus a Minimum Contract Value Plus a Minimum Contract Value
(DOLLARS IN MILLIONS)                         Return        Attained        Return        Attained
---------------------                     -------------- -------------- -------------- --------------
Account value                                $  1,798        $1,076        $  1,431        $1,059
Net amount at risk                                 51            60               2            16
Average attained age of contract holders           65            67              65            66
Range of guaranteed minimum return rates      0% - 4%                       0% - 5%

The following table presents a rollforward of the GMDB liabilities related to variable annuity contracts:

                                               Years Ended December 31,
                                               ------------------------
                   (IN MILLIONS)               2015     2014    2013
                   -------------               ----     ----    ----
                   Balance, beginning of year  $10      $ 8       7
                      Reserve increase           5        2       1
                      Benefits paid             (1)      --      --
                                               ---      ---      --
                   Balance, end of year        $14      $10       8
                                               ---      ---      --

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality rates, which are based upon actual experience modified to allow for variations in policy form; lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


GMWB and GMAB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and GMAB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits and, to a lesser extent, GMAB benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. With a GMAB benefit, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of these embedded policy derivatives was a net liability of $72 million and $41 million at December 31, 2015 and 2014, respectively. We had account values subject to GMWB and GMAB that totaled $2.4 billion and $2.0 billion at December 31, 2015 and 2014, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAB represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. In aggregate, the net amount at risk related to the GMWB and GMAB guarantees was $31 million and $16 million at December 31, 2015 and 2014, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB and GMAB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. In 2015, we expanded the capacity of the FHLB Advance Facility operational plan. The purpose of this plan is to more effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we increased the amount of securities pledged to the FHLBs. The fair value of all collateral pledged to secure advances from the FHLBs included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

At December 31, 2015 and 2014, we had outstanding borrowings from FHLB of $2 million and $5 million, respectively. The outstanding FHLB borrowings at December 31, 2015 mature at various date through 2017 and have stated interest of 0.60 percent.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2015, we had no outstanding balance under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2015:

                       (IN THOUSANDS)
                       --------------
                       2016                        $  233
                       2017                           233
                       2018                           239
                       2019                           248
                       2020                           248
                       Remaining years after 2020     744
                                                   ------
                       Total                       $1,945
                                                   ------

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $194 million at December 31, 2015.

Mortgage Loan Commitments

We have $213 million and $12 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2015.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $2 million and $1 million at December 31, 2015 and 2014, respectively.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                           December 31,
                                                          -------------
       (IN MILLIONS)                                       2015   2014
       -------------                                      -----  ------
       Unrealized appreciation of fixed maturity and
         equity securities, available for sale            $ 273  $1,239
       Net unrealized gains on other invested assets         20      24
       Adjustments to DAC and deferred sales inducements   (130)   (319)
       Shadow loss recognition                               --    (214)
       Deferred income tax                                  (41)   (114)
                                                          -----  ------
       Accumulated other comprehensive income             $ 122  $  616
                                                          -----  ------

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the other comprehensive income (loss) reclassification adjustments:

                                                              Unrealized
                                                             Appreciation
                                                            (Depreciation)
                                                               of Fixed
                                                               Maturity
                                                            Investments on
                                                             Which Other-
                                                                Than-
                                                              Temporary      Unrealized   Adjustments
                                                                Credit      Appreciation  to DAC and  Unrealized    Foreign
                                                             Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                                 were       of All Other     Sales       Loss     Translation
(IN MILLIONS)                                                 Recognized    Investments   Inducements Recognition Adjustments
-------------                                               -------------- -------------- ----------- ----------- -----------
Year ended December 31, 2013
Unrealized change arising during period                          $ 24         $(1,143)       $186        $  48        $--
Less: Reclassification adjustments included in net income           9             527          24         (527)        --
                                                                 ----         -------        ----        -----        ---
Total other comprehensive income (loss), before income
  tax expense (benefit)                                            15          (1,670)        162          575         --
Less: Income tax expense (benefit)                                  6            (620)         57          201         --
                                                                 ----         -------        ----        -----        ---
Total other comprehensive income (loss), net of income tax
  expense (benefit)                                              $  9         $(1,050)       $105        $ 374        $--
                                                                 ----         -------        ----        -----        ---
Year ended December 31, 2014
Unrealized change arising during period                          $ 18         $   774        $(66)       $(220)       $--
Less: Reclassification adjustments included in net income           4              29          (3)          (6)        --
                                                                 ----         -------        ----        -----        ---
Total other comprehensive income (loss), before income
  tax expense (benefit)                                            14             745         (63)        (214)        --
Less: Income tax expense (benefit)                                  3             164         (22)         (75)        --
                                                                 ----         -------        ----        -----        ---
Total other comprehensive income (loss), net of income tax
  expense (benefit)                                              $ 11         $   581        $(41)       $(139)       $--
                                                                 ----         -------        ----        -----        ---
Year ended December 31, 2015
Unrealized change arising during period                          $(45)        $  (940)       $197        $ 214        $--
Less: Reclassification adjustments included in net income           3             (18)          8           --         --
                                                                 ----         -------        ----        -----        ---
Total other comprehensive income (loss), before income
  tax expense (benefit)                                           (48)           (922)        189          214         --
Less: Income tax expense (benefit)                                (17)           (198)         67           75         --
                                                                 ----         -------        ----        -----        ---
Total other comprehensive income (loss), net of income tax
  expense (benefit)                                              $(31)        $  (724)       $122        $ 139        $--
                                                                 ----         -------        ----        -----        ---












(IN MILLIONS)                                               Total
-------------                                               -----
Year ended December 31, 2013
Unrealized change arising during period                     $(885)
Less: Reclassification adjustments included in net income      33
                                                            -----
Total other comprehensive income (loss), before income
  tax expense (benefit)                                      (918)
Less: Income tax expense (benefit)                           (356)
                                                            -----
Total other comprehensive income (loss), net of income tax
  expense (benefit)                                         $(562)
                                                            -----
Year ended December 31, 2014
Unrealized change arising during period                     $ 506
Less: Reclassification adjustments included in net income      24
                                                            -----
Total other comprehensive income (loss), before income
  tax expense (benefit)                                       482
Less: Income tax expense (benefit)                             70
                                                            -----
Total other comprehensive income (loss), net of income tax
  expense (benefit)                                         $ 412
                                                            -----
Year ended December 31, 2015
Unrealized change arising during period                     $(574)
Less: Reclassification adjustments included in net income      (7)
                                                            -----
Total other comprehensive income (loss), before income
  tax expense (benefit)                                      (567)
Less: Income tax expense (benefit)                            (73)
                                                            -----
Total other comprehensive income (loss), net of income tax
  expense (benefit)                                         $(494)
                                                            -----

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                            Amount Reclassified from
                                               Accumulated Other
                                             Comprehensive Income
                                            ----------------------
                                                 December 31,
                                            ----------------------               Affected Line Item in the
(IN MILLIONS)                                2015     2014    2013                 Statements of Income
-------------                               ------   ------  ------  --------------------------------------------------
Unrealized appreciation of fixed
 maturity investments on which
 other-than-temporary credit
 impairments were recognized                $    3   $    4       9  Net realized capital gains (losses)
Unrealized appreciation (depreciation)
 of all other investments                      (18)      29     527  Net realized capital gains (losses)
Adjustments to DAC and deferred
 sales inducements                               8       (3)     24  Amortization of deferred policy acquisition costs
Shadow loss recognition                         --       (6)   (527) Policyholder benefits
                                            ------   ------  ------
   Total reclassifications for the period.. $   (7)  $   24      33
                                            ------   ------  ------

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

              (IN MILLIONS)                     2015   2014  2013
              -------------                    ------ ------ ----
              Years Ended December 31,
              Statutory net income             $  365 $  320 $420
              At December 31,
              Statutory capital and surplus     2,090  2,001
              Aggregate minimum required
                statutory capital and surplus     451    446

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2015 and 2014, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

The NYDFS has the right to permit specific practices that deviate from prescribed practices. The use of permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

We are subject to New York State Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by New York domiciled life insurance companies without prior approval of the New York State Department of Financial Services (NYDFS) in a calendar year is set forth in New York Insurance Law. With respect to 2016, the maximum amount of dividends that can be paid by us to the Parent without prior approval of the NYDFS is the greater of: (1) 10 percent of statutory surplus as regards policyholders as of the immediately preceding calendar year; or (2) statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains, not to exceed thirty percent of surplus as regards to policyholders as of the immediately preceding calendar year, provided that such dividends are paid out of earned surplus as defined under New York Insurance Law. The maximum dividend payout that may be made in 2016 without prior approval of the New York State Superintendent of Insurance is $309 million. Dividend payments in excess of positive retained earnings in 2013 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

On August 27, 2015, AIG Parent amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

Effective January 1, 2016, AIG Parent provides participants in the AIG Incentive Savings Plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

              Years Ended December 31,
              (IN MILLIONS)                       2015 2014  2013
              -------------                       ---- ---- -----
              Current                             $ 63 $ 82 $  60
              Deferred                              63  123  (188)
                                                  ---- ---- -----
              Total income tax expense (benefit)  $126 $205 $(128)
                                                  ---- ---- -----

The U.S. statutory income tax rate is 35 percent for 2015, 2014 and 2013. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(IN MILLIONS)                                                      2015  2014   2013
-------------                                                      ----  ----  -----
U.S federal income tax expense at statutory rate                   $137  $206  $ 183
Adjustments:
   Reclassifications from accumulated other comprehensive income    (10)   (9)    --
   Capital loss carryover write-off                                  (2)  (15)    17
   State income tax                                                   2    13     (6)
   Dividends received deduction                                      (1)   (1)    (1)
   Valuation allowance                                               --    29   (323)
   Other                                                             --   (18)     2
                                                                   ----  ----  -----
Total income tax expense (benefit)                                 $126  $205  $(128)
                                                                   ----  ----  -----

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the components of the net deferred tax assets (liabilities):

        Years Ended December 31,
        (IN MILLIONS)                                       2015   2014
        -------------                                      -----  -----
        Deferred tax assets:
           Basis differences on investments                  292    311
           Policy reserves                                   307    316
           State deferred tax benefits                         2      2
           Other                                              --     13
                                                           -----  -----
        Total deferred tax assets                            601    642
                                                           -----  -----
           Deferred tax liabilities:
           Deferred policy acquisition costs                (118)  (126)
           Net unrealized gains on debt and equity
             securities available for sale                   (58)  (255)
           Other                                             (39)    --
                                                           -----  -----
        Total deferred tax liabilities                      (215)  (381)
                                                           -----  -----
        Net deferred tax asset before valuation allowance    386    261
        Valuation allowance                                 (115)    --
                                                           -----  -----
        Net deferred tax asset                             $ 271  $ 261
                                                           -----  -----

The following table presents our tax losses and credit carryforwards on a tax return basis.

            December 31, 2015                   Tax     Expiration
            (IN MILLIONS)                     Effected   Periods
            -------------                     -------- ------------
            Foreign tax credit carryforwards     1     2016 to 2024

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2015, recent changes in market conditions, including rising interest rates, impacted the unrealized tax losses in our available for sale portfolio, resulting in an increase to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2015, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

In 2015, we established $115 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income. In 2014, we released $75 million of our deferred tax asset valuation associated with capital loss carryforwards, of which $29 million was recognized as a reduction to income and the remainder was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                       Years Ended December 31,
                                                       -----------------------
   (IN MILLIONS)                                          2015        2014
   -------------                                       ----------  ----------
   Gross unrecognized tax benefits, beginning of year  $       --  $       10
      Increases in tax position for prior years                --          --
      Decreases in tax position for prior years                --         (10)
                                                       ----------  ----------
   Gross unrecognized tax benefits, end of year        $       --  $       --
                                                       ----------  ----------

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2015 and 2014, we had accrued liabilities of less than $1 million and less than $1 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2015 we recognized no interest, in 2014 we recognized income of $2 million, and in 2013, we recognized expense of $1 million of interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2015, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2015 remain subject to examination by major tax jurisdictions.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014.

As part of broad and on-going efforts to transform AIG Parent for long-term competitiveness, in the third quarter of 2015, AIG Parent finalized a series of initiatives focused on organizational simplification, operational efficiency, and business rationalization. On January 26, 2016, AIG Parent announced several actions designed to create a leaner, more profitable and focused insurer. These actions included a plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. AIG Parent also introduced a new legacy portfolio, which aims to maximize value and release capital of certain run-off non-strategic assets and highlight progress on improving the return on equity of its operating portfolio.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $163 million, $173 million and $175 million for such services in 2015, 2014 and 2013, respectively. Amounts payable for such services at December 31, 2015 were $13 million, while at December 31, 2014 they were insignificant.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and April 30, 2010.

We (as successor-in-interest to American International Life Assurance Company of New York (AI Life)) have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AI Life between July 13, 1998 and April 30, 2010.

We (as successor-in-interest to First SunAmerica Life Insurance Company (FSA)) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by FSA between January 4, 1999 and January 31, 2008.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to these guarantees.

Other

See Note 6 for discussion of affiliated reinsurance.

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling $61 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

We had liabilities of $2.6 billion and $2.7 billion at December 31, 2015 and 2014, respectively, related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:

      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2015.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2015, 2014 and 2013.


(b)  Exhibits




(1)      Resolution Establishing Separate Account........................................................ 1
(2)      Custody Agreements.............................................................................. Not Applicable
(3)      (a)  Distribution Agreement..................................................................... 7
         (b)  Selling Agreement.......................................................................... 7
(4)      (a)  USL Variable Annuity Contract (FS-995 (12/10))............................................. 11
         (b)  USL Merger Endorsement (USLE-6258 (8/11)).................................................. 7
         (c)  USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-VXJ3 (1/12)).................. 9
         (d)  USL IRA Endorsement (FSE-6171 (12/10))..................................................... 10
         (e)  USL Nursing Home Rider (FSE-6223 (8/06))................................................... 10
         (f)  USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V/25J (1/13))................. 11
         (g)  USL Maximum Anniversary Value Optional Death Benefit Endorsement
              (FSE-6255 (12/10))......................................................................... 11
         (h)  USL DOMA Endorsement (FSE-6249 (12/09)).................................................... 10
         (i)  USL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)................................... Filed Herewith
(5)      Application for Contract
         (a)  USL Annuity Application (FSA-579EJ (7/12))................................................. 11
         (b)  USL Annuity Application (USL-579E (6/15)).................................................. 16
(6)      Corporate Documents of Depositor
         (a)  Copy of the Bylaws of The United States Life Insurance Company in the City of New York,
              Amended and Restated December 14, 2010..................................................... 6
(7)      Reinsurance Contract............................................................................ Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement........................................... 1
         (b)  Seasons Series Trust Fund Participation Agreement.......................................... 3
         (c)  SunAmerica Series Trust Fund Participation Agreement....................................... 1
         (d)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement.................................................................................. 5
         (e)  American Funds Insurance Series Fund Participation Agreement............................... 2
              (i) Amendment to American Funds Insurance Series Fund Participation Agreement.............. 13
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 4
              (i) Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
              Agreement.................................................................................. 7
              (ii) Amendment to Franklin Templeton Variable Insurance Products Trust Fund
              Participation Agreement.................................................................... 15
         (g)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................. 2
         (h)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement........................ 18
         (i)  Amendment to Goldman Sachs Variable Insurance Trust Fund Participation Agreement........... 17
         (j)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 7
(9)      Opinion of Counsel and Consent of Depositor..................................................... 8
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable





(13)     Other
         (a)    Power of Attorney -- The United States Life Insurance Company in the City of New York
                Directors................................................................................ 17
         (b)    Amended and Restated Unconditional Capital Maintenance Agreement between American
                International Group, Inc. and The United States Life Insurance Company in the City of New
                York..................................................................................... 12
         (c)    Agreement and Plan of Merger including the Charter of The United States Life Insurance
                Company in the City of New York as the Surviving Corporation............................. 7
         (d)    CMA Termination Agreement................................................................ 14


--------
1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
  Accession No. 0000950148-02-002786.

3 Incorporated by reference to Pre-Effective Amendment 1 and Amendment No. 1,
  File Nos. 333-118218 and 811-08369, filed on December 10, 2004, Accession No. 0001193125-04-210437.

4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  4, File Nos. 333-146429 and 811-08810, filed on April 28, 2008, Accession
  No. 0000950148-08-000097.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

6 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
  File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
  0001193125-11-120900.

7 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

8 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178843 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104745.

9 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  2, File Nos. 333-178843 and 811-08810, filed on April 30, 2012, Accession
  No. 0000950123-12-007278.

10 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178841 and 811-03859, filed on April 29, 2013,
  Accession No. 000950123-13-002972.

11 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-178843 and 811-08810, filed on April 29, 2013,
  Accession No. 0000950123-13-002976.

12 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-178845 and 811-08820, filed on April 29, 2014,
  Accession No. 0000950123-14-004354.


13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198224 and 811-08810, filed on November 3, 2014, Accession No. 0000959123-14-010829.


14 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-178843 and 811-08810, filed on April 29, 2015,
  Accession No. 0001193125-15-156381.

15 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-178843 and 811-08810, filed on October 5, 2015,
  Accession No. 0001193125-15-337551.


16 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-178843 and 811-08810, filed on December 28, 2015,
  Accession No. 0001193125-15-414603.



17 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016.



18 Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6
  Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Kevin T. Hogan(4)                                 Director, Chairman of the Board, Chief Executive Officer and
                                                  President
Thomas J. Diemer                                  Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(1)                                Director, Senior Vice President and Chief Investment Officer
William J. Carr                                   Director
William A. Kane                                   Director





NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Scott H. Richland                                 Director
Charles S. Shamieh(4)                             Executive Vice President, Head of Legacy Portfolio
Jana W. Greer(2)                                  President, Individual Retirement
Rodney E. Rishel                                  President, Life, Disability and Health
Jonathan J. Novak(1)                              President, Institutional Markets
Robert J. Scheinerman                             Executive Vice President, Head of Individual Retirement
Don W. Cummings(4)                                Senior Vice President and Life Controller
Michael P. Harwood                                Senior Vice President, Chief Actuary and Corporate Illustration
                                                  Actuary
William C. Kolbert(5)                             Senior Vice President and Business Information Officer
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Sabyasachi Ray(9)                                 Senior Vice President and Chief Operations Officer
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Yoav Tamir(2)                                     Senior Vice President, Market Risk Management
Sai P. Raman(5)                                   Senior Vice President, Institutional Markets
Craig A. Buck(8)                                  Senior Vice President, Capital Management
Timothy M. Heslin                                 Senior Vice President, Head of Global Life Sciences
Justin J.W. Caulfield(4)                          Vice President and Treasurer
Charles E. Beam(3)                                Vice President and Assistant Controller
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
John B. Deremo(3)                                 Vice President, Distribution
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Josephine B. Lowman                               Vice President and Tax Officer
Michael E. Treske(2)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Katherine L. Stoner                               Vice President, 38a-1 Compliance Officer
Christina M. Haley(2)                             Vice President, Product Filing
Marla S. Campagna(6)                              Vice President
Manda Ghaferi(1)                                  Vice President
Mary M. Newitt(2)                                 Vice President, Product Filing
Keith C. Honig(6)                                 Vice President
Becky L. Strom                                    Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                  Assistant Life Controller
David J. Kumatz(3)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Michael Plotkin(3)                                Assistant Tax Officer
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(7)                                   Investment Tax Officer
Alireza Vaseghi(7)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer


--------
(1)   1999 Avenue of the Stars, Los Angeles, CA 90067

(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897

(6)   777 S. Figueroa Street, Los Angeles, CA 90017

(7)   80 Pine Street, New York, NY 10005

(8)   1650 Market Street, Philadelphia, PA 19139


(9)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2016, the number of Polaris Platinum O-Series contracts funded by FS Variable Separate Account was 209, of which 123 were qualified contracts and 86 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(2)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operation Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(2)     Vice President
   Christine A. Nixon(2)    Secretary
   Julie Cotton Hearne(3)   Assistant Secretary
   Rosemary Foster(3)       Assistant Secretary
   Virginia N. Puzon(2)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3)   Principal business address 2919 Allen Parkway, Houston, TX 77019


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.



ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS


GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2016.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK
                                          (On behalf of the Registrant and
                                          itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          ASSISTANT LIFE CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 25, 2016
------------------------------                      Officer, and President
KEVIN T. HOGAN

*WILLIAM J. CARR                                           Director                          April 25, 2016
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 25, 2016
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 25, 2016
------------------------------                              Officer
DEBORAH A. GERO

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 25, 2016
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*WILLIAM J. KANE                                           Director                          April 25, 2016
------------------------------
WILLIAM J. KANE

*SCOTT H. RICHLAND                                         Director                          April 25, 2016
------------------------------
SCOTT H. RICHLAND

*JANA W. GREER                                 President, Individual Retirement              April 25, 2016
------------------------------
JANA W. GREER

*DON W. CUMMINGS                           Senior Vice President and Life Controller         April 25, 2016
------------------------------
DON W. CUMMINGS

/s/  SARAH J. VANBECK                              Assistant Life Controller                 April 25, 2016
------------------------------
SARAH J. VANBECK

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 25, 2016
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.                DESCRIPTION
-------------   ----------------------------------
(4)(i)          USL Extended Legacy Program Guide
(10)            Consent